MONEY MARKET

U.S. GOVERNMENT MONEY MARKET

DOMESTIC EQUITY

DYNAMIC DOW (FORMERLY, LONG
DYNAMIC DOW 30)

DYNAMIC OTC (FORMERLY,
VELOCITY 100)

INVERSE DYNAMIC OTC (FORMERLY,
VENTURE 100)

DYNAMIC S&P 500 (FORMERLY,
TITAN 500)

INVERSE DYNAMIC S&P 500
(FORMERLY, TEMPEST 500)

INVERSE DYNAMIC DOW (FORMERLY,
INVERSE DYNAMIC DOW 30)

INVERSE MID-CAP

INVERSE OTC (FORMERLY, ARKTOS)

INVERSE RUSSELL 2000® (FORMERLY,
INVERSE SMALL-CAP)

INVERSE S&P 500 (FORMERLY, URSA)

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP ADVANTAGE (FORMERLY,
MEDIUS)

MID-CAP GROWTH

MID-CAP VALUE

NOVA

OTC

RUSSELL 2000® ADVANTAGE
(FORMERLY, MEKROS)

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY

EUROPE ADVANTAGE (FORMERLY,
LARGE-CAP EUROPE)

JAPAN ADVANTAGE (FORMERLY,
LARGE-CAP JAPAN)

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE

(FORMERLY, U.S. GOVERNMENT BOND)

INVERSE GOVERNMENT LONG BOND
(FORMERLY, JUNO)

THE RYDEX VARIABLE TRUST

MAY 1, 2006

ALTERNATIVE

ABSOLUTE RETURN STRATEGIES

COMMODITIES

DYNAMIC STRENGTHENING DOLLAR

(FORMERLY, STRENGTHENING DOLLAR)

DYNAMIC WEAKENING DOLLAR (FORMERLY,
WEAKENING DOLLAR)

HEDGED EQUITY

MULTI-CAP CORE EQUITY (FORMERLY,
CORE EQUITY)

REAL ESTATE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Dynamic Dow Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Inverse Dynamic Dow Fund, Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000® Fund, Inverse S&P 500 Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Advantage Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Nova Fund, OTC Fund, Russell 2000® Advantage Fund, Small-Cap Growth Fund, Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund

INTERNATIONAL EQUITY FUNDS – Europe Advantage Fund, Japan Advantage Fund

FIXED INCOME FUNDS – Government Long Bond Advantage Fund, Inverse Government Long Bond Fund

ALTERNATIVE FUNDS – Absolute Return Strategies Fund, Commodities Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, Hedged Equity Fund, Multi-Cap Core Equity Fund, Real Estate Fund, Sector Rotation Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	DYNAMIC DOW FUND

8	DYNAMIC OTC FUND

10	INVERSE DYNAMIC OTC FUND

12	DYNAMIC S&P 500 FUND

14	INVERSE DYNAMIC S&P 500 FUND

16	INVERSE DYNAMIC DOW FUND

18	INVERSE MID-CAP FUND

20	INVERSE OTC FUND

22	INVERSE RUSSELL 2000® FUND

24	INVERSE S&P 500 FUND

26	LARGE-CAP GROWTH FUND

28	LARGE-CAP VALUE FUND

30	MID-CAP ADVANTAGE FUND

32	MID-CAP GROWTH FUND

34	MID-CAP VALUE FUND

36	NOVA FUND

38	OTC FUND

40	RUSSELL 2000® ADVANTAGE FUND

42	SMALL-CAP GROWTH FUND

44	SMALL-CAP VALUE FUND

SECTOR FUNDS

46	COMMON RISK/RETURN INFORMATION

47	BANKING FUND

49	BASIC MATERIALS FUND

51	BIOTECHNOLOGY FUND

53	CONSUMER PRODUCTS FUND

55	ELECTRONICS FUND

57	ENERGY FUND

59	ENERGY SERVICES FUND

61	FINANCIAL SERVICES FUND

63	HEALTH CARE FUND

65	INTERNET FUND

67	LEISURE FUND

69	PRECIOUS METALS FUND

71	RETAILING FUND

73	TECHNOLOGY FUND

75	TELECOMMUNICATIONS FUND

77	TRANSPORTATION FUND

79	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

81	COMMON RISK/RETURN INFORMATION

82	EUROPE ADVANTAGE FUND

84	JAPAN ADVANTAGE FUND

FIXED INCOME FUNDS

86	COMMON RISK/RETURN INFORMATION

87	GOVERNMENT LONG BOND ADVANTAGE FUND

89	INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUNDS

91	COMMON RISK/RETURN INFORMATION

92	ABSOLUTE RETURN STRATEGIES FUND

95	COMMODITIES FUND

97	DYNAMIC STRENGTHENING DOLLAR FUND

99	DYNAMIC WEAKENING DOLLAR FUND

101	HEDGED EQUITY FUND

104	MULTI-CAP CORE EQUITY FUND

106	REAL ESTATE FUND

108	SECTOR ROTATION FUND

MONEY MARKET FUND

110	U.S. GOVERNMENT MONEY MARKET FUND

112	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

119	PURCHASING AND REDEEMING SHARES

120	DIVIDENDS, DISTRIBUTIONS, AND TAXES

121	MANAGEMENT OF THE FUNDS

123	FINANCIAL HIGHLIGHTS

130	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

This page intentionally left blank.

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

DYNAMIC DOW FUND  INVERSE OTC FUND  MID-CAP VALUE FUND

DYNAMIC OTC FUND  INVERSE RUSSELL 2000® FUND  NOVA FUND

INVERSE DYNAMIC OTC FUND  INVERSE S&P 500 FUND  OTC FUND

DYNAMIC S&P 500 FUND  LARGE-CAP GROWTH FUND  RUSSELL 2000® ADVANTAGE FUND

INVERSE DYNAMIC S&P 500 FUND  LARGE-CAP VALUE FUND  SMALL-CAP GROWTH FUND

INVERSE DYNAMIC DOW FUND  MID-CAP ADVANTAGE FUND  SMALL-CAP VALUE FUND

INVERSE MID-CAP FUND  MID-CAP GROWTH FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Mid-Cap Advantage and Russell 2000® Advantage Funds, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Mid-Cap Advantage and Russell 2000® Advantage Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

PROSPECTUS

DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.24%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -5.87%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	-3.81%	1.72%
SINCE INCEPTION (05/03/2004)	2.69%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) and shareholder service fees	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$175	$343	$936	$2,033

DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic OTC Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic OTC Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® Index goes down.

PROSPECTUS

DYNAMIC OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 35.14%%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -50.46%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	-3.03%	1.90%
SINCE INCEPTION (10/01/2001)	1.09%	9.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

INVERSE DYNAMIC OTC FUND (FORMERLY, VENTURE 100 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic OTC Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dynamic OTC Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® goes up.

PROSPECTUS

INVERSE DYNAMIC OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Dynamic OTC Fund has not yet commenced operations and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES*	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

* Other Expenses are estimated.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS
$173	$537

DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic S&P 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

PROSPECTUS

DYNAMIC S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.24%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -33.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	DYNAMIC S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (10/01/2001)	4.55%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

INVERSE DYNAMIC S&P 500 FUND (FORMERLY, TEMPEST 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dynamic S&P 500 Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes up.

PROSPECTUS

INVERSE DYNAMIC S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Inverse Dynamic S&P 500 Fund has not yet commenced operations and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES*	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

* Other Expenses are estimated.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS
$173	$537

INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

PROSPECTUS

INVERSE DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.04%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -5.10%
(quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	1.63%	1.72%
SINCE INCEPTION (05/03/2004)	-6.16%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) and shareholder service fees	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

INVERSE MID-CAP FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PROSPECTUS

INVERSE MID-CAP FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Mid-Cap Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 0.77%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -3.72%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE MID-CAP FUND	S&P MIDCAP 400 INDEX [2]
PAST ONE YEAR	-8.16%	12.56%
SINCE INCEPTION (05/03/2004)	-11.98%	15.91%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2000

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

PROSPECTUS

INVERSE OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

	INVERSE OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	1.27%	1.90%
SINCE INCEPTION (05/21/2001)	-2.67%	-4.46%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

INVERSE RUSSELL 2000® FUND (FORMERLY, INVERSE SMALL-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000® Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Russell 2000® Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

PROSPECTUS

INVERSE RUSSELL 2000® FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Russell 2000® Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.86%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -4.10%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE RUSSELL 2000® FUND	RUSSELL 2000® INDEX [2]
PAST ONE YEAR	-3.07%	4.55%
SINCE INCEPTION (05/03/2004)	-10.58%	12.39%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Russell 2000® Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

PROSPECTUS

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21, 1997, – 3.70%; and May 24, 1997 to June 3, 1997, 0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PROSPECTUS

LARGE-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.36%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.41%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH INDEX [2]	S&P500/CITIGROUP PURE GROWTH INDEX [3]
PAST ONE YEAR	1.77%	3.46%	7.26%
SINCE INCEPTION (05/03/2004)	3.63%	5.56%	11.12%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 Previously the Fund's returns had been compared to the S&P 500/Barra Growth Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$954	$1,864

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PROSPECTUS

LARGE-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.00%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.85% (quarter
ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE INDEX[2]	S&P500/CITIGROUP PURE VALUE INDEX[3]
Past One Year	4.19%	6.33%	14.31%
Since Inception (05/03/2004)	10.01%	12.15%	21.59%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P 500/Barra Value Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

MID-CAP ADVANTAGE FUND (FORMERLY, MEDIUS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Mid-Cap Advantage Fund will invest at least 80% of its net assets in mid-cap securities and derivatives thereof. This is a non-fundamental policy that can be changed by the Mid-Cap Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400® Index goes down.

PROSPECTUS

MID-CAP ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.41%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -25.33%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP ADVANTAGE FUND	S&P MIDCAP 400 INDEX[2]
PAST ONE YEAR	14.07%	12.56%
SINCE INCEPTION (10/01/2001)	18.17%	15.23%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PROSPECTUS

MID-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.96%
(quarter ended December 31, 2005) and the
lowest return for a quarter was -.070%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP GROWTH FUND	S&P MIDCAP 400/BARRA GROWTH INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	11.46%	13.42%	12.21%
SINCE INCEPTION (05/03/2004)	12.12%	14.79%	16.21%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Growth Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$854	$1,864

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PROSPECTUS

MID-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.76%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -1.22%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	8.32%	11.60%	9.91%
SINCE INCEPTION (05/03/2004)	14.24%	16.96%	17.32%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Value Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$155	$482	$832	$1,819

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

PROSPECTUS

RUSSELL 2000® ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	RUSSELL 2000® ADVANTAGE FUND	RUSSELL 2000®2 INDEX
PAST ONE YEAR	3.91%	4.58%
SINCE INCEPTION (10/01/2001)	14.52%	14.63%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PROSPECTUS

SMALL-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 6.07%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.17%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	6.20%	8.97%	7.55%
SINCE INCEPTION (05/03/2004)	13.25%	16.17%	16.99%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Growth Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PROSPECTUS

SMALL-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.69%
(quarter ended June 30, 2005) and the
lowest return for a quarter was -3.12%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	3.64%	6.45%	12.09%
SINCE INCEPTION (05/03/2004)	12.88%	15.49%	20.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Value Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$154	$479	$827	$1,807

RYDEX SECTOR FUNDS

BANKING FUND	INTERNET FUND

BASIC MATERIALS FUND	LEISURE FUND

BIOTECHNOLOGY FUND	PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND	RETAILING FUND

ELECTRONICS FUND	TECHNOLOGY FUND

ENERGY FUND	TELECOMMUNICATIONS FUND

ENERGY SERVICES FUND	TRANSPORTATION FUND

FINANCIAL SERVICES FUND	UTILITIES FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

PROSPECTUS

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depository Receipts ("ADRs") and U.S. Government securities. Under Securities and Exchange Commission (the "SEC") regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that may affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

BANKING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.53%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -13.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BANKING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-2.77%	4.91%
SINCE INCEPTION (05/02/2001)	8.62%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

PROSPECTUS

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.09%
(quarter ended December 31, 2003) and the
lowest return for a quarter was -23.95%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BASIC MATERIALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	4.04%	4.91%
SINCE INCEPTION (05/02/2001)	7.42%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

PROSPECTUS

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

BIOTECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.15%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -32.74%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BIOTECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.67%	4.91%
SINCE INCEPTION (05/02/2001)	-3.24%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$174	$540	$930	$2,022

PROSPECTUS

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

CONSUMER PRODUCTS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.29%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -10.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	CONSUMER PRODUCTS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-0.40%	4.91%
SINCE INCEPTION (05/29/2001)	6.63%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

PROSPECTUS

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that may affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

ELECTRONICS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.45%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -38.25%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	ELECTRONICS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.87%	4.91%
SINCE INCEPTION (08/03/2001)	-11.33%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,977

PROSPECTUS

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

ENERGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.22%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -17.97%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending december 31,2005)1

	ENERGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	38.54%	4.91%
SINCE INCEPTION (05/29/2001)	11.46%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

PROSPECTUS

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

ENERGY SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.76%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -18.84%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	ENERGY SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	48.30%	4.91%
SINCE INCEPTION (05/02/2001)	6.50%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

PROSPECTUS

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

PROSPECTUS

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

PROSPECTUS

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that may affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products.

INTERNET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.55%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -30.83%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INTERNET FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-1.38%	4.91%
SINCE INCEPTION (05/24/2001)	-8.30%	0.94%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

PROSPECTUS

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.59%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.30%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LEISURE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-4.87%	4.91%
SINCE INCEPTION (05/22/2001)	-0.43%	0.66%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$164	$508	$876	$1,909

PROSPECTUS

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

During the period shown in the bar chart,
the highest return for a quarter was 31.42%
(quarter ended March 31, 2002) and
the lowest return for a quarter was -20.72%
(quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	PRECIOUS METALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	20.89%	4.91%
PAST FIVE YEARS	19.17%	0.54%
SINCE INCEPTION (05/29/97)	0.78%	6.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

PROSPECTUS

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 19.69%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.72%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	RETAILING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	5.48%	4.91%
SINCE INCEPTION (07/23/2001)	5.31%	2.82%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

PROSPECTUS

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.34%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -26.87%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.11%	4.91%
SINCE INCEPTION (05/02/2001)	-5.64%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,997

PROSPECTUS

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 38.10%
(quarter ended December 31, 2002) and
the lowest return for a quarter was -28.27%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TELECOMMUNICATIONS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	1.16%	4.91%
SINCE INCEPTION (07/27/2001)	-4.10%	2.53%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

PROSPECTUS

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.88%
(quarter ended December 31, 2004) and
the lowest return for a quarter was -17.89%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TRANSPORTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	8.48%	4.91%
SINCE INCEPTION (06/11/2001)	7.43%	1.61%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

PROSPECTUS

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.68%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -22.51%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	UTILITIES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.56%	4.91%
SINCE INCEPTION (05/02/2001)	-4.75%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

PROSPECTUS

RYDEX INTERNATIONAL EQUITY FUNDS

EUROPE ADVANTAGE FUND

JAPAN ADVANTAGE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each International Equity Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each International Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

GEOGRAPHIC CONCENTRATION RISK – Because a significant portion of the assets of the Europe Advantage Fund and Japan Advantage Fund are invested in a specific geographical region, the value of their investments and the net asset value of the Funds could decline more dramatically as a result of adverse events affecting those regions.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Europe Advantage and Japan Advantage Funds seek to track their respective benchmarks over time, but are subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

The price of each Fund is calculated at the close of the U.S. markets using fair value prices. Due to the difference in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Funds, on a daily basis, are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for these Funds may be higher than other Rydex Funds.

EUROPE ADVANTAGE FUND (FORMERLY, LARGE-CAP EUROPE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 IndexSM (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Europe Advantage Fund will invest at least 80% of its net assets in equity securities of European issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Europe Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Europe Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN EUROPE. – Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 IndexSM to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 IndexSM goes down.

PROSPECTUS

EUROPE ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Europe Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.39%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -28.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	EUROPE ADVANTAGE	DOW JONES STOXX 50 INDEX[2]
PAST ONE YEAR	6.36%	24.17%
SINCE INCEPTION (10/01/2001)	8.58%	3.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones Stoxx 50 Index. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by Rydex Variable Trust.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Europe Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

JAPAN ADVANTAGE FUND (FORMERLY, LARGE-CAP JAPAN FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Japan Advantage Fund will invest at least 80% of its net assets in equity securities of Japanese issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Japan Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Japan Advantage Fund is subject to a number of other risks that will affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN – Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PROSPECTUS

JAPAN ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Japan Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 24.29%
(quarter ended September 30, 2003) and the
lowest return for a quarter was -17.53%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	JAPAN ADVANTAGE FUND	TOPIX 100 INDEX[2]
PAST ONE YEAR	20.35%	40.07%
SINCE INCEPTION (10/01/2001)	7.17%	8.98%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Japan Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each of the Funds is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

PROSPECTUS

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

PROSPECTUS

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

PROSPECTUS

RYDEX ALTERNATIVE FUNDS

ABSOLUTE RETURN STRATEGIES FUND	HEDGED EQUITY FUND

COMMODITIES FUND	MULTI-CAP CORE EQUITY

DYNAMIC STRENGTHENING DOLLAR FUND	REAL ESTATE FUND

DYNAMIC WEAKENING DOLLAR FUND	SECTOR ROTATION FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Alternative Fund has its own unique investment objective. The investment objective of each Alternative Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

DIRECTIONAL POSITIONS		NON-DIRECTIONAL POSITIONS (MARKET NEUTRAL INVESTMENT STRATEGIES)
• Equities	- a portfolio consisting of a basket of stocks or index futures	• Market Neutral Value	- an equity portfolio consisting of value stocks and short positions in non-value stocks

• Fixed Income	- a portfolio consisting of U.S. Government securities or bond futures	• Market Neutral Growth	- an equity portfolio consisting of growth stocks and short positions in non-growth stocks

• Commodities	- a portfolio consisting of instruments with commodity exposure	• Market Neutral Momentum	- an equity portfolio consisting of stocks that exhibit strong price momentum and short positions in stocks that exhibit weak price momentum

• Currencies	- a portfolio consisting of a basket of foreign currencies	• Market Neutral Capitalization	- an equity portfolio consisting of small-cap stocks and short positions in large-cap stocks

• Covered Call Options	- a portfolio of short call options which are fully covered by holdings of the underlying security	• Merger Arbitrage Spreads	- an equity portfolio consisting of acquired stocks and short positions in acquiring stocks

• Long Options	- a portfolio of call or put options	• Duration Neutral Term Spreads	- a bond portfolio consisting of 10-year U.S. Government securities and short positions in 2-year U.S. Government securities

		• Duration Neutral Default Spreads	- a bond portfolio consisting of corporate bonds and short positions in U.S. Government securities of a similar duration

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Absolute Return Strategies Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

PROSPECTUS

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

HIGH YIELD RISK – The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

ABSOLUTE RETURN STRATEGIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Absolute Return Strategies Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees paid directly from your investment)
REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a percentage of amount redeemed)*	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.20%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES**
SHORT DIVIDEND EXPENSES	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.45%

* The Fund will charge shareholders a redemption fee when they redeem shares held for less than thirty days. For more information, see "Frequent Purchases and Redemptions of Fund Shares."
** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.20%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Absolute Return Strategies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$152	$473	$816	$1,784

PROSPECTUS

COMMODITIES FUND

FUND OBJECTIVE

The Commodities Fund seeks long-term capital appreciation through investment in commodity-linked instruments.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Fund seeks 100% (but at all times at least 80%) exposure to the performance of the commodities markets. This is a non-fundamental policy that can be changed by the Commodities Fund upon 60 days' prior notice to shareholders. The Fund will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Commodities Fund is subject to a number of other risks that may affect the value of its shares, including:

COMMODITY RISK – The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ENERGY SECTOR CONCENTRATION RISK – The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

COUNTERPARTY CREDIT RISK – Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PERFORMANCE

The Commodities Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.89%
Contractual fee waiver*	(0.35)%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.29%

* The Adviser has contractually agreed to waive fees until at least May 1, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Commodities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$135	$421	$728	$1,600

PROSPECTUS

DYNAMIC STRENGTHENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Strengthening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Strengthening Dollar Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Strengthening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Strengthening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Strengthening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the foreign currencies will appreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes down.

PERFORMANCE

The Dynamic Strengthening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.88%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Strengthening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$187	$578	$995	$2,156

PROSPECTUS

DYNAMIC WEAKENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Weakening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Weakening Dollar Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Weakening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Weakening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Weakening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the U.S. Dollar will appreciate in value relative to foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes up.

PERFORMANCE

The Dynamic Weakening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.86%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.76%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Weakening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$185	$572	$984	$2,133

PROSPECTUS

HEDGED EQUITY FUND

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by long/short hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

DIRECTIONAL POSITIONS		NON-DIRECTIONAL POSITIONS (MARKET NEUTRAL INVESTMENT STRATEGIES)
• Equities	- a portfolio consisting of a basket of stocks or index futures	• Market Neutral Value	- an equity portfolio consisting of value stocks and short positions in non-value stocks

• Covered Call Options	- a portfolio of short call options which are fully covered by holdings of the underlying security	• Market Neutral Growth	- an equity portfolio consisting of growth stocks and short positions in non-growth stocks

• Long Options	- a portfolio of call or put options	• Market Neutral Momentum	- an equity portfolio consisting of stocks that exhibit strong price momentum and short positions in stocks that exhibit weak price momentum

		• Market Neutral Capitalization	- an equity portfolio consisting of small-cap stocks and short positions in large-cap stocks

		• Merger Arbitrage Spreads	- an equity portfolio consisting of acquired stocks and short positions in acquiring stocks

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Hedged Equity Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PROSPECTUS

PERFORMANCE

The Hedged Equity Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees paid directly from your investment)
REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a percentage of amount redeemed)*	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES**
SHORT DIVIDEND EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.96%

* The Fund will charge shareholders a redemption fee when they redeem shares held for less than thirty days. For more information, see "Frequent Purchases and Redemptions of Fund Shares."
** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.15%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Hedged Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$206	$636	$1,081	$2,353

MULTI-CAP CORE EQUITY FUND (FORMERLY, CORE EQUITY FUND)

FUND INFORMATION

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000® Index. The Fund pursues its investment objective by investing through a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges.

The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options, and swap transactions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Multi-Cap Core Equity Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

PROSPECTUS

MULTI-CAP CORE EQUITY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Multi-Cap Core Equity Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES*	0.70%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.97%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%

* The Management Fee paid to the Advisor for providing services to the Fund consists of a basic annual fee rate of 0.70% of the Fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.50% and a maximum fee of 0.90%. Because the performance adjustment is applied relative to the performance of the Russell 3000® Index, the Advisor could receive a positive performance adjustment even during periods where the Fund's performance is negative. See "Management of the Funds" for additional information.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Multi-Cap Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$175	$543	$936	$2,033

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which also include master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Real Estate Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area,or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

PROSPECTUS

REAL ESTATE FUND

FUND PERFORMANCE AND FEE INFORMATION
PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.32%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -9.37%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	REAL ESTAE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	7.15%	4.91%
SINCE INCEPTION (10/01/2001)	15.75%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Sector Rotation Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PROSPECTUS

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK– Interest rate risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK– The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 1.36%
(quarter ended December 31, 2000) and the
lowest return for a quarter was 0.00%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	U.S. GOVERNMENT MONEY MARKET FUND	90 DAY TREASURY COMPOSITE INDEX [2]
PAST ONE YEAR	2.00%	3.08%
PAST FIVE YEARS	1.09%	2.34%
SINCE INCEPTION (05/07/97)	2.27%	3.65%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

Yield – Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$123	$383	$662	$1,459

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DYNAMIC DOW FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

DYNAMIC OTC FUND	200% OF THE PERFORMANCE OF THE NASDAQ 500® INDEX

INVERSE DYNAMIC OTC FUND	200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE NASDAQ 500® INDEX

DYNAMIC S&P 500 FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DYNAMIC S&P 500 FUND	200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE S&P 500® INDEX

INVERSE DYNAMIC DOW FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE OTC FUND	INVERSE (OPPOSITE) OF THE NASDAQ 100 INDEX®

INVERSE RUSSELL 2000® FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH® INDEX

LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE® INDEX

MID-CAP ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400 BARRA GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

RUSSELL 2000® ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH® INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE® INDEX

EUROPE ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50SM INDEX

JAPAN ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

DYNAMIC STRENGTHENING DOLLAR FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

DYNAMIC WEAKENING DOLLAR FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400® INDEX. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 30, 2005, the S&P MidCap 400 Index included companies with a capitalization range of $409 million to $14.6 million.

PROSPECTUS

DOW JONES STOXX 50SM Index. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 30, 2005, the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of $28.7 billion to $219.8 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 30, 2005, the Topix 100 Index included companies with a capitalization range of $5 billion to $187 billion.

RUSSELL 2000 INDEX®. The Russell 2000 Index® is composed of the 2,000 smallest companies in the Russell 3000 Index®, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index® is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 30, 2005, the Russell 2000 Index® included companies with a capitalization range of $26 million to $4.4 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $806 million to $245.5 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.4 billion to $278 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $409 million to $5.8 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $711 million to $14 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $76 million to $2.7 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $150 million to $4.2 billion.

THE DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

THE U.S. DOLLAR INDEX®. The U.S. Dollar Index (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund and Multi-Cap Core Equity Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, Mid-Cap Advantage, Russell 2000® Advantage, Europe Advantage, Japan Advantage, Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic OTC, Inverse Dynamic OTC, Dynamic Dow, Inverse Dynamic Dow, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Dynamic S&P 500, Inverse Dynamic OTC, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow and Dynamic Weakening Dollar Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR, REAL ESTATE AND COMMODITIES FUNDS. In managing the Sector, Real Estate, and Commodities Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund by maintaining exposure to each of six "style specific" and "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap value, large-cap growth, mid-cap value, mid-cap growth, small-cap

PROSPECTUS

value and small-cap growth segments of the market. The Advisor generally allocates the Fund's investments equally among the style segments and rebalances periodically using a quantitative methodology designed to reduce the Fund's volatility relative to the overall U.S. equity market. In selecting Fund investments, the Advisor considers a universe of approximately 3000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor classifies securities between growth and value styles based on relative price-to-book ratios and estimates of forecasted growth values. The Advisor classifies securities among the large, medium and small cap segments of the market based on relative market capitalization. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2000 companies to represent the small-cap segment. The Advisor may adjust the number of companies included in these various market segments, as appropriate, based on quantitative factors.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is commonly referred to as market risk. To better understand this concept, the Advisor offers an expanded definition: Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. In this context, the Advisor considers exposure to both directional positions (e.g., equities and fixed income) and non-directional positions (e.g., value and corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Absolute Return Strategies Fund and Hedged Equity Fund employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, e.g., the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have a short exposure to directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following directional positions:

• An Equities position involves investment in a basket of stocks or index futures.

• A Fixed Income position involves investment in a basket of U.S. Government securities or bond futures.

• A Commodities position involves investment in commodity indices.

• A Currencies position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

• A Covered Call Options position involves investment in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to non-directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have short exposure to non-directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investment in a basket of stocks that exhibit traditional value characteristics and sells short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investment in a basket of stocks that exhibit traditional growth characteristics and sells short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investment in a basket of stocks that exhibit strong price momentum and sells short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investment in a basket of small-capitalization stocks and sells short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Merger Arbitrage Spreads position involves investment in a basket of stocks that are being acquired and sells short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investment in long 10-year U.S. government securities and sells short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investment in a basket of corporate bonds and sells short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Commodities, and U.S. Government Money Market Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds except U.S. Government Money Market Fund) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income and Absolute Return Strategies Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (International Equity, Sector Rotation, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies, and Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (International Equity, Sector Rotation, Absolute Return Strategies, Hedged Equity and Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack

PROSPECTUS

accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (All Funds except U.S. Government Money Market Fund) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:
• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC, Inverse OTC, Dynamic OTC, Inverse Dynamic OTC, Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic Dow, Inverse Dynamic Dow, Commodities, Real Estate and Sector Funds) – With the exception of the Sector, Commodities, and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Inverse OTC, Dynamic OTC, and Inverse Dynamic OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Sector, Commodities and Real Estate Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds except U.S. Government Money Market Fund) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Absolute Return Strategies, Hedged Equity, Sector Rotation, and Multi-Cap Core Equity Funds) – Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) – Tracking error risk refers to the risk that the Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (All Funds except U.S. Government Money Market Fund) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Dynamic S&P 500, Inverse Dynamic OTC, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow, Absolute Return Strategies, Hedged Equity, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, and Sector Rotation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Mid-Cap Advantage, Russell 2000® Advantage, Multi-Cap Core Equity, Sector Rotation, Mid-Cap Value, Inverse Mid-Cap, Inverse Russell 2000®, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Absolute Return Strategies, Commodities, Hedged Equity, Real Estate and Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity, International Equity, Commodities, Absolute Return Strategies, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Hedged Equity, Multi-Cap Core Equity and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Absolute Return Strategies Fund may also enter into credit default swaps. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK (Commodities Fund) – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

PROSPECTUS

INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Commodities Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the GSCI. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The values of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

TAX RISK (Commodities Fund) – As noted above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Rev. Rul. 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information."

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Sector Funds, Real Estate Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity and Sector Rotation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Absolute Return Strategies Fund, Hedged Equity Fund, Multi-Cap Core Equity Fund, and Sector Rotation Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus. Currently, the Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. With respect to the Multi-Cap Core Equity Fund and Sector Rotation Fund, the Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Funds subject to the limitations discussed below. With respect to the Absolute Return Strategies Fund and Hedged Equity Fund, the Board of Trustees has also approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within thirty (30) days of buying them (either by purchase or exchange) subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Funds.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, except the Dynamic Dow Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). For the Dynamic Dow Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE.

Each insurance company may have different rules about the timing and processing of transaction orders. As a result, transactions at the morning NAV, for the Dynamic Dow Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, may not be available through each insurance company. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Europe Advantage and Japan Advantage Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The Europe Advantage and Japan Advantage Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe Advantage and Japan Advantage Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe Advantage and Japan Advantage Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

PROSPECTUS

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond Advantage Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
DYNAMIC DOW	.90%
DYNAMIC OTC	.90%
INVERSE DYNAMIC OTC	.90%
DYNAMIC S&P 500.90%
INVERSE DYNAMIC S&P 500.90%
INVERSE DYNAMIC DOW	.90%
INVERSE MID-CAP	.90%
INVERSE OTC	.90%
INVERSE RUSSELL 2000®	.90%
INVERSE S&P 500.90%
LARGE-CAP GROWTH	.75%
LARGE-CAP VALUE	.75%
MID-CAP ADVANTAGE	.90%
MID-CAP GROWTH	.75%
MID-CAP VALUE	.75%
NOVA	.75%
OTC	.75%

FUND	ADVISORY FEE
RUSSELL 2000® ADVANTAGE	.90%
SMALL-CAP GROWTH	.75%
SMALL-CAP VALUE	.75%
SECTOR FUNDS (EXCEPT PRECIOUS METALS AND COMMODITIES)	.85%
PRECIOUS METALS	.75%
EUROPE ADVANTAGE	.90%
JAPAN ADVANTAGE	.90%
GOVERNMENT LONG BOND ADVANTAGE	.50%
INVERSE GOVERNMENT LONG BOND	.90%
ABSOLUTE RETURN STRATEGIES	1.15%
COMMODITIES	.75%
DYNAMIC STRENGTHENING DOLLAR	.90%
DYNAMIC WEAKENING DOLLAR	.90%
HEDGED EQUITY	1.15%
MULTI-CAP CORE EQUITY*	.70%
REAL ESTATE	.85%
SECTOR ROTATION	.90%
U.S. GOVERNMENT MONEY MARKET	.50%

*Represents the base management fee that is subject to a performance adjustment so that base fee can increase to a maximum of 0.90% or decrease to a minimum of 0.50%, depending on the investment performance of the Fund relative to the Russell 3000® Index (the "Index"). The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity market. The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning June 30,2004. The 12-month comparison period will roll over with each succeeding month, so that it will always equal 12 months, ending with the month for which the performance adjustment is being computed. For every 0.0375% of difference between the performance of the Fund and the performance of the Index, the Advisor's fee will be adjusted upwards or downwards by 0.01%. The maximum annualized performance adjustment is +/- 0.20%.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

prospectus

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)	$.30	$8.56	3.97%
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§	1.05	8.26	14.62%
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—	2.03	7.21	39.19%
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)	(3.49)	5.18	(35.72)%
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)	(5.21)	8.67	(23.58)%
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—	(.04)	5.15	(0.77)%
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—	(.58)	5.19	(10.05)%
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—	(1.80)	5.77	(23.78)%
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)	1.28	7.57	21.64%
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)	.20	6.29	14.99%
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	.16	14.55	1.11%
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	1.23	14.39	9.35%
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—	4.11	13.16	45.41%
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—	(5.75)	9.05	(38.85)%
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—	(8.03)	14.80	(35.17)%
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—	.27	21.51	1.27%
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—	(2.85)	21.24	(11.83)%
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)	(14.95)	24.09	(37.37)%
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)	9.56	39.04	33.85%
December 31, 2001*	25.00	.03	4.45	4.48	—	—	—	—	4.48	29.48	17.92%
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)	(1.46)	18.37	3.38%
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)	(1.76)	19.83	16.90%
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)	5.50	21.59	54.94%
December 31, 2002	29.87	(.09)	(13.65)	(13.74)	—	(.04)	—	(.04)	(13.78)	16.09	(46.00)%
December 31, 2001*	25.00	(.25)	5.12	4.87	—	—	—	—	4.87	29.87	19.48%
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—	(.70)	22.39	(3.03)%
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)	1.36	23.09	14.21%
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)	9.83	21.73	98.63%
December 31, 2002	38.97	(.13)	(26.94)	(27.07)	—	—	—	—	(27.07)	11.90	(69.46)%
December 31, 2001*	25.00	(.59)	14.56	13.97	—	—	—	—	13.97	38.97	55.88%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	1.53%	1.53%	0.60%		381%	$132,018
December 31, 2004	1.46%	1.46%	0.41%		654%	130,200
December 31, 2003	1.54%	1.54%	0.09%		729%	81,816
December 31, 2002	1.72%	1.72%	(0.14)%		570%	34,017
December 31, 2001	1.45%	1.45%	2.61%		—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	1.77%	1.70%	1.46%		—	32,505
December 31, 2004	1.62%	1.62%	(0.28)%		—	19,076
December 31, 2003	1.67%	1.67%	(0.59)%		—	17,822
December 31, 2002	1.79%	1.79%	(0.24)%		—	36,195
December 31, 2001	1.89%	1.89%	1.85%		—	18,997
OTC Fund
December 31, 2005	1.50%	1.50%	(0.68)%		294%	102,487
December 31, 2004	1.47%	1.47%	(0.17)%		418%	191,476
December 31, 2003	1.53%	1.53%	(1.20)%		482%	127,836
December 31, 2002	1.74%	1.74%	(1.58)%		183%	77,635
December 31, 2001	1.45%	1.45%	(1.31)%		139%	164,619
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	1.70%	1.63%	1.49%		—	19,648
December 31, 2004	1.70%	1.64%	(0.35)%		—	23,928
December 31, 2003	1.68%	1.68%	(0.73)%		—	34,563
December 31, 2002	1.77%	1.77%	(0.49)%		—	24,229
December 31, 2001*	2.23%**	2.23%**	0.10	%**	—	5,955
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	1.65%	1.65%	0.55%		585%	25,397
December 31, 2004	1.65%	1.65%	0.09%		974%	29,053
December 31, 2003	1.69%	1.69%	(0.55)%		1,085%	30,428
December 31, 2002	1.74%	1.74%	(0.49)%		—	2,122
December 31, 2001*	2.22%**	2.22%**	(1.11	)%**	—	311
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	1.65%	1.65%	(0.42)%		343%	44,313
December 31, 2004	1.65%	1.65%	(0.29)%		662%	57,599
December 31, 2003	1.71%	1.71%	(1.10)%		959%	40,632
December 31, 2002	1.77%	1.77%	(0.79)%		—	3,346
December 31, 2001*	2.34%**	2.34%**	(1.77	)%**	—	477

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	$26.50	$(.02)	$3.75	$3.73	$—	$(.08)	$(.08)	$3.65	$30.15	14.07%
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76	26.50	22.14%
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97	24.74	52.43%
December 31, 2002	31.21	(.12)	(7.18)	(7.30)	—	(6.14)	(6.14)	(13.44)	17.77	(24.44)%
December 31, 2001*	25.00	(.20)	6.88	6.68	—	(.47)	(.47)	6.21	31.21	26.67%
Inverse Mid-Cap Fund
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)	39.15	(8.16)%
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)	44.03	(11.94)%
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49	34.14	3.91%
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90	33.65	25.20%
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64	29.75	64.28%
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)	20.11	(35.45)%
December 31, 2001*	25.00	(.31)	7.56	7.25	—	(.34)	(.34)	6.91	31.91	28.97%
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)	40.60	(3.07)%
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)	42.83	(14.34)%
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50	12.38	7.71%
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21	11.88	8.42%
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)	11.67	(0.64)%
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64	13.08	18.62%
December 31, 2001	11.80	.37	(.36)	.01	(.37)	—	(.37)	(.36)	11.44	0.08%
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)	20.80	(5.24)%
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)	21.95	(10.67)%
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)	24.82	(0.72)%
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)	1.22	23.84	6.36%
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)	(.25)	22.62	16.15%
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)	3.35	22.87	43.08%
December 31, 2002	28.01	(.09)	(7.84)	(7.93)	(.01)	(.55)	(.56)	(8.49)	19.52	(28.35)%
December 31, 2001*	25.00	(.16)	3.17	3.01	—	—	—	3.01	28.01	12.04%
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—	5.65	33.42	20.35%
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—	2.60	27.77	10.33%
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—	6.88	25.17	37.62%
December 31, 2002	21.91	(.08)	(3.46)	(3.54)	—	(.08)	(.08)	(3.62)	18.29	(16.20)%
December 31, 2001*	25.00	(.16)	(2.93)	(3.09)	—	—	—	(3.09)	21.91	(12.36)%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	1.65%	1.65%	1.65%	(0.05)%		573%	$51,197
December 31, 2004	1.64%	1.64%	1.64%	(0.37)%		866%	34,162
December 31, 2003	1.70%	1.70%	1.70%	(0.54)%		1,665%	18,544
December 31, 2002	1.75%	1.75%	1.75%	(0.49)%		4,320%	6,707
December 31, 2001*	2.27%**	2.27%**	2.27%**	(0.87	)%**	3,707%	754
Inverse Mid-Cap Fund
December 31, 2005	1.64%	1.64%	1.64%	1.65%		—	2,846
December 31, 2004*	1.62%**	1.62%**	1.62%**	(0.17	)%**	—	1,319
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	1.63%	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	1.65%	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	1.70%	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	1.74%	1.74%	1.74%	(0.70)%		1,940%	12,947
December 31, 2001*	2.26%**	2.26%**	2.26%**	(0.96	)%**	848%	8,524
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	1.63%	1.63%	1.63%	1.49%		—	11,850
December 31, 2004*	1.65%**	1.65%**	1.65%**	(0.29	)%**	—	4,344
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	1.18%	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	1.21%	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	1.23%	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	1.24%	1.24%	1.24%	3.65%		1,239%	25,190
December 31, 2001	2.37%	2.01%	2.01%	3.22%		1,247%	4,521
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	5.11%	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	1.63%	1.63%	1.63%	0.94%		399%	25,954
December 31, 2004	1.64%	1.64%	1.64%	(0.23)%		—	54,994
December 31, 2003	1.70%	1.70%	1.70%	(0.75)%		—	38,443
December 31, 2002	1.78%	1.78%	1.78%	(0.41)%		—	3,082
December 31, 2001*	2.17%**	2.17%**	2.17%**	(0.55	)%**	—	1,322
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	1.70%	1.70%	1.70%	1.72%		—	55,219
December 31, 2004	1.63%	1.63%	1.63%	(0.50)%		—	14,228
December 31, 2003	1.69%	1.69%	1.69%	(0.75)%		—	11,541
December 31, 2002	1.80%	1.80%	1.80%	(0.38)%		—	3,590
December 31, 2001*	2.23%**	2.23%**	2.23%**	(0.62	)%**	—	643

  *  Since the commencement of operations: October 1, 2001—Medius Fund, Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund; May 1, 2003—Juno Fund; May 3, 2004—Inverse Mid-Cap Fund and Inverse Small-Cap Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions		Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$25.89	$.24		$(1.25)	$(1.01)	$(.17)		$(1.61)	$(1.78)		$(2.79)	$23.10	(3.81)%
December 31, 2004*	25.00	.14		2.03	2.17	(1.16)		(.12)	(1.28)		.89	25.89	8.65%
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.22	.74		(.06)	.68	(.70)		—	(.70)		(.02)	43.20	1.63%
December 31, 2004*	50.00	(.03)		(5.71)	(5.74)	—		(1.04)	(1.04)		(6.78)	43.22	(11.47)%
Small-Cap Value Fund
December 31, 2005	28.84	(.05)		1.13	1.08	—		(4.25)	(4.25)		(3.17)	25.67	3.64%
December 31, 2004*	25.00	.01		4.50	4.51	(.01)		(.66)	(.67)		3.84	28.84	18.03%
Mid-Cap Value Fund
December 31, 2005	27.08	.07		2.28	2.35	(.20)		(9.96)	(10.16)		(7.81)	19.27	8.32%
December 31, 2004*	25.00	—		3.80	3.80	(—	)§	(1.72)	(1.72)		2.08	27.08	15.20%
Large-Cap Value Fund
December 31, 2005	27.68	.21		.95	1.16	(.15)		(.79)	(.94)		.22	27.90	4.19%
December 31, 2004*	25.00	.12		3.00	3.12	(.11)		(.33)	(.44)		2.68	27.68	12.49%
Small-Cap Growth Fund
December 31, 2005	28.55	(.21)		2.00	1.79	—		(1.70)	(1.70)		.09	28.64	6.20%
December 31, 2004*	25.00	(.17)		4.12	3.95	—		(.40)	(.40)		3.55	28.55	15.82%
Mid-Cap Growth Fund
December 31, 2005	27.13	(.20)		3.31	3.11	—		—	—		3.11	30.24	11.46%
December 31, 2004*	25.00	(.13)		2.26	2.13	—		—	—		2.13	27.13	8.52%
Large-Cap Growth Fund
December 31, 2005	25.75	(.01)		.47	.46	(.02)		(.50)	(.52)		(.06)	25.69	1.77%
December 31, 2004*	25.00	.36		.71	1.07	(.15)		(.17)	(.32)		.75	25.75	4.26%
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	25.00	.14		.65	.79	(.17)		—	(.17)		.62	25.62	3.16%
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	25.00	.15		(.78)	(.63)	(.06)		—	(.06)		(.69)	24.31	(2.53)%
Multi-Cap Core Equity Fund (Formerly, Core Equity Fund)
December 31, 2005*	25.00	.01		.03	.04	—		—	—		.04	25.04	0.16%
Sector Rotation Fund
December 31, 2005	11.16	(.02)		1.54	1.52	—		—	—		1.52	12.68	13.62%
December 31, 2004	10.08	(.05)		1.13	1.08	—		—	—		1.08	11.16	10.71%
December 31, 2003	7.76	(.07)		2.39	2.32	—		—	—		2.32	10.08	29.97%
December 31, 2002*	10.00	(.01)		(2.23)	(2.24)	—		—	—		(2.24)	7.76	(22.40)%
U.S. Government Money Market Fund
December 31, 2005	1.00	.02		—	.02	(.02)		—	(.02)		—	1.00	2.00%
December 31, 2004	1.00	—	§§§§	—	—	(—	)§§§§	—	(—	)§§§§	—	1.00	0.23%
December 31, 2003	1.00	—	§§§	—	—	(—	)§§§	—	(—	)§§§	—	1.00	0.01%
December 31, 2002	1.00	—	§§	—	—	(—	)§§	—	(—	)§§	—	1.00	0.47%
December 31, 2001	1.00	.03		—	.03	(.03)		—	(.03)		—	1.00	2.77%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	1.67%	1.67%	1.03%		666%	$12,920
December 31, 2004*	1.63%**	1.63%**	0.91	%**	907%	10,419
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	1.65%	1.65%	1.67%		—	7,257
December 31, 2004*	1.62%**	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2005	1.47%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	1.46%**	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2005	1.48%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	1.48%**	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2005	1.50%	1.50%	0.77%		493%	24,547
December 31, 2004*	1.45%**	1.45%**	0.69	%**	983%	11,144
Small-Cap Growth Fund
December 31, 2005	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2005	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2005	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	1.46%**	1.46%**	2.12	%**	1,087%	20,012
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	1.78%**	1.78%**	2.11	%**	—	1,250
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	1.76%**	1.76%**	2.28	%**	—	2,954
Multi-Cap Core Equity Fund (Formerly, Core Equity Fund)
December 31, 2005*	1.67%**	1.67%**	0.33	%**	8%	2,860
Sector Rotation Fund
December 31, 2005	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	1.69%**	1.69%**	(0.16	)%**	357%	6,669
U.S. Government Money Market Fund
December 31, 2005	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.22%	1.11%	0.01%		—	232,493
December 31, 2002	1.23%	1.23%	0.44%		—	258,953
December 31, 2001	1.19%	1.19%	2.48%		—	96,515

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund; May 3, 2004—Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund and Large-Cap Growth Fund; September 30, 2005—Strengthening Dollar Fund and Weakening Dollar Fund; November 29, 2005—Core Equity Fund.

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Banking Fund
December 31, 2005	$36.29	$.44	$(1.52)	$(1.08)	$(.49)	$(5.03)	$(5.52)	$(6.60)	$29.69	(2.77)%
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)	3.79	36.29	14.74%
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)	7.55	32.50	31.74%
December 31, 2002	25.21	.28	(.47)	(.19)	(.07)	—	(.07)	(.26)	24.95	(0.78)%
December 31, 2001*	25.00	.45	(.24)	.21	—	—	—	.21	25.21	0.84%
Basic Materials Fund
December 31, 2005	32.66	.12	.80	0.92	(.13)	(5.58)	(5.71)	(4.79)	27.87	4.04%
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)	4.97	32.66	20.83%
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)	6.62	27.69	31.46%
December 31, 2002	24.21	.09	(3.17)	(3.08)	(.06)	—	(.06)	(3.14)	21.07	(12.75)%
December 31, 2001*	25.00	.22	(1.01)	(.79)	—	—	—	(.79)	24.21	(3.16)%
Biotechnology Fund
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—	2.06	21.37	10.67%
December 31, 2004	19.10	(.29)	.50	.21	—	—	—	.21	19.31	1.10%
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—	5.66	19.10	42.11%
December 31, 2002	24.67	(.28)	(10.91)	(11.19)	—	(.04)	(.04)	(11.23)	13.44	(45.35)%
December 31, 2001*	25.00	(.55)	.22	(.33)	—	—	—	(.33)	24.67	(1.32)%
Commodities Fund
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)	22.10	(11.34)%
Consumer Products Fund
December 31, 2005	32.95	.14	(.26)	(0.12)	(.17)	(1.03)	(1.20)	(1.32)	31.63	(0.40)%
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)	3.56	32.95	13.30%
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)	5.03	29.39	21.86%
December 31, 2002	25.32	.04	(.95)	(.91)	(.01)	(.04)	(.05)	(.96)	24.36	(3.61)%
December 31, 2001*	25.00	.05	.27	.32	—	—	—	0.32	25.32	1.28%
Electronics Fund
December 31, 2005	13.17	(.16)	.67	.51	—	—	—	.51	13.68	3.87%
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—	(3.71)	13.17	(21.98)%
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—	6.94	16.88	69.82%
December 31, 2002	20.64	(.24)	(9.67)	(9.91)	—	(.79)	(.79)	(10.70)	9.94	(48.21)%
December 31, 2001*	25.00	(.43)	(3.93)	(4.36)	—	—	—	(4.36)	20.64	(17.44)%
Energy Fund
December 31, 2005	29.68	—	11.44	11.44	(.01)	(1.91)	(1.92)	9.52	39.20	38.54%
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)	7.23	29.68	32.27%
December 31, 2003	18.25	.01	4.19	4.20	—	—	—	4.20	22.45	23.01%
December 31, 2002	21.10	(.02)	(2.83)	(2.85)	—	—	—	(2.85)	18.25	(13.51)%
December 31, 2001*	25.00	(.11)	(3.79)	(3.90)	—	—	—	(3.90)	21.10	(15.60)%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2005	1.58%	1.34%		532%	$14,580
December 31, 2004	1.59%	1.02%		884%	21,920
December 31, 2003	1.65%	1.24%		1,268%	17,115
December 31, 2002	1.67%	1.10%		1,813%	5,008
December 31, 2001*	1.99%**	1.80	%**	605%	630
Basic Materials Fund
December 31, 2005	1.57%	0.41%		364%	28,317
December 31, 2004	1.59%	0.30%		725%	46,162
December 31, 2003	1.67%	0.17%		1,175%	44,561
December 31, 2002	1.75%	0.38%		1,848%	901
December 31, 2001*	1.95%**	0.85	%**	929%	929
Biotechnology Fund
December 31, 2005	1.66%	(1.59)%		652%	36,086
December 31, 2004	1.59%	(1.51)%		1,169%	6,588
December 31, 2003	1.64%	(1.61)%		1,475%	12,557
December 31, 2002	1.79%	(1.76)%		3,483%	3,575
December 31, 2001*	2.27%**	(2.24	)%**	720%	1,959
Commodities Fund
December 31, 2005*	1.64%**	2.41	%**	—	28,187
Consumer Products Fund
December 31, 2005	1.58%	0.42%		357%	22,177
December 31, 2004	1.59%	0.36%		730%	24,433
December 31, 2003	1.63%	0.12%		936%	8,818
December 31, 2002	1.72%	0.18%		985%	6,153
December 31, 2001*	2.07%**	0.19	%**	285%	1,305
Electronics Fund
December 31, 2005	1.62%	(1.24)%		1,136%	8,306
December 31, 2004	1.59%	(1.34)%		1,325%	12,289
December 31, 2003	1.65%	(1.51)%		1,264%	27,918
December 31, 2002	1.84%	(1.63)%		2,685%	4,384
December 31, 2001*	2.36%**	(2.13	)%**	466%	1,423
Energy Fund
December 31, 2005	1.59%	(0.01)%		351%	83,437
December 31, 2004	1.58%	0.04%		542%	60,501
December 31, 2003	1.66%	0.04%		1,225%	31,832
December 31, 2002	1.72%	(0.13)%		1,341%	5,834
December 31, 2001*	2.05%**	(0.50	)%**	478%	2,177

  *  Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund and Biotechnology Fund; May 29, 2001—Consumer Products Fund and Energy Fund; August 3, 2001—Electronics Fund; September 30, 2005—Commodities Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00170.

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Energy Services Fund
December 31, 2005	$20.85	$(.30)	$10.37	$10.07	$—	$—	$—	$10.07	$30.92	48.30%
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—	5.26	20.85	33.74%
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—	1.21	15.59	8.41%
December 31, 2002	17.74	(.17)	(2.08)	(2.25)	—	(1.11)	(1.11)	(3.36)	14.38	(12.07)%
December 31, 2001*	25.00	(.24)	(7.02)	(7.26)	—	—	—	(7.26)	17.74	(29.04)%
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)	(1.28)	29.10	3.38%
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)	4.38	30.38	17.12%
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)	5.81	26.00	28.92%
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)	(3.71)	20.19	(15.10)%
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—	(1.10)	23.90	(4.40)%
Health Care Fund
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—	2.71	28.17	10.64%
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)	1.18	25.46	6.22%
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—	5.57	24.28	29.77%
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)	(5.11)	18.71	(21.31)%
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—	(1.18)	23.82	(4.72)%
Internet Fund
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)	(2.27)	14.74	(1.38)%
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—	2.33	17.01	15.87%
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—	5.75	14.68	64.39%
December 31, 2002	15.76	(.17)	(6.66)	(6.83)	—	—	—	(6.83)	8.93	(43.34)%
December 31, 2001*	25.00	(.37)	(8.87)	(9.24)	—	—	—	(9.24)	15.76	(36.96)%
Leisure Fund
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)	(3.43)	21.96	(4.87)%
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)	4.59	25.39	23.86%
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—	5.38	20.80	34.89%
December 31, 2002	18.09	(.18)	(2.49)	(2.67)	—	—	—	(2.67)	15.42	(14.76)%
December 31, 2001*	25.00	(.30)	(6.61)	(6.91)	—	—	—	(6.91)	18.09	(27.64)%
Precious Metals Fund
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—	1.79	10.36	20.89%
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—	(1.42)	8.57	(14.21)%
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—	2.90	9.99	40.90%
December 31, 2002	4.87	(.02)	2.24	2.22	—	—	—	2.22	7.09	45.59%
December 31, 2001	4.31	(.04)	.60	.56	—	—	—	.56	4.87	12.99%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2005	1.61%	(1.17)%		317%	$79,722
December 31, 2004	1.58%	(1.19)%		808%	29,316
December 31, 2003	1.65%	(1.13)%		2,691%	7,754
December 31, 2002	1.71%	(1.00)%		2,159%	4,427
December 31, 2001*	2.06%**	(1.26	)%**	3,182%	1,551
Financial Services Fund
December 31, 2005	1.59%	0.94%		549%	36,839
December 31, 2004	1.59%	0.84%		762%	45,180
December 31, 2003	1.64%	0.61%		2,039%	15,581
December 31, 2002	1.85%	0.41%		1,727%	2,748
December 31, 2001*	2.19%**	(0.11	)%**	315%	2,607
Health Care Fund
December 31, 2005	1.60%	(0.62)%		330%	51,692
December 31, 2004	1.59%	(0.67)%		629%	30,435
December 31, 2003	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	2.23%**	(1.33	)%**	757%	951
Internet Fund
December 31, 2005	1.61%	(1.36)%		676%	20,959
December 31, 2004	1.58%	(1.49)%		693%	36,922
December 31, 2003	1.65%	(1.59)%		957%	25,101
December 31, 2002	1.75%	(1.69)%		3,041%	3,703
December 31, 2001*	2.33%**	(2.29	)%**	2,341%	891
Leisure Fund
December 31, 2005	1.56%	(0.79)%		369%	13,961
December 31, 2004	1.58%	(0.74)%		663%	51,755
December 31, 2003	1.65%	(0.41)%		1,353%	30,016
December 31, 2002	1.74%	(0.98)%		1,976%	2,015
December 31, 2001*	1.98%**	(1.49	)%**	269%	804
Precious Metals Fund
December 31, 2005	1.57%	(0.24)%		308%	68,241
December 31, 2004	1.46%	(0.54)%		519%	35,043
December 31, 2003	1.54%	(0.38)%		658%	44,606
December 31, 2002	1.67%	(0.29)%		1,001%	38,839
December 31, 2001	2.18%	(0.79)%		957%	875

  *  Since the commencement of operations: May 2, 2001—Energy Services Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Real Estate Fund
December 31, 2005	$38.02	$.71	$2.01	$2.72	$(.44)	$—	$(.44)	$2.28	$40.30	7.15%
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	7.77	38.02	29.54%
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)	5.29	30.25	30.31%
December 31, 2002	25.77	1.97	(2.26)	(.29)	(.48)	(.04)	(.52)	(.81)	24.96	(1.12)%
December 31, 2001*	25.00	1.44	(.42)	1.02	(.25)	—	(.25)	.77	25.77	4.09%
Retailing Fund
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)	1.20	27.85	5.48%
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)	.66	26.65	10.06%
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)	6.70	25.99	35.27%
December 31, 2002	25.65	(.27)	(5.30)	(5.57)	—	(.79)	(.79)	(6.36)	19.29	(21.91)%
December 31, 2001*	25.00	(.38)	1.03	.65	—	—	—	.65	25.65	2.60%
Technology Fund
December 31, 2005	13.50	(.16)	.58	.42	—	—	—	.42	13.92	3.11%
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)	(1.38)	13.50	1.15%
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)	4.96	14.88	61.32%
December 31, 2002	18.61	(.18)	(7.15)	(7.33)	—	(1.36)	(1.36)	(8.69)	9.92	(39.11)%
December 31, 2001*	25.00	(.39)	(6.00)	(6.39)	—	—	—	(6.39)	18.61	(25.56)%
Telecommunications Fund
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)	(1.72)	18.81	1.16%
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—	2.31	20.53	12.68%
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§	4.59	18.22	33.68%
December 31, 2002	22.56	(.05)	(8.88)	(8.93)	—	—	—	(8.93)	13.63	(39.58)%
December 31, 2001*	25.00	(.36)	(2.08)	(2.44)	—	—	—	(2.44)	22.56	(9.76)%
Transportation Fund
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)	1.19	32.64	8.48%
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)	5.48	31.45	22.99%
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—	4.42	25.97	20.51%
December 31, 2002	24.40	(.14)	(2.71)	(2.85)	—	—	—	(2.85)	21.55	(11.68)%
December 31, 2001*	25.00	(.20)	(.40)	(.60)	—	—	—	(.60)	24.40	(2.40)%
Utilities Fund
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)	1.75	19.09	10.56%
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)	2.38	17.34	17.31%
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)	2.72	14.96	25.40%
December 31, 2002	18.23	.33	(6.31)	(5.98)	(.01)	—	(.01)	(5.99)	12.24	(32.83)%
December 31, 2001*	25.00	.33	(7.10)	(6.77)	—	—	—	(6.77)	18.23	(27.08)%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Real Estate Fund
December 31, 2005	1.59%	1.84%		774%	$29,074
December 31, 2004	1.59%	3.06%		1,139%	26,915
December 31, 2003	1.64%	3.26%		1,478%	12,183
December 31, 2002	1.68%	7.60%		1,927%	1,902
December 31, 2001*	2.31%**	5.75	%**	17%	162
Retailing Fund
December 31, 2005	1.58%	(0.90)%		421%	17,616
December 31, 2004	1.58%	(0.83)%		609%	20,800
December 31, 2003	1.64%	(1.04)%		785%	15,149
December 31, 2002	1.81%	(1.23)%		1,668%	3,102
December 31, 2001*	2.24%**	(1.65	)%**	740%	1,994
Technology Fund
December 31, 2005	1.62%	(1.21)%		541%	19,145
December 31, 2004	1.58%	(0.36)%		767%	19,919
December 31, 2003	1.64%	(1.39)%		1,302%	20,641
December 31, 2002	1.71%	(1.52)%		1,098%	5,021
December 31, 2001*	2.34%**	(2.08	)%**	490%	1,216
Telecommunications Fund
December 31, 2005	1.60%	0.98%		362%	16,898
December 31, 2004	1.58%	(0.08)%		809%	30,191
December 31, 2003	1.64%	(0.19)%		974%	14,543
December 31, 2002	1.69%	(0.39)%		855%	6,106
December 31, 2001*	2.25%**	(1.61	)%**	1,316%	407
Transportation Fund
December 31, 2005	1.58%	(0.63)%		258%	31,378
December 31, 2004	1.57%	(0.71)%		473%	47,333
December 31, 2003	1.64%	(0.65)%		1,045%	8,032
December 31, 2002	1.69%	(0.63)%		1,435%	6,301
December 31, 2001*	2.16%**	(0.89	)%**	609%	522
Utilities Fund
December 31, 2005	1.60%	1.80%		342%	39,943
December 31, 2004	1.57%	2.06%		904%	21,902
December 31, 2003	1.62%	2.29%		1,491%	13,430
December 31, 2002	1.67%	2.54%		829%	23,846
December 31, 2001*	2.08%**	1.59	%**	1,040%	908

  *  Since the commencement of operations: May 2, 2001—Technology Fund and Utilities Fund; June 11, 2001—Transportation Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund; October 1, 2001—Real Estate Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00019538.

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Absolute Return Strategies Fund
December 31, 2005*	$25.00	$.05	$.15	$.20	$—	$—	$—	$.20	$25.20	0.80%
Hedged Equity Fund
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21	25.21	0.94%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses		Net Expenses		Operating Expenses††		Net Investment Income		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Absolute Return Strategies Fund
December 31, 2005*	1.45	%**	1.45	%**	1.20	%**	2.28	%**	19%	$3,323
Hedged Equity Fund
December 31, 2005*	1.96	%**	1.96	%**	1.19	%**	1.62	%**	10%	3,376

  *  Since the commencement of operations: November 29, 2005.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq, the Frank Russell Company, Dow Jones & Company Inc., Stoxx Limited Inc., the New York Board of Trade, and the Tokyo Stock Exchange (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

"New York Board of Trade®", "NYBOT®", "The U.S. Dollar Index®" and "USDX®" are trademarks or service marks of the Board of Trade of the City of New York, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or the New York Board of Trade and Standard & Poor's and the New York Board of Trade make no representation regarding the advisability of investing in the Rydex Funds. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVAALL-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

DOMESTIC EQUITY

NOVA

OTC

SECTOR

FINANCIAL SERVICES

HEALTH CARE

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Nova Fund and OTC Fund

SECTOR FUNDS – Financial Services Fund and Health Care Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS
5  COMMON RISK/RETURN INFORMATION
6  NOVA FUND
8  OTC FUND

SECTOR FUNDS
10  COMMON RISK/RETURN INFORMATION
11  FINANCIAL SERVICES FUND
13  HEALTH CARE FUND

15  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
18  PURCHASING AND REDEEMING SHARES
19  DIVIDENDS, DISTRIBUTIONS, AND TAXES
19  MANAGEMENT OF THE FUNDS
21  FINANCIAL HIGHLIGHTS
23  INDEX PUBLISHERS INFORMATION
BC  ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

NOVA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark.

5

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

6

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

7

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

8

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

9

RYDEX SECTOR FUNDS

FINANCIAL SERVICES FUND        HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

10

PROSPECTUS

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

11

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

12

PROSPECTUS

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

13

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

14

PROSPECTUS

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds, with the exception of the Mid-Cap Advantage and Russell 2000® Advantage Funds, International Equity Funds, Fixed Income Funds, Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

15

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN CURRENCY RISK (Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

16

PROSPECTUS

The risks associated with the Funds' use of futures and options contracts include:
• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC and Sector Funds) – With the exception of the Sector Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (Domestic Equity Funds) – Tracking error risk refers to the risk that the Domestic Equity Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

17

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds and Sector Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

18

PROSPECTUS

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
NOVA	.75%
OTC	.75%
sector funds	.85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He

19

was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

20

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	and Unrealized Gains (Losses) on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)	$.30	$8.56	3.97%
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§	1.05	8.26	14.62%
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—	2.03	7.21	39.19%
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)	(3.49)	5.18	(35.72)%
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)	(5.21)	8.67	(23.58)%
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	.16	14.55	1.11%
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	1.23	14.39	9.35%
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—	4.11	13.16	45.41%
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—	(5.75)	9.05	(38.85)%
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—	(8.03)	14.80	(35.17)%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Net Realized Net Expenses	(Decrease) Net Investment Income (Loss)	Portfolio Turnover Rate***	Distributions Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	1.53%	1.53%	0.60%	381%	$132,018
December 31, 2004	1.46%	1.46%	0.41%	654%	130,200
December 31, 2003	1.54%	1.54%	0.09%	729%	81,816
December 31, 2002	1.72%	1.72%	(0.14)%	570%	34,017
December 31, 2001	1.45%	1.45%	2.61%	—	60,941
OTC Fund
December 31, 2005	1.50%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.47%	1.47%	(0.17)%	418%	191,476
December 31, 2003	1.53%	1.53%	(1.20)%	482%	127,836
December 31, 2002	1.74%	1.74%	(1.58)%	183%	77,635
December 31, 2001	1.45%	1.45%	(1.31)%	139%	164,619

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

21

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)	(1.28)	29.10	3.38%
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)	4.38	30.38	17.12%
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)	5.81	26.00	28.92%
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)	(3.71)	20.19	(15.10)%
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—	(1.10)	23.90	(4.40)%
Health Care Fund
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—	2.71	28.17	10.64%
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)	1.18	25.46	6.22%
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—	5.57	24.28	29.77%
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)	(5.11)	18.71	(21.31)%
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—	(1.18)	23.82	(4.72)%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Financial Services Fund
December 31, 2005	1.59%	0.94%		549%	36,839
December 31, 2004	1.59%	0.84%		762%	45,180
December 31, 2003	1.64%	0.61%		2,039%	15,581
December 31, 2002	1.85%	0.41%		1,727%	2,748
December 31, 2001*	2.19%**	(0.11	)%**	315%	2,607
Health Care Fund
December 31, 2005	1.60%	(0.62)%		330%	51,692
December 31, 2004	1.59%	(0.67)%		629%	30,435
December 31, 2003	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	2.23%**	(1.33	)%**	757%	951

  *  Since the commencement of operations: June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

22

PROSPECTUS

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp. and Nasdaq (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Rydex Funds.

More information about the Index Publishers is located in the SAI.

23

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA4FND-2-0506 X0507

MONEY MARKET

U.S. GOVERNMENT MONEY MARKET

DOMESTIC EQUITY

DYNAMIC DOW
(FORMERLY, LONG DYNAMIC DOW 30)

DYNAMIC OTC (FORMERLY, VELOCITY 100)

DYNAMIC S&P 500 (FORMERLY, TITAN 500)

INVERSE DYNAMIC DOW
(FORMERLY, INVERSE DYNAMIC DOW 30)

INVERSE OTC (FORMERLY, ARKTOS)

INVERSE S&P 500 (FORMERLY, URSA)

NOVA

OTC

THE RYDEX VARIABLE TRUST

MAY 1, 2006

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE
(FORMERLY, U.S. GOVERNMENT BOND)

INVERSE GOVERNMENT LONG BOND
(FORMERLY, JUNO)

ALTERNATIVE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE FUND

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic Dow Fund, Inverse OTC Fund, Inverse S&P 500 Fund, Nova Fund, OTC Fund

FIXED INCOME FUNDS – Government Long Bond Advantage Fund, Inverse Government Long Bond Fund

ALTERNATIVE FUND – Sector Rotation Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	DYNAMIC DOW FUND

8	DYNAMIC OTC FUND

10	DYNAMIC S&P 500 FUND

12	INVERSE DYNAMIC DOW FUND

14	INVERSE OTC FUND

16	INVERSE S&P 500 FUND

18	NOVA FUND

20	OTC FUND

FIXED INCOME FUNDS

22	COMMON RISK/RETURN INFORMATION

23	GOVERNMENT LONG BOND ADVANTAGE FUND

25	INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUND

27	SECTOR ROTATION FUND

MONEY MARKET FUND

29	U.S. GOVERNMENT MONEY MARKET FUND

31	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

34	PURCHASING AND REDEEMING SHARES

36	DIVIDENDS, DISTRIBUTIONS, AND TAXES

36	MANAGEMENT OF THE FUNDS

38	FINANCIAL HIGHLIGHTS

41	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

DYNAMIC DOW FUND	INVERSE DYNAMIC DOW FUND	NOVA FUND

DYNAMIC OTC FUND	INVERSE OTC FUND	OTC FUND

DYNAMIC S&P 500 FUND	INVERSE S&P 500 FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

5

DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

6

PROSPECTUS

DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.24%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -5.87%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	-3.81%	1.72%
SINCE INCEPTION (05/03/2004)	2.69%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$175	$343	$936	$2,033

7

DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic OTC Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic OTC Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® Index goes down.

8

PROSPECTUS

DYNAMIC OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 35.14%%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -50.46%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	-3.03%	1.90%
SINCE INCEPTION (10/01/2001)	1.09%	9.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

9

DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic S&P 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

10

PROSPECTUS

DYNAMIC S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.24%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -33.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	DYNAMIC S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (10/01/2001)	4.55%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

11

INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

12

PROSPECTUS

INVERSE DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.04%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -5.10%
(quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	1.63%	1.72%
SINCE INCEPTION (05/03/2004)	-6.16%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

13

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

14

PROSPECTUS

INVERSE OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

	INVERSE OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	1.27%	1.90%
SINCE INCEPTION (05/21/2001)	-2.67%	-4.46%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

15

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

16

PROSPECTUS

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

17

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

18

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

19

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

20

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

21

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each of the Funds is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

22

PROSPECTUS

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities.The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

23

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

24

PROSPECTUS

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

25

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

26

PROSPECTUS

RYDEX ALTERNATIVE FUND

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

27

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

28

PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK– Interest rate risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK– The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

29

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 1.36%
(quarter ended December 31, 2000) and the
lowest return for a quarter was 0.00%
(quarter ended March 31, 2004).
AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

December 31, 2002) and the lowest return for a quarter was -28.27% (quarter ended June 30, 2002).

	U.S. GOVERNMENT MONEY MARKET FUND	90 DAY TREASURY COMPOSITE INDEX [2]
PAST ONE YEAR	2.00%	3.08%
PAST FIVE YEARS	1.09%	2.34%
SINCE INCEPTION (05/07/97)	2.27%	3.65%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

Yield – Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$123	$383	$662	$1,459

30

PROSPECTUS

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds and Fixed Income Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DYNAMIC DOW FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

DYNAMIC OTC FUND	200% OF THE PERFORMANCE OF THE NASDAQ 500® INDEX

DYNAMIC S&P 500 FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DYNAMIC DOW FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE OTC FUND	INVERSE (OPPOSITE) OF THE NASDAQ 100 INDEX®

INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

THE DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

31

DOMESTIC EQUITY AND FIXED INCOME FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, Dynamic S&P 500, Dynamic OTC, Dynamic Dow and Inverse Dynamic Dow Funds — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500, Inverse OTC, Inverse Government Long Bond and Inverse Dynamic Dow Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income and U.S. Government Money Market Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds except U.S. Government Money Market Fund) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (Sector Rotation Fund) – The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Sector Rotation Fund) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

32

PROSPECTUS

FUTURES AND OPTIONS RISK (All Funds except U.S. Government Money Market Fund) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:
• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC, Inverse OTC, Dynamic OTC, Dynamic S&P 500, Dynamic Dow, and Inverse Dynamic Dow Funds) – None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Inverse OTC and Dynamic OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds except U.S. Government Money Market Fund) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Sector Rotation Fund) – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Domestic Equity and Fixed Income Funds) – Tracking error risk refers to the risk that the Domestic Equity and Fixed Income Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds except U.S. Government Money Market Fund) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

33

SHORT SALES RISK (Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Dynamic Dow, and Sector Rotation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Sector Rotation Fund) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

34

PROSPECTUS

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, Fixed Income Funds, and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus. Currently, the Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. For purposes of applying the Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders.

For each Fund, except the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). For the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE.

Each insurance company may have different rules about the timing and processing of transaction orders. As a result, transactions at the morning NAV, for the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, may not be available through each insurance company. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

35

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond Advantage Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
DYNAMIC DOW	.90%
DYNAMIC OTC	.90%
DYNAMIC S&P 500.90%
INVERSE DYNAMIC DOW	.90%
INVERSE OTC	.90%
INVERSE S&P 500.90%
NOVA	.75%
OTC	.75%
GOVERNMENT LONG BOND ADVANTAGE	.50%
INVERSE GOVERNMENT LONG BOND	.90%
SECTOR ROTATION	.90%
U.S. GOVERNMENT MONEY MARKET	.50%

36

PROSPECTUS

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

37

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)	$.30	$8.56	3.97%
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§	1.05	8.26	14.62%
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—	2.03	7.21	39.19%
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)	(3.49)	5.18	(35.72)%
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)	(5.21)	8.67	(23.58)%
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—	(.04)	5.15	(0.77)%
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—	(.58)	5.19	(10.05)%
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—	(1.80)	5.77	(23.78)%
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)	1.28	7.57	21.64%
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)	.20	6.29	14.99%
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	.16	14.55	1.11%
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	1.23	14.39	9.35%
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—	4.11	13.16	45.41%
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—	(5.75)	9.05	(38.85)%
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—	(8.03)	14.80	(35.17)%
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—	.27	21.51	1.27%
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—	(2.85)	21.24	(11.83)%
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)	(14.95)	24.09	(37.37)%
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)	9.56	39.04	33.85%
December 31, 2001*	25.00	.03	4.45	4.48	—	—	—	—	4.48	29.48	17.92%
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)	(1.46)	18.37	3.38%
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)	(1.76)	19.83	16.90%
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)	5.50	21.59	54.94%
December 31, 2002	29.87	(.09)	(13.65)	(13.74)	—	(.04)	—	(.04)	(13.78)	16.09	(46.00)%
December 31, 2001*	25.00	(.25)	5.12	4.87	—	—	—	—	4.87	29.87	19.48%
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—	(.70)	22.39	(3.03)%
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)	1.36	23.09	14.21%
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)	9.83	21.73	98.63%
December 31, 2002	38.97	(.13)	(26.94)	(27.07)	—	—	—	—	(27.07)	11.90	(69.46)%
December 31, 2001*	25.00	(.59)	14.56	13.97	—	—	—	—	13.97	38.97	55.88%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	1.53%	1.53%	0.60%		381%	$132,018
December 31, 2004	1.46%	1.46%	0.41%		654%	130,200
December 31, 2003	1.54%	1.54%	0.09%		729%	81,816
December 31, 2002	1.72%	1.72%	(0.14)%		570%	34,017
December 31, 2001	1.45%	1.45%	2.61%		—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	1.77%	1.70%	1.46%		—	32,505
December 31, 2004	1.62%	1.62%	(0.28)%		—	19,076
December 31, 2003	1.67%	1.67%	(0.59)%		—	17,822
December 31, 2002	1.79%	1.79%	(0.24)%		—	36,195
December 31, 2001	1.89%	1.89%	1.85%		—	18,997
OTC Fund
December 31, 2005	1.50%	1.50%	(0.68)%		294%	102,487
December 31, 2004	1.47%	1.47%	(0.17)%		418%	191,476
December 31, 2003	1.53%	1.53%	(1.20)%		482%	127,836
December 31, 2002	1.74%	1.74%	(1.58)%		183%	77,635
December 31, 2001	1.45%	1.45%	(1.31)%		139%	164,619
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	1.70%	1.63%	1.49%		—	19,648
December 31, 2004	1.70%	1.64%	(0.35)%		—	23,928
December 31, 2003	1.68%	1.68%	(0.73)%		—	34,563
December 31, 2002	1.77%	1.77%	(0.49)%		—	24,229
December 31, 2001*	2.23%**	2.23%**	0.10	%**	—	5,955
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	1.65%	1.65%	0.55%		585%	25,397
December 31, 2004	1.65%	1.65%	0.09%		974%	29,053
December 31, 2003	1.69%	1.69%	(0.55)%		1,085%	30,428
December 31, 2002	1.74%	1.74%	(0.49)%		—	2,122
December 31, 2001*	2.22%**	2.22%**	(1.11	)%**	—	311
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	1.65%	1.65%	(0.42)%		343%	44,313
December 31, 2004	1.65%	1.65%	(0.29)%		662%	57,599
December 31, 2003	1.71%	1.71%	(1.10)%		959%	40,632
December 31, 2002	1.77%	1.77%	(0.79)%		—	3,346
December 31, 2001*	2.34%**	2.34%**	(1.77	)%**	—	477

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

38

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50	12.38	7.71%
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21	11.88	8.42%
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)	11.67	(0.64)%
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64	13.08	18.62%
December 31, 2001	11.80	.37	(.36)	.01	(.37)	—	(.37)	(.36)	11.44	0.08%
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)	20.80	(5.24)%
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)	21.95	(10.67)%
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)	24.82	(0.72)%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	1.18%	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	1.21%	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	1.23%	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	1.24%	1.24%	1.24%	3.65%		1,239%	25,190
December 31, 2001	2.37%	2.01%	2.01%	3.22%		1,247%	4,521
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	5.11%	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355

  *  Since the commencement of operations: May 1, 2003—Juno Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

39

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions		Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$25.89	$.24		$(1.25)	$(1.01)	$(.17)		$(1.61)	$(1.78)		$(2.79)	$23.10	(3.81)%
December 31, 2004*	25.00	.14		2.03	2.17	(1.16)		(.12)	(1.28)		.89	25.89	8.65%
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.22	.74		(.06)	.68	(.70)		—	(.70)		(.02)	43.20	1.63%
December 31, 2004*	50.00	(.03)		(5.71)	(5.74)	—		(1.04)	(1.04)		(6.78)	43.22	(11.47)%
Sector Rotation Fund
December 31, 2005	11.16	(.02)		1.54	1.52	—		—	—		1.52	12.68	13.62%
December 31, 2004	10.08	(.05)		1.13	1.08	—		—	—		1.08	11.16	10.71%
December 31, 2003	7.76	(.07)		2.39	2.32	—		—	—		2.32	10.08	29.97%
December 31, 2002*	10.00	(.01)		(2.23)	(2.24)	—		—	—		(2.24)	7.76	(22.40)%
U.S. Government Money Market Fund
December 31, 2005	1.00	.02		—	.02	(.02)		—	(.02)		—	1.00	2.00%
December 31, 2004	1.00	—	§§§§	—	—	(—	)§§§§	—	(—	)§§§§	—	1.00	0.23%
December 31, 2003	1.00	—	§§§	—	—	(—	)§§§	—	(—	)§§§	—	1.00	0.01%
December 31, 2002	1.00	—	§§	—	—	(—	)§§	—	(—	)§§	—	1.00	0.47%
December 31, 2001	1.00	.03		—	.03	(.03)		—	(.03)		—	1.00	2.77%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	1.67%	1.67%	1.03%		666%	$12,920
December 31, 2004*	1.63%**	1.63%**	0.91	%**	907%	10,419
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	1.65%	1.65%	1.67%		—	7,257
December 31, 2004*	1.62%**	1.62%**	(0.09	)%**	—	3,184
Sector Rotation Fund
December 31, 2005	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	1.69%**	1.69%**	(0.16	)%**	357%	6,669
U.S. Government Money Market Fund
December 31, 2005	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.22%	1.11%	0.01%		—	232,493
December 31, 2002	1.23%	1.23%	0.44%		—	258,953
December 31, 2001	1.19%	1.19%	2.48%		—	96,515

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund; May 3, 2004—Long Dynamic Dow 30 Fund, and Inverse Dynamic Dow 30 Fund.

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

40

PROSPECTUS

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq, and Dow Jones & Company Inc. (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones, Dow Jones Industrial AverageSM, DJIASM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds.

More information about the Index Publishers is located in the SAI.

41

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA12FND-2-0506 X0507

MONEY MARKET

U.S. GOVERNMENT MONEY MARKET

DOMESTIC EQUITY

DYNAMIC DOW (FORMERLY, LONG DYNAMIC DOW 30)

DYNAMIC OTC (FORMERLY, VELOCITY 100)

DYNAMIC S&P 500 (FORMERLY, TITAN 500)

INVERSE DYNAMIC DOW (FORMERLY, INVERSE DYNAMIC DOW 30)

INVERSE MID-CAP

INVERSE OTC (FORMERLY, ARKTOS)

INVERSE RUSSELL 2000® (FORMERLY, INVERSE SMALL-CAP)

INVERSE S&P 500 (FORMERLY, URSA)

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP ADVANTAGE (FORMERLY, MEDIUS)

MID-CAP GROWTH

MID-CAP VALUE

NOVA

OTC

RUSSELL 2000® ADVANTAGE (FORMERLY, MEKROS)

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY

EUROPE ADVANTAGE (FORMERLY, LARGE-CAP EUROPE)

JAPAN ADVANTAGE (FORMERLY, LARGE-CAP JAPAN)

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE (FORMERLY, U.S. GOVERNMENT BOND)

INVERSE GOVERNMENT LONG BOND (FORMERLY, JUNO)

THE RYDEX VARIABLE TRUST

MAY 1, 2006

ALTERNATIVE

COMMODITIES

DYNAMIC STRENGTHENING DOLLAR (FORMERLY, STRENGTHENING DOLLAR)

DYNAMIC WEAKENING DOLLAR (FORMERLY, WEAKENING DOLLAR)

REAL ESTATE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic Dow Fund, Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000® Fund, Inverse S&P 500 Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Advantage Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Nova Fund, OTC Fund, Russell 2000® Advantage Fund, Small-Cap Growth Fund, Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund

INTERNATIONAL EQUITY FUNDs – Europe Advantage Fund, Japan Advantage Fund

FIXED INCOME FUNDS – Government Long Bond Advantage Fund, Inverse Government Long Bond Fund

ALTERNATIVE FUNDS – Commodities Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, Real Estate Fund, Sector Rotation Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	DYNAMIC DOW FUND

8	DYNAMIC OTC FUND

10	DYNAMIC S&P 500 FUND

12	INVERSE DYNAMIC DOW FUND

14	INVERSE MID-CAP FUND

16	INVERSE OTC FUND

18	INVERSE RUSSELL 2000® FUND

20	INVERSE S&P 500 FUND

22	LARGE-CAP GROWTH FUND

24	LARGE-CAP VALUE FUND

26	MID-CAP ADVANTAGE FUND

28	MID-CAP GROWTH FUND

30	MID-CAP VALUE FUND

32	NOVA FUND

34	OTC FUND

36	RUSSELL 2000® ADVANTAGE FUND

38	SMALL-CAP GROWTH FUND

40	SMALL-CAP VALUE FUND

SECTOR FUNDS

42	COMMON RISK/RETURN INFORMATION

43	BANKING FUND

45	BASIC MATERIALS FUND

47	BIOTECHNOLOGY FUND

49	CONSUMER PRODUCTS FUND

51	ELECTRONICS FUND

53	ENERGY FUND

55	ENERGY SERVICES FUND

57	FINANCIAL SERVICES FUND

59	HEALTH CARE FUND

61	INTERNET FUND

63	LEISURE FUND

65	PRECIOUS METALS FUND

67	RETAILING FUND

69	TECHNOLOGY FUND

71	TELECOMMUNICATIONS FUND

73	TRANSPORTATION FUND

75	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS\

77	COMMON RISK/RETURN INFORMATION

78	EUROPE ADVANTAGE FUND

80	JAPAN ADVANTAGE FUND

FIXED INCOME FUNDS

82	COMMON RISK/RETURN INFORMATION

83	GOVERNMENT LONG BOND ADVANTAGE FUND

85	INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUNDS

87	COMMON RISK/RETURN INFORMATION

88	COMMODITIES FUND

90	DYNAMIC STRENGTHENING DOLLAR FUND

92	DYNAMIC WEAKENING DOLLAR FUND

94	REAL ESTATE FUND

96	SECTOR ROTATION FUND

MONEY MARKET FUND

98	U.S. GOVERNMENT MONEY MARKET FUND

100	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

106	PURCHASING AND REDEEMING SHARES

107	DIVIDENDS, DISTRIBUTIONS, AND TAXES

108	MANAGEMENT OF THE FUNDS

110	FINANCIAL HIGHLIGHTS

116	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

DYNAMIC DOW FUND	INVERSE RUSSELL 2000® FUND	MID-CAP VALUE FUND

DYNAMIC OTC FUND	INVERSE S&P 500 FUND	NOVA FUND

DYNAMIC S&P 500 FUND	LARGE-CAP GROWTH FUND	OTC FUND

INVERSE DYNAMIC DOW FUND	LARGE-CAP VALUE FUND	RUSSELL 2000® ADVANTAGE FUND

INVERSE MID-CAP FUND	MID-CAP ADVANTAGE FUND	SMALL-CAP GROWTH FUND

INVERSE OTC FUND	MID-CAP GROWTH FUND	SMALL-CAP VALUE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Mid-Cap Advantage and Russell 2000® Advantage Funds, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Mid-Cap Advantage and Russell 2000® Advantage Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

5

DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

6

PROSPECTUS

DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.24%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -5.87%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	-3.81%	1.72%
SINCE INCEPTION (05/03/2004)	2.69%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) and shareholder service fees	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$175	$343	$936	$2,033

7

DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic OTC Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic OTC Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® Index goes down.

8

PROSPECTUS

DYNAMIC OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 35.14%%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -50.46%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	-3.03%	1.90%
SINCE INCEPTION (10/01/2001)	1.09%	9.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

9

DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic S&P 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

10

PROSPECTUS

DYNAMIC S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.24%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -33.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	DYNAMIC S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (10/01/2001)	4.55%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

11

INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

12

PROSPECTUS

INVERSE DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.04%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -5.10%
(quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	1.63%	1.72%
SINCE INCEPTION (05/03/2004)	-6.16%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) and shareholder service fees	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

13

INVERSE MID-CAP FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

14

PROSPECTUS

INVERSE MID-CAP FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Mid-Cap Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 0.77%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -3.72%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE MID-CAP FUND	S&P MIDCAP 400 INDEX [2]
PAST ONE YEAR	-8.16%	12.56%
SINCE INCEPTION (05/03/2004)	-11.98%	15.91%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2000

15

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

16

PROSPECTUS

INVERSE OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

	INVERSE OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	1.27%	1.90%
SINCE INCEPTION (05/21/2001)	-2.67%	-4.46%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

17

INVERSE RUSSELL 2000® FUND (FORMERLY, INVERSE SMALL-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000® Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Russell 2000® Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

18

PROSPECTUS

INVERSE RUSSELL 2000® FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Russell 2000® Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.86%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -4.10%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE RUSSELL 2000® FUND	RUSSELL 2000® INDEX [2]
PAST ONE YEAR	-3.07%	4.55%
SINCE INCEPTION (05/03/2004)	-10.58%	12.39%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Russell 2000® Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

19

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

20

PROSPECTUS

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

21

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

22

PROSPECTUS

LARGE-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.36%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.41%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH INDEX [2]	S&P500/CITIGROUP PURE GROWTH INDEX [3]
PAST ONE YEAR	1.77%	3.46%	7.26%
SINCE INCEPTION (05/03/2004)	3.63%	5.56%	11.12%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 Previously the Fund's returns had been compared to the S&P 500/Barra Growth Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$954	$1,864

23

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

24

PROSPECTUS

LARGE-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.00%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.85% (quarter
ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE INDEX[2]	S&P500/CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	4.19%	6.33%	14.31%
SINCE INCEPTION (05/03/2004)	10.01%	12.15%	21.59%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 Previously the Fund's returns had been compared to the S&P 500/Barra Value Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

25

MID-CAP ADVANTAGE FUND (FORMERLY, MEDIUS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Mid-Cap Advantage Fund will invest at least 80% of its net assets in mid-cap securities and derivatives thereof. This is a non-fundamental policy that can be changed by the Mid-Cap Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400® Index goes down.

26

PROSPECTUS

MID-CAP ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.41%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -25.33%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP ADVANTAGE FUND	S&P MIDCAP 400 INDEX[2]
PAST ONE YEAR	14.07%	12.56%
SINCE INCEPTION (10/01/2001)	18.17%	15.23%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

27

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

28

PROSPECTUS

MID-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.96%
(quarter ended December 31, 2005) and the
lowest return for a quarter was -.070%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP GROWTH FUND	S&P MIDCAP 400/BARRA GROWTH INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	11.46%	13.42%	12.21%
SINCE INCEPTION (05/03/2004)	12.12%	14.79%	16.21%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Growth Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$854	$1,864

29

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

30

PROSPECTUS

MID-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.76%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -1.22%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	8.32%	11.60%	9.91%
SINCE INCEPTION (05/03/2004)	14.24%	16.96%	17.32%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Value Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$155	$482	$832	$1,819

31

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

32

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

33

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

34

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

35

RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

36

PROSPECTUS

RUSSELL 2000® ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	RUSSELL 2000® ADVANTAGE FUND	RUSSELL 2000®2 INDEX
PAST ONE YEAR	3.91%	4.58%
SINCE INCEPTION (10/01/2001)	14.52%	14.63%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

37

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

38

PROSPECTUS

SMALL-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 6.07%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.17%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	6.20%	8.97%	7.55%
SINCE INCEPTION (05/03/2004)	13.25%	16.17%	16.99%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Growth Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

39

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

40

PROSPECTUS

SMALL-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.69%
(quarter ended June 30, 2005) and the
lowest return for a quarter was -3.12%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	3.64%	6.45%	12.09%
SINCE INCEPTION (05/03/2004)	12.88%	15.49%	20.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Value Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$154	$479	$827	$1,807

41

RYDEX SECTOR FUNDS

BANKING FUND	INTERNET FUND

BASIC MATERIALS FUND	LEISURE FUND

BIOTECHNOLOGY FUND	PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND	RETAILING FUND

ELECTRONICS FUND	TECHNOLOGY FUND

ENERGY FUND	TELECOMMUNICATIONS FUND

ENERGY SERVICES FUND	TRANSPORTATION FUND

FINANCIAL SERVICES FUND	UTILITIES FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

42

PROSPECTUS

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depository Receipts ("ADRs") and U.S. Government securities. Under Securities and Exchange Commission (the "SEC") regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that may affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

43

BANKING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.53%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -13.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BANKING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-2.77%	4.91%
SINCE INCEPTION (05/02/2001)	8.62%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

44

PROSPECTUS

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

45

BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.09%
(quarter ended December 31, 2003) and the
lowest return for a quarter was -23.95%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BASIC MATERIALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	4.04%	4.91%
SINCE INCEPTION (05/02/2001)	7.42%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

46

PROSPECTUS

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

47

BIOTECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.15%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -32.74%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BIOTECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.67%	4.91%
SINCE INCEPTION (05/02/2001)	-3.24%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$174	$540	$930	$2,022

48

PROSPECTUS

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

49

CONSUMER PRODUCTS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.29%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -10.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	CONSUMER PRODUCTS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-0.40%	4.91%
SINCE INCEPTION (05/29/2001)	6.63%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

50

PROSPECTUS

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that may affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

51

ELECTRONICS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.45%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -38.25%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	ELECTRONICS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.87%	4.91%
SINCE INCEPTION (08/03/2001)	-11.33%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,977

52

PROSPECTUS

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

53

ENERGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.22%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -17.97%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending december 31,2005)1

	ENERGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	38.54%	4.91%
SINCE INCEPTION (05/29/2001)	11.46%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

54

PROSPECTUS

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

55

ENERGY SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.76%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -18.84%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	ENERGY SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	48.30%	4.91%
SINCE INCEPTION (05/02/2001)	6.50%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

56

PROSPECTUS

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

57

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

58

PROSPECTUS

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

59

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

60

PROSPECTUS

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that may affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products.

61

INTERNET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.55%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -30.83%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INTERNET FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-1.38%	4.91%
SINCE INCEPTION (05/24/2001)	-8.30%	0.94%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

62

PROSPECTUS

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

63

LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.59%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.30%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LEISURE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-4.87%	4.91%
SINCE INCEPTION (05/22/2001)	-0.43%	0.66%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$164	$508	$876	$1,909

64

PROSPECTUS

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

65

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

During the period shown in the bar chart,
the highest return for a quarter was 31.42%
(quarter ended March 31, 2002) and
the lowest return for a quarter was -20.72%
(quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	PRECIOUS METALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	20.89%	4.91%
PAST FIVE YEARS	19.17%	0.54%
SINCE INCEPTION (05/29/97)	0.78%	6.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

66

PROSPECTUS

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

67

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 19.69%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.72%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	RETAILING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	5.48%	4.91%
SINCE INCEPTION (07/23/2001)	5.31%	2.82%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

68

PROSPECTUS

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

69

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.34%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -26.87%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.11%	4.91%
SINCE INCEPTION (05/02/2001)	-5.64%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,997

70

PROSPECTUS

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

71

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 38.10%
(quarter ended December 31, 2002) and
the lowest return for a quarter was -28.27%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TELECOMMUNICATIONS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	1.16%	4.91%
SINCE INCEPTION (07/27/2001)	-4.10%	2.53%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

72

PROSPECTUS

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

73

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.88%
(quarter ended December 31, 2004) and
the lowest return for a quarter was -17.89%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TRANSPORTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	8.48%	4.91%
SINCE INCEPTION (06/11/2001)	7.43%	1.61%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

74

PROSPECTUS

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

75

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.68%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -22.51%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	UTILITIES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.56%	4.91%
SINCE INCEPTION (05/02/2001)	-4.75%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

76

PROSPECTUS

RYDEX INTERNATIONAL EQUITY FUNDS

EUROPE ADVANTAGE FUND

JAPAN ADVANTAGE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each International Equity Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each International Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

GEOGRAPHIC CONCENTRATION RISK – Because a significant portion of the assets of the Europe Advantage Fund and Japan Advantage Fund are invested in a specific geographical region, the value of their investments and the net asset value of the Funds could decline more dramatically as a result of adverse events affecting those regions.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Europe Advantage and Japan Advantage Funds seek to track their respective benchmarks over time, but are subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

The price of each Fund is calculated at the close of the U.S. markets using fair value prices. Due to the difference in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Funds, on a daily basis, are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for these Funds may be higher than other Rydex Funds.

77

EUROPE ADVANTAGE FUND (FORMERLY, LARGE-CAP EUROPE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 IndexSM (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Europe Advantage Fund will invest at least 80% of its net assets in equity securities of European issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Europe Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Europe Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN EUROPE. – Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 IndexSM to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 IndexSM goes down.

78

PROSPECTUS

EUROPE ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Europe Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.39%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -28.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	EUROPE ADVANTAGE	DOW JONES STOXX 50 INDEX[2]
Past One Year	6.36%	24.17%
Since Inception (10/01/2001)	8.58%	3.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones Stoxx 50 Index. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by Rydex Variable Trust.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Europe Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

79

JAPAN ADVANTAGE FUND (FORMERLY, LARGE-CAP JAPAN FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Japan Advantage Fund will invest at least 80% of its net assets in equity securities of Japanese issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Japan Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Japan Advantage Fund is subject to a number of other risks that will affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN – Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

80

PROSPECTUS

JAPAN ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Japan Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 24.29%
(quarter ended September 30, 2003) and the
lowest return for a quarter was -17.53%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	JAPAN ADVANTAGE FUND	TOPIx 100 INDEX[2]
PAST ONE YEAR	20.35%	40.07%
SINCE INCEPTION (10/01/2001)	7.17%	8.98%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Japan Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

81

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each of the Funds is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

82

PROSPECTUS

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities.The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

83

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

84

PROSPECTUS

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

85

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

86

PROSPECTUS

RYDEX ALTERNATIVE FUNDS

COMMODITIES FUND	REAL ESTATE FUND

DYNAMIC STRENGTHENING DOLLAR FUND	SECTOR ROTATION FUND

DYNAMIC WEAKENING DOLLAR FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Alternative Fund has its own unique investment objective. The investment objective of each Alternative Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

87

COMMODITIES FUND

FUND OBJECTIVE

The Commodities Fund seeks long-term capital appreciation through investment in commodity-linked instruments.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Fund seeks 100% (but at all times at least 80%) exposure to the performance of the commodities markets. This is a non-fundamental policy that can be changed by the Commodities Fund upon 60 days' prior notice to shareholders. The Fund will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Commodities Fund is subject to a number of other risks that may affect the value of its shares, including:

COMMODITY RISK – The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ENERGY SECTOR CONCENTRATION RISK – The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

COUNTERPARTY CREDIT RISK – Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

88

PROSPECTUS

PERFORMANCE

The Commodities Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.89%
Contractual fee waiver*	(0.35)%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.29%

* The Adviser has contractually agreed to waive fees until at least May 1, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Commodities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$135	$421	$728	$1,600

89

DYNAMIC STRENGTHENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Strengthening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Strengthening Dollar Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Strengthening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Strengthening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Strengthening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the foreign currencies will appreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes down.

90

PROSPECTUS

PERFORMANCE

The Dynamic Strengthening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.88%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Strengthening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$187	$578	$995	$2,156

91

DYNAMIC WEAKENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Weakening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Weakening Dollar Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Weakening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Weakening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Weakening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the U.S. Dollar will appreciate in value relative to foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes up.

92

PROSPECTUS

PERFORMANCE

The Dynamic Weakening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.86%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.76%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Weakening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$185	$572	$984	$2,133

93

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which also include master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Real Estate Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area,or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

94

PROSPECTUS

REAL ESTATE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.32%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -9.37%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	REAL ESTAE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	7.15%	4.91%
SINCE INCEPTION (10/01/2001)	15.75%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

95

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Sector Rotation Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

96

PROSPECTUS

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

97

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK– Interest rate risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK– The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

98

PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 1.36%
(quarter ended December 31, 2000) and the
lowest return for a quarter was 0.00%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

December 31, 2002) and the lowest return for a quarter was -28.27% (quarter ended June 30, 2002).

	U.S. GOVERNMENT MONEY MARKET FUND	90 DAY TREASURY COMPOSITE INDEX [2]
PAST ONE YEAR	2.00%	3.08%
PAST FIVE YEARS	1.09%	2.34%
SINCE INCEPTION (05/07/97)	2.27%	3.65%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

Yield – Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$123	$383	$662	$1,459

99

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DYNAMIC DOW FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

DYNAMIC OTC FUND	200% OF THE PERFORMANCE OF THE NASDAQ 500® INDEX

DYNAMIC S&P 500 FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DYNAMIC DOW FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE OTC FUND	INVERSE (OPPOSITE) OF THE NASDAQ 100 INDEX®

INVERSE RUSSELL 2000® FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH® INDEX

LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE® INDEX

MID-CAP ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400 BARRA GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

RUSSELL 2000® ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH® INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE® INDEX

EUROPE ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50SM INDEX

JAPAN ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

DYNAMIC STRENGTHENING DOLLAR FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

DYNAMIC WEAKENING DOLLAR FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400® INDEX. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 30, 2005, the S&P MidCap 400 Index included companies with a capitalization range of $409 million to $14.6 million.

DOW JONES STOXX 50SM INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 30, 2005, the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of $28.7 billion to $219.8 billion.

100

PROSPECTUS

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 30, 2005, the Topix 100 Index included companies with a capitalization range of $5 billion to $187 billion.

RUSSELL 2000 INDEX®. The Russell 2000 Index® is composed of the 2,000 smallest companies in the Russell 3000 Index®, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index® is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 30, 2005, the Russell 2000 Index® included companies with a capitalization range of $26 million to $4.4 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $806 million to $245.5 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.4 billion to $278 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $409 million to $5.8 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $711 million to $14 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $76 million to $2.7 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $150 million to $4.2 billion.

THE DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

THE U.S. DOLLAR INDEX®. The U.S. Dollar Index (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

101

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund and Multi-Cap Core Equity Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, Mid-Cap Advantage, Russell 2000® Advantage, Europe Advantage, Japan Advantage, Dynamic S&P 500, Dynamic OTC, Dynamic Dow, Inverse Dynamic Dow, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow and Dynamic Weakening Dollar Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR, REAL ESTATE AND COMMODITIES FUNDS. In managing the Sector, Real Estate, and Commodities Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

102

PROSPECTUS

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Commodities, and U.S. Government Money Market Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds except U.S. Government Money Market Fund) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (International Equity, Sector Rotation, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, and Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (International Equity, Sector Rotation and Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (All Funds except U.S. Government Money Market Fund) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:
• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

103

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC, Inverse OTC, Dynamic OTC, Dynamic S&P 500, Dynamic Dow, Inverse Dynamic Dow, Commodities, Real Estate and Sector Funds) – With the exception of the Sector, Commodities, and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Inverse OTC, and Dynamic OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Sector, Commodities and Real Estate Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds except U.S. Government Money Market Fund) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Sector Rotation Fund) – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) – Tracking error risk refers to the risk that the Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (All Funds except U.S. Government Money Market Fund) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, and Sector Rotation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the

104

PROSPECTUS

securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Mid-Cap Advantage, Russell 2000® Advantage, Sector Rotation, Mid-Cap Value, Inverse Mid-Cap, Inverse Russell 2000®, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Commodities, Real Estate and Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity, International Equity, Commodities, Dynamic Strengthening Dollar, Dynamic Weakening Dollar and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK (Commodities Fund) – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

  INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Commodities Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the GSCI. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

  The values of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

TAX RISK (Commodities Fund) – As noted above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Rev. Rul. 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information."

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

105

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Sector Funds, Real Estate Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Commodities and Sector Rotation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus. Currently, the Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. With respect to the Sector Rotation Fund, the Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Funds.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

106

PROSPECTUS

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, except the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). For the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE.

Each insurance company may have different rules about the timing and processing of transaction orders. As a result, transactions at the morning NAV, for the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, may not be available through each insurance company. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Europe Advantage and Japan Advantage Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The Europe Advantage and Japan Advantage Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe Advantage and Japan Advantage Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe Advantage and Japan Advantage Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond Advantage Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

107

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
DYNAMIC DOW	.90%
DYNAMIC OTC	.90%
DYNAMIC S&P 500.90%
INVERSE DYNAMIC DOW	.90%
INVERSE MID-CAP	.90%
INVERSE OTC	.90%
INVERSE RUSSELL 2000®	.90%
INVERSE S&P 500.90%
LARGE-CAP GROWTH	.75%
LARGE-CAP VALUE	.75%
MID-CAP ADVANTAGE	.90%
MID-CAP GROWTH	.75%
MID-CAP VALUE	.75%
NOVA	.75%
OTC	.75%
RUSSELL 2000® ADVANTAGE	.90%
SMALL-CAP GROWTH	.75%
SMALL-CAP VALUE	.75%
SECTOR FUNDS (EXCEPT PRECIOUS METALS AND COMMODITIES)	.85%
PRECIOUS METALS	.75%
EUROPE ADVANTAGE	.90%
JAPAN ADVANTAGE	.90%
GOVERNMENT LONG BOND ADVANTAGE	.50%
INVERSE GOVERNMENT LONG BOND	.90%
COMMODITIES	.75%
DYNAMIC STRENGTHENING DOLLAR	.90%
DYNAMIC WEAKENING DOLLAR	.90%
REAL ESTATE	.85%
SECTOR ROTATION	.90%
U.S. GOVERNMENT MONEY MARKET	.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the

108

PROSPECTUS

OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

109

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)
December 31, 2001*	25.00	.03	4.45	4.48	—	—	—	—
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)
December 31, 2002	29.87	(.09)	(13.65)	(13.74)	—	(.04)	—	(.04)
December 31, 2001*	25.00	(.25)	5.12	4.87	—	—	—	—
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)
December 31, 2002	38.97	(.13)	(26.94)	(27.07)	—	—	—	—
December 31, 2001*	25.00	(.59)	14.56	13.97	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	$.30	$8.56	3.97%	1.53%	1.53%	0.60%		381%	$132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	1.46%	0.41%		654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	1.54%	0.09%		729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	1.72%	(0.14)%		570%	34,017
December 31, 2001	(5.21)	8.67	(23.58)%	1.45%	1.45%	2.61%		—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	(.04)	5.15	(0.77)%	1.77%	1.70%	1.46%		—	32,505
December 31, 2004	(.58)	5.19	(10.05)%	1.62%	1.62%	(0.28)%		—	19,076
December 31, 2003	(1.80)	5.77	(23.78)%	1.67%	1.67%	(0.59)%		—	17,822
December 31, 2002	1.28	7.57	21.64%	1.79%	1.79%	(0.24)%		—	36,195
December 31, 2001	.20	6.29	14.99%	1.89%	1.89%	1.85%		—	18,997
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%		294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%		418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%		482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%		183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%		139%	164,619
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	.27	21.51	1.27%	1.70%	1.63%	1.49%		—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.70%	1.64%	(0.35)%		—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	1.68%	(0.73)%		—	34,563
December 31, 2002	9.56	39.04	33.85%	1.77%	1.77%	(0.49)%		—	24,229
December 31, 2001*	4.48	29.48	17.92%	2.23%**	2.23%**	0.10	%**	—	5,955
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	(1.46)	18.37	3.38%	1.65%	1.65%	0.55%		585%	25,397
December 31, 2004	(1.76)	19.83	16.90%	1.65%	1.65%	0.09%		974%	29,053
December 31, 2003	5.50	21.59	54.94%	1.69%	1.69%	(0.55)%		1,085%	30,428
December 31, 2002	(13.78)	16.09	(46.00)%	1.74%	1.74%	(0.49)%		—	2,122
December 31, 2001*	4.87	29.87	19.48%	2.22%**	2.22%**	(1.11	)%**	—	311
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	(.70)	22.39	(3.03)%	1.65%	1.65%	(0.42)%		343%	44,313
December 31, 2004	1.36	23.09	14.21%	1.65%	1.65%	(0.29)%		662%	57,599
December 31, 2003	9.83	21.73	98.63%	1.71%	1.71%	(1.10)%		959%	40,632
December 31, 2002	(27.07)	11.90	(69.46)%	1.77%	1.77%	(0.79)%		—	3,346
December 31, 2001*	13.97	38.97	55.88%	2.34%**	2.34%**	(1.77	)%**	—	477

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

110

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	$26.50	$(.02)	$3.75	$3.73	$—	$(.08)	$(.08)	$3.65
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97
December 31, 2002	31.21	(.12)	(7.18)	(7.30)	—	(6.14)	(6.14)	(13.44)
December 31, 2001*	25.00	(.20)	6.88	6.68	—	(.47)	(.47)	6.21
Inverse Mid-Cap Fund
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)
December 31, 2001*	25.00	(.31)	7.56	7.25	—	(.34)	(.34)	6.91
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64
December 31, 2001	11.80	.37	(.36)	.01	(.37)	—	(.37)	(.36)
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)	1.22
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)	(.25)
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)	3.35
December 31, 2002	28.01	(.09)	(7.84)	(7.93)	(.01)	(.55)	(.56)	(8.49)
December 31, 2001*	25.00	(.16)	3.17	3.01	—	—	—	3.01
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—	5.65
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—	2.60
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—	6.88
December 31, 2002	21.91	(.08)	(3.46)	(3.54)	—	(.08)	(.08)	(3.62)
December 31, 2001*	25.00	(.16)	(2.93)	(3.09)	—	—	—	(3.09)

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	$30.15	14.07%	1.65%	1.65%	1.65%	(0.05)%		573%	$51,197
December 31, 2004	26.50	22.14%	1.64%	1.64%	1.64%	(0.37)%		866%	34,162
December 31, 2003	24.74	52.43%	1.70%	1.70%	1.70%	(0.54)%		1,665%	18,544
December 31, 2002	17.77	(24.44)%	1.75%	1.75%	1.75%	(0.49)%		4,320%	6,707
December 31, 2001*	31.21	26.67%	2.27%**	2.27%**	2.27%**	(0.87	)%**	3,707%	754
Inverse Mid-Cap Fund
December 31, 2005	39.15	(8.16)%	1.64%	1.64%	1.64%	1.65%		—	2,846
December 31, 2004*	44.03	(11.94)%	1.62%**	1.62%**	1.62%**	(0.17	)%**	—	1,319
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	34.14	3.91%	1.63%	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	20.11	(35.45)%	1.74%	1.74%	1.74%	(0.70)%		1,940%	12,947
December 31, 2001*	31.91	28.97%	2.26%**	2.26%**	2.26%**	(0.96	)%**	848%	8,524
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	40.60	(3.07)%	1.63%	1.63%	1.63%	1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65%**	1.65%**	(0.29	)%**	—	4,344
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	12.38	7.71%	1.18%	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	13.08	18.62%	1.24%	1.24%	1.24%	3.65%		1,239%	25,190
December 31, 2001	11.44	0.08%	2.37%	2.01%	2.01%	3.22%		1,247%	4,521
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	20.80	(5.24)%	5.11%	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	23.84	6.36%	1.63%	1.63%	1.63%	0.94%		399%	25,954
December 31, 2004	22.62	16.15%	1.64%	1.64%	1.64%	(0.23)%		—	54,994
December 31, 2003	22.87	43.08%	1.70%	1.70%	1.70%	(0.75)%		—	38,443
December 31, 2002	19.52	(28.35)%	1.78%	1.78%	1.78%	(0.41)%		—	3,082
December 31, 2001*	28.01	12.04%	2.17%**	2.17%**	2.17%**	(0.55	)%**	—	1,322
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	33.42	20.35%	1.70%	1.70%	1.70%	1.72%		—	55,219
December 31, 2004	27.77	10.33%	1.63%	1.63%	1.63%	(0.50)%		—	14,228
December 31, 2003	25.17	37.62%	1.69%	1.69%	1.69%	(0.75)%		—	11,541
December 31, 2002	18.29	(16.20)%	1.80%	1.80%	1.80%	(0.38)%		—	3,590
December 31, 2001*	21.91	(12.36)%	2.23%**	2.23%**	2.23%**	(0.62	)%**	—	643

  *  Since the commencement of operations: October 1, 2001—Medius Fund, Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund; May 1, 2003—Juno Fund; May 3, 2004—Inverse Mid-Cap Fund and Inverse Small-Cap Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

111

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions		Net Increase (Decrease) in Net Asset Value
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$25.89	$.24		$(1.25)	$(1.01)	$(.17)		$(1.61)	$(1.78)		$(2.79)
December 31, 2004*	25.00	.14		2.03	2.17	(1.16)		(.12)	(1.28)		.89
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.22	.74		(.06)	.68	(.70)		—	(.70)		(.02)
December 31, 2004*	50.00	(.03)		(5.71)	(5.74)	—		(1.04)	(1.04)		(6.78)
Small-Cap Value Fund
December 31, 2005	28.84	(.05)		1.13	1.08	—		(4.25)	(4.25)		(3.17)
December 31, 2004*	25.00	.01		4.50	4.51	(.01)		(.66)	(.67)		3.84
Mid-Cap Value Fund
December 31, 2005	27.08	.07		2.28	2.35	(.20)		(9.96)	(10.16)		(7.81)
December 31, 2004*	25.00	—		3.80	3.80	(—	)§	(1.72)	(1.72)		2.08
Large-Cap Value Fund
December 31, 2005	27.68	.21		.95	1.16	(.15)		(.79)	(.94)		.22
December 31, 2004*	25.00	.12		3.00	3.12	(.11)		(.33)	(.44)		2.68
Small-Cap Growth Fund
December 31, 2005	28.55	(.21)		2.00	1.79	—		(1.70)	(1.70)		.09
December 31, 2004*	25.00	(.17)		4.12	3.95	—		(.40)	(.40)		3.55
Mid-Cap Growth Fund
December 31, 2005	27.13	(.20)		3.31	3.11	—		—	—		3.11
December 31, 2004*	25.00	(.13)		2.26	2.13	—		—	—		2.13
Large-Cap Growth Fund
December 31, 2005	25.75	(.01)		.47	.46	(.02)		(.50)	(.52)		(.06)
December 31, 2004*	25.00	.36		.71	1.07	(.15)		(.17)	(.32)		.75
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	25.00	.14		.65	.79	(.17)		—	(.17)		.62
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	25.00	.15		(.78)	(.63)	(.06)		—	(.06)		(.69)
Sector Rotation Fund
December 31, 2005	11.16	(.02)		1.54	1.52	—		—	—		1.52
December 31, 2004	10.08	(.05)		1.13	1.08	—		—	—		1.08
December 31, 2003	7.76	(.07)		2.39	2.32	—		—	—		2.32
December 31, 2002*	10.00	(.01)		(2.23)	(2.24)	—		—	—		(2.24)
U.S. Government Money Market Fund
December 31, 2005	1.00	.02		—	.02	(.02)		—	(.02)		—
December 31, 2004	1.00	—	§§§§	—	—	(—	)§§§§	—	(—	)§§§§	—
December 31, 2003	1.00	—	§§§	—	—	(—	)§§§	—	(—	)§§§	—
December 31, 2002	1.00	—	§§	—	—	(—	)§§	—	(—	)§§	—
December 31, 2001	1.00	.03		—	.03	(.03)		—	(.03)		—

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$23.10	(3.81)%	1.67%	1.67%	1.03%		666%	$12,920
December 31, 2004*	25.89	8.65%	1.63%**	1.63%**	0.91	%**	907%	10,419
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.20	1.63%	1.65%	1.65%	1.67%		—	7,257
December 31, 2004*	43.22	(11.47)%	1.62%**	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2005	25.67	3.64%	1.47%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	28.84	18.03%	1.46%**	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2005	19.27	8.32%	1.48%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	27.08	15.20%	1.48%**	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2005	27.90	4.19%	1.50%	1.50%	0.77%		493%	24,547
December 31, 2004*	27.68	12.49%	1.45%**	1.45%**	0.69	%**	983%	11,144
Small-Cap Growth Fund
December 31, 2005	28.64	6.20%	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	28.55	15.82%	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2005	30.24	11.46%	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	27.13	8.52%	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2005	25.69	1.77%	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	25.75	4.26%	1.46%**	1.46%**	2.12	%**	1,087%	20,012
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	25.62	3.16%	1.78%**	1.78%**	2.11	%**	—	1,250
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	24.31	(2.53)%	1.76%**	1.76%**	2.28	%**	—	2,954
Sector Rotation Fund
December 31, 2005	12.68	13.62%	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	7.76	(22.40)%	1.69%**	1.69%**	(0.16	)%**	357%	6,669
U.S. Government Money Market Fund
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%		—	232,493
December 31, 2002	1.00	0.47%	1.23%	1.23%	0.44%		—	258,953
December 31, 2001	1.00	2.77%	1.19%	1.19%	2.48%		—	96,515

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund; May 3, 2004—Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund and Large-Cap Growth Fund; September 30, 2005—Strengthening Dollar Fund and Weakening Dollar Fund.

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

112

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Banking Fund
December 31, 2005	$36.29	$.44	$(1.52)	$(1.08)	$(.49)	$(5.03)	$(5.52)
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)
December 31, 2002	25.21	.28	(.47)	(.19)	(.07)	—	(.07)
December 31, 2001*	25.00	.45	(.24)	.21	—	—	—
Basic Materials Fund
December 31, 2005	32.66	.12	.80	0.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
December 31, 2002	24.21	.09	(3.17)	(3.08)	(.06)	—	(.06)
December 31, 2001*	25.00	.22	(1.01)	(.79)	—	—	—
Biotechnology Fund
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—
December 31, 2004	19.10	(.29)	.50	.21	—	—	—
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—
December 31, 2002	24.67	(.28)	(10.91)	(11.19)	—	(.04)	(.04)
December 31, 2001*	25.00	(.55)	.22	(.33)	—	—	—
Commodities Fund
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)
Consumer Products Fund
December 31, 2005	32.95	.14	(.26)	(0.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
December 31, 2002	25.32	.04	(.95)	(.91)	(.01)	(.04)	(.05)
December 31, 2001*	25.00	.05	.27	.32	—	—	—
Electronics Fund
December 31, 2005	13.17	(.16)	.67	.51	—	—	—
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—
December 31, 2002	20.64	(.24)	(9.67)	(9.91)	—	(.79)	(.79)
December 31, 2001*	25.00	(.43)	(3.93)	(4.36)	—	—	—
Energy Fund
December 31, 2005	29.68	—	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—
December 31, 2002	21.10	(.02)	(2.83)	(2.85)	—	—	—
December 31, 2001*	25.00	(.11)	(3.79)	(3.90)	—	—	—

			RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2005	$(6.60)	$29.69	(2.77)%	1.58%	1.34%		532%	$14,580
December 31, 2004	3.79	36.29	14.74%	1.59%	1.02%		884%	21,920
December 31, 2003	7.55	32.50	31.74%	1.65%	1.24%		1,268%	17,115
December 31, 2002	(.26)	24.95	(0.78)%	1.67%	1.10%		1,813%	5,008
December 31, 2001*	.21	25.21	0.84%	1.99%**	1.80	%**	605%	630
Basic Materials Fund
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%		364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%		725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%		1,175%	44,561
December 31, 2002	(3.14)	21.07	(12.75)%	1.75%	0.38%		1,848%	901
December 31, 2001*	(.79)	24.21	(3.16)%	1.95%**	0.85	%**	929%	929
Biotechnology Fund
December 31, 2005	2.06	21.37	10.67%	1.66%	(1.59)%		652%	36,086
December 31, 2004	.21	19.31	1.10%	1.59%	(1.51)%		1,169%	6,588
December 31, 2003	5.66	19.10	42.11%	1.64%	(1.61)%		1,475%	12,557
December 31, 2002	(11.23)	13.44	(45.35)%	1.79%	(1.76)%		3,483%	3,575
December 31, 2001*	(.33)	24.67	(1.32)%	2.27%**	(2.24	)%**	720%	1,959
Commodities Fund
December 31, 2005*	(2.90)	22.10	(11.34)%	1.64%**	2.41	%**	—	28,187
Consumer Products Fund
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%		357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%		730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%		936%	8,818
December 31, 2002	(.96)	24.36	(3.61)%	1.72%	0.18%		985%	6,153
December 31, 2001*	0.32	25.32	1.28%	2.07%**	0.19	%**	285%	1,305
Electronics Fund
December 31, 2005	.51	13.68	3.87%	1.62%	(1.24)%		1,136%	8,306
December 31, 2004	(3.71)	13.17	(21.98)%	1.59%	(1.34)%		1,325%	12,289
December 31, 2003	6.94	16.88	69.82%	1.65%	(1.51)%		1,264%	27,918
December 31, 2002	(10.70)	9.94	(48.21)%	1.84%	(1.63)%		2,685%	4,384
December 31, 2001*	(4.36)	20.64	(17.44)%	2.36%**	(2.13	)%**	466%	1,423
Energy Fund
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%		351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%		542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%		1,225%	31,832
December 31, 2002	(2.85)	18.25	(13.51)%	1.72%	(0.13)%		1,341%	5,834
December 31, 2001*	(3.90)	21.10	(15.60)%	2.05%**	(0.50	)%**	478%	2,177

  *  Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund and Biotechnology Fund; May 29, 2001—Consumer Products Fund and Energy Fund; August 3, 2001—Electronics Fund; September 30, 2005—Commodities Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00170.

113

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Energy Services Fund
December 31, 2005	$20.85	$(.30)	$10.37	$10.07	$—	$—	$—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
December 31, 2002	17.74	(.17)	(2.08)	(2.25)	—	(1.11)	(1.11)
December 31, 2001*	25.00	(.24)	(7.02)	(7.26)	—	—	—
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—
Health Care Fund
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—
Internet Fund
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—
December 31, 2002	15.76	(.17)	(6.66)	(6.83)	—	—	—
December 31, 2001*	25.00	(.37)	(8.87)	(9.24)	—	—	—
Leisure Fund
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
December 31, 2002	18.09	(.18)	(2.49)	(2.67)	—	—	—
December 31, 2001*	25.00	(.30)	(6.61)	(6.91)	—	—	—
Precious Metals Fund
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—
December 31, 2002	4.87	(.02)	2.24	2.22	—	—	—
December 31, 2001	4.31	(.04)	.60	.56	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2005	$10.07	$30.92	48.30%	1.61%	(1.17)%		317%	$79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%		808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%		2,691%	7,754
December 31, 2002	(3.36)	14.38	(12.07)%	1.71%	(1.00)%		2,159%	4,427
December 31, 2001*	(7.26)	17.74	(29.04)%	2.06%**	(1.26	)%**	3,182%	1,551
Financial Services Fund
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%		549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%		762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%		2,039%	15,581
December 31, 2002	(3.71)	20.19	(15.10)%	1.85%	0.41%		1,727%	2,748
December 31, 2001*	(1.10)	23.90	(4.40)%	2.19%**	(0.11	)%**	315%	2,607
Health Care Fund
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%		330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%		629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	(5.11)	18.71	(21.31)%	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	(1.18)	23.82	(4.72)%	2.23%**	(1.33	)%**	757%	951
Internet Fund
December 31, 2005	(2.27)	14.74	(1.38)%	1.61%	(1.36)%		676%	20,959
December 31, 2004	2.33	17.01	15.87%	1.58%	(1.49)%		693%	36,922
December 31, 2003	5.75	14.68	64.39%	1.65%	(1.59)%		957%	25,101
December 31, 2002	(6.83)	8.93	(43.34)%	1.75%	(1.69)%		3,041%	3,703
December 31, 2001*	(9.24)	15.76	(36.96)%	2.33%**	(2.29	)%**	2,341%	891
Leisure Fund
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%		369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%		663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%		1,353%	30,016
December 31, 2002	(2.67)	15.42	(14.76)%	1.74%	(0.98)%		1,976%	2,015
December 31, 2001*	(6.91)	18.09	(27.64)%	1.98%**	(1.49	)%**	269%	804
Precious Metals Fund
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%		308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%		519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%		658%	44,606
December 31, 2002	2.22	7.09	45.59%	1.67%	(0.29)%		1,001%	38,839
December 31, 2001	.56	4.87	12.99%	2.18%	(0.79)%		957%	875

  *  Since the commencement of operations: May 2, 2001—Energy Services Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

114

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Real Estate Fund
December 31, 2005	$38.02	$.71	$2.01	$2.72	$(.44)	$—	$(.44)
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)
December 31, 2002	25.77	1.97	(2.26)	(.29)	(.48)	(.04)	(.52)
December 31, 2001*	25.00	1.44	(.42)	1.02	(.25)	—	(.25)
Retailing Fund
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
December 31, 2002	25.65	(.27)	(5.30)	(5.57)	—	(.79)	(.79)
December 31, 2001*	25.00	(.38)	1.03	.65	—	—	—
Technology Fund
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
December 31, 2002	18.61	(.18)	(7.15)	(7.33)	—	(1.36)	(1.36)
December 31, 2001*	25.00	(.39)	(6.00)	(6.39)	—	—	—
Telecommunications Fund
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
December 31, 2002	22.56	(.05)	(8.88)	(8.93)	—	—	—
December 31, 2001*	25.00	(.36)	(2.08)	(2.44)	—	—	—
Transportation Fund
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—
December 31, 2002	24.40	(.14)	(2.71)	(2.85)	—	—	—
December 31, 2001*	25.00	(.20)	(.40)	(.60)	—	—	—
Utilities Fund
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)
December 31, 2002	18.23	.33	(6.31)	(5.98)	(.01)	—	(.01)
December 31, 2001*	25.00	.33	(7.10)	(6.77)	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Real Estate Fund
December 31, 2005	$2.28	$40.30	7.15%	1.59%	1.84%		774%	$29,074
December 31, 2004	7.77	38.02	29.54%	1.59%	3.06%		1,139%	26,915
December 31, 2003	5.29	30.25	30.31%	1.64%	3.26%		1,478%	12,183
December 31, 2002	(.81)	24.96	(1.12)%	1.68%	7.60%		1,927%	1,902
December 31, 2001*	.77	25.77	4.09%	2.31%**	5.75	%**	17%	162
Retailing Fund
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%		421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%		609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%		785%	15,149
December 31, 2002	(6.36)	19.29	(21.91)%	1.81%	(1.23)%		1,668%	3,102
December 31, 2001*	.65	25.65	2.60%	2.24%**	(1.65	)%**	740%	1,994
Technology Fund
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%		541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%		767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%		1,302%	20,641
December 31, 2002	(8.69)	9.92	(39.11)%	1.71%	(1.52)%		1,098%	5,021
December 31, 2001*	(6.39)	18.61	(25.56)%	2.34%**	(2.08	)%**	490%	1,216
Telecommunications Fund
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%		362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%		809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%		974%	14,543
December 31, 2002	(8.93)	13.63	(39.58)%	1.69%	(0.39)%		855%	6,106
December 31, 2001*	(2.44)	22.56	(9.76)%	2.25%**	(1.61	)%**	1,316%	407
Transportation Fund
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%		258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%		473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%		1,045%	8,032
December 31, 2002	(2.85)	21.55	(11.68)%	1.69%	(0.63)%		1,435%	6,301
December 31, 2001*	(.60)	24.40	(2.40)%	2.16%**	(0.89	)%**	609%	522
Utilities Fund
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%		342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%		904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%		1,491%	13,430
December 31, 2002	(5.99)	12.24	(32.83)%	1.67%	2.54%		829%	23,846
December 31, 2001*	(6.77)	18.23	(27.08)%	2.08%**	1.59	%**	1,040%	908

  *  Since the commencement of operations: May 2, 2001—Technology Fund and Utilities Fund; June 11, 2001—Transportation Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund; October 1, 2001—Real Estate Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00019538.

115

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq, the Frank Russell Company, Dow Jones & Company Inc., Stoxx Limited Inc., the New York Board of Trade, and the Tokyo Stock Exchange (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

"New York Board of Trade®", "NYBOT®", "The U.S. Dollar Index®" and "USDX®" are trademarks or service marks of the Board of Trade of the City of New York, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or the New York Board of Trade and Standard & Poor's and the New York Board of Trade make no representation regarding the advisability of investing in the Rydex Funds. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

116

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA45FND-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

DOMESTIC EQUITY

INVERSE S&P 500 (FORMERLY, URSA)

NOVA

OTC

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Inverse S&P 500 Fund, Nova Fund, and OTC Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	INVERSE S&P 500 FUND

8	NOVA FUND

10	OTC FUND

12	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

14	PURCHASING AND REDEEMING SHARES

15	DIVIDENDS, DISTRIBUTIONS, AND TAXES

16	MANAGEMENT OF THE FUNDS

17	FINANCIAL HIGHLIGHTS

18	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

INVERSE S&P 500 FUND

NOVA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

5

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

6

PROSPECTUS

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

7

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

8

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

9

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

10

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

Average Annual Total Return (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

11

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

12

PROSPECTUS

MARKET RISK (All Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:
• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC Fund) – None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (All Funds) – Tracking error risk refers to the risk that the Domestic Equity Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds'

13

investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500 Fund) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of

14

PROSPECTUS

each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

15

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
INVERSE S&P 500.90%
NOVA	.75%
OTC	.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

16

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—

				RATIOS TO
				AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	$.30	$8.56	3.97%	1.53%	1.53%	0.60%	381%	$132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	1.54%	0.09%	729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	1.72%	(0.14)%	570%	34,017
December 31, 2001	(5.21)	8.67	(23.58)%	1.45%	1.45%	2.61%	—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	(.04)	5.15	(0.77)%	1.77%	1.70%	1.46%	—	32,505
December 31, 2004	(.58)	5.19	(10.05)%	1.62%	1.62%	(0.28)%	—	19,076
December 31, 2003	(1.80)	5.77	(23.78)%	1.67%	1.67%	(0.59)%	—	17,822
December 31, 2002	1.28	7.57	21.64%	1.79%	1.79%	(0.24)%	—	36,195
December 31, 2001	.20	6.29	14.99%	1.89%	1.89%	1.85%	—	18,997
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%	482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%	183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%	139%	164,619

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

17

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp. and Nasdaq (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publishers is located in the SAI.

18

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVANUO-2-0506 X0507

DOMESTIC EQUITY

INVERSE OTC

INVERSE S&P 500

NOVA

OTC

RUSSELL 2000® ADVANTAGE

SECTOR

PRECIOUS METALS

THE RYDEX VARIABLE TRUST

MAY 1, 2006

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE

INVERSE GOVERNMENT LONG BOND

ALTERNATIVE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

rydex variable trust

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUND

FIXED INCOME FUNDS

ALTERNATIVE FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Inverse OTC Fund, Inverse S&P 500 Fund, Nova Fund, OTC Fund, and Russell 2000® Advantage Fund

SECTOR FUND – Precious Metals Fund

FIXED INCOME FUNDS – Government Long Bond Advantage Fund and Inverse Government Long Bond Fund

ALTERNATIVE FUND – Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

prospectus

DOMESTIC EQUITY FUNDS 5 6 8 10 12 14	COMMON RISK/RETURN INFORMATION INVERSE OTC FUND INVERSE S&P 500 FUND NOVA FUND OTC FUND RUSSELL 2000® ADVANTAGE FUND

SECTOR FUND 16	PRECIOUS METALS FUND

FIXED INCOME FUNDS 18 19 21	COMMON RISK/RETURN INFORMATION GOVERNMENT LONG BOND ADVANTAGE FUND INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUND 23	SECTOR ROTATION FUND

25 29 30 30 32 34 BC	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
PURCHASING AND REDEEMING SHARES
DIVIDENDS, DISTRIBUTIONS, AND TAXES
MANAGEMENT OF THE FUNDS
FINANCIAL HIGHLIGHTS
INDEX PUBLISHERS INFORMATION
ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

prospectus

RYDEX DOMESTIC EQUITY FUNDS

INVERSE OTC FUND

INVERSE S&P 500 FUND

NOVA FUND

OTC FUND

RUSSELL 2000® ADVANTAGE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Russell 2000® Advantage Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Russell 2000® Advantage Fund seeks to track its benchmark over time, but is also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

5

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

6

prospectus

INVERSE OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

	INVERSE OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	1.27%	1.90%
SINCE INCEPTION (05/21/2001)	-2.67%	-4.46%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

7

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

8

prospectus

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

Average Annual Total Return (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

9

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

10

prospectus

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

11

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

12

prospectus

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

Average Annual Total Return (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

13

RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

14

prospectus

RUSSELL 2000® ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	RUSSELL 2000® ADVANTAGE FUND	RUSSELL 2000®2 INDEX
PAST ONE YEAR	3.91%	4.58%
SINCE INCEPTION (10/01/2001)	14.52%	$14.63

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

15

RYDEX SECTOR FUND

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Fund's come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

16

prospectus

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

During the period shown in the bar chart,
the highest return for a quarter was 31.42%
(quarter ended March 31, 2002) and
the lowest return for a quarter was -20.72%
(quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	PRECIOUS METALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	20.89%	4.91%
PAST FIVE YEARS	19.17%	0.54%
SINCE INCEPTION (05/29/97)	0.78%	6.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

17

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each of the Funds is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

18

prospectus

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities.The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

19

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

Average Annual Total Return (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

20

prospectus

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

21

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

Average Annual Total Return (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

22

prospectus

RYDEX ALTERNATIVE FUND

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

23

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

Average Annual Total Return (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

24

prospectus

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK information

The Domestic Equity Funds and Fixed Income Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE OTC FUND	INVERSE (OPPOSITE) OF THE NASDAQ 100 INDEX®

INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

RUSSELL 2000® ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

The S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

The NASDAQ 100 Index®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

RUSSELL 2000 INDEX®. The Russell 2000 Index® is composed of the 2,000 smallest companies in the Russell 3000 Index®, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index® is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 30, 2005, the Russell 2000 Index® included companies with a capitalization range of $26 million to $4.4 million.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

25

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY AND FIXED INCOME FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, and Russell 2000® Advantage Funds — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500, Inverse OTC, and Inverse Government Long Bond Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUND. In managing the Precious Metals Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (Sector Rotation and Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

26

prospectus

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Sector Rotation and Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC, Inverse OTC and Sector Funds) – With the exception of the Sector, Commodities, and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC and Inverse OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Precious Metals Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

27

PORTFOLIO TURNOVER RISK (Sector Rotation Fund) – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Domestic Equity and Fixed Income Funds) – Tracking error risk refers to the risk that the Domestic Equity and Fixed Income Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500, Inverse OTC, Inverse Government Long Bond and Sector Rotation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Russell 2000® Advantage, Sector Rotation and Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

28

prospectus

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, Fixed Income Funds and Sector Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. Frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus. Currently, the Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. With respect to the Sector Rotation Fund, the Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. For purposes of applying the Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex Investments reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

29

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the Government Long Bond Advantage Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

30

prospectus

Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
INVERSE OTC	.90%
INVERSE S&P 500.90%
NOVA	.75%
OTC	.75%
RUSSELL 2000® ADVANTAGE	.90%
PRECIOUS METALS	.75%
GOVERNMENT LONG BOND ADVANTAGE	.50%
INVERSE GOVERNMENT LONG BOND	.90%
SECTOR ROTATION	.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

31

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)
December 31, 2001*	25.00	.03	4.45	4.48	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	$.30	$8.56	3.97%	1.53%	1.53%	0.60%	381%	$132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	1.54%	0.09%	729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	1.72%	(0.14)%	570%	34,017
December 31, 2001	(5.21)	8.67	(23.58)%	1.45%	1.45%	2.61%	—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	(.04)	5.15	(0.77)%	1.77%	1.70%	1.46%	—	32,505
December 31, 2004	(.58)	5.19	(10.05)%	1.62%	1.62%	(0.28)%	—	19,076
December 31, 2003	(1.80)	5.77	(23.78)%	1.67%	1.67%	(0.59)%	—	17,822
December 31, 2002	1.28	7.57	21.64%	1.79%	1.79%	(0.24)%	—	36,195
December 31, 2001	.20	6.29	14.99%	1.89%	1.89%	1.85%	—	18,997
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%	482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%	183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%	139%	164,619
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	.27	21.51	1.27%	1.70%	1.63%	1.49%	—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.70%	1.64%	(0.35)%	—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	1.68%	(0.73)%	—	34,563
December 31, 2002	9.56	39.04	33.85%	1.77%	1.77%	(0.49)%	—	24,229
December 31, 2001*	4.48	29.48	17.92%	2.23%**	2.23%**	0.10%**	—	5,955

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

32

prospectus

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)
December 31, 2001*	25.00	(.31)	7.56	7.25	—	(.34)	(.34)	6.91
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64
December 31, 2001	11.80	.37	(.36)	.01	(.37)	—	(.37)	(.36)
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)
Sector Rotation Fund
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
December 31, 2002*	10.00	(.01)	(2.23)	(2.24)	—	—	—	(2.24)
Precious Metals Fund
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—	1.79
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—	(1.42)
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—	2.90
December 31, 2002	4.87	(.02)	2.24	2.22	—	—	—	2.22
December 31, 2001	4.31	(.04)	.60	.56	—	—	—	.56

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	34.14	3.91%	1.63%	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	20.11	(35.45)%	1.74%	1.74%	1.74%	(0.70)%		1,940%	12,947
December 31, 2001*	31.91	28.97%	2.26%**	2.26%**	2.26%**	(0.96	)%**	848%	8,524
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	12.38	7.71%	1.18%	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	13.08	18.62%	1.24%	1.24%	1.24%	3.65%		1,239%	25,190
December 31, 2001	11.44	0.08%	2.37%	2.01%	2.01%	3.22%		1,247%	4,521
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	20.80	(5.24)%	5.11%	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355
Sector Rotation Fund
December 31, 2005	12.68	13.62%	1.70%	1.70%	—	(0.20)%		281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	—	(0.52)%		333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	—	(0.78)%		401%	20,594
December 31, 2002*	7.76	(22.40)%	1.69%**	1.69%**	—	(0.16	)%**	357%	6,669
Precious Metals Fund
December 31, 2005	10.36	20.89%	—	1.57%	—	(0.24)%		308%	68,241
December 31, 2004	8.57	(14.21)%	—	1.46%	—	(0.54)%		519%	35,043
December 31, 2003	9.99	40.90%	—	1.54%	—	(0.38)%		658%	44,606
December 31, 2002	7.09	45.59%	—	1.67%	—	(0.29)%		1,001%	38,839
December 31, 2001	4.87	12.99%	—	2.18%	—	(0.79)%		957%	875

  *  Since the commencement of operations: October 1, 2001—Medius Fund, Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund; May 1, 2003—Juno Fund; May 3, 2004—Inverse Mid-Cap Fund and Inverse Small-Cap Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

33

index publishers INFORMATION

Standard & Poor's Corp., Nasdaq, and the Frank Russell Company (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Rydex Funds.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

34

prospectus

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

This page intentionally left blank.

36

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA9FND-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

DOMESTIC EQUITY

OTC

ALTERNATIVE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUND

ALTERNATIVE FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUND – OTC Fund

ALTERNATIVE FUND – Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

5	DOMESTIC EQUITY FUND OTC FUND

7	ALTERNATIVE FUND SECTOR ROTATION FUND

9 11 12 13 14 15 BC	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
PURCHASING AND REDEEMING SHARES
DIVIDENDS, DISTRIBUTIONS, AND TAXES
MANAGEMENT OF THE FUNDS
FINANCIAL HIGHLIGHTS
INDEX PUBLISHERS INFORMATION
ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUND

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

The OTC Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Fund's investment adviser, Rydex Investments (the "Advisor"), may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent it from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

5

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12 b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

6

PROSPECTUS

RYDEX ALTERNATIVE FUND

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

7

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

8

PROSPECTUS

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The OTC Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time. The current benchmark used by the Fund is set forth below:

FUND	BENCHMARK
OTC FUND	THE NASDAQ 100 INDEX®

A BRIEF GUIDE TO THE BENCHMARKS.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

OTC FUND. The Advisor's primary objective for the Fund is to correlate with the performance of the index underlying the Fund's benchmark. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN CURRENCY RISK (Sector Rotation Fund) – The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Sector Rotation Fund) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

9

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC Fund) – The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Sector Rotation Fund) – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (OTC Fund) – Tracking error risk refers to the risk that the OTC Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Sector Rotation Fund) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the

10

PROSPECTUS

underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Sector Rotation Fund) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (All Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The OTC Fund is designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

11

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus. Currently, the Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. For purposes of applying the Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

12

PROSPECTUS

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
OTC	.75%
SECTOR ROTATION	.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

13

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—
Sector Rotation Fund
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	—
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	—
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	—
December 31, 2002*	10.00	(.01)	(2.23)	(2.24)	—	—	—	—

				RATIOS TO
				AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%		294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%		418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%		482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%		183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%		139%	164,619
Sector Rotation Fund
December 31, 2005	1.52	12.68	13.62%	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	1.08	11.16	10.71%	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	2.32	10.08	29.97%	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	(2.24)	7.76	(22.40)%	1.69%**	1.69%**	(0.16	)%**	357%	6,669

  *  Since the commencement of operations: May 1, 2002 — Sector Rotation Fund

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

14

PROSPECTUS

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp. and Nasdaq (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publishers is located in the SAI.

15

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVAOSR-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

ALTERNATIVE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

ALTERNATIVE FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Fund listed below:

ALTERNATIVE FUND – Sector Rotation Fund

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

ALTERNATIVE FUND

5	SECTOR ROTATION FUND

7	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

9	PURCHASING AND REDEEMING SHARES

10	DIVIDENDS, DISTRIBUTIONS, AND TAXES

11	MANAGEMENT OF THE FUND

12	FINANCIAL HIGHLIGHTS

13	INDEX PUBLISHER INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX ALTERNATIVE FUND

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

5

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

Average Annual Total Return (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

6

PROSPECTUS

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve the Fund's objective.

The Advisor uses statistical techniques to determine the optimal mix of assets for the Fund, and places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Fund is subject to a number of risks that may affect the value of the Fund's shares.

MARKET RISK – The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of its link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN CURRENCY RISK – The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FUTURES AND OPTIONS RISK – The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain

7

exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

NON-DIVERSIFICATION RISK – Since the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRADING HALT RISK – The Fund may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales

8

PROSPECTUS

that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK –The Fund may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Sector Rotation Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus. Currently, the Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions,

9

including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. With respect to the Sector Rotation Fund, the Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. For purposes of applying the Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where the Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI. These dates are listed in the SAI.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Fund price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

10

PROSPECTUS

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Fund. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for the Fund, as set forth below:

FUND	ADVISORY FEE
SECTOR ROTATION	.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Fund, and helped to create the Rydex Sector Fund. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Fund, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Fund. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Fund. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

11

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Sector Rotation Fund
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52	12.68	13.62%
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08	11.16	10.71%
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32	10.08	29.97%
December 31, 2002*	10.00	(.01)	(2.23)	(2.24)	—	—	—	(2.24)	7.76	(22.40)%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Sector Rotation Fund
December 31, 2005	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	1.69%**	1.69%**	(0.16	)%**	357%	6,669

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

12

PROSPECTUS

INDEX PUBLISHER INFORMATION

Standard & Poor's Corp. (the "Index Publisher") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Fund, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, the Index Publisher does not:

• Recommend that any person invest in the Fund or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund;

• Have any responsibility or liability for the administration, management or marketing of the Fund;

• Consider the needs of the Fund or the investors in the Fund in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Fund or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publisher is located in the SAI.

13

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Because shares of the Fund are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVASR-2-0506 X0507

MONEY MARKET

U.S. GOVERNMENT MONEY MARKET

DOMESTIC EQUITY

DYNAMIC DOW
(FORMERLY, LONG DYNAMIC DOW 30)

DYNAMIC OTC
(FORMERLY, VELOCITY 100)

DYNAMIC S&P 500
(FORMERLY, TITAN 500)

INVERSE DYNAMIC DOW
(FORMERLY, INVERSE DYNAMIC DOW 30)

INVERSE MID-CAP

INVERSE OTC (FORMERLY, ARKTOS)

INVERSE RUSSELL 2000®
(FORMERLY, INVERSE SMALL-CAP)

INVERSE S&P 500 (FORMERLY, URSA)

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP ADVANTAGE
(FORMERLY, MEDIUS)

MID-CAP GROWTH

MID-CAP VALUE

NOVA

OTC

RUSSELL 2000® ADVANTAGE (FORMERLY, MEKROS)

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY

EUROPE ADVANTAGE
(FORMERLY, LARGE-CAP EUROPE)

JAPAN ADVANTAGE
(FORMERLY, LARGE-CAP JAPAN)

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE
(FORMERLY, U.S. GOVERNMENT BOND)

INVERSE GOVERNMENT LONG BOND (FORMERLY, JUNO)

THE RYDEX VARIABLE TRUST

MAY 1, 2006

ALTERNATIVE

ABSOLUTE RETURN STRATEGIES

COMMODITIES

DYNAMIC STRENGTHENING DOLLAR (FORMERLY, STRENGTHENING DOLLAR)

DYNAMIC WEAKENING DOLLAR
(FORMERLY, WEAKENING DOLLAR)

HEDGED EQUITY

REAL ESTATE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE FUNDS

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic Dow Fund, Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000® Fund, Inverse S&P 500 Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Advantage Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Nova Fund, OTC Fund, Russell 2000® Advantage Fund, Small-Cap Growth Fund, Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund

INTERNATIONAL EQUITY FUNDs – Europe Advantage Fund, Japan Advantage Fund

FIXED INCOME FUNDS – Government Long Bond Advantage Fund, Inverse Government Long Bond Fund

ALTERNATIVE FUNDS – Absolute Return Strategies Fund, Commodities Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, Hedged Equity Fund, Real Estate Fund, Sector Rotation Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY
• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	DYNAMIC DOW FUND

8	DYNAMIC OTC FUND

10	DYNAMIC S&P 500 FUND

12	INVERSE DYNAMIC DOW FUND

14	INVERSE MID-CAP FUND

16	INVERSE OTC FUND

18	INVERSE RUSSELL 2000® FUND

20	INVERSE S&P 500 FUND

22	LARGE-CAP GROWTH FUND

24	LARGE-CAP VALUE FUND

26	MID-CAP ADVANTAGE FUND

28	MID-CAP GROWTH FUND

30	MID-CAP VALUE FUND

32	NOVA FUND

34	OTC FUND

36	RUSSELL 2000® ADVANTAGE FUND

38	SMALL-CAP GROWTH FUND

40	SMALL-CAP VALUE FUND

SECTOR FUNDS

42	COMMON RISK/RETURN INFORMATION

43	BANKING FUND

45	BASIC MATERIALS FUND

47	BIOTECHNOLOGY FUND

49	CONSUMER PRODUCTS FUND

51	ELECTRONICS FUND

53	ENERGY FUND

55	ENERGY SERVICES FUND

57	FINANCIAL SERVICES FUND

59	HEALTH CARE FUND

61	INTERNET FUND

63	LEISURE FUND

65	PRECIOUS METALS FUND

67	RETAILING FUND

69	TECHNOLOGY FUND

71	TELECOMMUNICATIONS FUND

73	TRANSPORTATION FUND

75	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

77	COMMON RISK/RETURN INFORMATION

78	EUROPE ADVANTAGE FUND

80	JAPAN ADVANTAGE FUND

FIXED INCOME FUNDS

82	COMMON RISK/RETURN INFORMATION

83	GOVERNMENT LONG BOND ADVANTAGE FUND

85	INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUNDS

87	COMMON RISK/RETURN INFORMATION

88	ABSOLUTE RETURN STRATEGIES FUND

91	COMMODITIES FUND

93	DYNAMIC STRENGTHENING DOLLAR FUND

95	DYNAMIC WEAKENING DOLLAR FUND

97	HEDGED EQUITY FUND

100	REAL ESTATE FUND

102	SECTOR ROTATION FUND

MONEY MARKET FUND

104	U.S. GOVERNMENT MONEY MARKET FUND

106	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

113	PURCHASING AND REDEEMING SHARES

114	DIVIDENDS, DISTRIBUTIONS, AND TAXES

115	MANAGEMENT OF THE FUNDS

117	FINANCIAL HIGHLIGHTS

124	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

DYNAMIC DOW FUND	INVERSE RUSSELL 2000® FUND	MID-CAP VALUE FUND

DYNAMIC OTC FUND	INVERSE S&P 500 FUND	NOVA FUND

DYNAMIC S&P 500 FUND	LARGE-CAP GROWTH FUND	OTC FUND

INVERSE DYNAMIC DOW FUND	LARGE-CAP VALUE FUND	RUSSELL 2000® ADVANTAGE FUND

INVERSE MID-CAP FUND	MID-CAP ADVANTAGE FUND	SMALL-CAP GROWTH FUND

INVERSE OTC FUND	MID-CAP GROWTH FUND	SMALL-CAP VALUE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Mid-Cap Advantage and Russell 2000® Advantage Funds, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Mid-Cap Advantage and Russell 2000® Advantage Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

5

DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

6

PROSPECTUS

DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.24%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -5.87%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	-3.81%	1.72%
SINCE INCEPTION (05/03/2004)	2.69%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$175	$343	$936	$2,033

7

DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic OTC Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic OTC Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® Index goes down.

8

PROSPECTUS

DYNAMIC OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 35.14%%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -50.46%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	-3.03%	1.90%
SINCE INCEPTION (10/01/2001)	1.09%	9.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
OTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

9

DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic S&P 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

10

PROSPECTUS

DYNAMIC S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.24%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -33.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	DYNAMIC S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (10/01/2001)	4.55%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

11

INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

12

PROSPECTUS

INVERSE DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.04%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -5.10%
(quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	1.63%	1.72%
SINCE INCEPTION (05/03/2004)	-6.16%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

13

INVERSE MID-CAP FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

14

PROSPECTUS

INVERSE MID-CAP FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Mid-Cap Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 0.77%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -3.72%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE MID-CAP FUND	S&P MIDCAP 400 INDEX [2]
PAST ONE YEAR	-8.16%	12.56%
SINCE INCEPTION (05/03/2004)	-11.98%	15.91%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2000

15

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

16

PROSPECTUS

INVERSE OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

	INVERSE OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	1.27%	1.90%
SINCE INCEPTION (05/21/2001)	-2.67%	-4.46%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

17

INVERSE RUSSELL 2000® FUND (FORMERLY, INVERSE SMALL-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000® Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Russell 2000® Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

18

PROSPECTUS

INVERSE RUSSELL 2000® FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Russell 2000® Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.86%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -4.10%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE RUSSELL 2000® FUND	RUSSELL 2000® INDEX [2]
PAST ONE YEAR	-3.07%	4.55%
SINCE INCEPTION (05/03/2004)	-10.58%	12.39%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Russell 2000® Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

19

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

20

PROSPECTUS

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

21

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

22

PROSPECTUS

LARGE-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.36%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.41%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH INDEX [2]	S&P500/CITIGROUP PURE GROWTH INDEX [3]
PAST ONE YEAR	1.77%	3.46%	7.26%
SINCE INCEPTION (05/03/2004)	3.63%	5.56%	11.12%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 Previously the Fund's returns had been compared to the S&P 500/Barra Growth Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$954	$1,864

23

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

24

PROSPECTUS

LARGE-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.00%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.85% (quarter
ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE INDEX[2]	S&P500/CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	4.19%	6.33%	14.31%
SINCE INCEPTION (05/03/2004)	10.01%	12.15%	21.59%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P 500/Barra Value Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

25

MID-CAP ADVANTAGE FUND (FORMERLY, MEDIUS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Mid-Cap Advantage Fund will invest at least 80% of its net assets in mid-cap securities and derivatives thereof. This is a non-fundamental policy that can be changed by the Mid-Cap Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400® Index goes down.

26

PROSPECTUS

MID-CAP ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.41%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -25.33%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP ADVANTAGE FUND	S&P MIDCAP 400 INDEX[2]
PAST ONE YEAR	14.07%	12.56%
SINCE INCEPTION (10/01/2001)	18.17%	15.23%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

27

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

28

PROSPECTUS

MID-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.96%
(quarter ended December 31, 2005) and the
lowest return for a quarter was -.070%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP GROWTH FUND	S&P MIDCAP 400/BARRA GROWTH INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	11.46%	13.42%	12.21%
SINCE INCEPTION (05/03/2004)	12.12%	14.79%	16.21%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Growth Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$854	$1,864

29

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

30

PROSPECTUS

MID-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.76%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -1.22%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	8.32%	11.60%	9.91%
SINCE INCEPTION (05/03/2004)	14.24%	16.96%	17.32%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Value Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$155	$482	$832	$1,819

31

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

32

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

33

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

34

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

35

RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

36

PROSPECTUS

RUSSELL 2000® ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	RUSSELL 2000® ADVANTAGE FUND	RUSSELL 2000®2 INDEX
PAST ONE YEAR	3.91%	4.58%
SINCE INCEPTION (10/01/2001)	14.52%	14.63%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

37

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

38

PROSPECTUS

SMALL-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 6.07%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.17%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	6.20%	8.97%	7.55%
SINCE INCEPTION (05/03/2004)	13.25%	16.17%	16.99%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Growth Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

39

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

40

PROSPECTUS

SMALL-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.69%
(quarter ended June 30, 2005) and the
lowest return for a quarter was -3.12%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	3.64%	6.45%	12.09%
SINCE INCEPTION (05/03/2004)	12.88%	15.49%	20.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Value Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$154	$479	$827	$1,807

41

RYDEX SECTOR FUNDS

BANKING FUND	INTERNET FUND

BASIC MATERIALS FUND	LEISURE FUND

BIOTECHNOLOGY FUND	PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND	RETAILING FUND

ELECTRONICS FUND	TECHNOLOGY FUND

ENERGY FUND	TELECOMMUNICATIONS FUND

ENERGY SERVICES FUND	TRANSPORTATION FUND

FINANCIAL SERVICES FUND	UTILITIES FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

42

PROSPECTUS

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depository Receipts ("ADRs") and U.S. Government securities. Under Securities and Exchange Commission (the "SEC") regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that may affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

43

BANKING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.53%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -13.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BANKING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-2.77%	4.91%
SINCE INCEPTION (05/02/2001)	8.62%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

44

PROSPECTUS

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

45

BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.09%
(quarter ended December 31, 2003) and the
lowest return for a quarter was -23.95%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BASIC MATERIALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	4.04%	4.91%
SINCE INCEPTION (05/02/2001)	7.42%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

46

PROSPECTUS

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

47

BIOTECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.15%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -32.74%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BIOTECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.67%	4.91%
SINCE INCEPTION (05/02/2001)	-3.24%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$174	$540	$930	$2,022

48

PROSPECTUS

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

49

CONSUMER PRODUCTS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.29%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -10.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	CONSUMER PRODUCTS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-0.40%	4.91%
SINCE INCEPTION (05/29/2001)	6.63%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

50

PROSPECTUS

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that may affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

51

ELECTRONICS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.45%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -38.25%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	ELECTRONICS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.87%	4.91%
SINCE INCEPTION (08/03/2001)	-11.33%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,977

52

PROSPECTUS

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

53

ENERGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.22%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -17.97%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending december 31,2005)1

	ENERGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	38.54%	4.91%
SINCE INCEPTION (05/29/2001)	11.46%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

54

PROSPECTUS

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

55

ENERGY SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.76%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -18.84%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	ENERGY SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	48.30%	4.91%
SINCE INCEPTION (05/02/2001)	6.50%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

56

PROSPECTUS

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

57

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

58

PROSPECTUS

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

59

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

60

PROSPECTUS

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that may affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products.

61

INTERNET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.55%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -30.83%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INTERNET FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-1.38%	4.91%
SINCE INCEPTION (05/24/2001)	-8.30%	0.94%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

62

PROSPECTUS

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

63

LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.59%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.30%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LEISURE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-4.87%	4.91%
SINCE INCEPTION (05/22/2001)	-0.43%	0.66%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$164	$508	$876	$1,909

64

PROSPECTUS

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

65

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

During the period shown in the bar chart,
the highest return for a quarter was 31.42%
(quarter ended March 31, 2002) and
the lowest return for a quarter was -20.72%
(quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	PRECIOUS METALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	20.89%	4.91%
PAST FIVE YEARS	19.17%	0.54%
SINCE INCEPTION (05/29/97)	0.78%	6.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

66

PROSPECTUS

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

67

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 19.69%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.72%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	RETAILING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	5.48%	4.91%
SINCE INCEPTION (07/23/2001)	5.31%	2.82%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

68

PROSPECTUS

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

69

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.34%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -26.87%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.11%	4.91%
SINCE INCEPTION (05/02/2001)	-5.64%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,997

70

PROSPECTUS

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

71

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 38.10%
(quarter ended December 31, 2002) and
the lowest return for a quarter was -28.27%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TELECOMMUNICATIONS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	1.16%	4.91%
SINCE INCEPTION (07/27/2001)	-4.10%	2.53%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

72

PROSPECTUS

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

73

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.88%
(quarter ended December 31, 2004) and
the lowest return for a quarter was -17.89%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TRANSPORTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	8.48%	4.91%
SINCE INCEPTION (06/11/2001)	7.43%	1.61%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

74

PROSPECTUS

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

75

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.68%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -22.51%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	UTILITIES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.56%	4.91%
SINCE INCEPTION (05/02/2001)	-4.75%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

76

PROSPECTUS

RYDEX INTERNATIONAL EQUITY FUNDS

EUROPE ADVANTAGE FUND

JAPAN ADVANTAGE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each International Equity Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each International Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

GEOGRAPHIC CONCENTRATION RISK – Because a significant portion of the assets of the Europe Advantage Fund and Japan Advantage Fund are invested in a specific geographical region, the value of their investments and the net asset value of the Funds could decline more dramatically as a result of adverse events affecting those regions.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Europe Advantage and Japan Advantage Funds seek to track their respective benchmarks over time, but are subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

The price of each Fund is calculated at the close of the U.S. markets using fair value prices. Due to the difference in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Funds, on a daily basis, are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for these Funds may be higher than other Rydex Funds.

77

EUROPE ADVANTAGE FUND (FORMERLY, LARGE-CAP EUROPE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 IndexSM (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Europe Advantage Fund will invest at least 80% of its net assets in equity securities of European issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Europe Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Europe Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN EUROPE. – Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 IndexSM to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 IndexSM goes down.

78

PROSPECTUS

EUROPE ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Europe Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.39%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -28.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	EUROPE ADVANTAGE	DOW JONES STOXX 50 INDEX[2]
PAST ONE YEAR	6.36%	24.17%
SINCE INCEPTION (10/01/2001)	8.58%	3.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones Stoxx 50 Index. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by Rydex Variable Trust.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Europe Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

79

JAPAN ADVANTAGE FUND (FORMERLY, LARGE-CAP JAPAN FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Japan Advantage Fund will invest at least 80% of its net assets in equity securities of Japanese issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Japan Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Japan Advantage Fund is subject to a number of other risks that will affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN – Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

80

PROSPECTUS

JAPAN ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Japan Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 24.29%
(quarter ended September 30, 2003) and the
lowest return for a quarter was -17.53%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	JAPAN ADVANTAGE FUND	TOPIX 100 INDEX[2]
PAST ONE YEAR	20.35%	40.07%
SINCE INCEPTION (10/01/2001)	7.17%	8.98%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Japan Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

81

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each of the Funds is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

82

PROSPECTUS

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities.The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

83

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

84

PROSPECTUS

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

85

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

86

PROSPECTUS

RYDEX ALTERNATIVE FUNDS

ABSOLUTE RETURN STRATEGIES FUND	HEDGED EQUITY FUND

COMMODITIES FUND	REAL ESTATE FUND

DYNAMIC STRENGTHENING DOLLAR FUND	SECTOR ROTATION FUND

DYNAMIC WEAKENING DOLLAR FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Alternative Fund has its own unique investment objective. The investment objective of each Alternative Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

87

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

DIRECTIONAL POSITIONS		NON-DIRECTIONAL POSITIONS (MARKET NEUTRAL INVESTMENT STRATEGIES)
• Equities	- a portfolio consisting of a basket of stocks or index futures	• Market Neutral Value	- an equity portfolio consisting of value stocks and short positions in non-value stocks

• Fixed Income	- a portfolio consisting of U.S. Government securities or bond futures	• Market Neutral Growth	- an equity portfolio consisting of growth stocks and short positions in non-growth stocks

• Commodities	- a portfolio consisting of instruments with commodity exposure	• Market Neutral Momentum	- an equity portfolio consisting of stocks that exhibit strong price momentum and short positions in stocks that exhibit weak price momentum

• Currencies	- a portfolio consisting of a basket of foreign currencies	• Market Neutral Capitalization	- an equity portfolio consisting of small-cap stocks and short positions in large-cap stocks

• Covered Call Options	- a portfolio of short call options which are fully covered by holdings of the underlying security	• Merger Arbitrage Spreads	- an equity portfolio consisting of acquired stocks and short positions in acquiring stocks

• Long Options	- a portfolio of call or put options	• Duration Neutral Term Spreads	- a bond portfolio consisting of 10-year U.S. Government securities and short positions in 2-year U.S. Government securities

		• Duration Neutral Default Spreads	- a bond portfolio consisting of corporate bonds and short positions in U.S. Government securities of a similar duration

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Absolute Return Strategies Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

88

PROSPECTUS

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

HIGH YIELD RISK – The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

89

ABSOLUTE RETURN STRATEGIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Absolute Return Strategies Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees paid directly from your investment)
REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a percentage of amount redeemed)*	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.20%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES**
SHORT DIVIDEND EXPENSES	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.45%

* The Fund will charge shareholders a redemption fee when they redeem shares held for less than thirty days. For more information, see "Frequent Purchases and Redemptions of Fund Shares."
** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.20%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Absolute Return Strategies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$152	$473	$816	$1,784

90

PROSPECTUS

COMMODITIES FUND

FUND OBJECTIVE

The Commodities Fund seeks long-term capital appreciation through investment in commodity-linked instruments.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Fund seeks 100% (but at all times at least 80%) exposure to the performance of the commodities markets. This is a non-fundamental policy that can be changed by the Commodities Fund upon 60 days' prior notice to shareholders. The Fund will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Commodities Fund is subject to a number of other risks that may affect the value of its shares, including:

COMMODITY RISK – The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ENERGY SECTOR CONCENTRATION RISK – The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

COUNTERPARTY CREDIT RISK – Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

91

PERFORMANCE

The Commodities Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.89%
CONTRACTUAL FEE WAIVER*	(0.35)%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.29%

* The Adviser has contractually agreed to waive fees until at least May 1, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Commodities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$135	$421	$728	$1,600

92

PROSPECTUS

DYNAMIC STRENGTHENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Strengthening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Strengthening Dollar Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Strengthening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Strengthening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Strengthening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the foreign currencies will appreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes down.

93

PERFORMANCE

The Dynamic Strengthening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.88%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Strengthening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$187	$578	$995	$2,156

94

PROSPECTUS

DYNAMIC WEAKENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Weakening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Weakening Dollar Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Weakening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Weakening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Weakening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the U.S. Dollar will appreciate in value relative to foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes up.

95

PERFORMANCE

The Dynamic Weakening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.86%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.76%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Weakening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$185	$572	$984	$2,133

96

PROSPECTUS

HEDGED EQUITY FUND

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by long/short hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

DIRECTIONAL POSITIONS		NON-DIRECTIONAL POSITIONS (MARKET NEUTRAL INVESTMENT STRATEGIES)
• Equities	- a portfolio consisting of a basket of stocks or index futures	• Market Neutral Value	- an equity portfolio consisting of value stocks and short positions in non-value stocks

• Covered Call Options	- a portfolio of short call options which are fully covered by holdings of the underlying security	• Market Neutral Growth	- an equity portfolio consisting of growth stocks and short positions in non-growth stocks

• Long Options	- a portfolio of call or put options	• Market Neutral Momentum	- an equity portfolio consisting of stocks that exhibit strong price momentum and short positions in stocks that exhibit weak price momentum

		• Market Neutral Capitalization	- an equity portfolio consisting of small-cap stocks and short positions in large-cap stocks

		• Merger Arbitrage Spreads	- an equity portfolio consisting of acquired stocks and short positions in acquiring stocks

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Hedged Equity Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

97

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

98

PROSPECTUS

PERFORMANCE

The Hedged Equity Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a percentage of amount redeemed)*	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	1.15%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES**
SHORT DIVIDEND EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.96%

* The Fund will charge shareholders a redemption fee when they redeem shares held for less than thirty days. For more information, see "Frequent Purchases and Redemptions of Fund Shares."
** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.15%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Hedged Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$206	$636	$1,081	$2,353

99

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which also include master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Real Estate Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area,or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

100

PROSPECTUS

REAL ESTATE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.32%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -9.37%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	REAL ESTAE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	7.15%	4.91%
SINCE INCEPTION (10/01/2001)	15.75%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

101

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Sector Rotation Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

102

PROSPECTUS

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

103

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK– Interest rate risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK– The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

104

PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 1.36%
(quarter ended December 31, 2000) and the
lowest return for a quarter was 0.00%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

December 31, 2002) and the lowest return for a quarter was -28.27% (quarter ended June 30, 2002).

	U.S. GOVERNMENT MONEY MARKET FUND	90 DAY TREASURY COMPOSITE INDEX [2]
PAST ONE YEAR	2.00%	3.08%
PAST FIVE YEARS	1.09%	2.34%
SINCE INCEPTION (05/07/97)	2.27%	3.65%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

Yield – Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$123	$383	$662	$1,459

105

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DYNAMIC DOW FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

DYNAMIC OTC FUND	200% OF THE PERFORMANCE OF THE NASDAQ 500® INDEX

DYNAMIC S&P 500 FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DYNAMIC DOW FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE OTC FUND	INVERSE (OPPOSITE) OF THE NASDAQ 100 INDEX®

INVERSE RUSSELL 2000® FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH® INDEX

LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE® INDEX

MID-CAP ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400 BARRA GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

RUSSELL 2000® ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH® INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE® INDEX

EUROPE ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50SM INDEX

JAPAN ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

DYNAMIC STRENGTHENING DOLLAR FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

DYNAMIC WEAKENING DOLLAR FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400® INDEX. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 30, 2005, the S&P MidCap 400 Index included companies with a capitalization range of $409 million to $14.6 million.

DOW JONES STOXX 50SM INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 30, 2005, the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of $28.7 billion to $219.8 billion.

106

PROSPECTUS

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 30, 2005, the Topix 100 Index included companies with a capitalization range of $5 billion to $187 billion.

RUSSELL 2000 INDEX®. The Russell 2000 Index® is composed of the 2,000 smallest companies in the Russell 3000 Index®, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index® is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 30, 2005, the Russell 2000 Index® included companies with a capitalization range of $26 million to $4.4 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $806 million to $245.5 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.4 billion to $278 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $409 million to $5.8 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $711 million to $14 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $76 million to $2.7 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $150 million to $4.2 billion.

THE DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

THE U.S. DOLLAR INDEX®. The U.S. Dollar Index (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

107

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund and Multi-Cap Core Equity Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, Mid-Cap Advantage, Russell 2000® Advantage, Europe Advantage, Japan Advantage, Dynamic S&P 500, Dynamic OTC, Dynamic Dow, Inverse Dynamic Dow, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow and Dynamic Weakening Dollar Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR, REAL ESTATE AND COMMODITIES FUNDS. In managing the Sector, Real Estate, and Commodities Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is commonly referred to as market risk. To better understand this concept, the Advisor offers an expanded definition: Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. In this context, the Advisor considers exposure to both directional positions (e.g., equities and fixed income) and non-directional positions (e.g., value and corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their

108

PROSPECTUS

exposure to them, in aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Absolute Return Strategies Fund and Hedged Equity Fund employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, e.g., the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have a short exposure to directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following directional positions:

• An Equities position involves investment in a basket of stocks or index futures.

• A Fixed Income position involves investment in a basket of U.S. Government securities or bond futures.

• A Commodities position involves investment in commodity indices.

• A Currencies position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

• A Covered Call Options position involves investment in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to non-directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have short exposure to non-directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investment in a basket of stocks that exhibit traditional value characteristics and sells short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investment in a basket of stocks that exhibit traditional growth characteristics and sells short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investment in a basket of stocks that exhibit strong price momentum and sells short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investment in a basket of small-capitalization stocks and sells short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Merger Arbitrage Spreads position involves investment in a basket of stocks that are being acquired and sells short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investment in long 10-year U.S. government securities and sells short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investment in a basket of corporate bonds and sells short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

109

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Commodities, and U.S. Government Money Market Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds except U.S. Government Money Market Fund) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income and Absolute Return Strategies Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (International Equity, Sector Rotation, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies, and Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (International Equity, Sector Rotation, Absolute Return Strategies, and Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (All Funds except U.S. Government Money Market Fund) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call

110

PROSPECTUS

option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC, Inverse OTC, Dynamic OTC, Dynamic S&P 500, Dynamic Dow, Inverse Dynamic Dow, Commodities, Real Estate and Sector Funds) – With the exception of the Sector, Commodities, and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Inverse OTC, and Dynamic OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Sector, Commodities and Real Estate Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds except U.S. Government Money Market Fund) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Absolute Return Strategies, Hedged Equity, and Sector Rotation Funds) – Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) – Tracking error risk refers to the risk that the Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (All Funds except U.S. Government Money Market Fund) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies, Hedged Equity, and Sector Rotation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security

111

was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Mid-Cap Advantage, Russell 2000® Advantage, Sector Rotation, Mid-Cap Value, Inverse Mid-Cap, Inverse Russell 2000®, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Absolute Return Strategies, Hedged Equity, Commodities, Real Estate and Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity, International Equity, Absolute Return Strategies, Hedged Equity, Commodities, Dynamic Strengthening Dollar, Dynamic Weakening Dollar and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Absolute Return Strategies Fund may also enter into credit default swaps. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK (Commodities Fund) – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

  INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Commodities Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the GSCI. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

  The values of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

TAX RISK (Commodities Fund) – As noted above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Rev. Rul. 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

112

PROSPECTUS

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information."

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Sector Funds, Real Estate Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Absolute Return Strategies, Hedged Equity, Commodities and Sector Rotation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Absolute Return Strategies, Hedged Equity, and Sector Rotation Funds.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus. Currently, the Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. With respect to the Sector Rotation Fund, the Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. With respect to the Absolute Return Strategies Fund and Hedged Equity Fund, the Board of Trustees has also approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within thirty (30) days of buying them (either by purchase or exchange) subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Funds.

113

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, except the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). For the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE.

Each insurance company may have different rules about the timing and processing of transaction orders. As a result, transactions at the morning NAV, for the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, may not be available through each insurance company. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Europe Advantage and Japan Advantage Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The Europe Advantage and Japan Advantage Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe Advantage and Japan Advantage Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe Advantage and Japan Advantage Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond Advantage Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

114

PROSPECTUS

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
DYNAMIC DOW	.90%
DYNAMIC OTC	.90%
DYNAMIC S&P 500.90%
INVERSE DYNAMIC DOW	.90%
INVERSE MID-CAP	.90%
INVERSE OTC	.90%
INVERSE RUSSELL 2000®	.90%
INVERSE S&P 500.90%
LARGE-CAP GROWTH	.75%
LARGE-CAP VALUE	.75%
MID-CAP ADVANTAGE	.90%
MID-CAP GROWTH	.75%
MID-CAP VALUE	.75%
NOVA	.75%
OTC	.75%
RUSSELL 2000® ADVANTAGE	.90%
SMALL-CAP GROWTH	.75%
SMALL-CAP VALUE	.75%
SECTOR FUNDS (EXCEPT PRECIOUS METALS AND COMMODITIES)	.85%
PRECIOUS METALS	.75%
EUROPE ADVANTAGE	.90%
JAPAN ADVANTAGE	.90%
GOVERNMENT LONG BOND ADVANTAGE	.50%
INVERSE GOVERNMENT LONG BOND	.90%
ABSOLUTE RETURN STRATEGIES	1.15%
COMMODITIES	.75%
DYNAMIC STRENGTHENING DOLLAR	.90%
DYNAMIC WEAKENING DOLLAR	.90%
HEDGED EQUITY	1.15%
REAL ESTATE	.85%
SECTOR ROTATION	.90%
U.S. GOVERNMENT MONEY MARKET	.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

115

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

116

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)
December 31, 2001*	25.00	.03	4.45	4.48	—	—	—	—
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)
December 31, 2002	29.87	(.09)	(13.65)	(13.74)	—	(.04)	—	(.04)
December 31, 2001*	25.00	(.25)	5.12	4.87	—	—	—	—
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)
December 31, 2002	38.97	(.13)	(26.94)	(27.07)	—	—	—	—
December 31, 2001*	25.00	(.59)	14.56	13.97	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	$.30	$8.56	3.97%	1.53%	1.53%	0.60%		381%	$132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	1.46%	0.41%		654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	1.54%	0.09%		729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	1.72%	(0.14)%		570%	34,017
December 31, 2001	(5.21)	8.67	(23.58)%	1.45%	1.45%	2.61%		—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	(.04)	5.15	(0.77)%	1.77%	1.70%	1.46%		—	32,505
December 31, 2004	(.58)	5.19	(10.05)%	1.62%	1.62%	(0.28)%		—	19,076
December 31, 2003	(1.80)	5.77	(23.78)%	1.67%	1.67%	(0.59)%		—	17,822
December 31, 2002	1.28	7.57	21.64%	1.79%	1.79%	(0.24)%		—	36,195
December 31, 2001	.20	6.29	14.99%	1.89%	1.89%	1.85%		—	18,997
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%		294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%		418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%		482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%		183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%		139%	164,619
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	.27	21.51	1.27%	1.70%	1.63%	1.49%		—	19,648
December 31, 2004	(2.85)	21.24	(11.83)%	1.70%	1.64%	(0.35)%		—	23,928
December 31, 2003	(14.95)	24.09	(37.37)%	1.68%	1.68%	(0.73)%		—	34,563
December 31, 2002	9.56	39.04	33.85%	1.77%	1.77%	(0.49)%		—	24,229
December 31, 2001*	4.48	29.48	17.92%	2.23%**	2.23%**	0.10	%**	—	5,955
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	(1.46)	18.37	3.38%	1.65%	1.65%	0.55%		585%	25,397
December 31, 2004	(1.76)	19.83	16.90%	1.65%	1.65%	0.09%		974%	29,053
December 31, 2003	5.50	21.59	54.94%	1.69%	1.69%	(0.55)%		1,085%	30,428
December 31, 2002	(13.78)	16.09	(46.00)%	1.74%	1.74%	(0.49)%		—	2,122
December 31, 2001*	4.87	29.87	19.48%	2.22%**	2.22%**	(1.11	)%**	—	311
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	(.70)	22.39	(3.03)%	1.65%	1.65%	(0.42)%		343%	44,313
December 31, 2004	1.36	23.09	14.21%	1.65%	1.65%	(0.29)%		662%	57,599
December 31, 2003	9.83	21.73	98.63%	1.71%	1.71%	(1.10)%		959%	40,632
December 31, 2002	(27.07)	11.90	(69.46)%	1.77%	1.77%	(0.79)%		—	3,346
December 31, 2001*	13.97	38.97	55.88%	2.34%**	2.34%**	(1.77	)%**	—	477

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

117

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	$26.50	$(.02)	$3.75	$3.73	$—	$(.08)	$(.08)	$3.65
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97
December 31, 2002	31.21	(.12)	(7.18)	(7.30)	—	(6.14)	(6.14)	(13.44)
December 31, 2001*	25.00	(.20)	6.88	6.68	—	(.47)	(.47)	6.21
Inverse Mid-Cap Fund
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)
December 31, 2001*	25.00	(.31)	7.56	7.25	—	(.34)	(.34)	6.91
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64
December 31, 2001	11.80	.37	(.36)	.01	(.37)	—	(.37)	(.36)
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)	1.22
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)	(.25)
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)	3.35
December 31, 2002	28.01	(.09)	(7.84)	(7.93)	(.01)	(.55)	(.56)	(8.49)
December 31, 2001*	25.00	(.16)	3.17	3.01	—	—	—	3.01
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—	5.65
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—	2.60
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—	6.88
December 31, 2002	21.91	(.08)	(3.46)	(3.54)	—	(.08)	(.08)	(3.62)
December 31, 2001*	25.00	(.16)	(2.93)	(3.09)	—	—	—	(3.09)

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	$30.15	14.07%	1.65%	1.65%	1.65%	(0.05)%		573%	$51,197
December 31, 2004	26.50	22.14%	1.64%	1.64%	1.64%	(0.37)%		866%	34,162
December 31, 2003	24.74	52.43%	1.70%	1.70%	1.70%	(0.54)%		1,665%	18,544
December 31, 2002	17.77	(24.44)%	1.75%	1.75%	1.75%	(0.49)%		4,320%	6,707
December 31, 2001*	31.21	26.67%	2.27%**	2.27%**	2.27%**	(0.87	)%**	3,707%	754
Inverse Mid-Cap Fund
December 31, 2005	39.15	(8.16)%	1.64%	1.64%	1.64%	1.65%		—	2,846
December 31, 2004*	44.03	(11.94)%	1.62%**	1.62%**	1.62%**	(0.17	)%**	—	1,319
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	34.14	3.91%	1.63%	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	20.11	(35.45)%	1.74%	1.74%	1.74%	(0.70)%		1,940%	12,947
December 31, 2001*	31.91	28.97%	2.26%**	2.26%**	2.26%**	(0.96	)%**	848%	8,524
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	40.60	(3.07)%	1.63%	1.63%	1.63%	1.49%		—	11,850
December 31, 2004*	42.83	(14.34)%	1.65%**	1.65%**	1.65%**	(0.29	)%**	—	4,344
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	12.38	7.71%	1.18%	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	11.88	8.42%	1.21%	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	11.67	(0.64)%	1.23%	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	13.08	18.62%	1.24%	1.24%	1.24%	3.65%		1,239%	25,190
December 31, 2001	11.44	0.08%	2.37%	2.01%	2.01%	3.22%		1,247%	4,521
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	20.80	(5.24)%	5.11%	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	21.95	(10.67)%	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	23.84	6.36%	1.63%	1.63%	1.63%	0.94%		399%	25,954
December 31, 2004	22.62	16.15%	1.64%	1.64%	1.64%	(0.23)%		—	54,994
December 31, 2003	22.87	43.08%	1.70%	1.70%	1.70%	(0.75)%		—	38,443
December 31, 2002	19.52	(28.35)%	1.78%	1.78%	1.78%	(0.41)%		—	3,082
December 31, 2001*	28.01	12.04%	2.17%**	2.17%**	2.17%**	(0.55	)%**	—	1,322
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	33.42	20.35%	1.70%	1.70%	1.70%	1.72%		—	55,219
December 31, 2004	27.77	10.33%	1.63%	1.63%	1.63%	(0.50)%		—	14,228
December 31, 2003	25.17	37.62%	1.69%	1.69%	1.69%	(0.75)%		—	11,541
December 31, 2002	18.29	(16.20)%	1.80%	1.80%	1.80%	(0.38)%		—	3,590
December 31, 2001*	21.91	(12.36)%	2.23%**	2.23%**	2.23%**	(0.62	)%**	—	643

  *  Since the commencement of operations: October 1, 2001—Medius Fund, Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund; May 1, 2003—Juno Fund; May 3, 2004—Inverse Mid-Cap Fund and Inverse Small-Cap Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

118

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions		Net Increase (Decrease) in Net Asset Value
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$25.89	$.24		$(1.25)	$(1.01)	$(.17)		$(1.61)	$(1.78)		$(2.79)
December 31, 2004*	25.00	.14		2.03	2.17	(1.16)		(.12)	(1.28)		.89
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.22	.74		(.06)	.68	(.70)		—	(.70)		(.02)
December 31, 2004*	50.00	(.03)		(5.71)	(5.74)	—		(1.04)	(1.04)		(6.78)
Small-Cap Value Fund
December 31, 2005	28.84	(.05)		1.13	1.08	—		(4.25)	(4.25)		(3.17)
December 31, 2004*	25.00	.01		4.50	4.51	(.01)		(.66)	(.67)		3.84
Mid-Cap Value Fund
December 31, 2005	27.08	.07		2.28	2.35	(.20)		(9.96)	(10.16)		(7.81)
December 31, 2004*	25.00	—		3.80	3.80	(—	)§	(1.72)	(1.72)		2.08
Large-Cap Value Fund
December 31, 2005	27.68	.21		.95	1.16	(.15)		(.79)	(.94)		.22
December 31, 2004*	25.00	.12		3.00	3.12	(.11)		(.33)	(.44)		2.68
Small-Cap Growth Fund
December 31, 2005	28.55	(.21)		2.00	1.79	—		(1.70)	(1.70)		.09
December 31, 2004*	25.00	(.17)		4.12	3.95	—		(.40)	(.40)		3.55
Mid-Cap Growth Fund
December 31, 2005	27.13	(.20)		3.31	3.11	—		—	—		3.11
December 31, 2004*	25.00	(.13)		2.26	2.13	—		—	—		2.13
Large-Cap Growth Fund
December 31, 2005	25.75	(.01)		.47	.46	(.02)		(.50)	(.52)		(.06)
December 31, 2004*	25.00	.36		.71	1.07	(.15)		(.17)	(.32)		.75
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	25.00	.14		.65	.79	(.17)		—	(.17)		.62
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	25.00	.15		(.78)	(.63)	(.06)		—	(.06)		(.69)
Sector Rotation Fund
December 31, 2005	11.16	(.02)		1.54	1.52	—		—	—		1.52
December 31, 2004	10.08	(.05)		1.13	1.08	—		—	—		1.08
December 31, 2003	7.76	(.07)		2.39	2.32	—		—	—		2.32
December 31, 2002*	10.00	(.01)		(2.23)	(2.24)	—		—	—		(2.24)
U.S. Government Money Market Fund
December 31, 2005	1.00	.02		—	.02	(.02)		—	(.02)		—
December 31, 2004	1.00	—	§§§§	—	—	(—	)§§§§	—	(—	)§§§§	—
December 31, 2003	1.00	—	§§§	—	—	(—	)§§§	—	(—	)§§§	—
December 31, 2002	1.00	—	§§	—	—	(—	)§§	—	(—	)§§	—
December 31, 2001	1.00	.03		—	.03	(.03)		—	(.03)		—

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$23.10	(3.81)%	1.67%	1.67%	1.03%		666%	$12,920
December 31, 2004*	25.89	8.65%	1.63%**	1.63%**	0.91	%**	907%	10,419
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.20	1.63%	1.65%	1.65%	1.67%		—	7,257
December 31, 2004*	43.22	(11.47)%	1.62%**	1.62%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2005	25.67	3.64%	1.47%	1.47%	(0.16)%		825%	19,035
December 31, 2004*	28.84	18.03%	1.46%**	1.46%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2005	19.27	8.32%	1.48%	1.48%	0.26%		1,133%	14,232
December 31, 2004*	27.08	15.20%	1.48%**	1.48%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2005	27.90	4.19%	1.50%	1.50%	0.77%		493%	24,547
December 31, 2004*	27.68	12.49%	1.45%**	1.45%**	0.69	%**	983%	11,144
Small-Cap Growth Fund
December 31, 2005	28.64	6.20%	1.50%	1.50%	(0.72)%		737%	24,308
December 31, 2004*	28.55	15.82%	1.46%**	1.46%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2005	30.24	11.46%	1.52%	1.52%	(0.70)%		1,178%	53,035
December 31, 2004*	27.13	8.52%	1.46%**	1.46%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2005	25.69	1.77%	1.52%	1.52%	(0.03)%		1,111%	22,538
December 31, 2004*	25.75	4.26%	1.46%**	1.46%**	2.12	%**	1,087%	20,012
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	25.62	3.16%	1.78%**	1.78%**	2.11	%**	—	1,250
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	24.31	(2.53)%	1.76%**	1.76%**	2.28	%**	—	2,954
Sector Rotation Fund
December 31, 2005	12.68	13.62%	1.70%	1.70%	(0.20)%		281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	(0.52)%		333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	(0.78)%		401%	20,594
December 31, 2002*	7.76	(22.40)%	1.69%**	1.69%**	(0.16	)%**	357%	6,669
U.S. Government Money Market Fund
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%		—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%		—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%		—	232,493
December 31, 2002	1.00	0.47%	1.23%	1.23%	0.44%		—	258,953
December 31, 2001	1.00	2.77%	1.19%	1.19%	2.48%		—	96,515

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund; May 3, 2004—Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund and Large-Cap Growth Fund; September 30, 2005—Strengthening Dollar Fund and Weakening Dollar Fund.

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

119

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Banking Fund
December 31, 2005	$36.29	$.44	$(1.52)	$(1.08)	$(.49)	$(5.03)	$(5.52)
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)
December 31, 2002	25.21	.28	(.47)	(.19)	(.07)	—	(.07)
December 31, 2001*	25.00	.45	(.24)	.21	—	—	—
Basic Materials Fund
December 31, 2005	32.66	.12	.80	0.92	(.13)	(5.58)	(5.71)
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)
December 31, 2002	24.21	.09	(3.17)	(3.08)	(.06)	—	(.06)
December 31, 2001*	25.00	.22	(1.01)	(.79)	—	—	—
Biotechnology Fund
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—
December 31, 2004	19.10	(.29)	.50	.21	—	—	—
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—
December 31, 2002	24.67	(.28)	(10.91)	(11.19)	—	(.04)	(.04)
December 31, 2001*	25.00	(.55)	.22	(.33)	—	—	—
Commodities Fund
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)
Consumer Products Fund
December 31, 2005	32.95	.14	(.26)	(0.12)	(.17)	(1.03)	(1.20)
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)
December 31, 2002	25.32	.04	(.95)	(.91)	(.01)	(.04)	(.05)
December 31, 2001*	25.00	.05	.27	.32	—	—	—
Electronics Fund
December 31, 2005	13.17	(.16)	.67	.51	—	—	—
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—
December 31, 2002	20.64	(.24)	(9.67)	(9.91)	—	(.79)	(.79)
December 31, 2001*	25.00	(.43)	(3.93)	(4.36)	—	—	—
Energy Fund
December 31, 2005	29.68	—	11.44	11.44	(.01)	(1.91)	(1.92)
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)
December 31, 2003	18.25	.01	4.19	4.20	—	—	—
December 31, 2002	21.10	(.02)	(2.83)	(2.85)	—	—	—
December 31, 2001*	25.00	(.11)	(3.79)	(3.90)	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2005	$(6.60)	$29.69	(2.77)%	1.58%	1.34%		532%	$14,580
December 31, 2004	3.79	36.29	14.74%	1.59%	1.02%		884%	21,920
December 31, 2003	7.55	32.50	31.74%	1.65%	1.24%		1,268%	17,115
December 31, 2002	(.26)	24.95	(0.78)%	1.67%	1.10%		1,813%	5,008
December 31, 2001*	.21	25.21	0.84%	1.99%**	1.80	%**	605%	630
Basic Materials Fund
December 31, 2005	(4.79)	27.87	4.04%	1.57%	0.41%		364%	28,317
December 31, 2004	4.97	32.66	20.83%	1.59%	0.30%		725%	46,162
December 31, 2003	6.62	27.69	31.46%	1.67%	0.17%		1,175%	44,561
December 31, 2002	(3.14)	21.07	(12.75)%	1.75%	0.38%		1,848%	901
December 31, 2001*	(.79)	24.21	(3.16)%	1.95%**	0.85	%**	929%	929
Biotechnology Fund
December 31, 2005	2.06	21.37	10.67%	1.66%	(1.59)%		652%	36,086
December 31, 2004	.21	19.31	1.10%	1.59%	(1.51)%		1,169%	6,588
December 31, 2003	5.66	19.10	42.11%	1.64%	(1.61)%		1,475%	12,557
December 31, 2002	(11.23)	13.44	(45.35)%	1.79%	(1.76)%		3,483%	3,575
December 31, 2001*	(.33)	24.67	(1.32)%	2.27%**	(2.24	)%**	720%	1,959
Commodities Fund
December 31, 2005*	(2.90)	22.10	(11.34)%	1.64%**	2.41	%**	—	28,187
Consumer Products Fund
December 31, 2005	(1.32)	31.63	(0.40)%	1.58%	0.42%		357%	22,177
December 31, 2004	3.56	32.95	13.30%	1.59%	0.36%		730%	24,433
December 31, 2003	5.03	29.39	21.86%	1.63%	0.12%		936%	8,818
December 31, 2002	(.96)	24.36	(3.61)%	1.72%	0.18%		985%	6,153
December 31, 2001*	0.32	25.32	1.28%	2.07%**	0.19	%**	285%	1,305
Electronics Fund
December 31, 2005	.51	13.68	3.87%	1.62%	(1.24)%		1,136%	8,306
December 31, 2004	(3.71)	13.17	(21.98)%	1.59%	(1.34)%		1,325%	12,289
December 31, 2003	6.94	16.88	69.82%	1.65%	(1.51)%		1,264%	27,918
December 31, 2002	(10.70)	9.94	(48.21)%	1.84%	(1.63)%		2,685%	4,384
December 31, 2001*	(4.36)	20.64	(17.44)%	2.36%**	(2.13	)%**	466%	1,423
Energy Fund
December 31, 2005	9.52	39.20	38.54%	1.59%	(0.01)%		351%	83,437
December 31, 2004	7.23	29.68	32.27%	1.58%	0.04%		542%	60,501
December 31, 2003	4.20	22.45	23.01%	1.66%	0.04%		1,225%	31,832
December 31, 2002	(2.85)	18.25	(13.51)%	1.72%	(0.13)%		1,341%	5,834
December 31, 2001*	(3.90)	21.10	(15.60)%	2.05%**	(0.50	)%**	478%	2,177

  *  Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund and Biotechnology Fund; May 29, 2001—Consumer Products Fund and Energy Fund; August 3, 2001—Electronics Fund; September 30, 2005—Commodities Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00170.

120

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Energy Services Fund
December 31, 2005	$20.85	$(.30)	$10.37	$10.07	$—	$—	$—
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—
December 31, 2002	17.74	(.17)	(2.08)	(2.25)	—	(1.11)	(1.11)
December 31, 2001*	25.00	(.24)	(7.02)	(7.26)	—	—	—
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—
Health Care Fund
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—
Internet Fund
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—
December 31, 2002	15.76	(.17)	(6.66)	(6.83)	—	—	—
December 31, 2001*	25.00	(.37)	(8.87)	(9.24)	—	—	—
Leisure Fund
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—
December 31, 2002	18.09	(.18)	(2.49)	(2.67)	—	—	—
December 31, 2001*	25.00	(.30)	(6.61)	(6.91)	—	—	—
Precious Metals Fund
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—
December 31, 2002	4.87	(.02)	2.24	2.22	—	—	—
December 31, 2001	4.31	(.04)	.60	.56	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2005	$10.07	$30.92	48.30%	1.61%	(1.17)%		317%	$79,722
December 31, 2004	5.26	20.85	33.74%	1.58%	(1.19)%		808%	29,316
December 31, 2003	1.21	15.59	8.41%	1.65%	(1.13)%		2,691%	7,754
December 31, 2002	(3.36)	14.38	(12.07)%	1.71%	(1.00)%		2,159%	4,427
December 31, 2001*	(7.26)	17.74	(29.04)%	2.06%**	(1.26	)%**	3,182%	1,551
Financial Services Fund
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%		549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%		762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%		2,039%	15,581
December 31, 2002	(3.71)	20.19	(15.10)%	1.85%	0.41%		1,727%	2,748
December 31, 2001*	(1.10)	23.90	(4.40)%	2.19%**	(0.11	)%**	315%	2,607
Health Care Fund
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%		330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%		629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	(5.11)	18.71	(21.31)%	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	(1.18)	23.82	(4.72)%	2.23%**	(1.33	)%**	757%	951
Internet Fund
December 31, 2005	(2.27)	14.74	(1.38)%	1.61%	(1.36)%		676%	20,959
December 31, 2004	2.33	17.01	15.87%	1.58%	(1.49)%		693%	36,922
December 31, 2003	5.75	14.68	64.39%	1.65%	(1.59)%		957%	25,101
December 31, 2002	(6.83)	8.93	(43.34)%	1.75%	(1.69)%		3,041%	3,703
December 31, 2001*	(9.24)	15.76	(36.96)%	2.33%**	(2.29	)%**	2,341%	891
Leisure Fund
December 31, 2005	(3.43)	21.96	(4.87)%	1.56%	(0.79)%		369%	13,961
December 31, 2004	4.59	25.39	23.86%	1.58%	(0.74)%		663%	51,755
December 31, 2003	5.38	20.80	34.89%	1.65%	(0.41)%		1,353%	30,016
December 31, 2002	(2.67)	15.42	(14.76)%	1.74%	(0.98)%		1,976%	2,015
December 31, 2001*	(6.91)	18.09	(27.64)%	1.98%**	(1.49	)%**	269%	804
Precious Metals Fund
December 31, 2005	1.79	10.36	20.89%	1.57%	(0.24)%		308%	68,241
December 31, 2004	(1.42)	8.57	(14.21)%	1.46%	(0.54)%		519%	35,043
December 31, 2003	2.90	9.99	40.90%	1.54%	(0.38)%		658%	44,606
December 31, 2002	2.22	7.09	45.59%	1.67%	(0.29)%		1,001%	38,839
December 31, 2001	.56	4.87	12.99%	2.18%	(0.79)%		957%	875

  *  Since the commencement of operations: May 2, 2001—Energy Services Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

121

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Real Estate Fund
December 31, 2005	$38.02	$.71	$2.01	$2.72	$(.44)	$—	$(.44)
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)
December 31, 2002	25.77	1.97	(2.26)	(.29)	(.48)	(.04)	(.52)
December 31, 2001*	25.00	1.44	(.42)	1.02	(.25)	—	(.25)
Retailing Fund
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)
December 31, 2002	25.65	(.27)	(5.30)	(5.57)	—	(.79)	(.79)
December 31, 2001*	25.00	(.38)	1.03	.65	—	—	—
Technology Fund
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
December 31, 2002	18.61	(.18)	(7.15)	(7.33)	—	(1.36)	(1.36)
December 31, 2001*	25.00	(.39)	(6.00)	(6.39)	—	—	—
Telecommunications Fund
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§
December 31, 2002	22.56	(.05)	(8.88)	(8.93)	—	—	—
December 31, 2001*	25.00	(.36)	(2.08)	(2.44)	—	—	—
Transportation Fund
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—
December 31, 2002	24.40	(.14)	(2.71)	(2.85)	—	—	—
December 31, 2001*	25.00	(.20)	(.40)	(.60)	—	—	—
Utilities Fund
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)
December 31, 2002	18.23	.33	(6.31)	(5.98)	(.01)	—	(.01)
December 31, 2001*	25.00	.33	(7.10)	(6.77)	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Real Estate Fund
December 31, 2005	$2.28	$40.30	7.15%	1.59%	1.84%		774%	$29,074
December 31, 2004	7.77	38.02	29.54%	1.59%	3.06%		1,139%	26,915
December 31, 2003	5.29	30.25	30.31%	1.64%	3.26%		1,478%	12,183
December 31, 2002	(.81)	24.96	(1.12)%	1.68%	7.60%		1,927%	1,902
December 31, 2001*	.77	25.77	4.09%	2.31%**	5.75	%**	17%	162
Retailing Fund
December 31, 2005	1.20	27.85	5.48%	1.58%	(0.90)%		421%	17,616
December 31, 2004	.66	26.65	10.06%	1.58%	(0.83)%		609%	20,800
December 31, 2003	6.70	25.99	35.27%	1.64%	(1.04)%		785%	15,149
December 31, 2002	(6.36)	19.29	(21.91)%	1.81%	(1.23)%		1,668%	3,102
December 31, 2001*	.65	25.65	2.60%	2.24%**	(1.65	)%**	740%	1,994
Technology Fund
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%		541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%		767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%		1,302%	20,641
December 31, 2002	(8.69)	9.92	(39.11)%	1.71%	(1.52)%		1,098%	5,021
December 31, 2001*	(6.39)	18.61	(25.56)%	2.34%**	(2.08	)%**	490%	1,216
Telecommunications Fund
December 31, 2005	(1.72)	18.81	1.16%	1.60%	0.98%		362%	16,898
December 31, 2004	2.31	20.53	12.68%	1.58%	(0.08)%		809%	30,191
December 31, 2003	4.59	18.22	33.68%	1.64%	(0.19)%		974%	14,543
December 31, 2002	(8.93)	13.63	(39.58)%	1.69%	(0.39)%		855%	6,106
December 31, 2001*	(2.44)	22.56	(9.76)%	2.25%**	(1.61	)%**	1,316%	407
Transportation Fund
December 31, 2005	1.19	32.64	8.48%	1.58%	(0.63)%		258%	31,378
December 31, 2004	5.48	31.45	22.99%	1.57%	(0.71)%		473%	47,333
December 31, 2003	4.42	25.97	20.51%	1.64%	(0.65)%		1,045%	8,032
December 31, 2002	(2.85)	21.55	(11.68)%	1.69%	(0.63)%		1,435%	6,301
December 31, 2001*	(.60)	24.40	(2.40)%	2.16%**	(0.89	)%**	609%	522
Utilities Fund
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%		342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%		904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%		1,491%	13,430
December 31, 2002	(5.99)	12.24	(32.83)%	1.67%	2.54%		829%	23,846
December 31, 2001*	(6.77)	18.23	(27.08)%	2.08%**	1.59	%**	1,040%	908

  *  Since the commencement of operations: May 2, 2001—Technology Fund and Utilities Fund; June 11, 2001—Transportation Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund; October 1, 2001—Real Estate Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00019538.

122

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase in Net Asset Value
Absolute Return Strategies Fund
December 31, 2005*	$25.00	$.05	$.15	$.20	$—	$—	$—	$.20
Hedged Equity Fund
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses		Net Expenses		Operating Expenses††		Net Investment Income		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Absolute Return Strategies Fund
December 31, 2005*	$25.20	0.80%	1.45	%**	1.45	%**	1.20	%**	2.28	%**	19%	$3,323
Hedged Equity Fund
December 31, 2005*	25.21	0.94%	1.96	%**	1.96	%**	1.19	%**	1.62	%**	10%	3,376

  *  Since the commencement of operations: November 29, 2005.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

123

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq, the Frank Russell Company, Dow Jones & Company Inc., Stoxx Limited Inc., the New York Board of Trade, and the Tokyo Stock Exchange (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

"New York Board of Trade®", "NYBOT®", "The U.S. Dollar Index®" and "USDX®" are trademarks or service marks of the Board of Trade of the City of New York, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or the New York Board of Trade and Standard & Poor's and the New York Board of Trade make no representation regarding the advisability of investing in the Rydex Funds. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

124

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

125

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA46FND-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

SECTOR

BASIC MATERIALS

CONSUMER PRODUCTS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

LEISURE

PRECIOUS METALS

RETAILING

TELECOMMUNICATIONS

TRANSPORTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

SECTOR FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

SECTOR FUNDS – Basic Materials Fund, Consumer Products Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Telecommunications Fund, and Transportation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

SECTOR FUNDS

5	COMMON RISK/RETURN INFORMATION

6	BASIC MATERIALS FUND

8	CONSUMER PRODUCTS FUND

10	ENERGY FUND

12	ENERGY SERVICES FUND

14	FINANCIAL SERVICES FUND

16	HEALTH CARE FUND

18	LEISURE FUND

20	PRECIOUS METALS FUND

22	RETAILING FUND

24	TELECOMMUNICATIONS FUND

26	TRANSPORTATION FUND

28	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

30	PURCHASING AND REDEEMING SHARES

30	DIVIDENDS, DISTRIBUTIONS, AND TAXES

31	MANAGEMENT OF THE FUNDS

32	FINANCIAL HIGHLIGHTS

34	INDEX PUBLISHER INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX SECTOR FUNDS

BASIC MATERIALS FUND	LEISURE FUND

CONSUMER PRODUCTS FUND	PRECIOUS METALS FUND

ENERGY FUND	RETAILING FUND

ENERGY SERVICES FUND	TELECOMMUNICATIONS FUND

FINANCIAL SERVICES FUND	TRANSPORTATION FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

5

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

6

PROSPECTUS

BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.09%
(quarter ended December 31, 2003) and the
lowest return for a quarter was -23.95%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	BASIC MATERIALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	4.04%	4.91%
SINCE INCEPTION (05/02/2001)	7.42%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

7

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

8

PROSPECTUS

CONSUMER PRODUCTS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.29%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -10.85%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	CONSUMER PRODUCTS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-0.40%	4.91%
SINCE INCEPTION (05/29/2001)	6.63%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

9

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

10

PROSPECTUS

ENERGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.22%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -17.97%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending december 31,2005)1

	ENERGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	38.54%	4.91%
SINCE INCEPTION (05/29/2001)	11.46%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

11

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

12

PROSPECTUS

ENERGY SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.76%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -18.84%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	ENERGY SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	48.30%	4.91%
SINCE INCEPTION (05/02/2001)	6.50%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

13

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

14

PROSPECTUS

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

15

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

16

PROSPECTUS

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

17

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

18

PROSPECTUS

LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.59%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.30%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	LEISURE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-4.87%	4.91%
SINCE INCEPTION (05/22/2001)	-0.43%	0.66%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$164	$508	$876	$1,909

19

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

20

PROSPECTUS

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

During the period shown in the bar chart,
the highest return for a quarter was 31.42%
(quarter ended March 31, 2002) and
the lowest return for a quarter was -20.72%
(quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	PRECIOUS METALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	20.89%	4.91%
PAST FIVE YEARS	19.17%	0.54%
SINCE INCEPTION (05/29/97)	0.78%	6.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

21

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

22

PROSPECTUS

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 19.69%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.72%
(quarter ended September 30, 2003).

Average Annual Total Return (for periods ending December 31,2005)1

	RETAILING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	5.48%	4.91%
SINCE INCEPTION (07/23/2001)	5.31%	2.82%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

23

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

24

PROSPECTUS

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 38.10%
(quarter ended December 31, 2002) and
the lowest return for a quarter was -28.27%
(quarter ended June 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	TELECOMMUNICATIONS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	1.16%	4.91%
SINCE INCEPTION (07/27/2001)	-4.10%	2.53%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

25

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

26

PROSPECTUS

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.88%
(quarter ended December 31, 2004) and
the lowest return for a quarter was -17.89%
(quarter ended September 30, 2003).

Average Annual Total Return (for periods ending December 31,2005)1

	TRANSPORTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	8.48%	4.91%
SINCE INCEPTION (06/11/2001)	7.43%	1.61%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

27

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN CURRENCY RISK (All Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (All Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

28

PROSPECTUS

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (All Funds) – The Sector Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (All Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

29

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Sector Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

30

PROSPECTUS

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
SECTOR FUNDS (EXCEPT PRECIOUS METALS)	.85%
PRECIOUS METALS	.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

31

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD
Basic Materials Fund
December 31, 2005	$32.66	$.12	$.80	$0.92	$(.13)	$(5.58)	$(5.71)	$(4.79)	$27.87
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)	4.97	32.66
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)	6.62	27.69
December 31, 2002	24.21	.09	(3.17)	(3.08)	(.06)	—	(.06)	(3.14)	21.07
December 31, 2001*	25.00	.22	(1.01)	(.79)	—	—	—	(.79)	24.21
Consumer Products Fund
December 31, 2005	32.95	.14	(.26)	(0.12)	(.17)	(1.03)	(1.20)	(1.32)	31.63
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)	3.56	32.95
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)	5.03	29.39
December 31, 2002	25.32	.04	(.95)	(.91)	(.01)	(.04)	(.05)	(.96)	24.36
December 31, 2001*	25.00	.05	.27	.32	—	—	—	0.32	25.32
Energy Fund
December 31, 2005	29.68	—	11.44	11.44	(.01)	(1.91)	(1.92)	9.52	39.20
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)	7.23	29.68
December 31, 2003	18.25	.01	4.19	4.20	—	—	—	4.20	22.45
December 31, 2002	21.10	(.02)	(2.83)	(2.85)	—	—	—	(2.85)	18.25
December 31, 2001*	25.00	(.11)	(3.79)	(3.90)	—	—	—	(3.90)	21.10
Energy Services Fund
December 31, 2005	20.85	(.30)	10.37	10.07	—	—	—	10.07	30.92
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—	5.26	20.85
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—	1.21	15.59
December 31, 2002	17.74	(.17)	(2.08)	(2.25)	—	(1.11)	(1.11)	(3.36)	14.38
December 31, 2001*	25.00	(.24)	(7.02)	(7.26)	—	—	—	(7.26)	17.74
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)	(1.28)	29.10
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)	4.38	30.38
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)	5.81	26.00
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)	(3.71)	20.19
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—	(1.10)	23.90

	RATIOS TO AVERAGE NET ASSETS:
	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Basic Materials Fund
December 31, 2005	4.04%	1.57%	0.41%		364%	$28,317
December 31, 2004	20.83%	1.59%	0.30%		725%	46,162
December 31, 2003	31.46%	1.67%	0.17%		1,175%	44,561
December 31, 2002	(12.75)%	1.75%	0.38%		1,848%	901
December 31, 2001*	(3.16)%	1.95%**	0.85	%**	929%	929
Consumer Products Fund
December 31, 2005	(0.40)%	1.58%	0.42%		357%	22,177
December 31, 2004	13.30%	1.59%	0.36%		730%	24,433
December 31, 2003	21.86%	1.63%	0.12%		936%	8,818
December 31, 2002	(3.61)%	1.72%	0.18%		985%	6,153
December 31, 2001*	1.28%	2.07%**	0.19	%**	285%	1,305
Energy Fund
December 31, 2005	38.54%	1.59%	(0.01)%		351%	83,437
December 31, 2004	32.27%	1.58%	0.04%		542%	60,501
December 31, 2003	23.01%	1.66%	0.04%		1,225%	31,832
December 31, 2002	(13.51)%	1.72%	(0.13)%		1,341%	5,834
December 31, 2001*	(15.60)%	2.05%**	(0.50	)%**	478%	2,177
Energy Services Fund
December 31, 2005	48.30%	1.61%	(1.17)%		317%	79,722
December 31, 2004	33.74%	1.58%	(1.19)%		808%	29,316
December 31, 2003	8.41%	1.65%	(1.13)%		2,691%	7,754
December 31, 2002	(12.07)%	1.71%	(1.00)%		2,159%	4,427
December 31, 2001*	(29.04)%	2.06%**	(1.26	)%**	3,182%	1,551
Financial Services Fund
December 31, 2005	3.38%	1.59%	0.94%		549%	36,839
December 31, 2004	17.12%	1.59%	0.84%		762%	45,180
December 31, 2003	28.92%	1.64%	0.61%		2,039%	15,581
December 31, 2002	(15.10)%	1.85%	0.41%		1,727%	2,748
December 31, 2001*	(4.40)%	2.19%**	(0.11	)%**	315%	2,607

  *  Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund and Biotechnology Fund; May 29, 2001—Consumer Products Fund and Energy Fund; August 3, 2001—Electronics Fund; September 30, 2005—Commodities Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00170.

32

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD
Health Care Fund
December 31, 2005	$25.46	$(.16)	$2.87	$2.71	$—	$—	$—	$2.71	$28.17
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)	1.18	25.46
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—	5.57	24.28
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)	(5.11)	18.71
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—	(1.18)	23.82
Leisure Fund
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)	(3.43)	21.96
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)	4.59	25.39
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—	5.38	20.80
December 31, 2002	18.09	(.18)	(2.49)	(2.67)	—	—	—	(2.67)	15.42
December 31, 2001*	25.00	(.30)	(6.61)	(6.91)	—	—	—	(6.91)	18.09
Precious Metals Fund
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—	1.79	10.36
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—	(1.42)	8.57
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—	2.90	9.99
December 31, 2002	4.87	(.02)	2.24	2.22	—	—	—	2.22	7.09
December 31, 2001	4.31	(.04)	.60	.56	—	—	—	.56	4.87
Retailing Fund
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)	1.20	27.85
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)	.66	26.65
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)	6.70	25.99
December 31, 2002	25.65	(.27)	(5.30)	(5.57)	—	(.79)	(.79)	(6.36)	19.29
December 31, 2001*	25.00	(.38)	1.03	.65	—	—	—	.65	25.65
Telecommunications Fund
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)	(1.72)	18.81
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—	2.31	20.53
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§	4.59	18.22
December 31, 2002	22.56	(.05)	(8.88)	(8.93)	—	—	—	(8.93)	13.63
December 31, 2001*	25.00	(.36)	(2.08)	(2.44)	—	—	—	(2.44)	22.56
Transportation Fund
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)	1.19	32.64
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)	5.48	31.45
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—	4.42	25.97
December 31, 2002	24.40	(.14)	(2.71)	(2.85)	—	—	—	(2.85)	21.55
December 31, 2001*	25.00	(.20)	(.40)	(.60)	—	—	—	(.60)	24.40

	RATIOS TO AVERAGE NET ASSETS:
	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Health Care Fund
December 31, 2005	10.64%	1.60%	(0.62)%		330%	$51,692
December 31, 2004	6.22%	1.59%	(0.67)%		629%	30,435
December 31, 2003	29.77%	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	(21.31)%	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	(4.72)%	2.23%**	(1.33	)%**	757%	951
Leisure Fund
December 31, 2005	(4.87)%	1.56%	(0.79)%		369%	13,961
December 31, 2004	23.86%	1.58%	(0.74)%		663%	51,755
December 31, 2003	34.89%	1.65%	(0.41)%		1,353%	30,016
December 31, 2002	(14.76)%	1.74%	(0.98)%		1,976%	2,015
December 31, 2001*	(27.64)%	1.98%**	(1.49	)%**	269%	804
Precious Metals Fund
December 31, 2005	20.89%	1.57%	(0.24)%		308%	68,241
December 31, 2004	(14.21)%	1.46%	(0.54)%		519%	35,043
December 31, 2003	40.90%	1.54%	(0.38)%		658%	44,606
December 31, 2002	45.59%	1.67%	(0.29)%		1,001%	38,839
December 31, 2001	12.99%	2.18%	(0.79)%		957%	875
Retailing Fund
December 31, 2005	5.48%	1.58%	(0.90)%		421%	17,616
December 31, 2004	10.06%	1.58%	(0.83)%		609%	20,800
December 31, 2003	35.27%	1.64%	(1.04)%		785%	15,149
December 31, 2002	(21.91)%	1.81%	(1.23)%		1,668%	3,102
December 31, 2001*	2.60%	2.24%**	(1.65	)%**	740%	1,994
Telecommunications Fund
December 31, 2005	1.16%	1.60%	0.98%		362%	16,898
December 31, 2004	12.68%	1.58%	(0.08)%		809%	30,191
December 31, 2003	33.68%	1.64%	(0.19)%		974%	14,543
December 31, 2002	(39.58)%	1.69%	(0.39)%		855%	6,106
December 31, 2001*	(9.76)%	2.25%**	(1.61	)%**	1,316%	407
Transportation Fund
December 31, 2005	8.48%	1.58%	(0.63)%		258%	31,378
December 31, 2004	22.99%	1.57%	(0.71)%		473%	47,333
December 31, 2003	20.51%	1.64%	(0.65)%		1,045%	8,032
December 31, 2002	(11.68)%	1.69%	(0.63)%		1,435%	6,301
December 31, 2001*	(2.40)%	2.16%**	(0.89	)%**	609%	522

  *  Since the commencement of operations: May 2, 2001—Energy Services Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00019538.

33

INDEX PUBLISHER INFORMATION

Standard & Poor's Corp. (the "Index Publisher") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, the Index Publisher does not:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publisher is located in the SAI.

34

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA11FND-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

DOMESTIC EQUITY

NOVA

FIXED INCOME

INVERSE GOVERNMENT LONG BOND
(FORMERLY, JUNO)

ALTERNATIVE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUND

FIXED INCOME FUND

ALTERNATIVE FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUND – Nova Fund

FIXED INCOME FUND – Inverse Government Long Bond Fund

ALTERNATIVE FUND – Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUND

5	NOVA FUND

FIXED INCOME FUND

7	INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUND

10	SECTOR ROTATION FUND

12	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

15	PURCHASING AND REDEEMING SHARES

16	DIVIDENDS, DISTRIBUTIONS, AND TAXES

17	MANAGEMENT OF THE FUNDS

18	FINANCIAL HIGHLIGHTS

19	INDEX PUBLISHERS INFORMATION

20	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUND

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Fund's investment adviser, Rydex Investments (the "Advisor"), may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

5

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.
SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

6

PROSPECTUS

RYDEX FIXED INCOME FUND

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Inverse Government Long Bond Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in

7

short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

8

PROSPECTUS

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

Average Annual Total Return (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

9

RYDEX ALTERNATIVE FUND

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

10

PROSPECTUS

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

Average Annual Total Return (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

11

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Nova Fund and Inverse Government Long Bond Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
NOVA FUND	150% OF THE S&P 500® INDEX

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

The S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY AND FIXED INCOME FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse Government Long Bond Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its index.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

12

PROSPECTUS

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Inverse Government Long Bond Fund) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Inverse Government Long Bond Fund) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (Sector Rotation Fund) – The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Sector Rotation Fund) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call

13

option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Sector Rotation Fund) – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Nova and Inverse Government Long Bond Funds) – Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse Government Long Bond Fund) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the

14

PROSPECTUS

"negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Sector Rotation Fund) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Nova and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Nova and Inverse Government Long Bond Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus. Currently, the Fund restricts shareholders to no more than one substantive redemption out of the Fund (by any means, including exchanges) followed by a purchase of the Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount

15

that the Advisor determines, in it sole discretion, could adversely affect management of the Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. The Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. For purposes of applying the Fund's policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Fund's policies and procedures, frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

16

PROSPECTUS

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
NOVA	.75%
INVERSE GOVERNMENT LONG BOND	.90%
SECTOR ROTATION	.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

17

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	$.30	$8.56	3.97%	1.53%	1.53%	0.60%	381%	$132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	1.54%	0.09%	729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	1.72%	(0.14)%	570%	34,017
December 31, 2001	(5.21)	8.67	(23.58)%	1.45%	1.45%	2.61%	—	60,941

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	$21.95	$(.07)	$(1.08)	$(1.15)	$—	$—	$—	$(1.15)
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)
Sector Rotation Fund
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32
December 31, 2002*	10.00	(.01)	(2.23)	(2.24)	—	—	—	(2.24)

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	$20.80	(5.24)%	5.11%	5.11%	1.63%	(0.33)%		589%	$29,671
December 31, 2004	21.95	(10.67)%	5.02%	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	24.82	(0.72)%	1.69%**	1.69%**	1.69%**	(0.74	)%**	—	22,355
Sector Rotation Fund
December 31, 2005	12.68	13.62%	1.70%	1.70%	—	(0.20)%		281%	61,834
December 31, 2004	11.16	10.71%	1.63%	1.63%	—	(0.52)%		333%	27,747
December 31, 2003	10.08	29.97%	1.70%	1.70%	—	(0.78)%		401%	20,594
December 31, 2002*	7.76	(22.40)%	1.69%**	1.69%**	—	(0.16	)%**	357%	6,669

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund.

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

18

PROSPECTUS

index publisher INFORMATION

Standard & Poor's Corp. (the "Index Publisher") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, the Index Publisher does not:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publisher is located in the SAI.

19

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

20

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVAJSR-2-0506 X0507

MONEY MARKET

U.S. GOVERNMENT MONEY MARKET

DOMESTIC EQUITY

INVERSE S&P 500 (FORMERLY, URSA)

NOVA

OTC

RUSSELL 2000® ADVANTAGE (FORMERLY, MEKROS)

THE RYDEX VARIABLE TRUST

MAY 1, 2006

SECTOR

FINANCIAL SERVICES

HEALTH CARE

TECHNOLOGY

UTILITIES

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE
(FORMERLY, U.S. GOVERNMENT BOND)

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

FIXED INCOME FUND

MONEY MARKET FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Inverse S&P 500 Fund, Nova Fund, OTC Fund, Russell 2000® Advantage Fund

SECTOR FUNDS – Financial Services Fund, Health Care Fund, Technology Fund, Utilities Fund

FIXED INCOME FUND – Government Long Bond Advantage Fund

MONEY MARKET FUND – U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

4	COMMON RISK/RETURN INFORMATION

5	INVERSE S&P 500 FUND

7	NOVA FUND

9	OTC FUND

11	RUSSELL 2000® ADVANTAGE FUND

SECTOR FUNDS

13	COMMON RISK/RETURN INFORMATION

14	FINANCIAL SERVICES FUND

16	HEALTH CARE FUND

18	TECHNOLOGY FUND

20	UTILITIES FUND

FIXED INCOME FUND

22	GOVERNMENT LONG BOND ADVANTAGE FUND

MONEY MARKET FUND

24	U.S. GOVERNMENT MONEY MARKET FUND

26	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

29	PURCHASING AND REDEEMING SHARES

30	DIVIDENDS, DISTRIBUTIONS, AND TAXES

31	MANAGEMENT OF THE FUNDS

32	FINANCIAL HIGHLIGHTS

35	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

RYDEX DOMESTIC EQUITY FUNDS

INVERSE S&P 500 FUND

NOVA FUND

OTC FUND

RUSSELL 2000® ADVANTAGE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Russell 2000® Advantage Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Russell 2000® Advantage Fund seeks to track its respective benchmark over time, but is also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

4

PROSPECTUS

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

5

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

Average Annual Total Return (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

6

PROSPECTUS

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

7

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

8

PROSPECTUS

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

9

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

Average Annual Total Return (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

10

PROSPECTUS

RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

11

RUSSELL 2000® ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31, 2005)1

	RUSSELL 2000® ADVANTAGE FUND	RUSSELL 2000®2 INDEX
PAST ONE YEAR	3.91%	4.58%
SINCE INCEPTION (10/01/2001)	14.52%	14.63%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

12

PROSPECTUS

RYDEX SECTOR FUNDS

FINANCIAL SERVICES FUND

HEALTH CARE FUND

TECHNOLOGY FUND

UTILITIES FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

13

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

14

PROSPECTUS

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

15

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

16

PROSPECTUS

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

17

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

18

PROSPECTUS

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.34%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -26.87%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	TECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.11%	4.91%
SINCE INCEPTION (05/02/2001)	-5.64%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,997

19

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

20

PROSPECTUS

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.68%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -22.51%
(quarter ended September 30, 2002).

Average Annual Total Return (for periods ending December 31,2005)1

	UTILITIES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.56%	4.91%
SINCE INCEPTION (05/02/2001)	-4.75%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

21

RYDEX FIXED INCOME FUND

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities.The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Government Long Bond Advantage Fund is subject to a number of risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

22

PROSPECTUS

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

Average Annual Total Return (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

23

U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

INTEREST RATE RISK– Interest rate risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK– The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. The Fund is not a bank deposit and is not federally insured or guaranteed by any government agency or guaranteed to achieve its objective.

24

PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 1.36%
(quarter ended December 31, 2000) and the
lowest return for a quarter was 0.00%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

December 31, 2002) and the lowest return for a quarter was -28.27% (quarter ended June 30, 2002).

	U.S. GOVERNMENT MONEY MARKET FUND	90 DAY TREASURY COMPOSITE INDEX [2]
PAST ONE YEAR	2.00%	3.08%
PAST FIVE YEARS	1.09%	2.34%
SINCE INCEPTION (05/07/97)	2.27%	3.65%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

Yield – Call 800.820.0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$123	$383	$662	$1,459

25

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity and Fixed Income Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

RUSSELL 2000® ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

The S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

The NASDAQ 100 Index®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

RUSSELL 2000 INDEX®. The Russell 2000 Index® is composed of the 2,000 smallest companies in the Russell 3000 Index®, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index® is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 30, 2005, the Russell 2000 Index® included companies with a capitalization range of $26 million to $4.4 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY AND FIXED INCOME FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, and Russell 2000® Advantage Funds — are invested

26

PROSPECTUS

to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its index.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income and U.S. Government Money Market Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds except U.S. Government Money Market Fund) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Government Long Bond Advantage Fund) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

27

FUTURES AND OPTIONS RISK (All Funds except U.S. Government Money Market Fund) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC and Sector Funds) – With the exception of the Sector Funds, none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds except U.S. Government Money Market Fund) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (Domestic Equity and Fixed Income Funds) – Tracking error risk refers to the risk that the Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (All Funds except U.S. Government Money Market Fund) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt

28

PROSPECTUS

occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500 Fund) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Russell 2000® Advantage and Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

29

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, Fixed Income Fund, Sector Funds and U.S. Government Money Market Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees. More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund and Government Long Bond Advantage Fund which declare and pay dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

30

PROSPECTUS

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
INVERSE S&P 500.90%
NOVA	.75%
OTC	.75%
RUSSELL 2000® ADVANTAGE	.90%
SECTOR FUNDS	.85%
GOVERNMENT LONG BOND ADVANTAGE	.50%
U.S. GOVERNMENT MONEY MARKET	.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

31

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	$.30	$8.56	3.97%	1.53%	1.53%	0.60%	381%	$132,018
December 31, 2004	1.05	8.26	14.62%	1.46%	1.46%	0.41%	654%	130,200
December 31, 2003	2.03	7.21	39.19%	1.54%	1.54%	0.09%	729%	81,816
December 31, 2002	(3.49)	5.18	(35.72)%	1.72%	1.72%	(0.14)%	570%	34,017
December 31, 2001	(5.21)	8.67	(23.58)%	1.45%	1.45%	2.61%	—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	(.04)	5.15	(0.77)%	1.77%	1.70%	1.46%	—	32,505
December 31, 2004	(.58)	5.19	(10.05)%	1.62%	1.62%	(0.28)%	—	19,076
December 31, 2003	(1.80)	5.77	(23.78)%	1.67%	1.67%	(0.59)%	—	17,822
December 31, 2002	1.28	7.57	21.64%	1.79%	1.79%	(0.24)%	—	36,195
December 31, 2001	.20	6.29	14.99%	1.89%	1.89%	1.85%	—	18,997
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%	482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%	183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%	139%	164,619

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

32

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)
December 31, 2001*	25.00	(.31)	7.56	7.25	—	(.34)	(.34)	6.91

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	34.14	3.91%	1.63%	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	33.65	25.20%	1.65%	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	29.75	64.28%	1.70%	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	20.11	(35.45)%	1.74%	1.74%	1.74%	(0.70)%		1,940%	12,947
December 31, 2001*	31.91	28.97%	2.26%**	2.26%**	2.26%**	(0.96	)%**	848%	8,524

  *  Since the commencement of operations: October 1, 2001—Mekros Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions		Net Increase (Decrease) in Net Asset Value
U.S. Government Money Market Fund
December 31, 2005	1.00	.02		—	.02	(.02)		—	(.02)		—
December 31, 2004	1.00	—	§§§§	—	—	(—	)§§§§	—	(—	)§§§§	—
December 31, 2003	1.00	—	§§§	—	—	(—	)§§§	—	(—	)§§§	—
December 31, 2002	1.00	—	§§	—	—	(—	)§§	—	(—	)§§	—
December 31, 2001	1.00	.03		—	.03	(.03)		—	(.03)		—

			RATIOS TO AVERAGE NET ASSETS:
	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Total Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
U.S. Government Money Market Fund
December 31, 2005	1.00	2.00%	1.17%	1.17%	1.96%	—	185,365
December 31, 2004	1.00	0.23%	1.19%	1.10%	0.20%	—	167,678
December 31, 2003	1.00	0.01%	1.22%	1.11%	0.01%	—	232,493
December 31, 2002	1.00	0.47%	1.23%	1.23%	0.44%	—	258,953
December 31, 2001	1.00	2.77%	1.19%	1.19%	2.48%	—	96,515

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

33

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—
Health Care Fund
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—
Technology Fund
December 31, 2005	13.50	(.16)	.58	.42	—	—	—
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)
December 31, 2002	18.61	(.18)	(7.15)	(7.33)	—	(1.36)	(1.36)
December 31, 2001*	25.00	(.39)	(6.00)	(6.39)	—	—	—
Utilities Fund
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)
December 31, 2002	18.23	.33	(6.31)	(5.98)	(.01)	—	(.01)
December 31, 2001*	25.00	.33	(7.10)	(6.77)	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Financial Services Fund
December 31, 2005	(1.28)	29.10	3.38%	1.59%	0.94%		549%	36,839
December 31, 2004	4.38	30.38	17.12%	1.59%	0.84%		762%	45,180
December 31, 2003	5.81	26.00	28.92%	1.64%	0.61%		2,039%	15,581
December 31, 2002	(3.71)	20.19	(15.10)%	1.85%	0.41%		1,727%	2,748
December 31, 2001*	(1.10)	23.90	(4.40)%	2.19%**	(0.11	)%**	315%	2,607
Health Care Fund
December 31, 2005	2.71	28.17	10.64%	1.60%	(0.62)%		330%	51,692
December 31, 2004	1.18	25.46	6.22%	1.59%	(0.67)%		629%	30,435
December 31, 2003	5.57	24.28	29.77%	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	(5.11)	18.71	(21.31)%	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	(1.18)	23.82	(4.72)%	2.23%**	(1.33	)%**	757%	951
Technology Fund
December 31, 2005	.42	13.92	3.11%	1.62%	(1.21)%		541%	19,145
December 31, 2004	(1.38)	13.50	1.15%	1.58%	(0.36)%		767%	19,919
December 31, 2003	4.96	14.88	61.32%	1.64%	(1.39)%		1,302%	20,641
December 31, 2002	(8.69)	9.92	(39.11)%	1.71%	(1.52)%		1,098%	5,021
December 31, 2001*	(6.39)	18.61	(25.56)%	2.34%**	(2.08	)%**	490%	1,216
Utilities Fund
December 31, 2005	1.75	19.09	10.56%	1.60%	1.80%		342%	39,943
December 31, 2004	2.38	17.34	17.31%	1.57%	2.06%		904%	21,902
December 31, 2003	2.72	14.96	25.40%	1.62%	2.29%		1,491%	13,430
December 31, 2002	(5.99)	12.24	(32.83)%	1.67%	2.54%		829%	23,846
December 31, 2001*	(6.77)	18.23	(27.08)%	2.08%**	1.59	%**	1,040%	908

  *  Since the commencement of operations: May 2, 2001—Technology Fund and Utilities Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

34

PROSPECTUS

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq and the Frank Russell Company (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

35

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA10FND-2-0506 X0507

DOMESTIC EQUITY

DYNAMIC DOW
(FORMERLY, LONG DYNAMIC DOW 30)

DYNAMIC OTC
(FORMERLY, VELOCITY 100)

DYNAMIC S&P 500
(FORMERLY, TITAN 500)

INVERSE DYNAMIC DOW
(FORMERLY, INVERSE DYNAMIC DOW 30)

INVERSE MID-CAP

INVERSE OTC (FORMERLY, ARKTOS)

INVERSE RUSSELL 2000®
(FORMERLY, INVERSE SMALL-CAP)

INVERSE S&P 500 (FORMERLY, URSA)

LARGE-CAP GROWTH

LARGE-CAP VALUE

MID-CAP ADVANTAGE
(FORMERLY, MEDIUS)

MID-CAP GROWTH

MID-CAP VALUE

NOVA

OTC

RUSSELL 2000® ADVANTAGE (FORMERLY, MEKROS)

SMALL-CAP GROWTH

SMALL-CAP VALUE

SECTOR

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

INTERNATIONAL EQUITY

EUROPE ADVANTAGE
(FORMERLY, LARGE-CAP EUROPE)

JAPAN ADVANTAGE
(FORMERLY, LARGE-CAP JAPAN)

FIXED INCOME

GOVERNMENT LONG BOND ADVANTAGE
(FORMERLY, U.S. GOVERNMENT BOND)

INVERSE GOVERNMENT LONG BOND (FORMERLY, JUNO)

THE RYDEX VARIABLE TRUST

MAY 1, 2006

ALTERNATIVE

ABSOLUTE RETURN STRATEGIES

COMMODITIES

DYNAMIC STRENGTHENING DOLLAR (FORMERLY, STRENGTHENING DOLLAR)

DYNAMIC WEAKENING DOLLAR
(FORMERLY, WEAKENING DOLLAR)

HEDGED EQUITY

REAL ESTATE

SECTOR ROTATION

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

SECTOR FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

ALTERNATIVE FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, Inverse Dynamic Dow Fund, Inverse Mid-Cap Fund, Inverse OTC Fund, Inverse Russell 2000® Fund, Inverse S&P 500 Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Advantage Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Nova Fund, OTC Fund, Russell 2000® Advantage Fund, Small-Cap Growth Fund, Small-Cap Value Fund

SECTOR FUNDS – Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund

INTERNATIONAL EQUITY FUNDs – Europe Advantage Fund, Japan Advantage Fund

FIXED INCOME FUNDS – Government Long Bond Advantage Fund, Inverse Government Long Bond Fund

ALTERNATIVE FUNDS – Absolute Return Strategies Fund, Commodities Fund, Dynamic Strengthening Dollar Fund, Dynamic Weakening Dollar Fund, Hedged Equity Fund, Real Estate Fund, Sector Rotation Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	DYNAMIC DOW FUND

8	DYNAMIC OTC FUND

10	DYNAMIC S&P 500 FUND

12	INVERSE DYNAMIC DOW FUND

14	INVERSE MID-CAP FUND

16	INVERSE OTC FUND

18	INVERSE RUSSELL 2000® FUND

20	INVERSE S&P 500 FUND

22	LARGE-CAP GROWTH FUND

24	LARGE-CAP VALUE FUND

26	MID-CAP ADVANTAGE FUND

28	MID-CAP GROWTH FUND

30	MID-CAP VALUE FUND

32	NOVA FUND

34	OTC FUND

36	RUSSELL 2000® ADVANTAGE FUND

38	SMALL-CAP GROWTH FUND

40	SMALL-CAP VALUE FUND

SECTOR FUNDS

42	COMMON RISK/RETURN INFORMATION

43	BANKING FUND

45	BASIC MATERIALS FUND

47	BIOTECHNOLOGY FUND

49	CONSUMER PRODUCTS FUND

51	ELECTRONICS FUND

53	ENERGY FUND

55	ENERGY SERVICES FUND

57	FINANCIAL SERVICES FUND

59	HEALTH CARE FUND

61	INTERNET FUND

63	LEISURE FUND

65	PRECIOUS METALS FUND

67	RETAILING FUND

69	TECHNOLOGY FUND

71	TELECOMMUNICATIONS FUND

73	TRANSPORTATION FUND

75	UTILITIES FUND

INTERNATIONAL EQUITY FUNDS

77	COMMON RISK/RETURN INFORMATION

78	EUROPE ADVANTAGE FUND

80	JAPAN ADVANTAGE FUND

FIXED INCOME FUNDS

82	COMMON RISK/RETURN INFORMATION

83	GOVERNMENT LONG BOND ADVANTAGE FUND

85	INVERSE GOVERNMENT LONG BOND FUND

ALTERNATIVE FUNDS

87	COMMON RISK/RETURN INFORMATION

88	ABSOLUTE RETURN STRATEGIES FUND

91	COMMODITIES FUND

93	DYNAMIC STRENGTHENING DOLLAR FUND

95	DYNAMIC WEAKENING DOLLAR FUND

97	HEDGED EQUITY FUND

100	REAL ESTATE FUND

102	SECTOR ROTATION FUND

104	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

111	PURCHASING AND REDEEMING SHARES

112	DIVIDENDS, DISTRIBUTIONS, AND TAXES

113	MANAGEMENT OF THE FUNDS

115	FINANCIAL HIGHLIGHTS

122	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

DYNAMIC DOW FUND	INVERSE RUSSELL 2000® FUND	MID-CAP VALUE FUND

DYNAMIC OTC FUND	INVERSE S&P 500 FUND	NOVA FUND

DYNAMIC S&P 500 FUND	LARGE-CAP GROWTH FUND	OTC FUND

INVERSE DYNAMIC DOW FUND	LARGE-CAP VALUE FUND	RUSSELL 2000® ADVANTAGE FUND

INVERSE MID-CAP FUND	MID-CAP ADVANTAGE FUND	SMALL-CAP GROWTH FUND

INVERSE OTC FUND	MID-CAP GROWTH FUND	SMALL-CAP VALUE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund, except for the Mid-Cap Advantage and Russell 2000® Advantage Funds, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. The Mid-Cap Advantage and Russell 2000® Advantage Funds seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

5

DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

6

PROSPECTUS

DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.24%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -5.87%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE [2]
PAST ONE YEAR	-3.81%	1.72%
SINCE INCEPTION (05/03/2004)	2.69%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) and shareholder service fees	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$175	$343	$936	$2,033

7

DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic OTC Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic OTC Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index® to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index® Index goes down.

8

PROSPECTUS

DYNAMIC OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 35.14%%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -50.46%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	DYNAMIC OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	-3.03%	1.90%
SINCE INCEPTION (10/01/2001)	1.09%	9.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

9

DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Dynamic S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic S&P 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

Under normal circumstances, the Dynamic S&P 500 Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Dynamic S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRADING HALT RISK – If a trading halt occurs, the Fund may be temporarily unable to purchase or sell options or futures contracts. Such a trading halt near the time of the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

10

PROSPECTUS

DYNAMIC S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.24%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -33.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	DYNAMIC S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (10/01/2001)	4.55%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

11

INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Dynamic Dow Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day).When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Dynamic Dow Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

12

PROSPECTUS

INVERSE DYNAMIC DOW FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.04%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -5.10%
(quarter ended September 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE DYNAMIC DOW FUND	DOW JONES INDUSTRIAL AVERAGE[2]
PAST ONE YEAR	1.63%	1.72%
SINCE INCEPTION (05/03/2004)	-6.16%	4.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) and shareholder service fees	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

13

INVERSE MID-CAP FUND

FUND INFORMATION

FUND OBJECTIVE

The Inverse Mid-Cap Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Mid-Cap Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

14

PROSPECTUS

INVERSE MID-CAP FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Mid-Cap Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 0.77%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -3.72%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE MID-CAP FUND	S&P MIDCAP 400 INDEX [2]
PAST ONE YEAR	-8.16%	12.56%
SINCE INCEPTION (05/03/2004)	-11.98%	15.91%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.64%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Mid-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2000

15

INVERSE OTC FUND (FORMERLY, ARKTOS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse OTC Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse OTC Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse OTC Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices, and also may enter into swap agreements. On a day-to-day basis, the Inverse OTC Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Inverse OTC Fund also may enter into swap agreements.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes up.

16

PROSPECTUS

INVERSE OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 32.20%
(quarter ended June 30, 2002) and the
lowest return for a quarter was -18.97%
(quarter ended December 31, 2002).

	INVERSE OTC FUND	NASDAQ 100 INDEX [2]
PAST ONE YEAR	1.27%	1.90%
SINCE INCEPTION (05/21/2001)	-2.67%	-4.46%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

17

INVERSE RUSSELL 2000® FUND (FORMERLY, INVERSE SMALL-CAP FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Russell 2000® Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000® Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the funds shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse Russell 2000® Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospectus. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000® Index goes up.

18

PROSPECTUS

INVERSE RUSSELL 2000® FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Russell 2000® Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.86%
(quarter ended March 31, 2005) and the
lowest return for a quarter was -4.10%
(quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	INVERSE RUSSELL 2000® FUND	RUSSELL 2000® INDEX [2]
PAST ONE YEAR	-3.07%	4.55%
SINCE INCEPTION (05/03/2004)	-10.58%	12.39%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Russell 2000® Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

19

INVERSE S&P 500 FUND (FORMERLY, URSA FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse S&P 500 Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index, and the Inverse S&P 500 Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Inverse S&P 500 Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and may enter into swap agreements. On a day-to-day basis, the Inverse S&P 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse S&P 500 Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index. This is a non-fundamental policy that can be changed by the Inverse S&P 500 Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Inverse S&P 500 Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go down and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500® Index goes up.

20

PROSPECTUS

INVERSE S&P 500 FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse S&P 500 Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.71%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -16.89%
(quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE S&P 500 FUND	S&P 500 INDEX [2]
PAST ONE YEAR	-0.77%	4.91%
PAST FIVE YEARS	-0.99%	0.54%
SINCE INCEPTION (06/09/97)[3]	-5.23%	6.02%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.
3 The Fund commenced continuous operations on June 10, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation including returns for each discrete period, were as follows: May 7, 1997 to May 21,1997, – 3.70%; and May 24,1997 to June 3,1997,0.10%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

21

LARGE-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

22

PROSPECTUS

LARGE-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.36%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.41%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH INDEX [2]	S&P500/CITIGROUP PURE GROWTH INDEX [3]
PAST ONE YEAR	1.77%	3.46%	7.26%
SINCE INCEPTION (05/03/2004)	3.63%	5.56%	11.12%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 Previously the Fund's returns had been compared to the S&P 500/Barra Growth Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$954	$1,864

23

LARGE-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Large-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

24

PROSPECTUS

LARGE-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Large-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.00%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.85% (quarter
ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE INDEX[2]	S&P500/CITIGROUP PURE VALUE INDEX[3]
Past One Year	4.19%	6.33%	14.31%
Since Inception (05/03/2004)	10.01%	12.15%	21.59%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P 500/Barra Value Index, but the benchmark of the Fund was changed to the S&P 500/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Large-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

25

MID-CAP ADVANTAGE FUND (FORMERLY, MEDIUS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Mid-Cap Advantage Fund will invest at least 80% of its net assets in mid-cap securities and derivatives thereof. This is a non-fundamental policy that can be changed by the Mid-Cap Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400® Index goes down.

26

PROSPECTUS

MID-CAP ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.41%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -25.33%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP ADVANTAGE FUND	S&P MIDCAP 400 INDEX[2]
PAST ONE YEAR	14.07%	12.56%
SINCE INCEPTION (10/01/2001)	18.17%	15.23%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P Midcap 400® Index is an unmanaged modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.65%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$173	$537	$925	$2,011

27

MID-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

28

PROSPECTUS

MID-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.96%
(quarter ended December 31, 2005) and the
lowest return for a quarter was -.070%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP GROWTH FUND	S&P MIDCAP 400/BARRA GROWTH INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	11.46%	13.42%	12.21%
SINCE INCEPTION (05/03/2004)	12.12%	14.79%	16.21%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Growth Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.52%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$160	$495	$854	$1,864

29

MID-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Mid-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

MID-CAPITALIZATION ISSUER RISK – In comparison to securities of large-capitalization companies, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that medium-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

30

PROSPECTUS

MID-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Mid-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 4.76%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -1.22%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE INDEX[2]	S&P MIDCAP 400/ CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	8.32%	11.60%	9.91%
SINCE INCEPTION (05/03/2004)	14.24%	16.96%	17.32%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P MidCap 400/Barra Value Index, but the benchmark of the Fund was changed to the S&P MidCap 400/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.48%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Mid-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$155	$482	$832	$1,819

31

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

32

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

33

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

34

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

35

RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)

FUND INFORMATION

FUND OBJECTIVE

The Russell 2000® Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Russell 2000® Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index. This is a non-fundamental policy that can be changed by the Russell 2000® Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Russell 2000® Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Domestic Equity Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Russell 2000® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000® Index goes down.

36

PROSPECTUS

RUSSELL 2000® ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Russell 2000® Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 34.94%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -30.50%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	RUSSELL 2000® ADVANTAGE FUND	RUSSELL 2000®2 INDEX
PAST ONE YEAR	3.91%	4.58%
SINCE INCEPTION (10/01/2001)	14.52%	14.63%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Russell 2000® Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

37

SMALL-CAP GROWTH FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Growth Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

38

PROSPECTUS

SMALL-CAP GROWTH FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Growth Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 6.07%
(quarter ended September 30, 2005) and the
lowest return for a quarter was -2.17%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX[3]
PAST ONE YEAR	6.20%	8.97%	7.55%
SINCE INCEPTION (05/03/2004)	13.25%	16.17%	16.99%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Growth Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Growth Index, effective December 16, 2005, because of its greater emphasis on growth stocks.

3 The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

39

SMALL-CAP VALUE FUND

FUND INFORMATION

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Small-Cap Value Fund is subject to a number of other risks that may affect the value of its shares, including:

SMALL-CAPITALIZATION ISSUER RISK – In comparison to securities of larger-capitalization companies, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger-capitalization companies.

MARKET SEGMENT RISK – The Fund is subject to the risk that small-capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

40

PROSPECTUS

SMALL-CAP VALUE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Small-Cap Value Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 3.69%
(quarter ended June 30, 2005) and the
lowest return for a quarter was -3.12%
(quarter ended March 31, 2005).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE INDEX[2]	S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX[3]
PAST ONE YEAR	3.64%	6.45%	12.09%
SINCE INCEPTION (05/03/2004)	12.88%	15.49%	20.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 Previously the Fund's returns had been compared to the S&P SmallCap 600/Barra Value Index, but the benchmark of the Fund was changed to the S&P SmallCap 600/Citigroup Pure Value Index, effective December 16, 2005, because of its greater emphasis on value stocks.

3 The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.47%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$154	$479	$827	$1,807

41

RYDEX SECTOR FUNDS

BANKING FUND	INTERNET FUND

BASIC MATERIALS FUND	LEISURE FUND

BIOTECHNOLOGY FUND	PRECIOUS METALS FUND

CONSUMER PRODUCTS FUND	RETAILING FUND

ELECTRONICS FUND	TECHNOLOGY FUND

ENERGY FUND	TELECOMMUNICATIONS FUND

ENERGY SERVICES FUND	TRANSPORTATION FUND

FINANCIAL SERVICES FUND	UTILITIES FUND

HEALTH CARE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closings of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

42

PROSPECTUS

BANKING FUND

FUND INFORMATION

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depository Receipts ("ADRs") and U.S. Government securities. Under Securities and Exchange Commission (the "SEC") regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that may affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK – The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

43

BANKING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Banking Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.53%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -13.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BANKING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-2.77%	4.91%
SINCE INCEPTION (05/02/2001)	8.62%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

44

PROSPECTUS

BASIC MATERIALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that may affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

45

BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.09%
(quarter ended December 31, 2003) and the
lowest return for a quarter was -23.95%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BASIC MATERIALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	4.04%	4.91%
SINCE INCEPTION (05/02/2001)	7.42%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.72%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

46

PROSPECTUS

BIOTECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that may affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

47

BIOTECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.15%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -32.74%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	BIOTECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.67%	4.91%
SINCE INCEPTION (05/02/2001)	-3.24%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$174	$540	$930	$2,022

48

PROSPECTUS

CONSUMER PRODUCTS FUND

FUND INFORMATION

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that may affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

49

CONSUMER PRODUCTS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.29%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -10.85%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	CONSUMER PRODUCTS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-0.40%	4.91%
SINCE INCEPTION (05/29/2001)	6.63%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

50

PROSPECTUS

ELECTRONICS FUND

FUND INFORMATION

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that may affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

51

ELECTRONICS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Electronics Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 26.45%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -38.25%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	ELECTRONICS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.87%	4.91%
SINCE INCEPTION (08/03/2001)	-11.33%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,977

52

PROSPECTUS

ENERGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

53

ENERGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.22%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -17.97%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending december 31,2005)1

	ENERGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	38.54%	4.91%
SINCE INCEPTION (05/29/2001)	11.46%	1.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

54

PROSPECTUS

ENERGY SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that may affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

55

ENERGY SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 22.76%
(quarter ended September 30, 2005) and
the lowest return for a quarter was -18.84%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	ENERGY SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	48.30%	4.91%
SINCE INCEPTION (05/02/2001)	6.50%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

56

PROSPECTUS

FINANCIAL SERVICES FUND

FUND INFORMATION

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that may affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from the financial difficulties of borrowers also can negatively impact the financial services sector.

57

FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.22%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -19.17%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	FINANCIAL SERVICES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.38%	4.91%
SINCE INCEPTION (07/20/2001)	5.46%	2.43%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

58

PROSPECTUS

HEALTH CARE FUND

FUND INFORMATION

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that may affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

59

HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 15.44%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -16.57%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	HEALTH CARE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.64%	4.91%
SINCE INCEPTION (06/19/2001)	3.00%	2.37%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

60

PROSPECTUS

INTERNET FUND

FUND INFORMATION

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that may affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products.

61

INTERNET FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Internet Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.55%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -30.83%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INTERNET FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-1.38%	4.91%
SINCE INCEPTION (05/24/2001)	-8.30%	0.94%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.76%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.61%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$169	$524	$903	$1,966

62

PROSPECTUS

LEISURE FUND

FUND INFORMATION

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco companies, and publishing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that may affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

63

LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.59%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.30%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	LEISURE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	-4.87%	4.91%
SINCE INCEPTION (05/22/2001)	-0.43%	0.66%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$164	$508	$876	$1,909

64

PROSPECTUS

PRECIOUS METALS FUND

FUND INFORMATION

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that may affect the value of its shares, including:

PRECIOUS METALS SECTOR CONCENTRATION RISK – The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

65

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

During the period shown in the bar chart,
the highest return for a quarter was 31.42%
(quarter ended March 31, 2002) and
the lowest return for a quarter was -20.72%
(quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	PRECIOUS METALS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	20.89%	4.91%
PAST FIVE YEARS	19.17%	0.54%
SINCE INCEPTION (05/29/97)	0.78%	6.28%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.82%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$165	$511	$881	$1,921

66

PROSPECTUS

RETAILING FUND

FUND INFORMATION

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that may affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

67

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 19.69%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -17.72%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	RETAILING FUND	S&P 500 INDEX[2]
PAST ONE YEAR	5.48%	4.91%
SINCE INCEPTION (07/23/2001)	5.31%	2.82%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

68

PROSPECTUS

TECHNOLOGY FUND

FUND INFORMATION

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that may affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

69

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.34%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -26.87%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TECHNOLOGY FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.11%	4.91%
SINCE INCEPTION (05/02/2001)	-5.64%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.77%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$170	$527	$909	$1,997

70

PROSPECTUS

TELECOMMUNICATIONS FUND

FUND INFORMATION

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that may affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

71

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 38.10%
(quarter ended December 31, 2002) and
the lowest return for a quarter was -28.27%
(quarter ended June 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TELECOMMUNICATIONS FUND	S&P 500 INDEX[2]
PAST ONE YEAR	1.16%	4.91%
SINCE INCEPTION (07/27/2001)	-4.10%	2.53%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

72

PROSPECTUS

TRANSPORTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that may affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

73

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.88%
(quarter ended December 31, 2004) and
the lowest return for a quarter was -17.89%
(quarter ended September 30, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	TRANSPORTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	8.48%	4.91%
SINCE INCEPTION (06/11/2001)	7.43%	1.61%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$166	$515	$887	$1,932

74

PROSPECTUS

UTILITIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that may affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK – The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

75

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Utilities Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 20.68%
(quarter ended June 30, 2003) and
the lowest return for a quarter was -22.51%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	UTILITIES FUND	S&P 500 INDEX[2]
PAST ONE YEAR	10.56%	4.91%
SINCE INCEPTION (05/02/2001)	-4.75%	1.38%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$168	$521	$898	$1,955

76

PROSPECTUS

RYDEX INTERNATIONAL EQUITY FUNDS

EUROPE ADVANTAGE FUND

JAPAN ADVANTAGE FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each International Equity Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each International Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

GEOGRAPHIC CONCENTRATION RISK – Because a significant portion of the assets of the Europe Advantage Fund and Japan Advantage Fund are invested in a specific geographical region, the value of their investments and the net asset value of the Funds could decline more dramatically as a result of adverse events affecting those regions.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Europe Advantage and Japan Advantage Funds seek to track their respective benchmarks over time, but are subject to the effects of mathematical compounding. Tracking error may cause a Fund's performance to be less than you expect.

The price of each Fund is calculated at the close of the U.S. markets using fair value prices. Due to the difference in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. The Funds, on a daily basis, are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for these Funds may be higher than other Rydex Funds.

77

EUROPE ADVANTAGE FUND (FORMERLY, LARGE-CAP EUROPE FUND)

FUND INFORMATION

FUND OBJECTIVE

The Europe Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 IndexSM (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Europe Advantage Fund will invest at least 80% of its net assets in equity securities of European issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Europe Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Europe Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

Geographic Concentration in Europe. – Countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 IndexSM to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 IndexSM goes down.

78

PROSPECTUS

EUROPE ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Europe Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 27.39%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -28.86%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	EUROPE ADVANTAGE	DOW JONES STOXX 50 INDEX [2]
PAST ONE YEAR	6.36%	24.17%
SINCE INCEPTION (10/01/2001)	8.58%	3.31%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Dow Jones STOXX 50 IndexSM is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones Stoxx 50 Index. The Dow Jones STOXX 50 IndexSM and the related trademarks have been licensed for certain purposes by Rydex Variable Trust.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.63%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Europe Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$171	$531	$914	$1,988

79

JAPAN ADVANTAGE FUND (FORMERLY, LARGE-CAP JAPAN FUND)

FUND INFORMATION

FUND OBJECTIVE

The Japan Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Japan Advantage Fund will invest at least 80% of its net assets in equity securities of Japanese issuers and derivatives thereof. This is a non-fundamental policy that can be changed by the Japan Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any International Equity Fund, the Japan Advantage Fund is subject to a number of other risks that will affect the value of its shares, including:

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

FOREIGN CURRENCY RISK – The value of securities denominated in Japanese yen can change when the Japanese yen strengthens or weakens relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in Japan. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

GEOGRAPHIC CONCENTRATION IN JAPAN – Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

80

PROSPECTUS

JAPAN ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Japan Advantage Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 24.29%
(quarter ended September 30, 2003) and the
lowest return for a quarter was -17.53%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	JAPAN ADVANTAGE FUND	TOPIX 100 INDEX[2]
PAST ONE YEAR	20.35%	40.07%
SINCE INCEPTION (10/01/2001)	7.17%	8.98%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Topix 100 Index is an unmanaged index that is a widely recognized indicator of Japanese stock market performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Japan Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

81

RYDEX FIXED INCOME FUNDS

GOVERNMENT LONG BOND ADVANTAGE FUND

INVERSE GOVERNMENT LONG BOND FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Fixed Income Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each Fixed Income Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK – The Funds' fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Inverse Government Long Bond Fund's short sales of fixed income securities.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each of the Funds is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

82

PROSPECTUS

GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)

FUND INFORMATION

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities.The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

Under normal circumstances, the Government Long Bond Advantage Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform similarly to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Government Long Bond Advantage Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Government Long Bond Advantage Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

TRACKING ERROR RISK – Tracking error risk may be more significant for the Fund compared to other Rydex Funds, due to the Fund's consistent application of leverage to increase exposure to its benchmark.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

83

GOVERNMENT LONG BOND ADVANTAGE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Government Long Bond Advantage Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 17.53%
(quarter ended September 30, 2002) and the
lowest return for a quarter was -9.57%
(quarter ended March 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	GOVERNMENT LONG BOND ADVANTAGE FUND	LEHMAN LONG TREASURY BOND INDEX [2]
PAST ONE YEAR	7.71%	6.50%
PAST FIVE YEARS	6.62%	7.43%
SINCE INCEPTION (08/18/97)[3]	6.03%	8.22%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

3 The Fund commenced continuous operations on August 18, 1997. Prior to that time, due to the nature of the Fund's investment activity, the Fund experienced periods with zero net assets. Periods of operation, including returns for each discrete period, were as follows: May 29, 1997 to June 5, 1997, 1.50%; June 24,1997 to July 14, 1997, 2.20%; July 29,1997 to August 12,1997, -3.30%.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.68%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Government Long Bond Advantage Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$124	$386	$688	$1,471

84

PROSPECTUS

INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)

FUND INFORMATION

FUND OBJECTIVE

The Inverse Government Long Bond Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

Under normal circumstances, the Inverse Government Long Bond Fund will invest substantially all (at least 80%) of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Inverse Government Long Bond Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

In addition to the risks common to investing in any Fixed Income Fund, the Inverse Government Long Bond Fund is subject to a number of other risks that may affect the value of its shares, including:

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

85

INVERSE GOVERNMENT LONG BOND FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Inverse Government Long Bond Fund for one year and as an average over different periods of time. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.97%
(quarter ended June 30, 2004) and the
lowest return for a quarter was -8.58%
(quarter ended March 31, 2004).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	INVERSE GOVERNMENT LONG BOND FUND	LEHMAN LONG TREASURY BOND INDEX[2]
PAST ONE YEAR	-5.24%	6.50%
SINCE INCEPTION (05/01/2003)	-6.31%	5.30%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government Bond performance. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	4.21%
SHORT INTEREST EXPENSE	3.48%
REMAINING OTHER EXPENSES	0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES	5.11%

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Interest Expense occurs because the Fund short-sells the Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset — in its entirety or in part — by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than expenses, the expense ratio for Fund shares would have equaled 1.63%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Inverse Government Long Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$537	$1,604	$2,663	$5,278

86

PROSPECTUS

RYDEX ALTERNATIVE FUNDS

ABSOLUTE RETURN STRATEGIES FUND	HEDGED EQUITY FUND

COMMODITIES FUND	REAL ESTATE FUND

DYNAMIC STRENGTHENING DOLLAR FUND	SECTOR ROTATION FUND

DYNAMIC WEAKENING DOLLAR FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Alternative Fund has its own unique investment objective. The investment objective of each Alternative Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

87

ABSOLUTE RETURN STRATEGIES FUND

FUND INFORMATION

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Absolute Return Strategies Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

DIRECTIONAL POSITIONS		NON-DIRECTIONAL POSITIONS (MARKET NEUTRAL INVESTMENT STRATEGIES)
• Equities	- a portfolio consisting of a basket of stocks or index futures	• Market Neutral Value	- an equity portfolio consisting of value stocks and short positions in non-value stocks

• Fixed Income	- a portfolio consisting of U.S. Government securities or bond futures	• Market Neutral Growth	- an equity portfolio consisting of growth stocks and short positions in non-growth stocks

• Commodities	- a portfolio consisting of instruments with commodity exposure	• Market Neutral Momentum	- an equity portfolio consisting of stocks that exhibit strong price momentum and short positions in stocks that exhibit weak price momentum

• Currencies	- a portfolio consisting of a basket of foreign currencies	• Market Neutral Capitalization	- an equity portfolio consisting of small-cap stocks and short positions in large-cap stocks

• Covered Call Options	- a portfolio of short call options which are fully covered by holdings of the underlying security	• Merger Arbitrage Spreads	- an equity portfolio consisting of acquired stocks and short positions in acquiring stocks

• Long Options	- a portfolio of call or put options	• Duration Neutral Term Spreads	- a bond portfolio consisting of 10-year U.S. Government securities and short positions in 2-year U.S. Government securities

		• Duration Neutral Default Spreads	- a bond portfolio consisting of corporate bonds and short positions in U.S. Government securities of a similar duration

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Absolute Return Strategies Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

88

PROSPECTUS

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

FOREIGN SECURITIES RISK – Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

HIGH YIELD RISK – The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

89

ABSOLUTE RETURN STRATEGIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Absolute Return Strategies Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees paid directly from your investment) REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a percentage of amount redeemed)*	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	1.20%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES** SHORT DIVIDEND EXPENSES	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.45%

* The Fund will charge shareholders a redemption fee when they redeem shares held for less than thirty days. For more information, see "Frequent Purchases and Redemptions of Fund Shares."
** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security — thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.20%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Absolute Return Strategies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$152	$473	$816	$1,784

90

PROSPECTUS

COMMODITIES FUND

FUND OBJECTIVE

The Commodities Fund seeks long-term capital appreciation through investment in commodity-linked instruments.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Fund seeks 100% (but at all times at least 80%) exposure to the performance of the commodities markets. This is a non-fundamental policy that can be changed by the Commodities Fund upon 60 days' prior notice to shareholders. The Fund will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Commodities Fund is subject to a number of other risks that may affect the value of its shares, including:

COMMODITY RISK – The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

ENERGY SECTOR CONCENTRATION RISK – The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

COUNTERPARTY CREDIT RISK – Commodity-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

91

PERFORMANCE

The Commodities Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.89%
CONTRACTUAL FEE WAIVER*	(0.35)%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.29%

* The Adviser has contractually agreed to waive fees until at least May 1, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Commodities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$135	$421	$728	$1,600

92

PROSPECTUS

DYNAMIC STRENGTHENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Strengthening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Strengthening Dollar Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Strengthening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Strengthening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Strengthening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the foreign currencies will appreciate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes down.

93

PERFORMANCE

The Dynamic Strengthening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.88%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Strengthening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$187	$578	$995	$2,156

94

PROSPECTUS

DYNAMIC WEAKENING DOLLAR FUND

FUND OBJECTIVE

The Dynamic Weakening Dollar Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Weakening Dollar Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, futures contracts and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Dynamic Weakening Dollar Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Weakening Dollar Fund also may enter into repurchase agreements. The U.S. Dollar Index is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the U.S. Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Dynamic Weakening Dollar Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

CURRENCY RISK – The Fund's exposure to the U.S. Dollar Index subjects the Fund to the risk that the U.S. Dollar will appreciate in value relative to foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index goes up.

95

PERFORMANCE

The Dynamic Weakening Dollar Fund commenced operations on September 30, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.86%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.76%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Dynamic Weakening Dollar Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$185	$572	$984	$2,133

96

PROSPECTUS

HEDGED EQUITY FUND

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Hedged Equity Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by long/short hedge funds.

The Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, those listed below. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions listed below.

DIRECTIONAL POSITIONS		NON-DIRECTIONAL POSITIONS (MARKET NEUTRAL INVESTMENT STRATEGIES)
• Equities	- a portfolio consisting of a basket of stocks or index futures	• Market Neutral Value	- an equity portfolio consisting of value stocks and short positions in non-value stocks

• Covered Call Options	- a portfolio of short call options which are fully covered by holdings of the underlying security	• Market Neutral Growth	- an equity portfolio consisting of growth stocks and short positions in non-growth stocks

• Long Options	- a portfolio of call or put options	• Market Neutral Momentum	- an equity portfolio consisting of stocks that exhibit strong price momentum and short positions in stocks that exhibit weak price momentum

		• Market Neutral Capitalization	- an equity portfolio consisting of small-cap stocks and short positions in large-cap stocks

		• Merger Arbitrage Spreads	- an equity portfolio consisting of acquired stocks and short positions in acquiring stocks

The Fund may use moderate leverage subject to internally imposed investment constraints that are more restrictive than those imposed by the federal securities laws and designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Hedged Equity Fund is subject to a number of other risks that may affect the value of its shares, including:

FIXED INCOME RISK – The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN CURRENCY RISK – The Fund's exposure to foreign currencies subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currency may reduce the returns of the Fund.

97

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term capital gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

98

PROSPECTUS

PERFORMANCE

The Hedged Equity Fund commenced operations on November 29, 2005. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES (fees paid directly from your investment) REDEMPTION/EXCHANGE FEE ON SHARES OWNED LESS THAN 30 DAYS (as a percentage of amount redeemed)*	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	1.15%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES** SHORT DIVIDEND EXPENSES	0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.96%

* The Fund will charge shareholders a redemption fee when they redeem shares held for less than thirty days. For more information, see "Frequent Purchases and Redemptions of Fund Shares."
** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES – Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Investment Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.15%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Hedged Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$206	$636	$1,081	$2,353

99

REAL ESTATE FUND

FUND INFORMATION

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs"), (collectively, "Real Estate Companies").

PRINCIPAL INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which also include master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Real Estate Fund is subject to a number of other risks that may affect the value of its shares, including:

ACTIVE TRADING RISK – A significant portion of the assets of the Fund may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

REAL ESTATE SECTOR CONCENTRATION RISK – The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area,or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SMALL AND MEDIUM ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter and may or may not pay dividends.

100

PROSPECTUS

REAL ESTATE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Real Estate Fund both year by year and as an average over different periods of time. For investment activities prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.32%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -9.37%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	REAL ESTATE FUND	S&P 500 INDEX[2]
PAST ONE YEAR	7.15%	4.91%
SINCE INCEPTION (10/01/2001)	15.75%	6.25%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.59%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$167	$518	$892	$1,943

101

SECTOR ROTATION FUND

FUND INFORMATION

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

PRINCIPAL RISKS

In addition to the risks common to investing in any Alternative Fund, the Sector Rotation Fund is subject to a number of other risks that may affect the value of its shares, including:

INVESTMENT STYLE RISK – The Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

PORTFOLIO TURNOVER RISK – Due to its investment strategy, the Fund may buy and sell securities frequently. Higher portfolio turnover may result in higher transactional costs and short-term gains that will be treated as ordinary income for tax purposes. As a result, portfolio turnover may have a negative effect on the Fund's performance.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

102

PROSPECTUS

SECTOR ROTATION FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Sector Rotation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 14.70%
(quarter ended June 30, 2003) and the
lowest return for a quarter was -2.71%
(quarter ended March 31, 2003).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31,2005)1

	SECTOR ROTATION FUND	S&P 500 INDEX[2]
PAST ONE YEAR	13.62%	4.91%
SINCE INCEPTION (05/01/2002)	6.71%	5.78%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.80%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Sector Rotation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$179	$553	$952	$2,067

103

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
DYNAMIC DOW FUND	200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

DYNAMIC OTC FUND	200% OF THE PERFORMANCE OF THE NASDAQ 500® INDEX

DYNAMIC S&P 500 FUND	200% OF THE PERFORMANCE OF THE S&P 500® INDEX

INVERSE DYNAMIC DOW FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGESM

INVERSE MID-CAP FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

INVERSE OTC FUND	INVERSE (OPPOSITE) OF THE NASDAQ 100 INDEX®

INVERSE RUSSELL 2000® FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

INVERSE S&P 500 FUND	INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500® INDEX

LARGE-CAP GROWTH FUND	S&P 500/BARRA GROWTH® INDEX

LARGE-CAP VALUE FUND	S&P 500/BARRA VALUE® INDEX

MID-CAP ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE S&P MIDCAP 400® INDEX

MID-CAP GROWTH FUND	S&P MIDCAP 400 BARRA GROWTH INDEX

MID-CAP VALUE FUND	S&P MIDCAP 400/BARRA VALUE® INDEX

NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

RUSSELL 2000® ADVANTAGE FUND	150% OF THE PERFORMANCE OF THE RUSSELL 2000® INDEX

SMALL-CAP GROWTH FUND	S&P SMALLCAP 600/BARRA GROWTH® INDEX

SMALL-CAP VALUE FUND	S&P SMALLCAP 600/BARRA VALUE® INDEX

EUROPE ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE DOW JONES STOXX 50SM INDEX

JAPAN ADVANTAGE FUND	125% OF THE PERFORMANCE OF THE TOPIX 100 INDEX

GOVERNMENT LONG BOND ADVANTAGE FUND	120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

INVERSE GOVERNMENT LONG BOND FUND	INVERSE (OPPOSITE) OF THE LONG TREASURY BOND

DYNAMIC STRENGTHENING DOLLAR FUND	200% OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

DYNAMIC WEAKENING DOLLAR FUND	200% OF THE INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE U.S. DOLLAR INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500® INDEX. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

THE S&P MIDCAP 400® INDEX. The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 30, 2005, the S&P MidCap 400 Index included companies with a capitalization range of $409 million to $14.6 million.

DOW JONES STOXX 50SM INDEX. The Dow Jones Stoxx 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 30, 2005, the Dow Jones Stoxx 50 IndexSM included companies with a capitalization range of $28.7 billion to $219.8 billion.

104

PROSPECTUS

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 30, 2005, the Topix 100 Index included companies with a capitalization range of $5 billion to $187 billion.

RUSSELL 2000 INDEX®. The Russell 2000 Index® is composed of the 2,000 smallest companies in the Russell 3000 Index®, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000 index® is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 30, 2005, the Russell 2000 Index® included companies with a capitalization range of $26 million to $4.4 billion.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $806 million to $245.5 billion.

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 30, 2005, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.4 billion to $278 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $409 million to $5.8 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 30, 2005, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $711 million to $14 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $76 million to $2.7 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 30, 2005, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $150 million to $4.2 billion.

THE DOW JONES INDUSTRIAL AVERAGESM. The Dow Jones Industrial AverageSM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

THE U.S. DOLLAR INDEX®. The U.S. Dollar Index (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by averaging the exchange rates between the U.S. Dollar and six major world currencies (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc). The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

105

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Sector Rotation Fund and Multi-Cap Core Equity Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, DYNAMIC STRENGTHENING DOLLAR AND DYNAMIC WEAKENING DOLLAR FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds — the Nova, Government Long Bond Advantage, Mid-Cap Advantage, Russell 2000® Advantage, Europe Advantage, Japan Advantage, Dynamic S&P 500, Dynamic OTC, Dynamic Dow, Inverse Dynamic Dow, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds — are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow and Dynamic Weakening Dollar Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR, REAL ESTATE AND COMMODITIES FUNDS. In managing the Sector, Real Estate, and Commodities Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2000 U.S. traded securities are eligible for purchase from the industry buy list consisting of common stock and ADRs. The Advisor uses this methodology to rotate the Fund's investments among a variety of industries or sectors in order to take advantage of momentum in the top performing industries or sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES AND HEDGED EQUITY FUNDS. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is commonly referred to as market risk. To better understand this concept, the Advisor offers an expanded definition: Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. In this context, the Advisor considers exposure to both directional positions (e.g., equities and fixed income) and non-directional positions (e.g., value and corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their

106

PROSPECTUS

exposure to them, in aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Absolute Return Strategies Fund and Hedged Equity Fund employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, e.g., the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have a short exposure to directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following directional positions:

• An Equities position involves investment in a basket of stocks or index futures.

• A Fixed Income position involves investment in a basket of U.S. Government securities or bond futures.

• A Commodities position involves investment in commodity indices.

• A Currencies position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

• A Covered Call Options position involves investment in written call options on underlying securities which a Fund already owns.

• A Long Options position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Absolute Return Strategies Fund and Hedged Equity Fund will predominately have a long exposure to non-directional positions. There may be times that the Absolute Return Strategies Fund and Hedged Equity Fund will have short exposure to non-directional positions. The Absolute Return Strategies Fund and Hedged Equity Fund use some, or all, of the following non-directional position:

• A Market Neutral Value position involves investment in a basket of stocks that exhibit traditional value characteristics and sells short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Growth position involves investment in a basket of stocks that exhibit traditional growth characteristics and sells short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Momentum position involves investment in a basket of stocks that exhibit strong price momentum and sells short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Market Neutral Capitalization position involves investment in a basket of small-capitalization stocks and sells short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Merger Arbitrage Spreads position involves investment in a basket of stocks that are being acquired and sells short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

• A Duration Neutral Term Spreads position involves investment in long 10-year U.S. government securities and sells short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

• A Duration Neutral Default Spreads position involves investment in a basket of corporate bonds and sells short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

107

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (All Funds except Fixed Income, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, and Commodities Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FIXED INCOME RISK (Fixed Income and Absolute Return Strategies Funds) – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN CURRENCY RISK (International Equity, Sector Rotation, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies, and Sector Funds) – The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

• The value of a Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

• A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK (International Equity, Sector Rotation, Absolute Return Strategies, and Sector Funds) – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by

108

PROSPECTUS

owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC, Inverse OTC, Dynamic OTC, Dynamic S&P 500, Dynamic Dow, Inverse Dynamic Dow, Commodities, Real Estate and Sector Funds) – With the exception of the Sector, Commodities, and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC, Inverse OTC, and Dynamic OTC Funds' benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The Sector, Commodities and Real Estate Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

PORTFOLIO TURNOVER RISK (Absolute Return Strategies, Hedged Equity, and Sector Rotation Funds) – Each Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

TRACKING ERROR RISK (Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) – Tracking error risk refers to the risk that the Domestic Equity, International Equity, Fixed Income, Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Europe Advantage Fund and the Japan Advantage Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SHORT SALES RISK (Inverse S&P 500, Inverse OTC, Inverse Government Long Bond, Inverse Mid-Cap, Inverse Russell 2000®, Inverse Dynamic Dow, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies, Hedged Equity, and Sector Rotation Funds) – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a

109

gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK (Mid-Cap Advantage, Russell 2000® Advantage, Sector Rotation, Mid-Cap Value, Inverse Mid-Cap, Inverse Russell 2000®, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Absolute Return Strategies, Hedged Equity, Commodities, Real Estate and Sector Funds) – Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange, and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (Domestic Equity, International Equity, Absolute Return Strategies, Hedged Equity, Commodities, Dynamic Strengthening Dollar, Dynamic Weakening Dollar and Sector Rotation Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Absolute Return Strategies Fund may also enter into credit default swaps. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK (Commodities Fund) – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

  INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES – The Commodities Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the GSCI. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

  The values of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

TAX RISK (Commodities Fund) – As noted above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Rev. Rul. 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

110

PROSPECTUS

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information."

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The Government Long Bond Advantage Fund and the Inverse Government Long Bond Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government bond market is closed, including Columbus Day and Veterans' Day.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds, International Equity Funds, Fixed Income Funds, Sector Funds, Real Estate Fund, Dynamic Strengthening Dollar Fund, and Dynamic Weakening Dollar Fund are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Absolute Return Strategies, Hedged Equity, Commodities and Sector Rotation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Absolute Return Strategies, Hedged Equity, and Sector Rotation Funds.

Rydex will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus. Currently, the Funds restrict shareholders to no more than one substantive redemption out of a Fund (by any means, including exchanges) followed by a purchase of the same Fund (by any means, including exchanges) within any ninety-day period. "Substantive" means a dollar amount that the Advisor determines, in it sole discretion, could adversely affect management of a Fund. This restriction will not apply to systematic transactions, including rebalancing programs, automatic investment programs, and dividend reinvestment programs because the Trust reasonably determined that these categories of transactions do not raise frequent trading or market timing concerns. With respect to the Sector Rotation Fund, the Board of Trustees has approved a redemption fee; however, to date it has not implemented this option nor has it chosen to impose costs or administrative fees on shareholders. In the event the Board of Trustees decides to implement the redemption fee, such fee will be imposed uniformly by the Fund subject to the limitations discussed below. With respect to the Absolute Return Strategies Fund and Hedged Equity Fund, the Board of Trustees has also approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within thirty (30) days of buying them (either by purchase or exchange) subject to the limitations discussed below. For purposes of applying the Funds' policies, Rydex Investments may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if Rydex reasonably believes that the trading activity would be harmful or disruptive to the Funds.

111

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by insurance companies, brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to enforce these policies (or assess any applicable redemption fee) will be solely dependent on the ability and willingness of the various insurance companies to assist in their enforcement. Thus, despite the Funds' policies and procedures, frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, except the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated once each Business Day as of the regularly scheduled close of normal trading on the NYSE (currently, 4:00 p.m., Eastern Time). For the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, the NAV is calculated twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE.

Each insurance company may have different rules about the timing and processing of transaction orders. As a result, transactions at the morning NAV, for the Dynamic Dow Fund, Dynamic OTC Fund, Dynamic S&P 500 Fund, and Inverse Dynamic Dow Fund, may not be available through each insurance company. For more information about your insurance company's transaction order processing rules, you should contact your insurance company directly.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund, except for the Europe Advantage and Japan Advantage Funds, generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The Europe Advantage and Japan Advantage Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe Advantage and Japan Advantage Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe Advantage and Japan Advantage Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds, except the Government Long Bond Advantage Fund which declares and pays dividends daily to the insurance company. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

112

PROSPECTUS

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
DYNAMIC DOW	.90%
DYNAMIC OTC	.90%
DYNAMIC S&P 500.90%
INVERSE DYNAMIC DOW	.90%
INVERSE MID-CAP	.90%
INVERSE OTC	.90%
INVERSE RUSSELL 2000®	.90%
INVERSE S&P 500.90%
LARGE-CAP GROWTH	.75%
LARGE-CAP VALUE	.75%
MID-CAP ADVANTAGE	.90%
MID-CAP GROWTH	.75%
MID-CAP VALUE	.75%
NOVA	.75%
OTC	.75%
RUSSELL 2000® ADVANTAGE	.90%
SMALL-CAP GROWTH	.75%
SMALL-CAP VALUE	.75%
SECTOR FUNDS (EXCEPT PRECIOUS METALS AND COMMODITIES)	.85%
PRECIOUS METALS	.75%
EUROPE ADVANTAGE	.90%
JAPAN ADVANTAGE	.90%
GOVERNMENT LONG BOND ADVANTAGE	.50%
INVERSE GOVERNMENT LONG BOND	.90%
ABSOLUTE RETURN STRATEGIES	1.15%
COMMODITIES	.75%
DYNAMIC STRENGTHENING DOLLAR	.90%
DYNAMIC WEAKENING DOLLAR	.90%
HEDGED EQUITY	1.15%
REAL ESTATE	.85%
SECTOR ROTATION	.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

113

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

114

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)	$.30	$8.56	3.97%
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§	1.05	8.26	14.62%
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—	2.03	7.21	39.19%
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)	(3.49)	5.18	(35.72)%
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)	(5.21)	8.67	(23.58)%
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	5.19	.08	(.12)	(.04)	—	—	—	—	(.04)	5.15	(0.77)%
December 31, 2004	5.77	(.02)	(.56)	(.58)	—	—	—	—	(.58)	5.19	(10.05)%
December 31, 2003	7.57	(.04)	(1.76)	(1.80)	—	—	—	—	(1.80)	5.77	(23.78)%
December 31, 2002	6.29	(.02)	1.38	1.36	(.08)	—	—	(.08)	1.28	7.57	21.64%
December 31, 2001	6.09	.12	.88	1.00	(.80)	—	—	(.80)	.20	6.29	14.99%
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	.16	14.55	1.11%
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	1.23	14.39	9.35%
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—	4.11	13.16	45.41%
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—	(5.75)	9.05	(38.85)%
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—	(8.03)	14.80	(35.17)%
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	21.24	.33	(.06)	.27	—	—	—	—	.27	21.51	1.27%
December 31, 2004	24.09	(.08)	(2.77)	(2.85)	—	—	—	—	(2.85)	21.24	(11.83)%
December 31, 2003	39.04	(.22)	(14.33)	(14.55)	—	(.40)	—	(.40)	(14.95)	24.09	(37.37)%
December 31, 2002	29.48	(.19)	10.22	10.03	(.47)	—	—	(.47)	9.56	39.04	33.85%
December 31, 2001*	25.00	.03	4.45	4.48	—	—	—	—	4.48	29.48	17.92%
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	19.83	.10	.53	.63	(.02)	(2.07)	—	(2.09)	(1.46)	18.37	3.38%
December 31, 2004	21.59	.02	2.98	3.00	—	(4.76)	—	(4.76)	(1.76)	19.83	16.90%
December 31, 2003	16.09	(.11)	8.95	8.84	—	(3.34)	—	(3.34)	5.50	21.59	54.94%
December 31, 2002	29.87	(.09)	(13.65)	(13.74)	—	(.04)	—	(.04)	(13.78)	16.09	(46.00)%
December 31, 2001*	25.00	(.25)	5.12	4.87	—	—	—	—	4.87	29.87	19.48%
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	23.09	(.09)	(.61)	(.70)	—	—	—	—	(.70)	22.39	(3.03)%
December 31, 2004	21.73	(.06)	2.76	2.70	(.97)	(.06)	(.31)	(1.34)	1.36	23.09	14.21%
December 31, 2003	11.90	(.21)	11.95	11.74	—	(1.91)	—	(1.91)	9.83	21.73	98.63%
December 31, 2002	38.97	(.13)	(26.94)	(27.07)	—	—	—	—	(27.07)	11.90	(69.46)%
December 31, 2001*	25.00	(.59)	14.56	13.97	—	—	—	—	13.97	38.97	55.88%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	1.53%	1.53%	0.60%		381%	$132,018
December 31, 2004	1.46%	1.46%	0.41%		654%	130,200
December 31, 2003	1.54%	1.54%	0.09%		729%	81,816
December 31, 2002	1.72%	1.72%	(0.14)%		570%	34,017
December 31, 2001	1.45%	1.45%	2.61%		—	60,941
Inverse S&P 500 Fund (Formerly, Ursa Fund)
December 31, 2005	1.77%	1.70%	1.46%		—	32,505
December 31, 2004	1.62%	1.62%	(0.28)%		—	19,076
December 31, 2003	1.67%	1.67%	(0.59)%		—	17,822
December 31, 2002	1.79%	1.79%	(0.24)%		—	36,195
December 31, 2001	1.89%	1.89%	1.85%		—	18,997
OTC Fund
December 31, 2005	1.50%	1.50%	(0.68)%		294%	102,487
December 31, 2004	1.47%	1.47%	(0.17)%		418%	191,476
December 31, 2003	1.53%	1.53%	(1.20)%		482%	127,836
December 31, 2002	1.74%	1.74%	(1.58)%		183%	77,635
December 31, 2001	1.45%	1.45%	(1.31)%		139%	164,619
Inverse OTC Fund (Formerly, Arktos Fund)
December 31, 2005	1.70%	1.63%	1.49%		—	19,648
December 31, 2004	1.70%	1.64%	(0.35)%		—	23,928
December 31, 2003	1.68%	1.68%	(0.73)%		—	34,563
December 31, 2002	1.77%	1.77%	(0.49)%		—	24,229
December 31, 2001*	2.23%**	2.23%**	0.10	%**	—	5,955
Dynamic S&P 500 Fund (Formerly, Titan 500 Fund)
December 31, 2005	1.65%	1.65%	0.55%		585%	25,397
December 31, 2004	1.65%	1.65%	0.09%		974%	29,053
December 31, 2003	1.69%	1.69%	(0.55)%		1,085%	30,428
December 31, 2002	1.74%	1.74%	(0.49)%		—	2,122
December 31, 2001*	2.22%**	2.22%**	(1.11	)%**	—	311
Dynamic OTC Fund (Formerly, Velocity 100 Fund)
December 31, 2005	1.65%	1.65%	(0.42)%		343%	44,313
December 31, 2004	1.65%	1.65%	(0.29)%		662%	57,599
December 31, 2003	1.71%	1.71%	(1.10)%		959%	40,632
December 31, 2002	1.77%	1.77%	(0.79)%		—	3,346
December 31, 2001*	2.34%**	2.34%**	(1.77	)%**	—	477

  *  Since the commencement of operations: May 21, 2001—Arktos Fund; October 1, 2001—Titan 500 Fund and Velocity 100 Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

115

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	$26.50	$(.02)	$3.75	$3.73	$—	$(.08)	$(.08)	$3.65	$30.15	14.07%	1.65%
December 31, 2004	24.74	(.09)	4.96	4.87	—	(3.11)	(3.11)	1.76	26.50	22.14%	1.64%
December 31, 2003	17.77	(.12)	9.44	9.32	—	(2.35)	(2.35)	6.97	24.74	52.43%	1.70%
December 31, 2002	31.21	(.12)	(7.18)	(7.30)	—	(6.14)	(6.14)	(13.44)	17.77	(24.44)%	1.75%
December 31, 2001*	25.00	(.20)	6.88	6.68	—	(.47)	(.47)	6.21	31.21	26.67%	2.27%**
Inverse Mid-Cap Fund
December 31, 2005	44.03	.70	(4.31)	(3.61)	(1.27)	—	(1.27)	(4.88)	39.15	(8.16)%	1.64%
December 31, 2004*	50.00	(.06)	(5.91)	(5.97)	—	—	—	(5.97)	44.03	(11.94)%	1.62%**
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	33.65	.01	1.31	1.32	(.83)	—	(.83)	.49	34.14	3.91%	1.63%
December 31, 2004	29.75	(.10)	6.95	6.85	—	(2.95)	(2.95)	3.90	33.65	25.20%	1.65%
December 31, 2003	20.11	(.18)	13.11	12.93	—	(3.29)	(3.29)	9.64	29.75	64.28%	1.70%
December 31, 2002	31.91	(.17)	(11.08)	(11.25)	—	(.55)	(.55)	(11.80)	20.11	(35.45)%	1.74%
December 31, 2001*	25.00	(.31)	7.56	7.25	—	(.34)	(.34)	6.91	31.91	28.97%	2.26%**
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	42.83	.65	(1.98)	(1.33)	(.90)	—	(.90)	(2.23)	40.60	(3.07)%	1.63%
December 31, 2004*	50.00	(.10)	(7.07)	(7.17)	—	—	—	(7.17)	42.83	(14.34)%	1.65%**
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	11.88	.41	.50	.91	(.41)	—	(.41)	.50	12.38	7.71%	1.18%
December 31, 2004	11.67	.40	.54	.94	(.40)	(.33)	(.73)	.21	11.88	8.42%	1.21%
December 31, 2003	13.08	.41	(.52)	(.11)	(.41)	(.89)	(1.30)	(1.41)	11.67	(0.64)%	1.23%
December 31, 2002	11.44	.44	1.64	2.08	(.44)	—	(.44)	1.64	13.08	18.62%	1.24%
December 31, 2001	11.80	.37	(.36)	.01	(.37)	—	(.37)	(.36)	11.44	0.08%	2.37%
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	21.95	(.07)	(1.08)	(1.15)	—	—	—	(1.15)	20.80	(5.24)%	5.11%
December 31, 2004	24.82	(.66)	(1.98)	(2.64)	—	(.23)	(.23)	(2.87)	21.95	(10.67)%	5.02%
December 31, 2003*	25.00	(.13)	(.05)	(.18)	—	—	—	(.18)	24.82	(0.72)%	1.69%**
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	22.62	.21	1.23	1.44	(.09)	(.13)	(.22)	1.22	23.84	6.36%	1.63%
December 31, 2004	22.87	(.05)	3.71	3.66	(3.82)	(.09)	(3.91)	(.25)	22.62	16.15%	1.64%
December 31, 2003	19.52	(.17)	8.58	8.41	—	(5.06)	(5.06)	3.35	22.87	43.08%	1.70%
December 31, 2002	28.01	(.09)	(7.84)	(7.93)	(.01)	(.55)	(.56)	(8.49)	19.52	(28.35)%	1.78%
December 31, 2001*	25.00	(.16)	3.17	3.01	—	—	—	3.01	28.01	12.04%	2.17%**
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	27.77	.48	5.17	5.65	—	—	—	5.65	33.42	20.35%	1.70%
December 31, 2004	25.17	(.14)	2.74	2.60	—	—	—	2.60	27.77	10.33%	1.63%
December 31, 2003	18.29	(.16)	7.04	6.88	—	—	—	6.88	25.17	37.62%	1.69%
December 31, 2002	21.91	(.08)	(3.46)	(3.54)	—	(.08)	(.08)	(3.62)	18.29	(16.20)%	1.80%
December 31, 2001*	25.00	(.16)	(2.93)	(3.09)	—	—	—	(3.09)	21.91	(12.36)%	2.23%**

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Operating Expenses††	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Mid-Cap Advantage Fund (Formerly, Medius Fund)
December 31, 2005	1.65%	1.65%	(0.05)%		573%	$51,197
December 31, 2004	1.64%	1.64%	(0.37)%		866%	34,162
December 31, 2003	1.70%	1.70%	(0.54)%		1,665%	18,544
December 31, 2002	1.75%	1.75%	(0.49)%		4,320%	6,707
December 31, 2001*	2.27%**	2.27%**	(0.87	)%**	3,707%	754
Inverse Mid-Cap Fund
December 31, 2005	1.64%	1.64%	1.65%		—	2,846
December 31, 2004*	1.62%**	1.62%**	(0.17	)%**	—	1,319
Russell 2000® Advantage Fund (Formerly, Mekros Fund)
December 31, 2005	1.63%	1.63%	0.04%		404%	38,589
December 31, 2004	1.65%	1.65%	(0.32)%		1,171%	112,649
December 31, 2003	1.70%	1.70%	(0.66)%		1,135%	122,995
December 31, 2002	1.74%	1.74%	(0.70)%		1,940%	12,947
December 31, 2001*	2.26%**	2.26%**	(0.96	)%**	848%	8,524
Inverse Russell 2000® Fund (Formerly, Inverse Small-Cap Fund)
December 31, 2005	1.63%	1.63%	1.49%		—	11,850
December 31, 2004*	1.65%**	1.65%**	(0.29	)%**	—	4,344
Government Long Bond Advantage Fund (Formerly, U.S. Government Bond Fund)
December 31, 2005	1.18%	1.18%	3.30%		1,284%	60,160
December 31, 2004	1.21%	1.21%	3.36%		1,318%	48,709
December 31, 2003	1.23%	1.23%	3.26%		1,272%	65,358
December 31, 2002	1.24%	1.24%	3.65%		1,239%	25,190
December 31, 2001	2.01%	2.01%	3.22%		1,247%	4,521
Inverse Government Long Bond Fund (Formerly, Juno Fund)
December 31, 2005	5.11%	1.63%	(0.33)%		589%	29,671
December 31, 2004	5.02%	1.63%	(2.86)%		—	41,098
December 31, 2003*	1.69%**	1.69%**	(0.74	)%**	—	22,355
Europe Advantage Fund (Formerly, Large-Cap Europe Fund)
December 31, 2005	1.63%	1.63%	0.94%		399%	25,954
December 31, 2004	1.64%	1.64%	(0.23)%		—	54,994
December 31, 2003	1.70%	1.70%	(0.75)%		—	38,443
December 31, 2002	1.78%	1.78%	(0.41)%		—	3,082
December 31, 2001*	2.17%**	2.17%**	(0.55	)%**	—	1,322
Japan Advantage Fund (Formerly, Large-Cap Japan Fund)
December 31, 2005	1.70%	1.70%	1.72%		—	55,219
December 31, 2004	1.63%	1.63%	(0.50)%		—	14,228
December 31, 2003	1.69%	1.69%	(0.75)%		—	11,541
December 31, 2002	1.80%	1.80%	(0.38)%		—	3,590
December 31, 2001*	2.23%**	2.23%**	(0.62	)%**	—	643

  *  Since the commencement of operations: October 1, 2001—Medius Fund, Mekros Fund, Large-Cap Europe Fund and Large-Cap Japan Fund; May 1, 2003—Juno Fund; May 3, 2004—Inverse Mid-Cap Fund and Inverse Small-Cap Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude interest expense from securities sold short.

116

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	$25.89	$.24	$(1.25)	$(1.01)	$(.17)	$(1.61)	$(1.78)	$(2.79)	$23.10	(3.81)%
December 31, 2004*	25.00	.14	2.03	2.17	(1.16)	(.12)	(1.28)	.89	25.89	8.65%
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	43.22	.74	(.06)	.68	(.70)	—	(.70)	(.02)	43.20	1.63%
December 31, 2004*	50.00	(.03)	(5.71)	(5.74)	—	(1.04)	(1.04)	(6.78)	43.22	(11.47)%
Small-Cap Value Fund
December 31, 2005	28.84	(.05)	1.13	1.08	—	(4.25)	(4.25)	(3.17)	25.67	3.64%
December 31, 2004*	25.00	.01	4.50	4.51	(.01)	(.66)	(.67)	3.84	28.84	18.03%
Mid-Cap Value Fund
December 31, 2005	27.08	.07	2.28	2.35	(.20)	(9.96)	(10.16)	(7.81)	19.27	8.32%
December 31, 2004*	25.00	—	3.80	3.80	(— )§	(1.72)	(1.72)	2.08	27.08	15.20%
Large-Cap Value Fund
December 31, 2005	27.68	.21	.95	1.16	(.15)	(.79)	(.94)	.22	27.90	4.19%
December 31, 2004*	25.00	.12	3.00	3.12	(.11)	(.33)	(.44)	2.68	27.68	12.49%
Small-Cap Growth Fund
December 31, 2005	28.55	(.21)	2.00	1.79	—	(1.70)	(1.70)	.09	28.64	6.20%
December 31, 2004*	25.00	(.17)	4.12	3.95	—	(.40)	(.40)	3.55	28.55	15.82%
Mid-Cap Growth Fund
December 31, 2005	27.13	(.20)	3.31	3.11	—	—	—	3.11	30.24	11.46%
December 31, 2004*	25.00	(.13)	2.26	2.13	—	—	—	2.13	27.13	8.52%
Large-Cap Growth Fund
December 31, 2005	25.75	(.01)	.47	.46	(.02)	(.50)	(.52)	(.06)	25.69	1.77%
December 31, 2004*	25.00	.36	.71	1.07	(.15)	(.17)	(.32)	.75	25.75	4.26%
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	25.00	.14	.65	.79	(.17)	—	(.17)	.62	25.62	3.16%
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	25.00	.15	(.78)	(.63)	(.06)	—	(.06)	(.69)	24.31	(2.53)%
Sector Rotation Fund
December 31, 2005	11.16	(.02)	1.54	1.52	—	—	—	1.52	12.68	13.62%
December 31, 2004	10.08	(.05)	1.13	1.08	—	—	—	1.08	11.16	10.71%
December 31, 2003	7.76	(.07)	2.39	2.32	—	—	—	2.32	10.08	29.97%
December 31, 2002*	10.00	(.01)	(2.23)	(2.24)	—	—	—	(2.24)	7.76	(22.40)%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses		Total Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Dynamic Dow Fund (Formerly, Long Dynamic Dow 30 Fund)
December 31, 2005	1.67%		1.67%		1.03%		666%	$12,920
December 31, 2004*	1.63	%**	1.63	%**	0.91	%**	907%	10,419
Inverse Dynamic Dow Fund (Formerly, Inverse Dynamic Dow 30 Fund)
December 31, 2005	1.65%		1.65%		1.67%		—	7,257
December 31, 2004*	1.62	%**	1.62	%**	(0.09	)%**	—	3,184
Small-Cap Value Fund
December 31, 2005	1.47%		1.47%		(0.16)%		825%	19,035
December 31, 2004*	1.46	%**	1.46	%**	0.07	%**	507%	47,274
Mid-Cap Value Fund
December 31, 2005	1.48%		1.48%		0.26%		1,133%	14,232
December 31, 2004*	1.48	%**	1.48	%**	0.01	%**	1,173%	19,479
Large-Cap Value Fund
December 31, 2005	1.50%		1.50%		0.77%		493%	24,547
December 31, 2004*	1.45	%**	1.45	%**	0.69	%**	983%	11,144
Small-Cap Growth Fund
December 31, 2005	1.50%		1.50%		(0.72)%		737%	24,308
December 31, 2004*	1.46	%**	1.46	%**	(0.93	)%**	733%	30,269
Mid-Cap Growth Fund
December 31, 2005	1.52%		1.52%		(0.70)%		1,178%	53,035
December 31, 2004*	1.46	%**	1.46	%**	(0.75	)%**	875%	20,702
Large-Cap Growth Fund
December 31, 2005	1.52%		1.52%		(0.03)%		1,111%	22,538
December 31, 2004*	1.46	%**	1.46	%**	2.12	%**	1,087%	20,012
Dynamic Strengthening Dollar Fund (Formerly, Strengthening Dollar Fund)
December 31, 2005*	1.78	%**	1.78	%**	2.11	%**	—	1,250
Dynamic Weakening Dollar Fund (Formerly, Weakening Dollar Fund)
December 31, 2005*	1.76	%**	1.76	%**	2.28	%**	—	2,954
Sector Rotation Fund
December 31, 2005	1.70%		1.70%		(0.20)%		281%	61,834
December 31, 2004	1.63%		1.63%		(0.52)%		333%	27,747
December 31, 2003	1.70%		1.70%		(0.78)%		401%	20,594
December 31, 2002*	1.69	%**	1.69	%**	(0.16	)%**	357%	6,669

  *  Since the commencement of operations: May 1, 2002—Sector Rotation Fund; May 3, 2004—Long Dynamic Dow 30 Fund, Inverse Dynamic Dow 30 Fund, Small-Cap Value Fund, Mid-Cap Value Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Mid-Cap Growth Fund and Large-Cap Growth Fund; September 30, 2005—Strengthening Dollar Fund and Weakening Dollar Fund.

  **   Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00454.

  §§  Less than $.01 per share. Actual Amount = $.00471.

  §§§  Less than $.01 per share. Actual Amount = $.00011.

  §§§§  Less than $.01 per share. Actual Amount = $.00199.

117

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Banking Fund
December 31, 2005	$36.29	$.44	$(1.52)	$(1.08)	$(.49)	$(5.03)	$(5.52)	$(6.60)	$29.69	(2.77)%
December 31, 2004	32.50	.35	4.38	4.73	(.11)	(.83)	(.94)	3.79	36.29	14.74%
December 31, 2003	24.95	.36	7.52	7.88	(.33)	—	(.33)	7.55	32.50	31.74%
December 31, 2002	25.21	.28	(.47)	(.19)	(.07)	—	(.07)	(.26)	24.95	(0.78)%
December 31, 2001*	25.00	.45	(.24)	.21	—	—	—	.21	25.21	0.84%
Basic Materials Fund
December 31, 2005	32.66	.12	.80	0.92	(.13)	(5.58)	(5.71)	(4.79)	27.87	4.04%
December 31, 2004	27.69	.09	5.58	5.67	(.01)	(.69)	(.70)	4.97	32.66	20.83%
December 31, 2003	21.07	.04	6.59	6.63	(.01)	—	(.01)	6.62	27.69	31.46%
December 31, 2002	24.21	.09	(3.17)	(3.08)	(.06)	—	(.06)	(3.14)	21.07	(12.75)%
December 31, 2001*	25.00	.22	(1.01)	(.79)	—	—	—	(.79)	24.21	(3.16)%
Biotechnology Fund
December 31, 2005	19.31	(.31)	2.37	2.06	—	—	—	2.06	21.37	10.67%
December 31, 2004	19.10	(.29)	.50	.21	—	—	—	.21	19.31	1.10%
December 31, 2003	13.44	(.28)	5.94	5.66	—	—	—	5.66	19.10	42.11%
December 31, 2002	24.67	(.28)	(10.91)	(11.19)	—	(.04)	(.04)	(11.23)	13.44	(45.35)%
December 31, 2001*	25.00	(.55)	.22	(.33)	—	—	—	(.33)	24.67	(1.32)%
Commodities Fund
December 31, 2005*	25.00	.14	(2.98)	(2.84)	(.06)	—	(.06)	(2.90)	22.10	(11.34)%
Consumer Products Fund
December 31, 2005	32.95	.14	(.26)	(0.12)	(.17)	(1.03)	(1.20)	(1.32)	31.63	(0.40)%
December 31, 2004	29.39	.11	3.78	3.89	(.01)	(.32)	(.33)	3.56	32.95	13.30%
December 31, 2003	24.36	.01	5.29	5.30	(.02)	(.25)	(.27)	5.03	29.39	21.86%
December 31, 2002	25.32	.04	(.95)	(.91)	(.01)	(.04)	(.05)	(.96)	24.36	(3.61)%
December 31, 2001*	25.00	.05	.27	.32	—	—	—	0.32	25.32	1.28%
Electronics Fund
December 31, 2005	13.17	(.16)	.67	.51	—	—	—	.51	13.68	3.87%
December 31, 2004	16.88	(.20)	(3.51)	(3.71)	—	—	—	(3.71)	13.17	(21.98)%
December 31, 2003	9.94	(.21)	7.15	6.94	—	—	—	6.94	16.88	69.82%
December 31, 2002	20.64	(.24)	(9.67)	(9.91)	—	(.79)	(.79)	(10.70)	9.94	(48.21)%
December 31, 2001*	25.00	(.43)	(3.93)	(4.36)	—	—	—	(4.36)	20.64	(17.44)%
Energy Fund
December 31, 2005	29.68	—	11.44	11.44	(.01)	(1.91)	(1.92)	9.52	39.20	38.54%
December 31, 2004	22.45	.01	7.23	7.24	(— )§	(.01)	(.01)	7.23	29.68	32.27%
December 31, 2003	18.25	.01	4.19	4.20	—	—	—	4.20	22.45	23.01%
December 31, 2002	21.10	(.02)	(2.83)	(2.85)	—	—	—	(2.85)	18.25	(13.51)%
December 31, 2001*	25.00	(.11)	(3.79)	(3.90)	—	—	—	(3.90)	21.10	(15.60)%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Banking Fund
December 31, 2005	1.58%	1.34%		532%	$14,580
December 31, 2004	1.59%	1.02%		884%	21,920
December 31, 2003	1.65%	1.24%		1,268%	17,115
December 31, 2002	1.67%	1.10%		1,813%	5,008
December 31, 2001*	1.99%**	1.80	%**	605%	630
Basic Materials Fund
December 31, 2005	1.57%	0.41%		364%	28,317
December 31, 2004	1.59%	0.30%		725%	46,162
December 31, 2003	1.67%	0.17%		1,175%	44,561
December 31, 2002	1.75%	0.38%		1,848%	901
December 31, 2001*	1.95%**	0.85	%**	929%	929
Biotechnology Fund
December 31, 2005	1.66%	(1.59)%		652%	36,086
December 31, 2004	1.59%	(1.51)%		1,169%	6,588
December 31, 2003	1.64%	(1.61)%		1,475%	12,557
December 31, 2002	1.79%	(1.76)%		3,483%	3,575
December 31, 2001*	2.27%**	(2.24	)%**	720%	1,959
Commodities Fund
December 31, 2005*	1.64%**	2.41	%**	—	28,187
Consumer Products Fund
December 31, 2005	1.58%	0.42%		357%	22,177
December 31, 2004	1.59%	0.36%		730%	24,433
December 31, 2003	1.63%	0.12%		936%	8,818
December 31, 2002	1.72%	0.18%		985%	6,153
December 31, 2001*	2.07%**	0.19	%**	285%	1,305
Electronics Fund
December 31, 2005	1.62%	(1.24)%		1,136%	8,306
December 31, 2004	1.59%	(1.34)%		1,325%	12,289
December 31, 2003	1.65%	(1.51)%		1,264%	27,918
December 31, 2002	1.84%	(1.63)%		2,685%	4,384
December 31, 2001*	2.36%**	(2.13	)%**	466%	1,423
Energy Fund
December 31, 2005	1.59%	(0.01)%		351%	83,437
December 31, 2004	1.58%	0.04%		542%	60,501
December 31, 2003	1.66%	0.04%		1,225%	31,832
December 31, 2002	1.72%	(0.13)%		1,341%	5,834
December 31, 2001*	2.05%**	(0.50	)%**	478%	2,177

  *  Since the commencement of operations: May 2, 2001—Banking Fund, Basic Materials Fund and Biotechnology Fund; May 29, 2001—Consumer Products Fund and Energy Fund; August 3, 2001—Electronics Fund; September 30, 2005—Commodities Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00170.

118

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Energy Services Fund
December 31, 2005	$20.85	$(.30)	$10.37	$10.07	$—	$—	$—	$10.07	$30.92	48.30%
December 31, 2004	15.59	(.22)	5.48	5.26	—	—	—	5.26	20.85	33.74%
December 31, 2003	14.38	(.16)	1.37	1.21	—	—	—	1.21	15.59	8.41%
December 31, 2002	17.74	(.17)	(2.08)	(2.25)	—	(1.11)	(1.11)	(3.36)	14.38	(12.07)%
December 31, 2001*	25.00	(.24)	(7.02)	(7.26)	—	—	—	(7.26)	17.74	(29.04)%
Financial Services Fund
December 31, 2005	30.38	.28	.67	.95	(.25)	(1.98)	(2.23)	(1.28)	29.10	3.38%
December 31, 2004	26.00	.23	4.21	4.44	(.06)	—	(.06)	4.38	30.38	17.12%
December 31, 2003	20.19	.14	5.70	5.84	(.03)	—	(.03)	5.81	26.00	28.92%
December 31, 2002	23.90	.09	(3.69)	(3.60)	—	(.11)	(.11)	(3.71)	20.19	(15.10)%
December 31, 2001*	25.00	(.02)	(1.08)	(1.10)	—	—	—	(1.10)	23.90	(4.40)%
Health Care Fund
December 31, 2005	25.46	(.16)	2.87	2.71	—	—	—	2.71	28.17	10.64%
December 31, 2004	24.28	(.16)	1.65	1.49	—	(.31)	(.31)	1.18	25.46	6.22%
December 31, 2003	18.71	(.19)	5.76	5.57	—	—	—	5.57	24.28	29.77%
December 31, 2002	23.82	(.09)	(4.98)	(5.07)	—	(.04)	(.04)	(5.11)	18.71	(21.31)%
December 31, 2001*	25.00	(.30)	(.88)	(1.18)	—	—	—	(1.18)	23.82	(4.72)%
Internet Fund
December 31, 2005	17.01	(.21)	(.13)	(.34)	—	(1.93)	(1.93)	(2.27)	14.74	(1.38)%
December 31, 2004	14.68	(.23)	2.56	2.33	—	—	—	2.33	17.01	15.87%
December 31, 2003	8.93	(.20)	5.95	5.75	—	—	—	5.75	14.68	64.39%
December 31, 2002	15.76	(.17)	(6.66)	(6.83)	—	—	—	(6.83)	8.93	(43.34)%
December 31, 2001*	25.00	(.37)	(8.87)	(9.24)	—	—	—	(9.24)	15.76	(36.96)%
Leisure Fund
December 31, 2005	25.39	(.19)	(1.03)	(1.22)	—	(2.21)	(2.21)	(3.43)	21.96	(4.87)%
December 31, 2004	20.80	(.17)	5.07	4.90	—	(.31)	(.31)	4.59	25.39	23.86%
December 31, 2003	15.42	(.08)	5.46	5.38	—	—	—	5.38	20.80	34.89%
December 31, 2002	18.09	(.18)	(2.49)	(2.67)	—	—	—	(2.67)	15.42	(14.76)%
December 31, 2001*	25.00	(.30)	(6.61)	(6.91)	—	—	—	(6.91)	18.09	(27.64)%
Precious Metals Fund
December 31, 2005	8.57	(.02)	1.81	1.79	—	—	—	1.79	10.36	20.89%
December 31, 2004	9.99	(.05)	(1.37)	(1.42)	—	—	—	(1.42)	8.57	(14.21)%
December 31, 2003	7.09	(.03)	2.93	2.90	—	—	—	2.90	9.99	40.90%
December 31, 2002	4.87	(.02)	2.24	2.22	—	—	—	2.22	7.09	45.59%
December 31, 2001	4.31	(.04)	.60	.56	—	—	—	.56	4.87	12.99%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Energy Services Fund
December 31, 2005	1.61%	(1.17)%		317%	$79,722
December 31, 2004	1.58%	(1.19)%		808%	29,316
December 31, 2003	1.65%	(1.13)%		2,691%	7,754
December 31, 2002	1.71%	(1.00)%		2,159%	4,427
December 31, 2001*	2.06%**	(1.26	)%**	3,182%	1,551
Financial Services Fund
December 31, 2005	1.59%	0.94%		549%	36,839
December 31, 2004	1.59%	0.84%		762%	45,180
December 31, 2003	1.64%	0.61%		2,039%	15,581
December 31, 2002	1.85%	0.41%		1,727%	2,748
December 31, 2001*	2.19%**	(0.11	)%**	315%	2,607
Health Care Fund
December 31, 2005	1.60%	(0.62)%		330%	51,692
December 31, 2004	1.59%	(0.67)%		629%	30,435
December 31, 2003	1.64%	(0.88)%		1,222%	27,880
December 31, 2002	1.70%	(0.45)%		1,617%	5,164
December 31, 2001*	2.23%**	(1.33	)%**	757%	951
Internet Fund
December 31, 2005	1.61%	(1.36)%		676%	20,959
December 31, 2004	1.58%	(1.49)%		693%	36,922
December 31, 2003	1.65%	(1.59)%		957%	25,101
December 31, 2002	1.75%	(1.69)%		3,041%	3,703
December 31, 2001*	2.33%**	(2.29	)%**	2,341%	891
Leisure Fund
December 31, 2005	1.56%	(0.79)%		369%	13,961
December 31, 2004	1.58%	(0.74)%		663%	51,755
December 31, 2003	1.65%	(0.41)%		1,353%	30,016
December 31, 2002	1.74%	(0.98)%		1,976%	2,015
December 31, 2001*	1.98%**	(1.49	)%**	269%	804
Precious Metals Fund
December 31, 2005	1.57%	(0.24)%		308%	68,241
December 31, 2004	1.46%	(0.54)%		519%	35,043
December 31, 2003	1.54%	(0.38)%		658%	44,606
December 31, 2002	1.67%	(0.29)%		1,001%	38,839
December 31, 2001	2.18%	(0.79)%		957%	875

  *  Since the commencement of operations: May 2, 2001—Energy Services Fund; May 22, 2001—Leisure Fund; May 24, 2001—Internet Fund; June 19, 2001—Health Care Fund; July 20, 2001—Financial Services Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

119

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Real Estate Fund
December 31, 2005	$38.02	$.71	$2.01	$2.72	$(.44)	$—	$(.44)	$2.28	$40.30	7.15%
December 31, 2004	30.25	1.02	7.79	8.81	(.14)	(.90)	(1.04)	7.77	38.02	29.54%
December 31, 2003	24.96	.94	6.62	7.56	(.85)	(1.42)	(2.27)	5.29	30.25	30.31%
December 31, 2002	25.77	1.97	(2.26)	(.29)	(.48)	(.04)	(.52)	(.81)	24.96	(1.12)%
December 31, 2001*	25.00	1.44	(.42)	1.02	(.25)	—	(.25)	.77	25.77	4.09%
Retailing Fund
December 31, 2005	26.65	(.25)	1.70	1.45	—	(.25)	(.25)	1.20	27.85	5.48%
December 31, 2004	25.99	(.22)	2.62	2.40	—	(1.74)	(1.74)	.66	26.65	10.06%
December 31, 2003	19.29	(.25)	7.05	6.80	—	(.10)	(.10)	6.70	25.99	35.27%
December 31, 2002	25.65	(.27)	(5.30)	(5.57)	—	(.79)	(.79)	(6.36)	19.29	(21.91)%
December 31, 2001*	25.00	(.38)	1.03	.65	—	—	—	.65	25.65	2.60%
Technology Fund
December 31, 2005	13.50	(.16)	.58	.42	—	—	—	.42	13.92	3.11%
December 31, 2004	14.88	(.05)	.03	(.02)	—	(1.36)	(1.36)	(1.38)	13.50	1.15%
December 31, 2003	9.92	(.18)	6.21	6.03	—	(1.07)	(1.07)	4.96	14.88	61.32%
December 31, 2002	18.61	(.18)	(7.15)	(7.33)	—	(1.36)	(1.36)	(8.69)	9.92	(39.11)%
December 31, 2001*	25.00	(.39)	(6.00)	(6.39)	—	—	—	(6.39)	18.61	(25.56)%
Telecommunications Fund
December 31, 2005	20.53	.19	.06	.25	—	(1.97)	(1.97)	(1.72)	18.81	1.16%
December 31, 2004	18.22	(.02)	2.33	2.31	—	—	—	2.31	20.53	12.68%
December 31, 2003	13.63	(.03)	4.62	4.59	—	(— )§	(— )§	4.59	18.22	33.68%
December 31, 2002	22.56	(.05)	(8.88)	(8.93)	—	—	—	(8.93)	13.63	(39.58)%
December 31, 2001*	25.00	(.36)	(2.08)	(2.44)	—	—	—	(2.44)	22.56	(9.76)%
Transportation Fund
December 31, 2005	31.45	(.19)	2.64	2.45	—	(1.26)	(1.26)	1.19	32.64	8.48%
December 31, 2004	25.97	(.20)	6.09	5.89	—	(.41)	(.41)	5.48	31.45	22.99%
December 31, 2003	21.55	(.15)	4.57	4.42	—	—	—	4.42	25.97	20.51%
December 31, 2002	24.40	(.14)	(2.71)	(2.85)	—	—	—	(2.85)	21.55	(11.68)%
December 31, 2001*	25.00	(.20)	(.40)	(.60)	—	—	—	(.60)	24.40	(2.40)%
Utilities Fund
December 31, 2005	17.34	.34	1.50	1.84	(.09)	—	(.09)	1.75	19.09	10.56%
December 31, 2004	14.96	.33	2.24	2.57	(.19)	—	(.19)	2.38	17.34	17.31%
December 31, 2003	12.24	.31	2.77	3.08	(.36)	—	(.36)	2.72	14.96	25.40%
December 31, 2002	18.23	.33	(6.31)	(5.98)	(.01)	—	(.01)	(5.99)	12.24	(32.83)%
December 31, 2001*	25.00	.33	(7.10)	(6.77)	—	—	—	(6.77)	18.23	(27.08)%

	RATIOS TO AVERAGE NET ASSETS:
	Total Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Real Estate Fund
December 31, 2005	1.59%	1.84%		774%	$29,074
December 31, 2004	1.59%	3.06%		1,139%	26,915
December 31, 2003	1.64%	3.26%		1,478%	12,183
December 31, 2002	1.68%	7.60%		1,927%	1,902
December 31, 2001*	2.31%**	5.75	%**	17%	162
Retailing Fund
December 31, 2005	1.58%	(0.90)%		421%	17,616
December 31, 2004	1.58%	(0.83)%		609%	20,800
December 31, 2003	1.64%	(1.04)%		785%	15,149
December 31, 2002	1.81%	(1.23)%		1,668%	3,102
December 31, 2001*	2.24%**	(1.65	)%**	740%	1,994
Technology Fund
December 31, 2005	1.62%	(1.21)%		541%	19,145
December 31, 2004	1.58%	(0.36)%		767%	19,919
December 31, 2003	1.64%	(1.39)%		1,302%	20,641
December 31, 2002	1.71%	(1.52)%		1,098%	5,021
December 31, 2001*	2.34%**	(2.08	)%**	490%	1,216
Telecommunications Fund
December 31, 2005	1.60%	0.98%		362%	16,898
December 31, 2004	1.58%	(0.08)%		809%	30,191
December 31, 2003	1.64%	(0.19)%		974%	14,543
December 31, 2002	1.69%	(0.39)%		855%	6,106
December 31, 2001*	2.25%**	(1.61	)%**	1,316%	407
Transportation Fund
December 31, 2005	1.58%	(0.63)%		258%	31,378
December 31, 2004	1.57%	(0.71)%		473%	47,333
December 31, 2003	1.64%	(0.65)%		1,045%	8,032
December 31, 2002	1.69%	(0.63)%		1,435%	6,301
December 31, 2001*	2.16%**	(0.89	)%**	609%	522
Utilities Fund
December 31, 2005	1.60%	1.80%		342%	39,943
December 31, 2004	1.57%	2.06%		904%	21,902
December 31, 2003	1.62%	2.29%		1,491%	13,430
December 31, 2002	1.67%	2.54%		829%	23,846
December 31, 2001*	2.08%**	1.59	%**	1,040%	908

  *  Since the commencement of operations: May 2, 2001—Technology Fund and Utilities Fund; June 11, 2001—Transportation Fund; July 23, 2001—Retailing Fund; July 27, 2001—Telecommunications Fund; October 1, 2001—Real Estate Fund.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.00019538.

120

PROSPECTUS

FINANCIAL HIGHLIGHTS

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses
Absolute Return Strategies Fund
December 31, 2005*	$25.00	$.05	$.15	$.20	$—	$—	$—	$.20	$25.20	0.80%	1.45	%**
Hedged Equity Fund
December 31, 2005*	25.00	.04	.20	.24	(.03)	—	(.03)	.21	25.21	0.94%	1.96	%**

	RATIOS TO AVERAGE NET ASSETS:
	Net Expenses		Operating Expenses††		Net Investment Income		Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Absolute Return Strategies Fund
December 31, 2005*	1.45	%**	1.20	%**	2.28	%**	19%	$3,323
Hedged Equity Fund
December 31, 2005*	1.96	%**	1.19	%**	1.62	%**	10%	3,376

  *  Since the commencement of operations: November 29, 2005.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  ††  Operating Expenses exclude short dividends expense.

121

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq, the Frank Russell Company, Dow Jones & Company Inc., Stoxx Limited Inc., the New York Board of Trade, and the Tokyo Stock Exchange (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

"New York Board of Trade®", "NYBOT®", "The U.S. Dollar Index®" and "USDX®" are trademarks or service marks of the Board of Trade of the City of New York, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or the New York Board of Trade and Standard & Poor's and the New York Board of Trade make no representation regarding the advisability of investing in the Rydex Funds. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

122

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

123

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVA46FND-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

DOMESTIC EQUITY

OTC

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUND

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Fund listed below:

DOMESTIC EQUITY FUND – OTC Fund

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUND

5	COMMON RISK/RETURN INFORMATION

6	OTC FUND

7	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

8	PURCHASING AND REDEEMING SHARES

9	DIVIDENDS, DISTRIBUTIONS, AND TAXES

10	MANAGEMENT OF THE FUND

11	FINANCIAL HIGHLIGHTS

12	INDEX PUBLISHER INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUND

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Fund's use of derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closing of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Fund's investment adviser, Rydex Investments (the "Advisor"), may not be able to cause the Fund's performance to match that of its benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark.

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

5

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

6

PROSPECTUS

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK information

The OTC Fund seeks to provide investment results that correlate to the performance of a specific benchmark over time. The current benchmark used by the Fund is set forth below:

FUND	BENCHMARK
OTC FUND	THE NASDAQ 100 INDEX®

A BRIEF GUIDE TO THE BENCHMARK.

The NASDAQ 100 Index®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor's primary objective for the Fund is to correlate with the performance of the index underlying the Fund's benchmark.

The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Fund is subject to a number of risks that may affect the value of the Fund's shares.

MARKET RISK – The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

FUTURES AND OPTIONS RISK – The Fund may invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

7

The risks associated with the Fund's use of futures and options contracts include:

• The Fund experiencing losses over certain ranges in the market that exceed losses experienced by the Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK – The Fund will not invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK – Since the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK – Tracking error risk refers to the risk that the Fund's returns may not correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK – The Fund may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

8

PROSPECTUS

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Fund come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where the Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

9

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Fund. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for the Fund, as set forth below:

FUND	ADVISORY FEE
OTC	.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

10

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
OTC Fund
December 31, 2005	.16	14.55	1.11%	1.50%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.23	14.39	9.35%	1.47%	1.47%	(0.17)%	418%	191,476
December 31, 2003	4.11	13.16	45.41%	1.53%	1.53%	(1.20)%	482%	127,836
December 31, 2002	(5.75)	9.05	(38.85)%	1.74%	1.74%	(1.58)%	183%	77,635
December 31, 2001	(8.03)	14.80	(35.17)%	1.45%	1.45%	(1.31)%	139%	164,619

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

11

INDEX PUBLISHER INFORMATION

Nasdaq (the "Index Publisher") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Fund, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by the Fund, the investors in the Fund, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, the Index Publisher does not:

• Recommend that any person invest in the Fund or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund;

• Have any responsibility or liability for the administration, management or marketing of the Fund;

• Consider the needs of the Fund or the investors in the Fund in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Fund or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

More information about the Index Publisher is located in the SAI.

12

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year. Because shares of the Fund are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVAOTC-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

CLS ADVISORONE FUNDS

AMERIGO

CLERMONT

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

CLS ADVISORONE FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Funds subadvised by CLS Investment Firm, LLC: the Amerigo Fund and the Clermont Fund (each a "Fund" and collectively, the "CLS AdvisorOne Funds" or the "Funds").

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

CLS ADVISORONE FUNDS

5	COMMON RISK/RETURN INFORMATION

6	AMERIGO FUND

8	CLERMONT FUND

10	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

13	PURCHASING AND REDEEMING SHARES

14	DIVIDENDS, DISTRIBUTIONS, AND TAXES

15	MANAGEMENT OF THE FUNDS

17	FINANCIAL HIGHLIGHTS

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

CLS ADVISORONE FUNDS

AMERIGO FUND

CLERMONT FUND

COMMON RISK/RETURN INFORMATION

Each CLS AdvisorOne Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). In this Prospectus, the ETFs, mutual funds and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

ALLOCATION OF ASSETS – The Funds' investment sub-adviser, CLS Investment Firm, LLC ("CLS" or the "Sub-Advisor"), generally allocates each Fund's assets among underlying funds representing various segments of the financial markets, which may include various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.), specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country-specific funds), international and global bond funds, U.S. Government securities, corporate bond funds, high yield bond funds, and money market funds.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve each Fund's investment objective. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if the performance is expected to be weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

SELECTION OF UNDERLYING FUNDS – The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. The Sub-Advisor selects specific underlying funds for investment based, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Sub-Advisor also considers other factors in the selection of underlying funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many underlying funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in underlying funds from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, a Fund may invest up to 100% of its total assets in one underlying fund. Also, because each Fund may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, the Fund may have a large percentage of its underlying fund assets managed by one investment adviser.

RISKS ASSOCIATED WITH INVESTMENTS IN UNDERLYING FUNDS – Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

DERIVATIVES RISK – Investing in options and/or futures subjects each Fund to certain additional risks. Options and futures are derivative securities, which are financial instruments whose value is derived from another security, a commodity such as gold or oil, or a securities index. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, such as credit risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund; currency risk, which is the risk that financial changes in the exchange rate between currencies will adversely affect the value (in U.S. Dollar terms) of an investment; and leverage risk, which is the risk that relatively small market movements may result in large changes in the value of an investment and is associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments). Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

5

AMERIGO FUND

FUND INFORMATION

FUND OBJECTIVE

The objective of the Amerigo Fund is long-term growth of capital without regard to current income. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any CLS AdvisorOne Fund, the Amerigo Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK– Due to market conditions, the value of the Fund's investments in underlying funds that own equity securities and equity derivatives, such as futures and options contracts, and direct investments in individual equity securities and equity derivatives may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FIXED INCOME RISK – The Fund's investments in underlying funds that own fixed income investments and direct investments in individual fixed income securities will change in value in response to interest rate changes and other factors, including changes in the credit quality of the issuers of the fixed income securities. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes than fixed income investments with shorter-term maturities.

FOREIGN CURRENCY AND HEDGING RISK – To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of such securities can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer's home country. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

FOREIGN SECURITIES RISK – The Fund's investments in underlying funds that own securities of foreign companies and direct investments in securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – The Fund's investments in underlying funds that own small and medium-capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

6

PROSPECTUS

AMERIGO FUND

FUND PERFORMANCE AND FEE INFORMATION

Performance

The bar chart and table below show the performance of the Amerigo Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 10.89%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -2.10%
(quarter ended June 30, 2004)

Average Annual Total Return (for periods ending December 31, 2005)1

	AMERIGO FUND	S&P 500 INDEX[2]
PAST ONE YEAR	9.35%	4.91%
SINCE INCEPTION (07/01/03)	14.66%	12.03%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES*	0.00%
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES**	1.64%

* The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to May 1, 2007. For more information, see "Distribution Plan" later in this Prospectus.

** The expenses set forth above are in addition to the expenses of the underlying funds. As a shareholder in the underlying funds, the Fund will indirectly bear its proportionate share of the fees and expenses of the underlying funds. On average, the estimated total annual fund expenses for the underlying funds range from 0.20% to 0.35%. The returns of the underlying fund investments are net of such underlying fund expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Amerigo Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

7

CLERMONT FUND

FUND INFORMATION

FUND OBJECTIVE

The objective of the Clermont Fund is a combination of current income and growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts.

The Fund may invest up to 80% of its total assets in underlying funds that invest in futures contracts and options on futures contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any CLS AdvisorOne Fund, the Clermont Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in underlying funds that own equity securities and equity derivatives, such as futures and options contracts, and direct investments in individual equity securities and equity derivatives may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FIXED INCOME RISK – The Fund's investments in underlying funds that own fixed income investments and direct investments in individual fixed income securities will change in value in response to interest rate changes and other factors, including changes in the credit quality of the issuers of the underlying fixed income securities. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes than fixed income investments with shorter-term maturities.

FOREIGN CURRENCY AND HEDGING RISK – To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of such securities can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer's home country. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

FOREIGN SECURITIES RISK – The Fund's investments in underlying funds that own securities of foreign companies and direct investments in securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – The Fund's investments in underlying funds that own small and medium capitalization companies and direct investments in individual small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

8

PROSPECTUS

CLERMONT FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Clermont Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.08%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -2.61%
(quarter ended June 30, 2004)

Average Annual Total Return (for periods ending December 31, 2005)1

	CLERMONT FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.92%	4.91%
SINCE INCEPTION (07/01/03)	7.21%	12.03%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES*	0.00%
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES**	1.64%

* The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to May 1, 2007. For more information, see "Distribution Plan" later in this Prospectus.

** The expenses set forth above are in addition to the expenses of the underlying funds. As a shareholder in the underlying funds, the Fund will indirectly bear its proportionate share of the fees and expenses of the underlying funds. On average, the estimated total annual fund expenses for the underlying funds range from 0.15% to 0.25%. The returns of the underlying fund investments are net of such underlying fund expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Clermont Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

9

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

The Sub-Advisor allocates the Funds' assets among underlying funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve the Funds' investment objectives. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if their performance is expected to be weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

Although the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Sub-Advisor will determine that such investments are consistent with the investment objectives and policies of each Fund.

ALLOCATION OF FUND ASSETS AMONG MARKET SEGMENTS

The Sub-Advisor allocates each Fund's assets primarily among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government securities, corporate bonds, high yield bond funds, money market funds and ETFs. A Fund may also invest in individual securities and derivatives.

Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving each Fund's investment objective. The Funds' portfolios are expected to vary considerably among the various market segments as changes in economic and market trends occur. The Sub-Advisor underweights market segments that it believes to have below average risk/reward potential and overweights market segments that it believes to have above average risk/reward potential.

ALLOCATION OF FUND ASSET SUBCLASSES

The asset allocation process is not limited to determining the degree to which a Fund's assets should be invested in a given market segment. The Sub-Advisor continually explores opportunities in various subclasses of assets, which may include:

• geoeconomic considerations (for example, "foreign" versus "domestic")

• maturities of fixed income securities (for example, "short-term" versus "long-term")

• market capitalization (for example, "large capitalization" versus "small capitalization")

• sector rotation (for example, "high tech" versus "industrial")

STOCK SEGMENT

The Funds may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. The Funds may also invest in individual stocks. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Sub-Advisor seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Sub-Advisor believes to have superior investment potential. When the Sub-Advisor selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

BOND SEGMENT

The Funds may invest in one or more bond funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign parties. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The Sub-Advisor will seek to manage total return, income, and risk within the bond segment by adjusting a Fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between

10

PROSPECTUS

securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. Dollars or foreign currency. The Funds may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (or "junk bonds"). In general, bond prices rise when interest rates fall, and conversely, fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

MONEY MARKET SEGMENT

The Funds may invest directly in money market securities, or in one or more money market funds owning money market securities. Money market securities are high-quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. These securities may be denominated in U.S. Dollars or foreign currency.

DEFENSIVE INVESTMENTS

The Sub-Advisor, or the investment advisers of the underlying funds in which a Fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a Fund, or the underlying funds in which the Fund invests, may temporarily increase its investments in government securities and other short-term securities without regard to the Fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the underlying funds in which the Fund invests, would not be pursuing its investment objective. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with Securities and Exchange Commission ("SEC") rules. High transaction costs could result from more frequent trading. Frequent trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund. The Funds may also use combinations of options and futures to achieve a more aggressive or defensive position. There can be no assurance that such risk management strategies will be implemented, or that if they are utilized that they will be successful in reducing losses to the Funds.

SALES CHARGES ASSESSED BY UNDERLYING FUNDS

The Funds may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. The Funds may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Funds. In addition, when the Sub-Advisor believes it is appropriate, a Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. Neither the Funds nor the Sub-Advisor receive Rule 12b-1 distribution fees generated from the purchase of underlying funds; however, the Sub-Advisor may receive shareholder servicing fees for the performance of certain administrative tasks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds and the underlying funds in which the Funds may invest are subject to a number of risks that may affect the value of Fund shares.

RISKS ASSOCIATED WITH INVESTMENTS IN UNDERLYING FUNDS – Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through the Funds, you will bear not only your proportionate share of a Funds expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including short-term redemption charges. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions as well as increased realization of taxable gains.

MARKET RISK – The Funds and the underlying funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund or an underlying fund invests will cause the net asset value ("NAV") of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund's investment in equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

11

FIXED INCOME RISK – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk. Credit risk refers to the risk that an issuer of a fixed income security may default with respect to the payment of principal and interest. The lower a fixed income security is rated, the more it is considered to be a speculative or risky investment.

FOREIGN CURRENCY AND HEDGING RISK – The Funds and the underlying funds may invest in securities denominated in foreign currencies. These investments are subject to currency risks, including the following:

• The risk that the value of a Fund's assets measured in U.S. Dollars may be negatively affected by changes in currency exchange rates and exchange control regulations.

• The risk that increased transaction costs incurred in connection with conversions between various currencies may decrease the overall return on the investment.

As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. Foreign currency hedging transactions are attempts to protect an underlying fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

FOREIGN SECURITIES RISK – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK – The Funds and the underlying funds may use futures contracts and related options for bona fide hedging purposes to off-set changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with a Fund's use of futures and options contracts include:

• The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Due to market conditions, there may not always be a liquid secondary market for a futures contract or option. As a result, a Fund may be unable to close out its futures contracts and options at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

12

PROSPECTUS

• Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK – Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

PURCHASING AND REDEEMING SHARES

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts and by certain pension, profit sharing and other retirement plans. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at a Fund's NAV per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex Investments may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

13

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because each Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, the Trust's Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of a Fund come from investors who take part in certain strategic and tactical asset allocation programs. Each Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for certain taxable shareholders. Increased transaction costs may have the effect of diluting the value of Fund shares held by long-term shareholders. In addition, large movements of assets into and out of a Fund may negatively impact the Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by the shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, such as on days in advance of holidays generally observed by the participants of these markets, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their variable insurance contract prospectus.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds, there are no plans to impose these fees, and no such fees will be charged prior to May 1, 2007. However, in the event 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each Fund. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interested of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

14

PROSPECTUS

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Funds may distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Variable Trust since the Trust's inception over 11 years ago. The Advisor also serves as the investment adviser of the Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, and serves as a sub-adviser to several other mutual funds.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor. The Advisor also ensures compliance with each Fund's investment policies and guidelines. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities and oversight. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid or will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
AMERIGO	0.90%
CLERMONT	0.90%

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

INVESTMENT SUB-ADVISOR

CLS Investment Firm, LLC, 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-adviser to the Funds and is responsible for the day-to-day management of each Fund's portfolio. The Sub-Advisor has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and currently manages approximately $2.7 billion in assets. The Funds are managed by a team of professional money managers led by the Chief Investment Officer of CLS. The management team offers a combined 35 years experience managing portfolios of mutual funds.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

Robert Jergovic, CFA, joined CLS as a portfolio manager in November 2000. In March of 2002, Mr. Jergovic was promoted to Chief Investment Officer. He also serves on the CLS Investment Committee as Chairman. As Chief Investment Officer, Mr. Jergovic leads the research and analysis of the financial markets and mutual funds. Mr. Jergovic has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. From 2001 to 2003, Mr. Jergovic served as a Registered Representative of Orbitex Funds Distributor, Inc. and from 2000 to 2002 he served as portfolio manager with CLS's predecessor. Prior to joining CLS, Mr. Jergovic served as a Registered Representative for PFG Distribution Company from 1998 to 1999 and as Vice President of Commerce Investment Management, Inc. and Assistant Treasurer for Guarantee Life Insurance Company from 1994 to 2000. Mr. Jergovic has co-managed the Amerigo and Clermont Funds since 2002.

Dennis Guenther, joined CLS in 1997 and has served as a portfolio manager and as a member of the Investment Committee since May of 2004. Mr. Guenther also has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. Mr. Guenther served as

15

Financial Analyst of CLS from 2002 to 2004 and as a Database/Interface Manager with CLS from 1997 to 2002. In addition, Mr. Guenther served as a Registered Representative of Orbitex Funds Distributors, Inc. from 2001 to 2003. Mr. Guenther has co-managed the Amerigo and Clermont Funds since 2002.

Scott Kubie, CFA, joined CLS in 2001 and has served as the Chief Investment Strategist and Executive Vice President since 2005. Mr. Kubie served as President and Manager of CLS and its predecessor from 2003 to 2005. Mr. Kubie has served as the Director of Research for CLS and its predecessor since 2002 and is a member of the Investment Committee. Mr. Kubie served as a portfolio manager with CLS and its predecessor since 2001 and from 1995 to 1999. Mr. Kubie has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. From 2001 to 2003, Mr. Kubie served as a Registered Representative of Orbitex Funds Distributor, Inc. Prior to joining CLS, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm. Mr. Kubie has co-managed the Amerigo and Clermont Funds since 2002.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

16

PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. The information provided below for the period ending December 31, 2005 has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Amerigo Fund
December 31, 2005	$32.18	$.05	$2.94	$2.99	$(.04)	$(.35)	$(.39)
December 31, 2004	28.99	.08	3.13	3.21	(.02)	—	(.02)
December 31, 2003*	25.00	.07	3.92	3.99	—	—	—
Clermont Fund
December 31, 2005	28.57	.33	.78	1.11	(.17)	(.10)	(.27)
December 31, 2004	27.05	.32	1.27	1.59	(.07)	—	(.07)
December 31, 2003*	25.00	.29	1.76	2.05	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Amerigo Fund
December 31, 2005	$2.60	$34.78	9.35%	1.64%	0.15%	82%	$196,493
December 31, 2004	3.19	32.18	11.09%	1.63%	0.27%	149%	127,059
December 31, 2003*	3.99	28.99	15.96%	1.71%**	0.53%**	63%	45,839
Clermont Fund
December 31, 2005	.84	29.41	3.92%	1.64%	1.15%	129%	108,667
December 31, 2004	1.52	28.57	5.89%	1.63%	1.17%	124%	91,092
December 31, 2003*	2.05	27.05	8.20%	1.71%**	2.29%**	113%	22,277

  *  Since the commencement of operations: July 1, 2003.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the period.

17

ADDITIONAL INFORMATION

Additional information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affects the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life products, the Trust does not provide its SAI and shareholder reports on its website.

No one has been authorized to give any information or make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVACLS-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

DOMESTIC EQUITY

NOVA

OTC

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

DOMESTIC EQUITY FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"). This Prospectus describes the Funds listed below:

DOMESTIC EQUITY FUNDS – Nova Fund and OTC Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

DOMESTIC EQUITY FUNDS

5	COMMON RISK/RETURN INFORMATION

6	NOVA FUND

8	OTC FUND

10	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

12	PURCHASING AND REDEEMING SHARES

13	DIVIDENDS, DISTRIBUTIONS, AND TAXES

13	MANAGEMENT OF THE FUNDS

15	FINANCIAL HIGHLIGHTS

16	INDEX PUBLISHERS INFORMATION

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

RYDEX DOMESTIC EQUITY FUNDS

NOVA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Domestic Equity Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark. The investment objective of each Domestic Equity Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK – Due to market conditions, the value of the Funds' investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in a Fund to decrease.

ACTIVE TRADING RISK – A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

DERIVATIVES RISK – The Funds' use of derivatives such as futures, options, and swap agreements to pursue their investment objectives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. These risks may cause the Funds to experience higher losses than funds that do not use derivatives.

EARLY CLOSING RISK – The Funds are subject to the risk that unanticipated early closing of securities exchanges will result in the Funds being unable to sell or buy securities on that day. If an exchange closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK – The Funds are subject to credit risk on the amount they expect to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK – The Funds' investment adviser, Rydex Investments (the "Advisor"), may not be able to cause a Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause a Fund's performance to be less than you expect.

5

NOVA FUND

FUND INFORMATION

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500® Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the Nova Fund is subject to a number of other risks that may affect the value of its shares, including:

LEVERAGING RISK – The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

INVESTOR PROFILE

Investors who expect the S&P 500® Index to go up and want accelerated investment gains when the index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500® Index goes down.

6

PROSPECTUS

NOVA FUND

PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Nova Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 31.57%
(quarter ended December 31, 1998) and the
lowest return for a quarter was -26.76%
(quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	NOVA FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.97%	4.91%
PAST FIVE YEARS	-4.01%	0.54%
SINCE INCEPTION (05/07/97)	2.81%	6.68%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The S&P 500® Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.78%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$161	$498	$860	$1,875

7

OTC FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index® (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

PRINCIPAL RISKS

In addition to the risks common to investing in any Domestic Equity Fund, the OTC Fund is subject to a number of other risks that may affect the value of its shares, including:

CONCENTRATION RISK – To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MARKET SEGMENT RISK – The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index goes down.

8

PROSPECTUS

OTC FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the OTC Fund both year by year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance-related charges that had the effect of reducing returns. Subsequent periods do not reflect insurance charges which, if reflected, would similarly have the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 53.10%
(quarter ended December 31, 1999) and the
lowest return for a quarter was -37.14%
(quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN (for periods ending December 31, 2005)1

	OTC FUND	NASDAQ 100 INDEX[2]
PAST ONE YEAR	1.11%	1.90%
PAST FIVE YEARS	-8.62%	-6.61%
SINCE INCEPTION (05/07/97)	5.21%	7.26%

1 These figures assume the reinvestment of dividends and capital gains distributions.
2 The Nasdaq 100 Index® is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). Returns reflect no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares.
OWNERS OF VARIABLE ANNUITY AND INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	NONE
OTHER EXPENSES	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$158	$489	$843	$1,841

9

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

BENCHMARK INFORMATION

The Domestic Equity Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND	BENCHMARK
NOVA FUND	150% OF THE S&P 500® INDEX

OTC FUND	THE NASDAQ 100 INDEX®

A BRIEF GUIDE TO THE BENCHMARKS.

The S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

The NASDAQ 100 Index®. The Nasdaq 100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq").

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 150% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $15 (15% of $100) to $115. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $17.25 (15% of $115) to $97.75.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Investments, the Advisor, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC EQUITY FUNDS. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

10

PROSPECTUS

MARKET RISK (All Funds) – The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

EARLY CLOSING RISK (All Funds) – The normal close of trading of securities on the Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FUTURES AND OPTIONS RISK (All Funds) – The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

• A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

• Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

INDUSTRY CONCENTRATION RISK (OTC Fund) – None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark — the Nasdaq 100 Index® — is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

NON-DIVERSIFICATION RISK (All Funds) – Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK (All Funds) – Tracking error risk refers to the risk that the Domestic Equity Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds'

11

investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (All Funds) – The Funds may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts or securities.

SWAP COUNTERPARTY CREDIT RISK (All Funds) –The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. In addition to general market risks, swap agreements are also subject to illiquidity risk, counterparty risk and credit risk. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, in the case of a credit default swap in which a Fund is selling credit protection, the default of a third party issuer.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Domestic Equity Funds are designed and operated to accommodate frequent trading by shareholders, and therefore, unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund, the NAV is calculated once each Business Day as of the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market

12

PROSPECTUS

where a Fund's securities or other investments are primarily traded closes early — such as on days in advance of holidays generally observed by participants in these markets — the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their separate account prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes applicable to your investment.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that a Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Advisor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Funds for over 10 years, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2005, based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
NOVA	.75%
OTC	.75%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to insurance companies, broker-dealers and other financial institutions in connection with the sale of Fund shares.

13

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

Michael P. Byrum, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

Michael J. Dellapa, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Jim King, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Strategy Committee, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

14

prospectus

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. This information has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return
Nova Fund
December 31, 2005	$8.26	$.05	$.28	$.33	$(.03)	$—	$—	$(.03)	$.30	$8.56	3.97%
December 31, 2004	7.21	.03	1.02	1.05	(— )§	—	—	(— )§	1.05	8.26	14.62%
December 31, 2003	5.18	.01	2.02	2.03	—	—	—	—	2.03	7.21	39.19%
December 31, 2002	8.67	(.01)	(3.07)	(3.08)	(.41)	—	—	(.41)	(3.49)	5.18	(35.72)%
December 31, 2001	13.88	.30	(3.81)	(3.51)	(1.70)	—	—	(1.70)	(5.21)	8.67	(23.58)%
OTC Fund
December 31, 2005	14.39	(.09)	.25	.16	—	—	—	—	.16	14.55	1.11%
December 31, 2004	13.16	(.02)	1.25	1.23	—	—	—	—	1.23	14.39	9.35%
December 31, 2003	9.05	(.13)	4.24	4.11	—	—	—	—	4.11	13.16	45.41%
December 31, 2002	14.80	(.17)	(5.58)	(5.75)	—	—	—	—	(5.75)	9.05	(38.85)%
December 31, 2001	22.83	(.23)	(7.80)	(8.03)	—	—	—	—	(8.03)	14.80	(35.17)%

	RATIOS TO AVERAGE NET ASSETS:
	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Nova Fund
December 31, 2005	1.53%	1.53%	0.60%	381%	$132,018
December 31, 2004	1.46%	1.46%	0.41%	654%	130,200
December 31, 2003	1.54%	1.54%	0.09%	729%	81,816
December 31, 2002	1.72%	1.72%	(0.14)%	570%	34,017
December 31, 2001	1.45%	1.45%	2.61%	—	60,941
OTC Fund
December 31, 2005	1.50%	1.50%	(0.68)%	294%	102,487
December 31, 2004	1.47%	1.47%	(0.17)%	418%	191,476
December 31, 2003	1.53%	1.53%	(1.20)%	482%	127,836
December 31, 2002	1.74%	1.74%	(1.58)%	183%	77,635
December 31, 2001	1.45%	1.45%	(1.31)%	139%	164,619

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the year.

  §  Less than $.01 per share. Actual Amount = $.003782097.

15

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp. and Nasdaq (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

• the advisability of investing in index funds;

• the ability of any index to track stock market performance;

• the accuracy and/or the completeness of the aforementioned indices or any data included therein;

• the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

• the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

• Recommend that any person invest in the Funds or any other securities;

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

• Have any responsibility or liability for the administration, management or marketing of the Funds;

• Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

• Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

• Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's®," S&P®," "S&P 500®," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publishers is located in the SAI.

16

PROSPECTUS

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090).You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life insurance products, the Trust does not provide its SAI and shareholder reports on its web site.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Trust's SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVANUO-2-0506 X0507

THE RYDEX VARIABLE TRUST

MAY 1, 2006

CLS ADVISORONE FUNDS

AMERIGO

CLERMONT

BEROLINA

The Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RYDEX VARIABLE TRUST

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

800.820.0888
301.296.5100

CLS ADVISORONE FUNDS

Rydex Variable Trust (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Funds subadvised by CLS Investment Firm, LLC: the Amerigo Fund, the Clermont Fund and the Berolina Fund (each a "Fund" and collectively, the "CLS AdvisorOne Funds" or the "Funds").

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity contract owners should also review the variable insurance contract prospectus prepared by their insurance company. Information about any variable insurance contract fees is included in the variable insurance contract prospectus.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

• MAY DECLINE IN VALUE AND YOU MAY LOSE MONEY

• ARE NOT FEDERALLY INSURED

• ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

• ARE NOT BANK DEPOSITS

• ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

PROSPECTUS

CLS ADVISORONE FUNDS

5	COMMON RISK/RETURN INFORMATION

6	AMERIGO FUND

8	CLERMONT FUND

10	BEROLINA FUND

13	MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS

16	PURCHASING AND REDEEMING SHARES

17	DIVIDENDS, DISTRIBUTIONS, AND TAXES

18	MANAGEMENT OF THE FUNDS

20	FINANCIAL HIGHLIGHTS

BC	ADDITIONAL INFORMATION

3

This page intentionally left blank.

4

PROSPECTUS

CLS ADVISORONE FUNDS

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

COMMON RISK/RETURN INFORMATION

Each CLS AdvisorOne Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). In this Prospectus, the ETFs, mutual funds and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

ALLOCATION OF ASSETS – The Funds' investment sub-adviser, CLS Investment Firm, LLC ("CLS" or the "Sub-Advisor"), generally allocates each Fund's assets among underlying funds representing various segments of the financial markets, which may include various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.), specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country-specific funds), international and global bond funds, U.S. Government securities, corporate bond funds, high yield bond funds, and money market funds.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve each Fund's investment objective. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if the performance is expected to be weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

SELECTION OF UNDERLYING FUNDS – The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. The Sub-Advisor selects specific underlying funds for investment based, in part, on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative and risk-adjusted). The Sub-Advisor also considers other factors in the selection of underlying funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation and tenure of portfolio manager, general composition of its investment portfolio and current and expected portfolio holdings. Many underlying funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund. Normally, a Fund will invest its assets in underlying funds from several different fund families, managed by a variety of investment advisers, and having a variety of different investment goals and strategies. However, a Fund may invest up to 100% of its total assets in one underlying fund. Also, because each Fund may invest heavily in ETFs and because the number of investment advisers offering a wide range of ETFs is limited, the Fund may have a large percentage of its underlying fund assets managed by one investment adviser.

RISKS ASSOCIATED WITH INVESTMENTS IN UNDERLYING FUNDS – Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

NON-DIVERSIFICATION RISK – Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

DERIVATIVES RISK – Investing in options and/or futures subjects each Fund to certain additional risks. Options and futures are derivative securities, which are financial instruments whose value is derived from another security, a commodity such as gold or oil, or a securities index. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, such as credit risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund; currency risk, which is the risk that financial changes in the exchange rate between currencies will adversely affect the value (in U.S. Dollar terms) of an investment; and leverage risk, which is the risk that relatively small market movements may result in large changes in the value of an investment and is associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments). Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

5

AMERIGO FUND

FUND INFORMATION

FUND OBJECTIVE

The objective of the Amerigo Fund is long-term growth of capital without regard to current income. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

Although the Fund does not seek current income, it may invest up to 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit quality whenever the Sub-Advisor believes these underlying funds offer a potential for capital appreciation.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any CLS AdvisorOne Fund, the Amerigo Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK– Due to market conditions, the value of the Fund's investments in underlying funds that own equity securities and equity derivatives, such as futures and options contracts, and direct investments in individual equity securities and equity derivatives may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FIXED INCOME RISK – The Fund's investments in underlying funds that own fixed income investments and direct investments in individual fixed income securities will change in value in response to interest rate changes and other factors, including changes in the credit quality of the issuers of the fixed income securities. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes than fixed income investments with shorter-term maturities.

FOREIGN CURRENCY AND HEDGING RISK – To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of such securities can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer's home country. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

FOREIGN SECURITIES RISK – The Fund's investments in underlying funds that own securities of foreign companies and direct investments in securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – The Fund's investments in underlying funds that own small and medium-capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

6

PROSPECTUS

AMERIGO FUND

FUND PERFORMANCE AND FEE INFORMATION

Performance

The bar chart and table below show the performance of the Amerigo Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 10.89%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -2.10%
(quarter ended June 30, 2004)

Average Annual Total Return (for periods ending December 31, 2005)1

	AMERIGO FUND	S&P 500 INDEX[2]
PAST ONE YEAR	9.35%	4.91%
SINCE INCEPTION (07/01/03)	14.66%	12.03%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES*	0.00%
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES**	1.64%

* The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to May 1, 2007. For more information, see "Distribution Plan" later in this Prospectus.

** The expenses set forth above are in addition to the expenses of the underlying funds. As a shareholder in the underlying funds, the Fund will indirectly bear its proportionate share of the fees and expenses of the underlying funds. On average, the estimated total annual fund expenses for the underlying funds range from 0.20% to 0.35%. The returns of the underlying fund investments are net of such underlying fund expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Amerigo Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

7

CLERMONT FUND

FUND INFORMATION

FUND OBJECTIVE

The objective of the Clermont Fund is a combination of current income and growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, including currency hedging transactions, sell securities short, or invest in futures contracts, options and options on futures contracts.

The Fund may invest up to 80% of its total assets in underlying funds that invest in futures contracts and options on futures contracts.

RISK CONSIDERATIONS

In addition to the risks common to investing in any CLS AdvisorOne Fund, the Clermont Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in underlying funds that own equity securities and equity derivatives, such as futures and options contracts, and direct investments in individual equity securities and equity derivatives may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

FIXED INCOME RISK – The Fund's investments in underlying funds that own fixed income investments and direct investments in individual fixed income securities will change in value in response to interest rate changes and other factors, including changes in the credit quality of the issuers of the underlying fixed income securities. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes than fixed income investments with shorter-term maturities.

FOREIGN CURRENCY AND HEDGING RISK – To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of such securities can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund even when there is no change in the value of the security in the issuer's home country. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

FOREIGN SECURITIES RISK – The Fund's investments in underlying funds that own securities of foreign companies and direct investments in securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – The Fund's investments in underlying funds that own small and medium capitalization companies and direct investments in individual small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

8

PROSPECTUS

CLERMONT FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The bar chart and table below show the performance of the Clermont Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart,
the highest return for a quarter was 5.08%
(quarter ended December 31, 2004) and the
lowest return for a quarter was -2.61%
(quarter ended June 30, 2004)

Average Annual Total Return (for periods ending December 31, 2005)1

	CLERMONT FUND	S&P 500 INDEX[2]
PAST ONE YEAR	3.92%	4.91%
SINCE INCEPTION (07/01/03)	7.21%	12.03%

1 These figures assume the reinvestment of dividends and capital gains distributions.

2 The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P. Returns reflect no deduction for fees, expenses, or taxes.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES*	0.00%
OTHER EXPENSES	0.74%
TOTAL ANNUAL FUND OPERATING EXPENSES**	1.64%

* The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to May 1, 2007. For more information, see "Distribution Plan" later in this Prospectus.

** The expenses set forth above are in addition to the expenses of the underlying funds. As a shareholder in the underlying funds, the Fund will indirectly bear its proportionate share of the fees and expenses of the underlying funds. On average, the estimated total annual fund expenses for the underlying funds range from 0.15% to 0.25%. The returns of the underlying fund investments are net of such underlying fund expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Clermont Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$534	$919	$2,000

9

BEROLINA FUND

FUND INFORMATION

FUND OBJECTIVE

The Berolina Fund seeks to provide growth of capital and total return. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PORTFOLIO INVESTMENT STRATEGY

The Berolina Fund is a "fund of funds" and pursues its investment objective by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds") and closed-end investment companies ("closed-end funds") that are not affiliated with the Trust (collectively, the "underlying funds"). In addition to the underlying funds, the Fund may invest directly in individual securities or derivatives.

Under normal market conditions, the Fund will invest primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in underlying funds that seek capital appreciation or growth.

The Fund may invest up to 65% of its total assets in underlying funds that invest in long, medium, or short-term bonds and other fixed income securities of varying credit quality if the Sub-Advisor believes that these underlying funds offer a potential for capital appreciation, or in individual securities that provide current income.

The Fund also may take long and short positions in ETFs such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). The Fund will use these instruments to increase exposure to sectors the Sub-Advisor believes have the greatest potential for upward price movement, and to decrease exposure to sectors the Sub-Advisor believes have the greatest potential for downward price movements.

Some of the underlying funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers, engage in foreign currency transactions with respect to these investments, or invest in futures contracts, options and options on futures contracts. The Fund may also invest in individual securities of foreign issuers, engage in foreign currency transactions, sell securities short, or invest in futures contracts, options and options on futures contracts. The Fund may, but is not obligated to, engage in currency hedging transactions to seek to minimize the effect of fluctuations in relative values between the foreign currencies and the U.S. Dollar. To the extent the Fund does not hedge its currency exposure, the value of the Fund's investments will be subject to the currency exchange fluctuations between foreign currencies and the U.S. Dollar. Generally, hedging involves derivatives transactions such as entering into currency forward, options or futures contracts.

PRINCIPAL RISKS

In addition to the risks common to investing in any CLS AdvisorOne Fund, the Berolina Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK – Due to market conditions, the value of the Fund's investments in underlying funds that own equity securities and equity derivatives, such as futures and options contracts, and direct investments in individual equity securities and equity derivatives may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

DEFENSIVE STRATEGIES – In response to market, economic, political or other conditions, the Sub-Advisor may temporarily use a different investment strategy for the Fund for defensive purposes. Such a strategy could include investing up to 100% of the Fund's assets in cash or cash equivalent securities. If the Sub-Advisor does so, it may affect the Fund's performance and the Fund may not achieve its investment objective.

FIXED INCOME RISK – The Fund's investments in underlying funds that own fixed income investments and direct investments in individual fixed income securities will change in value in response to interest rate changes and other factors, including changes in the credit quality of the issuers of the fixed income securities. In addition, the value of fixed income investments with longer maturities will fluctuate more in response to interest rate changes than fixed income investments with shorter-term maturities.

FOREIGN CURRENCY AND HEDGING RISK – To the extent the Fund invests in underlying funds that hold securities denominated in foreign currencies, or invests directly in securities denominated in foreign currencies, the value of such securities can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer's home country. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits.

FOREIGN SECURITIES RISK – The Fund's investments in underlying funds that own securities of foreign companies and direct investments in securities of foreign companies can be more volatile than investments in underlying funds that own securities of U.S. companies. Diplomatic, political, or economic developments could adversely affect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

10

PROSPECTUS

HIGH YIELD RISK – The Fund's investments in underlying funds that own high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an underlying fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the underlying fund may lose its entire investment.

SHORT SALES RISK – Short sales are transactions in which the Fund or an underlying fund sells a security it does not own. If the security the Fund or underlying fund sold short goes down in price between the time the Fund or underlying fund sells the security and closes its short position, the Fund or underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund or underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin account maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION ISSUER RISK – The Fund's investments in underlying funds that own small and medium capitalization companies and direct investments in individual small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.

11

BEROLINA FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Berolina Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table and example are designed to assist you in understanding the fees and expenses that you may pay as an investor in the shares of the Fund.
OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE FUND SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. IF THE TABLE AND EXAMPLE WERE TO REFLECT THE DEDUCTION OF INSURANCE CHARGES, FEES AND EXPENSES WOULD BE HIGHER.

SHAREHOLDER FEES	N/A
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
MANAGEMENT FEES	0.90%
DISTRIBUTION (12b-1) FEES*	0.00%
OTHER EXPENSES**	0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES***	1.65%

* The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to 0.25%. However, no such fee is currently charged to the Fund and no such fees will be charged prior to May 1, 2007. For more information, see "Distribution Plan" later in this Prospectus.

** Other expenses are estimated.

*** The expenses set forth above are in addition to the expenses of the underlying funds. As a shareholder in the underlying funds, the Fund will indirectly bear its proportionate share of the fees and expenses of the underlying funds. On average, the estimated total annual fund expenses for the underlying funds range from 0.20% to 0.35%. The returns of the underlying fund investments are net of such underlying fund expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Berolina Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$173	$537

12

PROSPECTUS

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISKS

The Sub-Advisor allocates the Funds' assets among underlying funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below.

The Sub-Advisor varies these allocations in response to economic and market trends, seeking a mix that it believes will most likely achieve the Funds' investment objectives. Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential throughout the financial markets, underweighting assets if their performance is expected to be weak; and overweighting investments in segments where the Sub-Advisor believes performance will justify the risk.

Although the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Sub-Advisor will determine that such investments are consistent with the investment objectives and policies of each Fund.

ALLOCATION OF FUND ASSETS AMONG MARKET SEGMENTS

The Sub-Advisor allocates each Fund's assets primarily among various style and capitalization combinations (such as aggressive growth, growth, growth and income, small capitalization, etc.) of open-end and closed-end investment companies, specialty and industry sector funds (including utility funds), international and global stock funds (including developed and emerging markets, regional funds and country specific funds), international and global bond funds, U.S. Government securities, corporate bonds, high yield bond funds, money market funds and ETFs. A Fund may also invest in individual securities and derivatives.

Using fundamental and technical analysis, the Sub-Advisor assesses the relative risk and reward potential of these segments of the financial markets, with the objective of providing the best opportunity for achieving each Fund's investment objective. The Funds' portfolios are expected to vary considerably among the various market segments as changes in economic and market trends occur. The Sub-Advisor underweights market segments that it believes to have below average risk/reward potential and overweights market segments that it believes to have above average risk/reward potential.

ALLOCATION OF FUND ASSET SUBCLASSES

The asset allocation process is not limited to determining the degree to which a Fund's assets should be invested in a given market segment. The Sub-Advisor continually explores opportunities in various subclasses of assets, which may include:

• geoeconomic considerations (for example, "foreign" versus "domestic")

• maturities of fixed income securities (for example, "short-term" versus "long-term")

• market capitalization (for example, "large capitalization" versus "small capitalization")

• sector rotation (for example, "high tech" versus "industrial")

STOCK SEGMENT

The Funds may invest in one or more stock funds owning domestic and foreign equity securities, including common stocks and warrants. The Funds may also invest in individual stocks. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The stock segment includes domestic and foreign equity securities of all types. The Sub-Advisor seeks a high total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Sub-Advisor believes to have superior investment potential. When the Sub-Advisor selects stock funds, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depository receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

BOND SEGMENT

The Funds may invest in one or more bond funds owning domestic and foreign debt securities or in individual securities issued by either domestic or foreign parties. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The bond segment includes all varieties of domestic and foreign fixed-income securities. The Sub-Advisor will seek to manage total return, income, and risk within the bond segment by adjusting a Fund's investments in bond funds that hold securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between

13

securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. Dollars or foreign currency. The Funds may also invest in individual bonds and bond funds that respectively are or hold lower quality, high-yielding debt securities (or "junk bonds"). In general, bond prices rise when interest rates fall, and conversely, fall when interest rates rise. Bonds and other debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

MONEY MARKET SEGMENT

The Funds may invest directly in money market securities, or in one or more money market funds owning money market securities. Money market securities are high-quality securities (rated in one of the two highest rating categories for short-term debt obligations) and present minimal credit risk. They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, repurchase agreements and other financial institution obligations. These securities may be denominated in U.S. Dollars or foreign currency.

DEFENSIVE INVESTMENTS

The Sub-Advisor, or the investment advisers of the underlying funds in which a Fund invests, may invest in a fully or partially defensive position when they believe it is appropriate to do so. When this happens, a Fund, or the underlying funds in which the Fund invests, may temporarily increase its investments in government securities and other short-term securities without regard to the Fund's, or the underlying funds', investment restrictions, policies or normal investment emphasis. During such a period, a Fund, or the underlying funds in which the Fund invests, would not be pursuing its investment objective. In addition, this defensive investment strategy may cause frequent trading and high portfolio turnover ratios when calculated in accordance with Securities and Exchange Commission ("SEC") rules. High transaction costs could result from more frequent trading. Frequent trading may also result in realization of net short-term capital gains upon which you may be taxed at ordinary tax rates when distributed from a Fund. The Funds may also use combinations of options and futures to achieve a more aggressive or defensive position. There can be no assurance that such risk management strategies will be implemented, or that if they are utilized that they will be successful in reducing losses to the Funds.

SALES CHARGES ASSESSED BY UNDERLYING FUNDS

The Funds may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. The Funds may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Funds. In addition, when the Sub-Advisor believes it is appropriate, a Fund may purchase mutual funds that charge a redemption fee of up to 2% for short-term sales, but not mutual funds that charge a sales load upon redemption. Neither the Funds nor the Sub-Advisor receive Rule 12b-1 distribution fees generated from the purchase of underlying funds; however, the Sub-Advisor may receive shareholder servicing fees for the performance of certain administrative tasks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds and the underlying funds in which the Funds may invest are subject to a number of risks that may affect the value of Fund shares.

RISKS ASSOCIATED WITH INVESTMENTS IN UNDERLYING FUNDS – Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in an underlying portfolio of funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through the Funds, you will bear not only your proportionate share of a Funds expenses (including operating costs and investment advisory, 12b-1 and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including short-term redemption charges. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions as well as increased realization of taxable gains.

MARKET RISK – The Funds and the underlying funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund or an underlying fund invests will cause the net asset value ("NAV") of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund's investment in equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

14

PROSPECTUS

FIXED INCOME RISK – The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk. Credit risk refers to the risk that an issuer of a fixed income security may default with respect to the payment of principal and interest. The lower a fixed income security is rated, the more it is considered to be a speculative or risky investment.

FOREIGN CURRENCY AND HEDGING RISK – The Funds and the underlying funds may invest in securities denominated in foreign currencies. These investments are subject to currency risks, including the following:

• The risk that the value of a Fund's assets measured in U.S. Dollars may be negatively affected by changes in currency exchange rates and exchange control regulations.

• The risk that increased transaction costs incurred in connection with conversions between various currencies may decrease the overall return on the investment.

As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. Foreign currency hedging transactions are attempts to protect an underlying fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

FOREIGN SECURITIES RISK – Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FUTURES AND OPTIONS RISK – The Funds and the underlying funds may use futures contracts and related options for bona fide hedging purposes to off-set changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, and for other risk management purposes. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with a Fund's use of futures and options contracts include:

• The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

• There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

• Due to market conditions, there may not always be a liquid secondary market for a futures contract or option. As a result, a Fund may be unable to close out its futures contracts and options at a time that is advantageous.

• Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

15

• Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK – Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information ("SAI").

PURCHASING AND REDEEMING SHARES

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered continuously. Investors may buy shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts and by certain pension, profit sharing and other retirement plans. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at a Fund's NAV per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex Investments may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

16

PROSPECTUS

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because each Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transaction fees, the Trust's Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of a Fund come from investors who take part in certain strategic and tactical asset allocation programs. Each Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for certain taxable shareholders. Increased transaction costs may have the effect of diluting the value of Fund shares held by long-term shareholders. In addition, large movements of assets into and out of a Fund may negatively impact the Fund's ability to achieve its investment objective.

NET ASSET VALUE

The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by the shareholders. For each Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, such as on days in advance of holidays generally observed by the participants of these markets, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

To receive the current Business Day's NAV, variable life and variable annuity account investors should consult their variable insurance contract prospectus.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds, there are no plans to impose these fees, and no such fees will be charged prior to May 1, 2007. However, in the event 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions, if any, are paid at least annually by each Fund. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interested of the shareholders of a Fund.

TAXES

The following is a summary of some important tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

17

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Funds may distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of the Rydex Variable Trust since the Trust's inception over 11 years ago. The Advisor also serves as the investment adviser of the Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, and serves as a sub-adviser to several other mutual funds.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor. The Advisor also ensures compliance with each Fund's investment policies and guidelines. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities and oversight. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid or will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND	ADVISORY FEE
AMERIGO	0.90%
CLERMONT	0.90%
BEROLINA	0.90%

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.

INVESTMENT SUB-ADVISOR

CLS Investment Firm, LLC, 4020 South 147th Street, Omaha, Nebraska, 68137, serves as investment sub-adviser to the Funds and is responsible for the day-to-day management of each Fund's portfolio. The Sub-Advisor has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and currently manages approximately $2.7 billion in assets. The Funds are managed by a team of professional money managers led by the Chief Investment Officer of CLS. The management team offers a combined 35 years experience managing portfolios of mutual funds.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds.

Robert Jergovic, CFA, joined CLS as a portfolio manager in November 2000. In March of 2002, Mr. Jergovic was promoted to Chief Investment Officer. He also serves on the CLS Investment Committee as Chairman. As Chief Investment Officer, Mr. Jergovic leads the research and analysis of the financial markets and mutual funds. Mr. Jergovic has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. From 2001 to 2003, Mr. Jergovic served as a Registered Representative of Orbitex Funds Distributor, Inc. and from 2000 to 2002 he served as portfolio manager with CLS's predecessor. Prior to joining CLS, Mr. Jergovic served as a Registered Representative for PFG Distribution Company from 1998 to 1999 and as Vice President of Commerce Investment Management, Inc. and Assistant Treasurer for Guarantee Life Insurance Company from 1994 to 2000. Mr. Jergovic has co-managed the Amerigo and Clermont Funds since 2002, and has co-managed the Berolina Fund since its inception.

18

PROSPECTUS

Dennis Guenther, joined CLS in 1997 and has served as a portfolio manager and as a member of the Investment Committee since May of 2004. Mr. Guenther also has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. Mr. Guenther served as Financial Analyst of CLS from 2002 to 2004 and as a Database/Interface Manager with CLS from 1997 to 2002. In addition, Mr. Guenther served as a Registered Representative of Orbitex Funds Distributors, Inc. from 2001 to 2003. Mr. Guenther has co-managed the Amerigo and Clermont Funds since 2002, and has co-managed the Berolina Fund since its inception.

Scott Kubie, CFA, joined CLS in 2001 and has served as the Chief Investment Strategist and Executive Vice President since 2005. Mr. Kubie served as President and Manager of CLS and its predecessor from 2003 to 2005. Mr. Kubie has served as the Director of Research for CLS and its predecessor since 2002 and is a member of the Investment Committee. Mr. Kubie served as a portfolio manager with CLS and its predecessor since 2001 and from 1995 to 1999. Mr. Kubie has served as a Registered Representative of Aquarius Fund Distributors, LLC since November of 2003. From 2001 to 2003, Mr. Kubie served as a Registered Representative of Orbitex Funds Distributor, Inc. Prior to joining CLS, Mr. Kubie worked as a consultant for an Equity Manager and Internet Investment Software Firm. Mr. Kubie has co-managed the Amerigo and Clermont Funds since 2002, and has co-managed the Berolina Fund since its inception.

Additional Information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

19

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total returns do not reflect fees and charges imposed at the separate account level. The information provided below for the period ending December 31, 2005 has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Registered Public Accounting Firm for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2005 Annual Report is available upon request and without charge by calling 1-800-820-0888. The 2005 Annual Report is incorporated by reference in the SAI.

	NET ASSET VALUE, BEGINNING OF PERIOD	Net Investment Income†	Net Realized and Unrealized Gains on Securities	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Amerigo Fund
December 31, 2005	$32.18	$.05	$2.94	$2.99	$(.04)	$(.35)	$(.39)
December 31, 2004	28.99	.08	3.13	3.21	(.02)	—	(.02)
December 31, 2003*	25.00	.07	3.92	3.99	—	—	—
Clermont Fund
December 31, 2005	28.57	.33	.78	1.11	(.17)	(.10)	(.27)
December 31, 2004	27.05	.32	1.27	1.59	(.07)	—	(.07)
December 31, 2003*	25.00	.29	1.76	2.05	—	—	—

				RATIOS TO AVERAGE NET ASSETS:
	Net Increase in Net Asset Value	NET ASSET VALUE, END OF PERIOD	Total Investment Return	Total Expenses	Net Investment Income	Portfolio Turnover Rate***	Net Assets, End of Period (000's omitted)
Amerigo Fund
December 31, 2005	$2.60	$34.78	9.35%	1.64%	0.15%	82%	$196,493
December 31, 2004	3.19	32.18	11.09%	1.63%	0.27%	149%	127,059
December 31, 2003*	3.99	28.99	15.96%	1.71%**	0.53%**	63%	45,839
Clermont Fund
December 31, 2005	.84	29.41	3.92%	1.64%	1.15%	129%	108,667
December 31, 2004	1.52	28.57	5.89%	1.63%	1.17%	124%	91,092
December 31, 2003*	2.05	27.05	8.20%	1.71%**	2.29%**	113%	22,277

  *  Since the commencement of operations: July 1, 2003.

  **  Annualized

  ***  Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  †  Calculated using the average daily shares outstanding for the period.

20

PROSPECTUS

ADDITIONAL INFORMATION

Additional information about the Funds is included in the SAI dated May 1, 2006. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800.820.0888 or by writing to Rydex Variable Trust, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affects the Funds' performance during their last fiscal year. Because shares of the Funds are available exclusively for variable annuity and variable life products, the Trust does not provide its SAI and shareholder reports on its website.

No one has been authorized to give any information or make any representations not contained in this Prospectus or in the Funds' SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Trust or Rydex Investments. This Prospectus does not constitute an offering by the Trust in any jurisdiction where such an offering is not lawful.

The Trust's SEC registration number is 811-08821.

BC

9601 Blackwell Road • Suite 500 • Rockville, MD 20850
www.rydexinvestments.com • 800.820.0888

RVACLS-2-0506 X0507

RYDEX VARIABLE TRUST

STATEMENT OF ADDITIONAL INFORMATION

9601 BLACKWELL ROAD, SUITE 500

ROCKVILLE, MARYLAND 20850

800-820-0888   301-296-5100

WWW.RYDEXINVESTMENTS.COM

Rydex Variable Trust (the “Trust”) is a no-load mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (each a “Fund” and collectively, the “Funds”):

DOMESTIC EQUITY FUNDS	SECTOR FUNDS
DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)	BANKING FUND BASIC MATERIALS FUND
DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)	BIOTECHNOLOGY FUND CONSUMER PRODUCTS FUND
INVERSE DYNAMIC OTC FUND (FORMERLY, VENTURE 100 FUND)	ELECTRONICS FUND ENERGY FUND
DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)	ENERGY SERVICES FUND FINANCIAL SERVICES FUND
INVERSE DYNAMIC S&P 500 FUND (FORMERLY, TEMPEST 500 FUND)	HEALTH CARE FUND INTERNET FUND
INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)	LEISURE FUND PRECIOUS METALS FUND
INVERSE MID-CAP FUND	RETAILING FUND
INVERSE OTC FUND (FORMERLY, ARKTOS FUND)	TECHNOLOGY FUND TELECOMMUNICATIONS FUND
INVERSE RUSSELL 2000® FUND (FORMERLY, INVERSE SMALL-CAP FUND)	TRANSPORTATION FUND UTILITIES FUND
INVERSE S&P 500 FUND (FORMERLY, URSA FUND)	FIXED INCOME FUNDS
LARGE-CAP GROWTH FUND LARGE-CAP VALUE FUND	GOVERNMENT LONG BOND ADVANTAGE FUND (FORMERLY, U.S. GOVERNMENT BOND FUND)
MID-CAP ADVANTAGE FUND (FORMERLY, MEDIUS FUND)	INVERSE GOVERNMENT LONG BOND FUND (FORMERLY, JUNO FUND)
MID-CAP GROWTH FUND
MID-CAP VALUE FUND	ALTERNATIVE FUNDS
NOVA FUND	ABSOLUTE RETURN STRATEGIES FUND
OTC FUND	COMMODITIES FUND
RUSSELL 2000® ADVANTAGE FUND (FORMERLY, MEKROS FUND)	DYNAMIC STRENGTHENING DOLLAR FUND (FORMERLY, STRENGTHENING DOLLAR FUND)
SMALL-CAP GROWTH FUND SMALL-CAP VALUE FUND	DYNAMIC WEAKENING DOLLAR FUND (FORMERLY, WEAKENING DOLLAR FUND)
HEDGED EQUITY FUND
INTERNATIONAL EQUITY FUNDS EUROPE ADVANTAGE FUND	MULTI-CAP CORE EQUITY FUND (FORMERLY, CORE EQUITY FUND)
(FORMERLY, LARGE-CAP EUROPE FUND)	REAL ESTATE FUND

1

JAPAN ADVANTAGE FUND (FORMERLY, LARGE-CAP JAPAN FUND)	SECTOR ROTATION FUND
MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust’s Prospectuses dated May 1, 2006. Copies of the Trust’s Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust’s most recent financial statements are incorporated herein by reference, and must be delivered with, this SAI.

The date of this SAI is May 1, 2006

2

GENERAL INFORMATION ABOUT THE TRUST	1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	2

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS	31

DESCRIPTION OF THE MONEY MARKET FUND	37

INVESTMENT RESTRICTIONS	37

BROKERAGE ALLOCATION AND OTHER PRACTICES	45

PRINCIPAL HOLDERS OF SECURITIES	71

DETERMINATION OF NET ASSET VALUE	85

PURCHASE AND REDEMPTION OF SHARES	89

DIVIDENDS, DISTRIBUTIONS, AND TAXES	90

OTHER INFORMATION	95

INDEX PUBLISHERS	96

COUNSEL	98

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	98

CUSTODIAN	98

APPENDIX A – BOND RATINGS	A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES	B-1

3

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998. The Trust is permitted to offer separate portfolios of shares that are available through certain deferred variable annuity and variable insurance contracts (“Contracts”) offered through insurance companies, as well as to certain retirement plan investors. Additional series and/or classes may be created from time to time.

Currently, the Trust has fifty-seven separate Funds. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities. This SAI relates to the shares of fifty Funds which are categorized below according to each Fund’s type of investment strategy.

The “Domestic Equity Funds”

Dynamic Dow	Inverse OTC	Mid-Cap Value
Dynamic OTC	Inverse Russell 2000®	Nova
Inverse Dynamic OTC	Inverse S&P 500	OTC
Dynamic S&P 500	Large-Cap Growth	Russell 2000®Advantage
Inverse Dynamic S&P 500	Large-Cap Value	Small-Cap Growth
Inverse Dynamic Dow	Mid-Cap Advantage	Small-Cap Value
Inverse Mid-Cap	Mid-Cap Growth

The “Sector Funds”

Banking	Energy Services	Retailing
Basic Materials	Financial Services	Technology
Biotechnology	Health Care	Telecommunications
Consumer Products	Internet	Transportation
Electronics	Leisure	Utilities
Energy	Precious Metals

The “International Equity Funds”

Europe Advantage	Japan Advantage

The “Fixed Income Funds”

Government Long Bond Advantage (the “Bond Fund”)	Inverse Government Long Bond

The “Alternative Funds”

Absolute Return Strategies	Dynamic Weakening Dollar	Real Estate
Commodities	Hedged Equity	Sector Rotation
Dynamic Strengthening Dollar	Multi-Cap Core Equity

The “Money Market Fund”

U.S. Government Money Market  (the “Money Market Fund”)

The Trust is a successor to The Rydex Advisor Variable Annuity Account (the “Separate Account”), and the subaccounts of the Separate Account (the “Rydex Subaccounts”). The Rydex Subaccounts were divided into the Nova, Inverse S&P 500, OTC, Precious Metals, Government Long Bond Advantage, and Money Market Subaccounts. A substantial portion of

4

the assets of each of the Rydex Subaccounts were transferred to the respective Funds of the Trust in connection with the commencement of operations of the Trust. To obtain historical financial information about the Rydex Subaccounts, please call 1-800-820-0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Trust’s Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust’s investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments (the “Advisor”). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives.

Borrowing

The Domestic Equity Funds (except for the Inverse OTC Fund, Inverse S&P 500 Fund, and OTC Fund), Government Long Bond Advantage Fund, International Equity Funds, Alternative Funds, and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value (“NAV”) per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse OTC Fund, Inverse S&P 500 Fund, and OTC Fund), Government Long Bond Advantage Fund, International Equity Funds, Alternative Funds, and Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments

5

would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Currency Transactions

Although the International Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund and Commodities Fund do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the- counter options (“OTC options”) on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction

6

Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction,

7

the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Dynamic Strengthening Dollar Fund and Dynamic Weakening Dollar Fund. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may also enter into forward currency contracts.

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above

8

the devaluation level it anticipates. It also is possible that, under certain circumstances, the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”).

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency. If the Funds engage in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may convert their holdings of foreign currencies into U.S. Dollars from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Options. The International Equity, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies and Hedged Equity Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund

9

to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currencies

The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds will, and the International Equity, Absolute Return Strategies and Hedged Equity Funds may, invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

•                  Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•                  Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•                  Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•                  Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

•                  Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

•                  Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds’ investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s net asset value per share as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds’ assets also will be affected by the net investment income generated by the money market instruments in which the

10

Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Absolute Return Strategies and Hedged Equity Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Foreign Currency Exchange-Related Securities

Foreign Currency Warrants. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a

11

comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal Exchange Rate Linked Securities. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in principal exchange rate linked securities (“PERLsSM”). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. The Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Debt Securities

A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

12

Equity Securities

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of the fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, International Equity, Sector, and Alternative Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

•                  Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•                  Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•                  Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•                  Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time

13

depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•                  Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•                  Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the Securities and Exchange Commission (“SEC”) and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Fixed Income Securities

The market value of the fixed income investments in which the Fixed Income, Absolute Return Strategies, Hedged Equity, Dynamic Strengthening Dollar, Dynamic Weakening Dollar and Commodities Funds may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income

14

securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s net asset value. Additional information regarding fixed income securities is described below:

•                  Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•                  Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Foreign Issuers

The Sector, International Equity, Absolute Return Strategies, Hedged Equity, Multi-Cap Core Equity, and Sector Rotation Funds may invest in issuers located outside the United States through American Depositary Receipts (“ADRs”), “ordinary shares,” or “New York shares” issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

15

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Risk Factors Regarding Europe - The Europe Advantage Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund’s current benchmark is the Dow Jones Stoxx 50SM Index (the “Stoxx 50 Index”). The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 25 countries of the European Union (“EU”);  these 15 countries are  Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU’s primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

The EU established a single currency - the Euro, to replace each member country’s domestic currencies. On January 1, 1999, the Euro became a currency. After a three-year transition period, the Euro began circulating on January 1, 2002, and replaced the currencies previously used by Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

The European Continent’s economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

Risk Factors Regarding Japan - The Japan Advantage Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund’s current benchmark is Japan’s Topix 100 Index. The Topix 100 Index is an index designed to measure

16

performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange (“TSE”).

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata, and Sapporo. The Tokyo Stock Exchange (TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan’s largest single trading partner, close to half of Japan’s trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan’s neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation’s financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government’s handling of deregulation programs.

17

Also of concern are Japan’s trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

Illiquid Securities

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund’s investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the “SEC”), illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted

18

securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

Investments in Other Investment Companies

While the Funds do not anticipate doing so, the Funds (other than the Bond Fund and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:  (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Bond Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or

19

obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Futures And Options Transactions

Futures And Options On Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds (other than the Money Market Fund) may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

20

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures

21

and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Domestic Equity (except the Inverse Dynamic OTC, Inverse Dynamic S&P 500, Inverse Dynamic Dow, Inverse S&P 500, and Inverse OTC Funds), Sector, International Equity, and Alternative Funds may buy call options and write (sell) put options on securities; the Inverse Dynamic OTC, Inverse Dynamic S&P 500, Inverse Dynamic Dow, Inverse S&P 500, and Inverse OTC Funds may buy put options and write call options on securities for the purpose of realizing their respective investment objectives. The Nova Fund, OTC Fund, Mid-Cap Advantage Fund, Russell 2000 Advantage Fund, International Equity Funds, Dynamic S&P 500 Fund, Dynamic OTC Fund, Sector Funds, and Alternative Funds, may purchase call options and write put options; the Inverse S&P 500 Fund, Inverse OTC Fund, Inverse Dynamic S&P 500 Fund, and Inverse Dynamic OTC Fund may purchase put options and write call options; the Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Inverse Mid-Cap Fund, Small-Cap Value Fund, Small-Cap Growth Fund, Inverse Russell 2000 Fund, Dynamic Dow Fund and Inverse Dynamic Dow Fund may buy put and call options, and write (sell) put and call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund’s investment objective. The Alternative Funds may purchase and write put and call options on indices and enter into related closing transactions.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

22

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

23

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Risks Associated With Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

•                  Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

•                  Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

•                  Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

24

•                  Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Hybrid Instruments

The Commodities Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

25

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Portfolio Turnover

As discussed in the Trust’s Prospectuses, the Trust anticipates that investors in the Funds, other than the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity, and Sector Rotation Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Trust’s Prospectuses). Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity, and Sector Rotation Funds, will be substantial.

In general, the Advisor manages the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity, and Sector Rotation Funds without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. Because the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity, and Sector Rotation Funds expect to use all short-term instruments, their reported portfolio turnover may be low despite relatively high portfolio activity which would involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity, and Sector Rotation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

26

Real Estate Investment Trusts (“REITs”)

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended, (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.

27

In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Domestic Equity, Alternative (except the Real Estate Fund) and Money Market Funds may use reverse repurchase agreements as part of that Fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this

28

advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Short Sales

The Inverse Dynamic OTC, Inverse Dynamic S&P 500, Inverse Dynamic Dow, Inverse Mid-Cap, Inverse OTC, Inverse Russell 2000®, Inverse S&P 500, Inverse Government Long Bond, Absolute Return Strategies, Hedged Equity, and Dynamic Weakening Dollar Funds may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will:  (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Domestic Equity (except the Inverse Dynamic OTC, Inverse Dynamic S&P 500, Inverse Dynamic Dow, Inverse Mid-Cap, Inverse OTC, Inverse Russell 2000®, and Inverse S&P 500 Funds), International Equity, Sector Funds, Dynamic Strengtheing Dollar, Multi-Cap Core Equity, and Sector Rotation Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund’s position.

Stock Index Futures Contracts

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up

29

the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund’s custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

Swap Agreements

The Funds may enter into swap agreements, including, but not limited to, equity index swaps and interest rate swaps. The Absolute Return Strategies Fund may also enter into credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is the credit default swap. A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives an upfront or periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default event occurs, the buyer will lose its investment and recover nothing. The Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. Credit default

30

swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or, in the case of a credit default swap in which the Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of

31

cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Tracking Error

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the International Funds’ respective benchmark and the time the International Funds price their shares at the close of the New York Stock Exchange (“NYSE”); or (11) market movements that run counter to a leveraged Fund’s investments. Market movements that run counter to a leveraged Fund’s investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the International Funds’ performance may tend to vary from the closing performance of the International Funds’ respective benchmarks. However, all of the Funds’ performance attempts to correlate highly with the movement in their respective benchmarks over time.

32

U.S. Government Securities

The Bond Fund invests primarily in U.S. Government securities, and each of the other Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain

33

cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Fixed Income, Absolute Return Strategies, and Hedged Equity Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

Banking Fund

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

34

Basic Materials Fund

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

Biotechnology Fund

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

Consumer Products Fund

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (i.e., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

Electronics Fund

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided

35

manufacturing (“CAD/CAM”), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

Energy Fund

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

Energy Services Fund

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

Financial Services Fund

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

36

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.                                       the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.                                      for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.                                       for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Health Care Fund

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

37

Internet Fund

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

Leisure Fund

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

Precious Metals Fund

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector (“Precious Metals Companies”). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

Retailing Fund

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

38

Technology Fund

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

Telecommunications Fund

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

Transportation Fund

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Utilities Fund

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund’s Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

39

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund’s assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Fundamental Policies of the Nova Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Fixed Income Funds and Precious Metals Fund

The Nova Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Government Long Bond Advantage Fund, Inverse Government Long Bond Fund and Precious Metals Fund shall not:

1.                                       Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

2.                                       Underwrite securities of any other issuer.

3.                                       Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein

40

and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

4.                                       Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

5.                                       Pledge, mortgage, or hypothecate the Fund’s assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

6.                                       Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

6.1                               The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

7.                                       Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for a particular Benchmark Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

7.1                               The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

8.                                       Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund’s total assets from a bank or (ii) in an amount up to one-third of the value of the Fund’s total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This

41

provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

8.1                               The Nova Fund and the Bond Fund may borrow money, subject to the conditions of paragraph 8, for the purpose of investment leverage.

8.2                               The Inverse Government Long Bond Fund may borrow money, subject to the conditions of paragraph 8, but shall not make purchases while borrowing in excess of 5% of the value of its assets. For purposes of this subparagraph, Fund assets invested in reverse repurchase agreements are included in the amounts borrowed.

9.                                       Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost (“selling against the box”).

9.1                               The Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund’s custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Fundamental Policies applicable to the Money Market Fund

The Money Market Fund shall not:

10.                                 Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

11.                                 Lend the Money Market Fund’s portfolio securities in excess of 15% of the Money Market Fund’s total assets. Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

42

12.                                 Issue senior securities, except as permitted by the Money Market Fund’s investment objectives and policies.

13.                                 Write or purchase put or call options.

14.                                 Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

15.                                 Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

16.                                 Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Fundamental Policies of the Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds (other than the Precious Metals Fund), International Equity Funds, and Alternative Funds

The Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds (other than the Precious Metals Fund), International Equity Funds, and Alternative Funds may not:

17.                                 Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

18.                                 Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

19.                                 Purchase or sell real estate except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

20.                                 Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

43

21.                                 Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

22.                                 Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Fund.

23.                                 Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Benchmark Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund may be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

The Absolute Return Strategies Fund and Hedged Equity Fund shall not:

24.                                 With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

The Funds may not:

1.                                       Invest in warrants.

2.                                       Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.                                       Invest in mineral leases.

The Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds, International Equity Funds, and Alternative Funds may not:

4.                                       Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

44

5.                                       Invest in companies for the purpose of exercising control.

6.                                       Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7.                                       Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8.                                       Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Sector Fund and the Real Estate Fund may not:

9.                                       Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days’ prior notice to shareholders.

The Commodities Fund may not:

10.                                 Change its investment strategy to invest at least 80% of its assets in commodity-linked instruments without 60 days’ prior notice to shareholders.

The Inverse S&P 500 Fund may not:

11.                                 Change its investment strategy to invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index, without 60 days’ prior notice to shareholders.

The Government Long Bond Advantage Fund and U.S. Government Money Market Fund may not:

12.                                 Change its investment strategy to invest at least 80% of its net assets in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Inverse Government Long Bond Fund may not:

13.                                 Change its investment strategy to invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed

45

income securities issued by the U.S. Government without 60 days’ prior notice to shareholders.

The Russell 2000® Advantage Fund may not:

14.                                 Change its investment strategy to invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to those of its underlying index, without 60 days’ prior notice to shareholders.

The Europe Advantage Fund may not:

15.                                 Change its investment strategy to invest at least 80% of its net assets in equity securities of European issuers (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Japan Advantage Fund may not:

16.                                 Change its investment strategy to invest at least 80% of its net assets in equity securities of large market capitalization Japanese issuers (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Large-Cap Value Fund may not:

17.                                 Change its investment strategy to invest at least 80% of its net assets in large-cap value securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Large-Cap Growth Fund may not:

18.                                 Change its investment strategy to invest at least 80% of its net assets in large-cap growth securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Mid-Cap Value Fund may not:

19.                                 Change its investment strategy to invest at least 80% of its net assets in mid-cap value securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Mid-Cap Growth Fund may not:

20.                                 Change its investment strategy to invest at least 80% of its net assets in mid-cap growth securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

46

The Mid-Cap Advantage Fund may not:

21.                                 Change its investment strategy to invest at least 80% of its net assets in mid-cap securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Inverse Mid-Cap Fund may not:

22.                                 Change its investment strategy to invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index, without 60 days’ prior notice to shareholders.

The Inverse Russell 2000® Fund may not:

23.                                 Change its investment strategy to invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of its underlying index, without 60 days’ prior notice to shareholders.

The Small-Cap Value Fund may not:

24.                                 Change its investment strategy to invest at least 80% of its net assets in small-cap value securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Small-Cap Growth Fund may not:

25.                                 Change its investment strategy to invest at least 80% of its net assets in small-cap growth securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Multi-Cap Core Equity Fund may not:

26.                                 Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Hedged Equity Fund may not:

27.                                 Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 8 above under the heading “Fundamental Policies of the Nova Fund, Inverse S&P 500 Fund, OTC Fund, Inverse OTC Fund, Fixed Income Funds and Precious Metals Fund” above and in paragraph 17 above under the heading “Fundamental Policies of the Domestic Equity Funds (except the Nova Fund, Inverse S&P 500 Fund, OTC Fund, and Inverse OTC Fund), Sector Funds (other than the Precious Metals Fund), International Equity Funds,

47

and Alternative Funds.”  With respect to borrowings in accordance with the limitations set forth in paragraphs 8 and 17, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2003, 2004 and 2005 the Funds paid the following brokerage commissions:

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2003	Aggregate Brokerage Commissions During Fiscal Year Ended 2004	Aggregate Brokerage Commissions During Fiscal Year Ended 2005
Dynamic S&P 500	10/01/01	$65,027	$133,372	$48,208
Inverse Dynamic S&P 500	N/A	N/A	N/A	N/A
Dynamic OTC	10/01/01	$72,368	$129,336	$67,478
Inverse Dynamic OTC	N/A	N/A	N/A	N/A
Dynamic Dow	02/20/04	N/A	$22,382	$31,773

48

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2003	Aggregate Brokerage Commissions During Fiscal Year Ended 2004	Aggregate Brokerage Commissions During Fiscal Year Ended 2005
Inverse Dynamic Dow	02/20/04	N/A	$3,230	$3,759
Nova	05/07/97	$279,838	$347,231	$185,053
Inverse S&P 500	06/09/97	$44,496	$39,592	$19,051
OTC	05/07/97	$561,516	$530,431	$221,789
Inverse OTC	05/21/01	$12,919	$45,975	$17,991
Mid-Cap Advantage	10/01/01	$245,156	$190,995	$191,567
Russell 2000 Advantage	10/01/01	$717,722	$1,190,922	$230,077
Inverse Government Long Bond	05/01/03	$27,939	$39,288	$17,864
Government Long Bond Advantage	08/18/97	$30,688	$40,305	$33,980
Europe Advantage	10/01/01	$706	$259	$49,002
Japan Advantage	10/01/01	$2,954	$13,946	$11,309
Sector Rotation	05/01/02	$79,963	$90,158	$104,178
Multi-Cap Core Equity	11/28/05	N/A	N/A	$947
Large-Cap Value	02/20/04	N/A	$40,506	$50,352
Large-Cap Growth	02/20/04	N/A	$28,811	$80,653
Mid-Cap Value	02/20/04	N/A	$81,465	$432,614
Mid-Cap Growth	02/20/04	N/A	$49,982	217,277
Inverse Mid-Cap	02/20/04	N/A	$1,340	$799
Small-Cap Value	02/20/04	N/A	$140,362	$250,215
Small-Cap Growth	02/20/04	N/A	$159,419	$131,018
Inverse Russell 2000	02/20/04	N/A	$9,871	$3,527
Banking	05/02/01	$114,418	$166,967	$87,430
Basic Materials	05/02/01	$202,780	$296,278	$137,924
Biotechnology	05/02/01	$281,774	$272,119	$105,522
Consumer Products	05/29/01	$99,096	$214,530	$86,983
Electronics	08/03/01	$319,734	$230,668	$176,063
Energy	05/29/01	$120,443	$247,920	$207,192
Energy Services	05/02/01	$176,358	$189,609	$158,352
Financial Services	07/20/01	$168,468	$217,847	$170,564
Health Care	06/19/01	$194,173	$167,178	$96,875
Internet	05/24/01	$270,173	$374,610	$151,273
Leisure	05/22/01	$199,058	$247,334	$154,667
Precious Metals	05/29/97	$386,875	$532,974	$316,343
Real Estate	10/01/01	$155,567	$261,278	$246,573
Retailing	07/23/01	$117,473	$137,931	$112,062
Technology	05/02/01	$429,428	$196,683	$117,512
Telecommunications	07/27/01	$199,622	$331,344	$124,364
Transportation	06/11/01	$64,280	$163,320	$75,229
Utilities	05/02/01	$367,782	$233,478	$190,626
U.S. Government Money Market	05/07/97	N/A	N/A	N/A

49

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2003	Aggregate Brokerage Commissions During Fiscal Year Ended 2004	Aggregate Brokerage Commissions During Fiscal Year Ended 2005
Absolute Return Strategies	11/28/05	N/A	N/A	$1,908
Hedged Equity	11/28/05	N/A	N/A	$2,406
Dynamic Strengthening Dollar	09/30/05	N/A	N/A	$0
Dynamic Weakening Dollar	09/30/05	N/A	N/A	$12
Commodities	09/30/05	N/A	N/A	$1,088

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented

50

services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds’ Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust’s fiscal year ended December 31, 2005, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Absolute Return Strategies	$38	$212,988
Banking	$1,689	$11,592,700
Basic Materials	$8,681	$52,827,887
Biotechnology	$4,840	$25,101,885
Consumer Products	$4,537	$32,182,814
Multi-Cap Core Equity	$445	$2,491,610
Electronics	$9,495	$28,642,752
Energy	$9,440	$90,782,392
Energy Services	$6,053	$50,956,174
Financial Services	$3,762	$27,969,685

51

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Health Care	$4,718	$39,272,146
Hedged Equity	$102	$817,148
Internet	$8,108	$27,355,171
Europe Advantage	$1,691	$13,036,315
Large-Cap Growth	$7,324	$57,119,724
Large-Cap Value	$3,619	$24,955,662
Leisure	$5,500	$28,588,324
Dynamic Dow	$2,432	$22,292,103
Mid-Cap Advantage	$13,926	$85,817,620
Russell 2000 Advantage	$13,733	$54,558,955
Mid-Cap Growth	$15,869	$115,933,680
Mid-Cap Value	$27,202	$150,968,233
Nova	$16,835	$114,959,205
OTC	$22,991	$133,938,815
Precious Metals	$490	$1,118,265
Real Estate	$20,311	$132,087,857
Retailing	$6,578	$39,595,737
Sector Rotation	$8,887	$73,591,611
Small-Cap Growth	$9,412	$58,144,333
Small-Cap Value	$16,332	$76,792,739
Technology	$8,335	$34,287,878
Telecommunications	$7,455	$24,301,662
Dynamic S&P 500	$3,861	$28,300,086
Transportation	$5,188	$30,731,240
Utilities	$8,352	$47,187,046
Dynamic OTC	$6,655	$37,749,403

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or Rydex Distributors, Inc. (the “Distributor”). With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

52

For the fiscal period ended December 31, 2003, the Funds paid no brokerage commissions to the Distributor. For the fiscal years ended December 31, 2004 and December 31, 2005, the Funds paid the following brokerage commissions to the Distributor:

		Aggregate Brokerage Commissions Paid to Affiliated Broker		Percentage of Total Brokerage	Percentage of Total Brokerage Transactions, Involving Payment of Commissions, Effected
Fund Name	Fund Inception Date	Fiscal Year Ended 2004	Fiscal Year Ended 2005	Commissions Paid to Affiliated Broker in 2005	Through Affiliated Brokers in 2005
Dynamic S&P 500	10/01/01	$198	—	N/A	N/A
Nova	05/07/97	$7,425	—	N/A	N/A
Mid-Cap Advantage	10/01/01	$1,235	$5,692	2.97%	1.34%
Sector Rotation	05/01/02	$34	—	N/A	N/A
Large-Cap Value	02/20/04	$3,427	$1,770	3.52%	2.36%
Large-Cap Growth	02/20/04	$5,111	$4,830	5.99%	4.36%
Mid-Cap Value	02/20/04	$2,578	$18,128	4.19%	4.48%
Mid-Cap Growth	02/20/04	$1,362	$9,570	4.40%	4.55%
Small-Cap Value	02/20/04	$7,136	$16,807	6.72%	8.30%
Small-Cap Growth	02/20/04	$11,878	$2,634	2.01%	1.72%
Banking	05/02/01	$1,118	—	N/A	N/A
Basic Materials	05/02/01	$1,176	—	N/A	N/A
Biotechnology	05/02/01	$1,912	$3,235	3.07%	2.83%
Consumer Products	05/29/01	$5,877	$1,262	1.45%	1.40%
Electronics	08/03/01	$2,456	—	N/A	N/A
Energy	05/29/01	$1,136	$2,523	1.22%	1.29%
Energy Services	05/02/01	$7,062	$3,467	2.19%	2.36%
Financial Services	07/20/01	$1,695	—	N/A	N/A
Health Care	06/19/01	$780	$1,283	1.32%	1.22%
Internet	05/24/01	$10,864	$4,039	2.67%	2.21%
Leisure	05/22/01	—	$1,248	0.81%	0.95%
Precious Metals	05/29/97	$1,763	—	N/A	N/A
Real Estate	10/01/01	$665	$1,995	0.81%	0.82%
Retailing	07/23/01	$1,221	$433	0.39%	0.40%
Technology	05/02/01	$10,175	—	N/A	N/A
Telecommunications	07/27/01	$2,349	$3,005	2.42%	2.03%
Transportation	06/11/01	$2,000	$1,066	1.42%	1.32%
Utilities	05/02/01	$295	$4,653	2.44%	2.46%

Securities of “Regular Broker-Dealers.”  The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds

53

may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares. As of December 31, 2005, the following Funds held the following securities of the Trust’s “regular brokers or dealers:”

Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker- Dealer Held
Dynamic Dow	Citigroup	$84,521
	Lehman Brothers, Inc.	$807,232
	UBS Financial Services, Inc.	$84,521
	Morgan Stanley	$84,521
Dynamic OTC	Citigroup	$1,167,361
	Lehman Brothers, Inc.	$5,112,973
	UBS Financial Services, Inc.	$1,167,361
	Morgan Stanley	$1,167,361
	CSFB	$2,391,026
Dynamic S&P 500	Citigroup	$1,297,941
	Lehman Brothers, Inc.	$1,260,968
	UBS Financial Services, Inc.	$1,297,941
	Morgan Stanley	$1,297,941
	CSFB	$300,050
	Merrill Lynch & Co.	$103,627
	Bank of America	$308,974
	Bear Stearns Cos., Inc.	$21,951
	Goldman Sachs Group, Inc.	$95,782
	U.S. Bancorp	$90,477
Inverse Dynamic Dow	Citigroup	$758,927
	Lehman Brothers, Inc.	$1,957,666
	UBS Financial Services, Inc.	$758,927
	Morgan Stanley	$758,927
Inverse Mid-Cap	Citigroup	$328,866
	Lehman Brothers, Inc.	$319,498
	UBS Financial Services, Inc.	$328,866
	Morgan Stanley	$328,866
	CSFB	$190,311
Inverse OTC	Citigroup	$2,889,759
	Lehman Brothers, Inc.	$3,552,115
	UBS Financial Services, Inc.	$2,889,759
	Morgan Stanley	$2,889,759
	CSFB	$798,380

54

Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker- Dealer Held
Inverse Russell 2000®	Citigroup	$1,360,695
	Lehman Brothers, Inc.	$1,321,933
	UBS Financial Services, Inc.	$1,360,695
	Morgan Stanley	$1,360,695
	CSFB	$632,104
Inverse S&P 500	Citigroup	$5,696,394
	Lehman Brothers, Inc.	$5,534,131
	UBS Financial Services, Inc.	$5,696,394
	Morgan Stanley	$5,696,394
	CSFB	$541,822
Large-Cap Growth	Lehman Brothers, Inc.	$120,445
Large-Cap Value	Lehman Brothers, Inc.	$176,059
	Bear Stearns Cos., Inc.	$68,972
	U.S. Bancorp	$65,190
Mid-Cap Advantage	Citigroup	$1,103,724
	Lehman Brothers, Inc.	$1,072,285
	UBS Financial Services, Inc.	$1,103,724
	Morgan Stanley	$1,103,724
	CSFB	$1,790,668
	Jeffries Group Inc	$378,732
	LaBranche & Co Inc	$195,426
Mid-Cap Growth	Lehman Brothers, Inc.	$259,976
Mid-Cap Value	Lehman Brothers, Inc.	$130,936
Nova	Citigroup	$5,892,883
	Lehman Brothers, Inc.	$5,725,021
	UBS Financial Services, Inc.	$5,892,883
	Morgan Stanley	$5,892,883
	CSFB	$2,901,432
	Merrill Lynch & Co.	$148,329
	Bank of America	$1,223,436
	Goldman Sachs Group, Inc.	$670,477
	U.S. Bancorp	$533,536
	Lehman Brothers, Inc.	$706,217
OTC	Citigroup	$1,158,708
	Lehman Brothers, Inc.	$1,125,701
	UBS Financial Services, Inc.	$1,158,708
	Morgan Stanley	$1,158,708
	CSFB	$322,848
Russell 2000® Advantage	Citigroup	$1,129,734
	Lehman Brothers, Inc.	$1,496,900
	UBS Financial Services, Inc.	$1,129,734
	Morgan Stanley	$1,129,734
	CSFB	$882,562
	LaBranche & Co Inc	$15,671

55

Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker- Dealer Held
Small-Cap Growth	Lehman Brothers, Inc.	$10,842
Small-Cap Value	Lehman Brothers, Inc.	$130,179
Europe Advantage	Citigroup	$1,518,863
	Lehman Brothers, Inc.	$2,536,382
	UBS Financial Services, Inc.	$1,518,863
	Morgan Stanley	$1,518,863
	CSFB	$80,050
	CSFB	$415,752
Japan Advantage	Citigroup	$6,058,150
	Lehman Brothers, Inc.	$21,337,735
	UBS Financial Services, Inc.	$6,058,150
	Morgan Stanley	$6,058,150
Banking	Lehman Brothers, Inc.	$56,935
	Bank of America Corp.	$724,881
	U.S. Bancorp	$434,361
Biotechnology	Lehman Brothers, Inc.	$208,087
Consumer Products	Lehman Brothers, Inc.	$45,961
Electronics	Lehman Brothers, Inc.	$56,891
Energy	Lehman Brothers, Inc.	$273,818
Energy Services	Lehman Brothers, Inc.	$85,940
Financial Services	Lehman Brothers, Inc.	$131,013
	Bank of America Corp.	$527,633
	Lehman Brothers, Inc.	$353,237
	Merrill Lynch	$229,605
	Bear Stearns	$302,689
	Goldman Sachs	$380,576
	US Bancorp	$344,333
Health Care	Lehman Brothers, Inc.	$251,697
Internet	Lehman Brothers, Inc.	$129,100
Leisure	Lehman Brothers, Inc.	$86,636
Precious Metals	Lehman Brothers, Inc.	$580,118
Technology	Lehman Brothers, Inc.	$51,773
Telecommunications	Lehman Brothers, Inc.	$95,540
Transportation	Lehman Brothers, Inc.	$312,008
Utilities	Lehman Brothers, Inc.	$161,359
Government Long Bond Advantage	Citigroup	$9,024,175
	Lehman Brothers, Inc.	$8,767,116
	UBS Financial Services, Inc.	$9,024,175
	Morgan Stanley	$9,024,175

56

Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker- Dealer Held
Inverse Government Long Bond	Citigroup	$3,279,093
	Lehman Brothers, Inc.	$22,780,686
	UBS Financial Services, Inc.	$3,279,093
	Morgan Stanley	$3,279,093
Absolute Return Strategies	Citigroup	$454,010
	Lehman Brothers, Inc.	$441,076
	UBS Financial Services, Inc.	$454,010
	Morgan Stanley	$454,010
	Lehman Brothers, Inc.	$1,282
	UBS Financial Services, Inc.	$1,903
	Goldman Sachs	$36,908
Commodities	Citigroup	$3,766,663
	Lehman Brothers, Inc.	$3,659,367
	UBS Financial Services, Inc.	$3,766,663
	Morgan Stanley	$3,766,663
	CSFB	$2,385,050
Dynamic Strengthening Dollar	Citigroup	$47,132
	Lehman Brothers, Inc.	$45,789
	UBS Financial Services, Inc.	$47,132
	Morgan Stanley	$47,132
	CSFB	$249,983
Dynamic Weakening Dollar	Citigroup	$225,861
	Lehman Brothers, Inc.	$219,426
	UBS Financial Services, Inc.	$225,861
	Morgan Stanley	$225,861
Hedged Equity	Citigroup	$227,508
	Lehman Brothers, Inc.	$221,028
	UBS Financial Services, Inc.	$227,508
	Morgan Stanley	$227,508
	Lehman Brothers, Inc.	$3,845
	UBS Financial Services, Inc.	$6,660
	Goldman Sachs	$68,836
Multi-Cap Core Equity	Citigroup	$6,282
	Lehman Brothers, Inc.	$6,104
	UBS Financial Services, Inc.	$6,282
	Morgan Stanley	$6,282
	Bank of America Corp.	$24,136
	Goldman Sachs	$1,277
	Lehman Brothers, Inc.	$7,690

57

Fund Name	Full Name of Broker/Dealer	Total Amount of Securities of Each Regular Broker- Dealer Held
Real Estate	Lehman Brothers, Inc.	$45,417
Sector Rotation	Lehman Brothers, Inc.	$2,603,804
	Merrill Lynch & Co.	$426,699
	Bank of New York	$267,381
	Bear Stearns Cos., Inc.	$184,848
	Goldman Sachs Group, Inc.	$397,306
	UBS	$532,840
	Lehman Brothers, Inc.	$320,425
U.S. Government Money Market	Citigroup	$17,522,751
	Lehman Brothers, Inc.	$17,023,605
	UBS Financial Services, Inc.	$17,522,751
	Morgan Stanley	$17,522,751

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each member of the Board is responsible for the fifty-seven Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of Rydex Series Funds, Rydex Dynamic Funds, and Rydex ETF Trust that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 109 Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

Members of the Board and Trust Officers. Set forth below are the names, ages, position with the Trust, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Interested Trustees*

Michael P. Byrum (35)	Trustee, 2005 to present; Vice President, 1998 to present.	Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice	Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2005 to present; Trustee of Rydex

58

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held

President of Rydex ETF Trust, 2002 to present; President of Rydex Capital Partners SPhinX Fund, 2003 to present; President of PADCO Advisors, Inc. and PADCO Advisors II Inc., 2004 to present; Chief Operating Officer of PADCO Advisors, Inc., 2003 to 2004; Executive Vice President of PADCO Advisors, Inc., 1993 to 2004; Senior Portfolio Manager of PADCO Advisors, Inc., 1993 to 2003; Executive Vice President of PADCO Advisors II, Inc., 1996 to 2004; Senior Portfolio Manager of PADCO Advisors II, Inc., 1996 to 2003; President of Rydex Capital Partners I, LLC, registered investment adviser, and Rydex Capital Partners II, LLC, registered investment adviser, 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2004 to present; Executive Vice President of Rydex Distributors, Inc., 1996 to 2004; Secretary of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Capital Partners I, LLC, registered investment adviser Rydex Capital Partners II, LLC, registered investment adviser, and Rydex Fund Services, Inc., 2003 to present; Secretary of Rydex Distributors, Inc., 1996 to 2004.

Capital Partners SPhinX Fund, 2003 to present.

Carl G. Verboncoeur (52)	Trustee, 2004 to present; President, 2003 to present.

President of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2003 to present; Vice President of the Trust, 1997 to 2003; Vice President of Rydex Dynamic Funds, 2000 to 2003; Vice President of Rydex Series

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2004 to present; Director of ICI Mutual Insurance Company, 2005 to present;

59

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held

Funds, 1997 to 2003; Vice President of Rydex ETF Trust, calendar year 2003; Vice President of Rydex Capital Partners SPhinX Fund, 2003 to present; Treasurer of the Trust and Rydex Series Funds, 1997 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to 2003; Treasurer of Rydex ETF Trust, 2002 to 2003; Treasurer of Rydex Capital Partners SPhinX Fund, calendar year 2003; Chief Executive Officer and Treasurer of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President and Treasurer of Rydex Capital Partners I, LLC, registered investment adviser, and Rydex Capital Partners II, LLC, registered investment adviser, 2003 to present; President of PADCO Advisors, Inc., PADCO Advisors II, Inc., 2003 to 2004; President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2000 to 2003; Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 1997 to 2000.

Independent Trustees

Corey A. Colehour (59)	Trustee, 1998 to present.	Owner and President of Schield Management Company, registered investment adviser, February 2005 to present; Senior Vice President of Marketing and	Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF

60

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
		Co-Owner of Schield Management Company, registered investment adviser, 1985 to February 2005.	Trust, 2003 to present; Trustee of Rydex Series Funds, 1993 to present.

J. Kenneth Dalton (64)	Trustee, 1998 to present; Chairman of the Audit Committee.	Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee of Rydex Series Funds, 1995 to present.

John O. Demaret (65)	Trustee, 1998 to present; Chairman of the Board, 2006 to present.	Retired.

Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present.

Werner E. Keller (65)	Trustee, 2005 to present.	President of Keller Partners, LLC, registered investment adviser, 2005 to present; Retired, 2001 to 2005.

Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2005 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present; Chairman of Centurion Capital Management, registered investment advisor, 1991 to 2001

Thomas F. Lydon (45)	Trustee, 2005 to present.	President of Global Trends Investments, registered investment advisor, 1996 to present;

Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2005 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present; Director of U.S. Global Investors, Inc., 1997 to present; Chairman of Make-A-Wish Foundation of Orange County, 1999 to present.

Patrick T. McCarville (62)	Trustee, 1998 to present; Chairman of the Nominating Committee.	Founder and Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing, Northbrook, Illinois, 1977 to present.	Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Dynamic

61

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present.

Roger Somers (60)	Trustee, 1998 to present.	President of Arrow Limousine, 1963 to present.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present.

Officers

Nick Bonos (42)	Vice President and Treasurer, 2003 to present.

Vice President and Treasurer of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2003 to present; Treasurer and Principal Financial Officer of Rydex Capital Partners SPhinX Fund, 2003 to present; Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003.

Joanna M. Haigney (38)	Chief Compliance Officer, 2004 to present; Secretary, 2000 to present.

Chief Compliance Officer of Rydex Dynamic Funds, Rydex Series Funds, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund, 2004 to present; Secretary of Rydex Dynamic Funds and Rydex Series Funds, 2000 to present; Secretary of Rydex ETF Trust, 2002 to present; Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present; Vice President of Rydex Fund Services, Inc., 2004 to present; Vice President of Compliance of PADCO Advisors, Inc. and PADCO Advisors II, Inc., 2000 to present.

62

*            Denotes a Trustee who may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of affiliation with the Trust’s Advisor.

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Servicer that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met one time during the most recently completed fiscal year.

63

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Board member’s “beneficial ownership” of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Board members and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee

Michael P. Byrum	N/A	None	$50,001 - $100,000
Corey A. Colehour	N/A	None	over $100,000
J. Kenneth Dalton	N/A	None	$10,001 - $50,000
Thomas F. Lydon	N/A	None	$1,000 - $10,000
Werner E. Keller	N/A	None	over $100,000
Patrick T. McCarville	N/A	None	$50,001 - $100,000
Roger J. Somers	N/A	None	over $100,000
Carl G. Verboncoeur	N/A	None	over $100,000

Board and Officer Compensation. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended December 31, 2005, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

Name of Person	Aggregate Compensation From Trust		Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Michael P. Byrum**	n/a		n/a	n/a	n/a
Corey A. Colehour	$16,020		$0	$0	$88,500
J. Kenneth Dalton	$16,020		$0	$0	$88,500
John O. Demaret	$15,835		$0	$0	$92,500
Werner E. Keller	$7,000	***	$0	$0	$45,000
Thomas F. Lydon	$7,000	***	$0	$0	$45,000
Patrick T. McCarville	$16,020		$0	$0	$88,500
Roger J. Somers	$16,020		$0	$0	$88,500

64

Name of Person	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Carl G. Verboncoeur**	n/a	n/a	n/a	n/a

* Represents total compensation for service as Trustee of the Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, Rydex Series Funds and Rydex Capital Partners SPhinX Fund.

**Messrs. Verboncoeur and Byrum are interested trustees, as defined above. As officers of the Advisor, they do not receive compensation from the Trust.

***Messrs. Keller and Lydon became trustees of the Trust on June 27, 2005.

Code of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisory Agreement

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on July 5, 1994, together with PADCO Advisors, Inc., a registered investment adviser under common control and does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the “Viragh Family Trust”). Under the 1940 Act, control of a

65

company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under investment advisory agreements with the Advisor, dated April 30, 2004 and May 23, 2005, the Advisor serves as the investment adviser for each series of the Trust, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. Prior to November 2, 1998, the Advisor provided similar services to the Rydex Subaccounts. As of April 1, 2006, net assets under management of the Advisor and its affiliates were approximately $14.3 billion. Pursuant to the advisory agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal years ended December 31, 2003, 2004 and 2005 the Advisor received the following investment advisory fees:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2003	Advisory Fees Paid for Fiscal Year Ended 2004	Advisory Fees Paid for Fiscal Year Ended 2005
Dynamic S&P 500	10/01/01	0.90%	$136,383	$252,443	220,666
Inverse Dynamic S&P 500	N/A	0.90%	N/A	N/A	N/A
Dynamic OTC	10/01/01	0.90%	$128,599	$258,546	313,404
Inverse Dynamic OTC	N/A	0.90%	N/A	N/A	N/A
Dynamic Dow	05/03/04	0.90%	N/A	$23,960	79,938
Inverse Dynamic Dow	05/03/04	0.90%	N/A	$18,119	56,703
Nova	05/07/97	0.75%	$341,660	$662,738	810,149
Inverse S&P 500	06/09/97	0.90%	$374,282	$420,805	320,367
OTC	05/07/97	0.75%	$841,013	$999,272	775,848
Inverse OTC	05/21/01	0.90%	$336,956	$401,261	289,875

66

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2003	Advisory Fees Paid for Fiscal Year Ended 2004	Advisory Fees Paid for Fiscal Year Ended 2005
Mid-Cap Advantage	10/01/01	0.90%	$134,885	$250,140	390,477
Russell 2000 Advantage	10/01/01	0.90%	$328,502	$555,936	373,023
Government Long Bond Advantage	08/18/97	0.50%	$184,395	$276,602	260,301
Inverse Government Long Bond	05/01/03	0.90%	$130,497	$455,084	394,324
Europe Advantage	10/01/01	0.90%	$101,801	$258,685	254,306
Japan Advantage	10/01/01	0.90%	$109,997	$165,142	154,313
Sector Rotation	05/01/02	0.90%	$100,422	$207,760	312,736
Multi-Cap Core Equity	11/29/05	0.90%	N/A	N/A	1,807
Large-Cap Value	05/03/04	0.75%	N/A	$49,463	124,509
Large-Cap Growth	05/03/04	0.75%	N/A	$40,107	92,751
Mid-Cap Value	05/03/04	0.75%	N/A	$54,654	238,548
Mid-Cap Growth	05/03/04	0.75%	N/A	$44,149	136,354
Inverse Mid-Cap	05/03/04	0.90%	N/A	$12,140	29,966
Small-Cap Value	05/03/04	0.75%	N/A	$122,821	138,138
Small-Cap Growth	05/03/04	0.75%	N/A	$94,288	148,476
Inverse Russell 2000	05/03/04	0.90%	N/A	$95,008	129,130
Banking	05/02/01	0.85%	$60,734	$174,028	139,283
Basic Materials	05/02/01	0.85%	$82,112	$269,583	306,201
Biotechnology	05/02/01	0.85%	$83,232	$142,694	122,040
Consumer Products	05/29/01	0.85%	$62,336	$232,254	257,494
Electronics	08/03/01	0.85%	$92,901	$71,558	82,544
Energy	05/29/01	0.85%	$57,365	$395,326	735,672
Energy Services	05/02/01	0.85%	$37,301	$172,705	498,017
Financial Services	07/20/01	0.85%	$79,263	$230,474	258,622
Health Care	06/19/01	0.85%	$115,299	$248,170	386,131
Internet	05/24/01	0.85%	$75,586	$220,936	96,208
Leisure	05/22/01	0.85%	$78,914	$203,292	261,260

67

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2003	Advisory Fees Paid for Fiscal Year Ended 2004	Advisory Fees Paid for Fiscal Year Ended 2005
Precious Metals	05/29/97	0.75%	$194,035	$265,661	234,255
Real Estate	10/01/01	0.85%	$68,602	$167,883	290,755
Retailing	07/23/01	0.85%	$85,879	$151,715	238,113
Technology	05/02/01	0.85%	$123,353	$149,453	143,165
Telecommunications	07/27/01	0.85%	$52,234	$169,533	153,286
Transportation	06/11/01	0.85%	$38,636	$178,915	221,069
Utilities	05/02/01	0.85%	$98,256	$129,965	413,709
U.S. Government Money Market	05/07/97	0.50%	$1,438,328	$1,507,834	1,200,944
Absolute Return Strategies	11/29/05	1.15%	N/A	N/A	3,094
Hedged Equity	11/29/05	1.15%	N/A	N/A	3,082
Dynamic Strengthening Dollar Fund	09/30/05	0.90%	N/A	N/A	4,013
Dynamic Weakening Dollar Fund	09/30/05	0.90%	N/A	N/A	3,898
Commodities	09/30/05	0.75%	N/A	N/A	35,544

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment			Other Pooled Investment
	Companies(1),(2)			Vehicles(1)			Other Accounts(1)
Name	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Michael P. Byrum	112	$14.08	B	2	$1.5	M	6	$	<5	M
Michael J. Dellapa	110	$14.27	B	0	N/A		7	$	<5	M
James R. King	110	$14.27	B	0	N/A		2	$	<5	M

68

(1) Information provided is as of December 31, 2005..

(2) The portfolio managers manage one account that is subject to a performance-based advisory fee. The account had $2,860,884.45 in assets under management as of December 31, 2005.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers’ compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager’s Fund performance relative to a mutual fund peer’s performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a description of the external benchmarks used by the Funds, see “Investments and Risk — A Brief Guide to the Benchmarks” in the Funds’ Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor’s profit margin and assets under management.

Fund Shares Owned by Portfolio Managers. As of December 31, 2005, the portfolio managers did not beneficially own shares of any of the Funds. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the “Servicer”),

69

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Prior to November 2, 1998 the Servicer provided similar services to the Rydex Subaccounts.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the daily net assets of each Fund except the Government Long Bond Advantage and U.S. Government Money Market Funds which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds/Rydex Subaccounts is set forth in the table below.

For the fiscal years ended December 31, 2003, 2004, and 2005 the Servicer received the following service fees:

Fund Name	Fund Inception Date	Service Fees Paid For Fiscal Year Ended 2003	Service Fees Paid For Fiscal Year Ended 2004	Service Fees Paid For Fiscal Year Ended 2005
Dynamic S&P 500	10/01/01	$37,884	$70,123	61,296
Inverse Dynamic S&P 500	N/A	N/A	N/A	N/A
Dynamic OTC	10/01/01	$35,722	$79,318	87,057
Inverse Dynamic OTC	N/A	N/A	N/A	N/A
Dynamic Dow	05/03/04	N/A	$6,655	22,205
Inverse Dynamic Dow	05/03/04	N/A	$5,033	15,751
Nova	05/07/97	$113,887	$220,912	270,049
Inverse S&P 500	06/09/97	$103,967	$116,890	88,991
OTC	05/07/97	$280,338	$333,090	258,616

70

Fund Name	Fund Inception Date	Service Fees Paid For Fiscal Year Ended 2003	Service Fees Paid For Fiscal Year Ended 2004	Service Fees Paid For Fiscal Year Ended 2005
Inverse OTC	05/21/01	$93,599	$111,451	80,521
Mid-Cap Advantage	10/01/01	$37,468	$69,483	108,466
Russell 2000 Advantage	10/01/01	$91,251	$154,427	103,617
Government Long Bond Advantage	08/18/97	$92,198	$138,301	104,120
Inverse Government Long Bond	05/01/03	$36,249	$126,412	109,534
Europe Advantage	10/01/01	$28,278	$71,857	70,640
Japan Advantage	10/01/01	$30,555	$45,873	42,865
Sector Rotation	05/01/02	$27,895	$57,711	312,736
Multi-Cap Core Equity	11/29/05	N/A	N/A	645
Large-Cap Value	05/03/04	N/A	$16,488	41,503
Large-Cap Growth	05/03/04	N/A	$13,369	30,917
Mid-Cap Value	05/03/04	N/A	$18,218	79,516
Mid-Cap Growth	05/03/04	N/A	$14,716	45,451
Inverse Mid-Cap	05/03/04	N/A	$3,373	8,324
Small-Cap Value	05/03/04	N/A	$40,940	46,046
Small-Cap Growth	05/03/04	N/A	$31,429	49,492
Inverse Russell 2000	05/03/04	N/A	$26,391	35,869
Banking	05/02/01	$17,863	$51,185	40,966
Basic Materials	05/02/01	$24,151	$79,289	90,059
Biotechnology	05/02/01	$24,480	$41,969	35,894
Consumer Products	05/29/01	$18,334	$68,310	75,733
Electronics	08/03/01	$27,324	$21,047	24,278
Energy	05/29/01	$16,872	$116,272	216,374
Energy Services	05/02/01	$10,971	$50,795	146,476
Financial Services	07/20/01	$23,313	$67,786	76,065
Health Care	06/19/01	$33,912	$72,991	113,568
Internet	05/24/01	$22,231	$64,981	28,297

71

Fund Name	Fund Inception Date	Service Fees Paid For Fiscal Year Ended 2003	Service Fees Paid For Fiscal Year Ended 2004	Service Fees Paid For Fiscal Year Ended 2005
Leisure	05/22/01	$23,210	$59,792	76,841
Precious Metals	05/29/97	$64,679	$88,554	78,085
Real Estate	10/01/01	$20,177	$49,378	85,516
Retailing	07/23/01	$25,259	$44,622	70,033
Technology	05/02/01	$36,280	$43,957	42,107
Telecommunications	07/27/01	$15,363	$49,863	45,084
Transportation	06/11/01	$11,363	$52,622	65,020
Utilities	05/02/01	$28,899	$38,225	121,679
U.S. Government Money Market	05/07/97	$719,164	$753,917	480,377
Absolute Return Strategies	11/29/05	N/A	N/A	0
Hedged Equity	11/29/05	N/A	N/A	0
Dynamic Strengthening Dollar Fund	09/30/05	N/A	N/A	1,115
Dynamic Weakening Dollar Fund	09/30/05	N/A	N/A	1,083
Commodities	09/30/05	N/A	N/A	11,848

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Nova, Inverse S&P 500, OTC, Government Long Bond Advantage, Precious Metals, and U.S. Government Money Market Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2003, 2004, and 2005 the Servicer received the following accounting services fees:

72

Fund Name	Fund Inception Date	Accounting Service Fees Paid for Fiscal Year Ended 2003	Accounting Service Fees Paid for Fiscal Year Ended 2004	Accounting Service Fees Paid for Fiscal Year Ended 2005
Dynamic S&P 500	10/01/01	$15,154	$28,049	24,518
Inverse Dynamic S&P 500	N/A	N/A	N/A	N/A
Dynamic OTC	10/01/01	$14,289	$31,728	34,823
Inverse Dynamic OTC	N/A	N/A	N/A	N/A
Dynamic Dow	05/03/04	N/A	$2,662	8,882
Inverse Dynamic Dow	05/03/04	N/A	$2,013	6,300
Nova	05/07/97	$45,555	$88,365	108,020
Inverse S&P 500	06/09/97	$41,587	$46,756	35,596
OTC	05/07/97	$112,135	$133,236	103,477
Inverse OTC	05/21/01	$37,440	$44,580	32,208
Mid-Cap Advantage	10/01/01	$14,987	$27,793	43,387
Russell 2000 Advantage	10/01/01	$36,500	$61,771	41,447
Government Long Bond Advantage	08/18/97	$36,879	$55,320	52,060
Inverse Government Long Bond	05/01/03	$14,499	$50,565	43,814
Europe Advantage	10/01/01	$11,311	$28,743	28,256
Japan Advantage	10/01/01	$12,222	$18,349	17,146
Sector Rotation	05/01/02	$11,158	$23,084	34,748
Multi-Cap Core Equity	11/29/05	N/A	N/A	258
Large-Cap Value	05/03/04	N/A	$6,595	16,601
Large-Cap Growth	05/03/04	N/A	$5,348	12,367
Mid-Cap Value	05/03/04	N/A	$7,287	31,806
Mid-Cap Growth	05/03/04	N/A	$5,887	18,181
Inverse Mid-Cap	05/03/04	N/A	$1,349	3,329
Small-Cap Value	05/03/04	N/A	$16,376	18,419
Small-Cap Growth	05/03/04	N/A	$12,572	19,797
Inverse Russell 2000	05/03/04	N/A	$10,556	14,348
Banking	05/02/01	$7,145	$20,474	16,386
Basic Materials	05/02/01	$9,660	$31,716	36,024
Biotechnology	05/02/01	$9,792	$16,788	14,358
Consumer Products	05/29/01	$7,334	$27,324	30,293
Electronics	08/03/01	$10,930	$8,418	9,711
Energy	05/29/01	$6,749	$46,509	86,550
Energy Services	05/02/01	$4,389	$20,318	58,890
Financial Services	07/20/01	$9,325	$27,115	30,426
Health Care	06/19/01	$13,565	$29,196	45,427
Internet	05/24/01	$8,892	$25,992	11,319
Leisure	05/22/01	$9,284	$23,917	30,737
Precious Metals	05/29/97	$25,871	$35,421	31,234
Real Estate	10/01/01	$8,071	$19,751	34,207
Retailing	07/23/01	$10,103	$17,849	28,013
Technology	05/02/01	$14,512	$17,583	16,843

73

Fund Name	Fund Inception Date	Accounting Service Fees Paid for Fiscal Year Ended 2003	Accounting Service Fees Paid for Fiscal Year Ended 2004	Accounting Service Fees Paid for Fiscal Year Ended 2005
Telecommunications	07/27/01	$6,145	$19,945	18,034
Transportation	06/11/01	$4,545	$21,049	26,008
Utilities	05/02/01	$11,560	$15,290	48,672
U.S. Government Money Market	05/07/97	$277,494	$286,130	237,207
Absolute Return Strategies	11/29/05	N/A	N/A	0
Hedged Equity	11/29/05	N/A	N/A	0
Dynamic Strengthening Dollar Fund	09/30/05	N/A	N/A	446
Dynamic Weakening Dollar Fund	09/30/05	N/A	N/A	433
Commodities	09/30/05	N/A	N/A	4,739

Distribution

Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the “Distributor”), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as the distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust.

Investor Services Plan

Pursuant to an Investor Services Plan dated December 31, 1998, the Distributor directly, or indirectly through other service providers determined by the Distributor (“Service Providers”), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Funds (“Investors”). Investor services include some or all of the following:  printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisers who allocate funds for investments in shares of the Funds on behalf of Investors (“Financial Advisors”); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Fund with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to:  (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds’ portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds’ investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding .25% of the Funds’ average daily net assets. The Distributor is authorized to use its fee to compensate

74

Services Providers for providing Investor services. The fee will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

For the fiscal year ended December 31, 2005, the Funds paid the following fees pursuant to the plans:

Fund Name	Fund Inception Date	Investor Service Fees Paid (%)	Investor Service Fees Paid ($ )
Dynamic S&P 500	10/01/01	.25	61,296
Inverse Dynamic S&P 500	N/A	N/A	N/A
Dynamic OTC	10/01/01	.25	87,057
Inverse Dynamic OTC	N/A	N/A	N/A
Dynamic Dow	05/03/04	.25	22,205
Inverse Dynamic Dow	05/03/04	.25	15,751
Nova	05/07/97	.25	270,049
Inverse S&P 500	06/09/97	.25	88,991
OTC	05/07/97	.25	258,616
Inverse OTC	05/21/01	.25	80,521
Mid-Cap Advantage	10/01/01	.25	108,466
Russell 2000 Advantage	10/01/01	.25	103,617
Inverse Government Long Bond	08/18/97	.25	109,534
Government Long Bond Advantage	05/01/03	.25	130,150
Europe Advantage	10/01/01	.25	70,640
Japan Advantage	10/01/01	.25	42,865
Sector Rotation	05/01/02	.25	86,871
Multi-Cap Core Equity	11/29/05	.25	645
Large-Cap Value	05/03/04	.25	41,503
Large-Cap Growth	05/03/04	.25	30,917
Mid-Cap Value	05/03/04	.25	79,516
Mid-Cap Growth	05/03/04	.25	45,451
Inverse Mid-Cap	05/03/04	.25	8,324
Small-Cap Value	05/03/04	.25	46,046
Small-Cap Growth	05/03/04	.25	49,492
Inverse Russell 2000	05/03/04	.25	35,869
Banking	05/02/01	.25	40,966
Basic Materials	05/02/01	.25	90,059
Biotechnology	05/02/01	.25	35,894
Consumer Products	05/29/01	.25	75,733
Electronics	08/03/01	.25	24,278
Energy	05/29/01	.25	216,374
Energy Services	05/02/01	.25	146,476
Financial Services	07/20/01	.25	76,065
Health Care	06/19/01	.25	113,568
Internet	05/24/01	.25	28,297
Leisure	05/22/01	.25	76,841
Precious Metals	05/29/97	.25	78,085
Real Estate	10/01/01	.25	85,516

75

Fund Name	Fund Inception Date	Investor Service Fees Paid (%)	Investor Service Fees Paid ($ )
Retailing	07/23/01	.25	70,033
Technology	05/02/01	.25	42,107
Telecommunications	07/27/01	.25	45,084
Transportation	06/11/01	.25	65,020
Utilities	05/02/01	.25	121,679
U.S. Government Money Market	05/07/97	.25	600,472
Absolute Return Strategies	11/29/05	.25	0
Hedged Equity	11/29/05	.25	0
Dynamic Strengthening Dollar Fund	09/30/05	.25	1,115
Dynamic Weakening Dollar Fund	09/30/05	.25	1,083
Commodities	09/30/05	.25	11,848

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested trustees’ fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with or interested persons of the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer (collectively, the “Service Providers”) have developed a joint Business Continuity and Disaster Recovery Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

76

PRINCIPAL HOLDERS OF SECURITIES

As of April 2, 2006, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Europe Advantage Fund	831791.46	54.04%	Nationwide Insurance Company NWVA4 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029

	595915.57	38.72%	Security Benefit Life Insurance Company SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636-0001

	95300.04	6.19%	Jefferson National Life Insurance Company Attn: Separate Account 9920 Corporate Campus Suite 1000 Louisville, IN 40223

Japan Advantage Fund	746880.06	48.89%	Nationwide Insurance Company NWVA4 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029

	661248.75	43.28%	Security Benefit Life Insurance Company SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636-0001

	108281.70	7.09%	Jefferson National Life Insurance Company Attn: Separate Account 9920 Corporate Campus Suite 1000 Louisville, IN 40223

Russell 2000 Advantage Fund	1222781.50	60.29%	Nationwide Insurance Company NWVA4 c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029

	590664.69	29.12%	Security Benefit Life Insurance Company SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636-0001

77

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	168246.22	8.30%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Mid-Cap Advantage Fund	872030.34	57.54%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	500962.97	33.06%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	129426.94	8.54%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

U.S. Government Money Market	165481333.03	72.93%	Security Benefit Life Insurance Company
Fund			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	39983287.61	17.62%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

	15724424.01	6.93%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Government Long Bond	2757574.13	64.72%	Nationwide Insurance Company
Advantage Fund			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	748858.93	17.58%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

78

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	460570.79	10.81%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Inverse Government Long Bond	576185.96	42.22%	Nationwide Insurance Company
Fund			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	303477.64	22.24%	Phoenix Home Life
			Variable Insurance Company
			10 Krey Boulevard
			Rensselaer, NY 12144

	279398.91	20.47%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	95122.96	6.97%	Phoenix Life Insurance Company
			10 Krey Blvd.
			Rensselaer, NY 12144

	71678.11	5.25%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Nova Fund	3848012.48	47.78%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	850743.98	10.56%	American Skandia Life Assurance Company
			SAB Account
			One Corporate Drive
			P.O. Box 883
			Shelton, CT 06484-0883

	760341.10	9.44%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

79

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	662736.30	8.23%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

	576451.81	7.16%	Phoenix Home Life
			Variable Insurance Company
			10 Krey Blvd.
			Rensselaer, NY 12144

	556514.02	6.91%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	474009.13	5.89%	Ameritas Life Insurance Company LLVA
			P.O. Box 81889
			Lincoln, NE 68501

Precious Metals Fund	3442142.95	46.46%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	3182196.38	42.95%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Inverse S&P 500 Fund	2366186.36	36.68%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	1986850.14	30.80%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	1486013.51	23.04%	Ameritas Life Insurance Company LLVA
			P.O. Box 81889
			Lincoln, NE 68501

OTC Fund	2001367.02	35.89%	American Skandia Life Assurance Company
			SAB Account
			One Corporate Drive
			P.O. Box 883
			Shelton, CT 06484-0883

80

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	830412.87	14.89%	GE Life and Annuity Insurance Company
			Attn: Variable Accounting
			6610 West Broad Street
			Richmond, VA 23230

	817105.50	14.65%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	592809.68	10.63%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	556922.95	9.99%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Inverse OTC Fund	508726.61	53.71%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	319224.12	33.70%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	63803.37	6.74%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

	50346.96	5.32%	Midland National Life Insurance Company
			Attn: Variable Annuity Department
			4601 Westown Parkway
			Suite 300
			West Des Moines, IA 50255-1071

Dynamic S&P 500 Fund	627230.49	54.09%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

81

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	370817.62	31.98%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	154766.90	13.35%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Dynamic OTC Fund	740739.20	45.72%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	690009.78	42.59%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	173701.50	10.72%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Energy Fund	870790.47	42.18%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	839114.17	40.65%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	175287.51	8.49%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Financial Services Fund	704286.61	62.85%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

82

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	317605.43	28.35%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	62515.09	5.58%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Health Care Fund	1037505.60	53.72%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	644146.62	33.36%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	122363.00	6.34%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Technology Fund	1048915.58	63.02%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	525147.91	31.55%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Basic Materials Fund	663774.90	59.08%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	361261.82	32.15%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

83

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Consumer Products Fund	316933.52	45.75%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	295227.49	42.62%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	41213.98	5.95%	FSBL Variable Account A
			Attn: Denise Machell — Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Leisure Fund	461395.26	72.77%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	59082.17	9.32%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	54719.76	8.63%	FSBL Variable Account A
			Attn: Denise Machell — Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

	52977.74	8.36%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Retailing Fund	379858.53	56.16%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	184750.34	27.31%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

84

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	59135.71	8.74%	Sage Life Assurance Company
			969 High Ridge Road
			Suite 200
			Stamford, CT 06905

	46052.11	6.81%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Telecommunications Fund	1130711.08	64.68%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	479922.01	27.45%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Transportation Fund	800921.87	66.19%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	306434.03	25.32%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Energy Services Fund	1173157.86	45.41%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	1035071.01	40.07%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	308806.15	11.95%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

85

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Banking Fund	357304.67	78.02%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	57266.46	12.51%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	36628.76	8.00%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Biotechnology Fund	1258115.50	52.30%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	947900.25	39.41%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Electronics Fund	1457380.97	39.41%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	651737.67	28.09%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Internet Fund	624441.85	51.18%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	565906.85	46.39%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

86

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Utilities Fund	954997.93	60.13%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	398139.18	25.07%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	152024.57	9.57%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

	79408.27	5.00%	FSBL Variable Account A
			Attn: Denise Machell — Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Real Estate Fund	598301.18	49.96%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	510612.40	42.64%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Dynamic Dow Fund	224118.21	67.54%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	73347.92	22.10%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	34091.58	10.27%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

87

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Inverse Dynamic Dow Fund	101113.84	62.90%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

	57078.92	35.51%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Inverse Russell 2000 Fund	136330.02	63.89%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

	64592.18	30.27%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	12459.49	5.84%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

Small Cap Value Fund	784608.91	50.37%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

	60786.17	39.02%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	86947.35	5.58%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

	78401.51	5.03%	FSBL Variable Account A
			Attn: Denise Machell – Finance
			One Security Benefit Place
			Topeka, KS 66636-0001

Small Cap Growth Fund	378633.68	63.23%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

88

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	169525.67	28.31%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Mid Cap Value Fund	616098.82	61.59%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

	333627.05	33.35%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Mid Cap Growth Fund	371150.49	52.49%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

	311797.82	44.09%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Inverse Mid Cap Fund	34213.48	69.61%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	14104.51	28.70%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

Large Cap Value Fund	535862.21	46.67%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	522625.53	45.52%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

Large Cap Growth Fund	445376.59	55.53%	Security Benefit Life (Seed Account)
			One Security Benefit Place
			Topeka, KS 66636-0001

89

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
	31186.58	38.80%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Sector Rotation Fund	2849293.97	46.52%	SBL Veriflex Q-Omni
			Security Benefit Life
			One Security Benefit
			Topeka, KS 66436

	1869213.55	30.52%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	613719.59	10.02%	Phoenix Home Life
			Variable Insurance Company
			10 Krey Boulevard
			Rensselaer, NY 12144

Multi-Cap Core Equity Fund	100000.00	73.51%	Dynamic Capital, LLC
			10211 Wincopin Circle
			Suite 450
			Columbia, MD 21044

	36033.99	26.49%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

Dynamic Weakening Dollar Fund	122152.29	56.94%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	52263.56	24.36%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	40095.45	18.69%	Rydex Distributors
			9601 Blackwell Road
			Suite 500
			Attn: Joanna Haigney
			Rockville, MD 20850

90

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Dynamic Strengthening Dollar Fund	40263.74	59.28%	Rydex Distributors
			9601 Blackwell Road
			Suite 500
			Attn: Joanna Haigney
			Rockville, MD 20850

	18268.97	26.90%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	8800.98	12.96%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

Commodities Fund	404612.06	58.13%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	247707.99	35.59%	Security Benefit Life Insurance Company
			SBL Variable Annuity Account XIV
			One Security Benefit Place
			Topeka, KS 66636-0001

	40115.87	5.76%	Rydex Distributors
			9601 Blackwell Road
			Suite 500
			Attn: Joanna Haigney
			Rockville, MD 20850

Hedged Equity Fund	80079.41	53.75%	Rydex Distributors
			9601 Blackwell Road
			Suite 500
			Attn: Joanna Haigney
			Rockville, MD 20850

	58938.69	39.56%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	9973.30	6.69%	Jefferson National Life Insurance Company
			Attn: Separate Account
			9920 Corporate Campus
			Suite 1000
			Louisville, IN 40223

91

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Absolute Return Strategies Fund	105417.21	56.85%	Nationwide Insurance Company
			NWVA4
			c/o IPO Portfolio Accounting
			P.O. Box 182029
			Columbus, OH 43218-2029

	800000.00	43.15%	Rydex Distributors
			9601 Blackwell Road
			Suite 500
			Attn: Joanna Haigney
			Rockville, MD 20850

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectuses entitled “Calculating NAV.”  The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV per share of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

The International Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds’ price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Funds’ assets since the calculation of the closing level of the Funds’ respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time (“ET”), prior to the opening of the NYSE. The Stoxx 50sm Index is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair

92

value pricing, the values assigned to a Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Bond Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for the Bond Fund in those CBOT-traded portfolio securities or (ii) the last price reported by an independent pricing service before the calculation of a Fund’s NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund will be the last price reported by an independent pricing service before the calculation of a Fund’s NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a

93

lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV per share of $1.00.

The Money Market Fund’s use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the “Rule”). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule’s quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase “Eligible Securities.”  Eligible Securities are securities which:  (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations (“NRSROs”) that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board’s oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a

94

Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, as of December 6, 2004, the U.S. bond market will likely close early the day before Columbus Day and Veterans’ Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year’s Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children’s Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor’s Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

95

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust’s prospectus under “Dividends and Distributions.”  Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market and Bond Funds intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends daily. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV per share of the Money Market and Bond Funds.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder’s account.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the “original issue discount”) is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company for tax purposes. The tax rules applicable to regulated investment companies are described below.

Federal Tax Treatment of Dividends and Distributions

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Funds are not currently taxable when left to

96

accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance prospectus. You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

Section 817(h) Diversification

Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test:  no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

Regulated Investment Company Status

Each of the Funds intends to seek to qualify for, and elect to be treated as a Regulated Investment Company (“RIC”) under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund’s shareholders.

Accordingly, each Fund must, among other requirements, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holding so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not

97

more than 25% of the value of its total assets is invested in the securities (other than US Government securities or securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that a Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified, publicly traded partnerships.

Income from investments in precious metals and in precious minerals will not qualify as gross income from “securities” for purposes of the 90% requirement test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% requirement test.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, in such case, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

Federal Excise Tax

It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Special Considerations Applicable to the International Funds, Sector Funds and Strategic Funds

In general, with respect to the International Funds, Sector Funds and Strategic Funds, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and

98

forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to the aforementioned special treatment under the Code. In general, therefore, any such gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Options and Other Complex Securities

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

A Fund’s transactions in options, under some circumstances, could preclude the Fund’s qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund’s portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

Commodities Fund. One of the requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). As described in the Prospectuses, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative

99

instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 which provides that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after June 30, 2006. The Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund’s current investment objective by investing in certain commodities-linked structured notes.

If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

Other Issues

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

100

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other service providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. As of December 31, 2005, Fund portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes: Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg, Standard & Poor’s, and Investor Responsibility Research Center.

The Funds’ Chief Compliance Officer, or his or her compliance personnel designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

101

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

You may visit the Trust’s web site at www.rydexinvestments.com or call 800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Dow Jones, or the Board of Trade of the City of New York, Inc. (“NYBOT” or “Licensor”), a corporation with offices at World Financial Center, One North End Avenue, New York, NY. S&P, Dow Jones, and NYBOT make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P, Dow Jones, or NYBOT Indexes to track general stock market performance. S&P, Dow Jones, and NYBOT’s only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P, Dow Jones, and NYBOT and of the S&P Indexes, Dow Jones Industrial Average,SM and NYBOT Indexes, which are determined, composed and calculated by S&P, Dow Jones, and NYBOT, respectively, without regard to Rydex Investments or the Rydex Funds. S&P, Dow Jones, and NYBOT have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes, Dow Jones Industrial AverageSM, or NYBOT Indexes, respectively. S&P, Dow Jones, and NYBOT are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P, Dow Jones, and NYBOT have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P, DOW JONES, and NYBOT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, DOW JONES INDUSTRIAL AVERAGESM, OR NYBOT INDEXES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P, DOW JONES, AND NYBOT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P, DOW JONES, AND NYBOT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES, DOW JONES INDUSTRIAL AVERAGESM , OR NYBOT, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P, DOW JONES, AND

102

NYBOT MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES, DOW JONES INDUSTRIAL AVERAGESM , OR NYBOT, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, DOW JONES, OR NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, NYBOT AND RYDEX INVESTMENTS.

Frank Russell Company (“Russell”)

The Dynamic Russell 2000 and Inverse Dynamic Russell 2000 Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

103

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, is the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U. S. Bank (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust’s financial statements for the fiscal year ended December 31, 2005, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust’s Annual Report to Shareholders must accompany the delivery of this SAI.

104

APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings Group

Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

A-1

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.”   Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in “Aaa” securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

RYDEX INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

I.              Introduction

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 (“Funds”) and clients that are pension plans (“Plans”) subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). This document sets forth Rydex Investments’ policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

•              Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•              Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•              Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.            Proxy Voting Policies and Procedures

A.            Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.            Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. (“IRRC”), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the “Guidelines”) attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investments’ portfolio management group (the “Committee”). Under its arrangement with IRRC, Rydex Investments has agreed to:

•              Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

•              Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments’ authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

•              Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

•              Coordinate with IRRC with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.           Resolving Potential Conflicts of Interest

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

•              Managing a pension plan for a company whose management is soliciting proxies;

•              Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

•              Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a “case-by-case” review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

•              Refer Proposal to the Client – Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

•              Obtain Client Ratification – If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client’s consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

•              Use an Independent Third Party for All Proposals – Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

•              Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict – Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.           Securities Subject to Lending Arrangements

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client’s custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.            Special Issues with Voting Foreign Proxies

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.           Assistance with Form N-PX and Proxy Voting Record

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client’s behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

(i)            The name of the issuer of the portfolio security;

(ii)           The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)          The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv)          The shareholder meeting date;

(v)           A brief identification of the matter voted on;

(vi)          Whether the matter was proposed by the issuer or by a security holder;

(vii)         Whether Rydex Investments (or IRRC as its agent) cast the client’s vote on the matter;

(viii)        How Rydex Investments (or IRRC as its agent) cast the client’s vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)           Whether Rydex Investments (or IRRC as its agent) cast the client’s vote for or against management.

VII.         Disclosure of How to Obtain Voting Information

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII.        Recordkeeping

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)            A copy of this Policy;

(ii)           Proxy Statements received regarding client securities;

(iii)          Records of votes cast on behalf of clients;

(iv)          Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)           Records of client requests for proxy voting information.

With respect to Rydex Investments’ Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments’ records.

Rydex Investments may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

SCHEDULE A

TO

RYDEX INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on “routine items” of a corporate administrative nature. Rydex Investments will generally review all “non-routine items” (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

Board of Directors

A. Director Nominees in Uncontested Elections	Vote With Mgt.
B. Chairman and CEO is the Same Person	Vote With Mgt.
C. Majority of Independent Directors	Vote With Mgt.
D. Stock Ownership Requirements	Vote With Mgt.
E. Limit Tenure of Outside Directors	Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection	Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions	Vote With Mgt.

Proxy Contests

A. Voting for Director Nominees in Contested Election	Vote With Mgt.
B. Reimburse Proxy Solicitation	Vote With Mgt.

Auditors

A. Ratifying Auditors	Vote With Mgt.

Proxy Contest Defenses

A. Board Structure – Classified Board	Vote With Mgt.
B. Cumulative Voting	Vote With Mgt.
C. Shareholder Ability to Call Special Meetings	Vote With Mgt.

Tender Offer Defenses

A. Submit Poison Pill for shareholder ratification	Case-by-Case
B. Fair Price Provisions	Vote With Mgt.
C. Supermajority Shareholder Vote Requirement To Amend the Charter or Bylaws	Vote With Mgt.
D. Supermajority Shareholder Vote Requirement	Vote With Mgt.

A-1

Miscellaneous Governance Provisions

A. Confidential Voting	Vote With Mgt.
B. Equal Access	Vote With Mgt.
C. Bundled Proposals	Vote With Mgt.

Capital Structure

A. Common Stock Authorization	Vote With Mgt.
B. Stock Splits	Vote With Mgt.
C. Reverse Stock Splits	Vote With Mgt.
D. Preemptive Rights	Vote With Mgt.
E. Share Repurchase Programs	Vote With Mgt.

Executive and Director Compensation

A. Shareholder Proposals to Limit Executive and Directors Pay	Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes	Vote With Mgt.
C. Employee Stock Ownership Plans	Vote With Mgt.
D. 401(k) Employee Benefit Plans	Vote With Mgt.

State of Incorporation

A. Voting on State Takeover Plans	Vote With Mgt.
B. Voting on Reincorporation Proposals	Vote With Mgt.

Mergers and Corporate Restructurings

A. Mergers and Acquisitions	Case-by-Case
B. Corporate Restructuring	Vote With Mgt.
C. Spin-Offs	Vote With Mgt.
D. Liquidations	Vote With Mgt.

Social and Environmental Issues

A. Issues with Social/Moral Implications	Vote With Mgt.

A-2

STATEMENT OF ADDITIONAL INFORMATION

RYDEX VARIABLE TRUST

9601 BLACKWELL ROAD, SUITE 500

ROCKVILLE, MARYLAND 20850

800.820.0888      301.296.5100

WWW.RYDEXINVESTMENTS.COM

Rydex Variable Trust (the “Trust”) is a mutual fund complex with a number of separate investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (the “Funds”):

AMERIGO FUND

CLERMONT FUND

BEROLINA FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated           May 1, 2006. Copies of the Funds’ Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above.

The date of this SAI is May 1, 2006

GENERAL INFORMATION ABOUT THE TRUST	1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS	1

INVESTMENT RESTRICTIONS	26

PORTFOLIO TRANSACTIONS AND BROKERAGE	28

MANAGEMENT OF THE TRUST	30

PRINCIPAL HOLDERS OF SECURITIES	43

DETERMINATION OF NET ASSET VALUE	44

PURCHASE AND REDEMPTION OF SHARES	45

DIVIDENDS, DISTRIBUTIONS, AND TAXES	45

OTHER INFORMATION	48

COUNSEL	50

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	50

CUSTODIAN	50

FINANCIAL STATEMENTS	50

APPENDIX A – BOND RATINGS	A-1

APPENDIX B – CLS PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES	B-1

i

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on June 11, 1998. The Trust is permitted to offer separate portfolios of shares that are available through certain deferred variable annuity and variable insurance contracts (“Contracts”) offered through insurance companies, as well as to certain retirement plan investors. Additional series and/or classes may be created from time to time.

Currently, the Trust has fifty-seven separate series. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities. This SAI relates to shares of the Amerigo Fund, the Clermont Fund, and the Berolina Fund (each a “Fund,” and collectively the “Funds”) only.

The Trust is a successor to The Rydex Advisor Variable Annuity Account (the “Separate Account”), and the subaccounts of the Separate Account (the “Rydex Subaccounts”). To obtain historical financial information about the Rydex Subaccounts, please call 800.820.0888.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Funds’ Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Each Fund pursues its strategy by investing primarily in other investment companies (“underlying funds”), including exchange-traded funds (“ETFs”), open-end investment companies (commonly referred to as “mutual funds”) and closed-end investment companies (“closed-end funds”). In addition, each Fund may invest, to a lesser extent, directly in individual securities or in derivatives, such as options and futures.

Investment management is provided to the Funds by the Trust’s investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors II, Inc. operates under the name Rydex Investments (the “Advisor”). The investment strategies of the Funds discussed below and in the Prospectus may be used by the Funds if, in the opinion of the Advisor or the Funds’ investment sub-adviser, CLS Investment Firm, LLC (the “Sub-Advisor” or “CLS”), these strategies will be advantageous to the Funds. Each Fund is free to reduce or eliminate its activities with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objectives.

The following pages contain more detailed information about the types of instruments in which a Fund or an underlying fund may invest, strategies the Sub-Advisor may employ in pursuit of a Fund’s investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. A Fund may invest in the following instruments either directly, or through its investments in underlying funds. The Sub-Advisor may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives.

1

Adjustable Rate Securities

Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (i.e., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Below Investment-Grade Debt Securities

Each Fund may invest its net assets in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Sub-Advisor to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt securities rated BB, B, CCC, CC and C and debt securities rated Ba, B, Caa, Ca, C are regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P’s and Moody’s descriptions of their bond ratings are contained in Appendix A to this SAI.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Sub-Advisor continuously monitors the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have

2

sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund’s investment objective may be more dependent on the Sub-Advisor’s own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Sub-Advisor attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Sub-Advisor will analyze the creditworthiness of the issuer of an

3

unrated security, as well as any financial institution or other party responsible for payments on the security.

Borrowing

The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value (“NAV”) per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Sub-Advisor believes that the respective Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by a Fund promptly. As required by the Investment Company Act of 1940, as amended, (the “1940 Act”), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Sub-Advisor deems appropriate in connection with any borrowings.

Certificates of Deposit and Bankers’ Acceptances

Each Fund may invest in certificates of deposit and bankers’ acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

4

Commercial Paper

Each Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Currency Transactions

Currency transactions may be used by the Funds in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options (“OTC options”) on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Sub-Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

5

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies. For example, if the Sub-Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Sub-Advisor believes that the value of the krone will decline against the U.S. Dollar, the Sub-Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign Currency Options. The Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Foreign Currencies

The Funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

6

•                  Inflation. Exchange rates changes to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•                  Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•                  Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•                  Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

•                  Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

•                  Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds’ investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s net asset value per share as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds’ assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Foreign Currency Exchange-Related Securities

Foreign Currency Warrants. The Strengthening Dollar and Weakening Dollar Funds may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may

7

attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Exposure to Foreign Markets

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. Dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds’ net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward

8

contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures.

Each Fund may invest in issuers domiciled in “emerging markets,” those countries determined by the Sub-Advisor to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention. There is no assurance that the Sub-Advisor will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfers within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or

9

similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometimes defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts which are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (i.e., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (i.e., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (i.e., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (i.e., Switzerland, South Korea, and Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

Dealer (Over-the-Counter) Options

Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While a Fund will

10

seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the U.S. Securities and Exchange Commission (the “SEC”) has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to the Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instrument accordingly.

Futures And Options On Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds (other than the Money Market Fund) may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position

11

in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Funds may buy call options and write (sell) put options on securities, and may buy put options and write call options on securities for the purpose of realizing a Fund’s investment objective. The Funds may purchase and write put and call options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing a Fund’s investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a

12

security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

13

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund’s order is placed and the time it is liquidated, offset or exercised.

Illiquid Securities

A Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund’s investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other

14

securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The board of trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Sub-Advisor.

Investments in Other Investment Companies

The Funds expect to invest in a number of underlying funds. A Fund and any “affiliated persons” of that Fund, as defined in the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding shares of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying funds, each Fund’s ability to invest fully in shares of those funds is restricted, and the Sub-Advisor must then, in some instances, select alternative investments that would not have been its first preference.

The Funds’ investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment Advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Exchange Traded Funds. ETFs are shares of other investment companies which are traded on an exchange, but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. However, unlike many traditional investment companies, which are only bought and sold at closing NAVs, ETFs are tradable in the secondary market on an intra-day basis. Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) called “creation units,” and are redeemed principally in-kind at each day’s next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

The Funds may purchase shares of other investment companies to the extent consistent with applicable law and each Fund’s investment limitations. ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Funds. A Fund’s purchase of ETFs results in the

15

layering of expenses, such that Fund shareholders would indirectly bear a proportionate share of any ETF’s operating expenses.

Some of the risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including: market risk (the risk of fluctuating stock prices in general); asset class risk (the risk of fluctuating prices of the stocks represented in the ETF’s index); tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index); industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks); and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include: the risk that ETFs may trade at a discount from their NAV and the risk that the ETFs may not be liquid.

ETFs may operate as open-end investment companies or unit investment trusts.

Open-End Investment Companies. The 1940 Act provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities; therefore, will be considered not readily marketable securities which, together with other such securities, may not exceed 15% of each Fund’s assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an underlying fund until the Sub-Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Sub-Advisor. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Closed-End Investment Companies. The Funds may invest their assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the Nasdaq Stock Market and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Sub-Advisor, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive

16

opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV, but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAVs.

A Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33(1)/(3)% of the total asset value of a Fund (including the loan collateral). A Fund will not lend portfolio securities to the Sub-Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the

17

Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Loans and Other Direct Debt Instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund’s policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Sub-Advisor’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time

18

when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Maturity of Debt Securities

The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Association (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally

19

chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Portfolio Turnover

As discussed in the Funds’ Prospectus, the Funds anticipate that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectus). Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

20

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

Real Estate Investment Trusts

The Funds may invest in real estate investment trusts (“REITs”). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended, (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to

21

qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Funds may use reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Short Sales

The Funds may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will:  (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the

22

broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. Each Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

A Fund may also engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, a Fund may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund’s position.

Stock Index Futures Contracts

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund’s custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

Swap Agreements

The Funds may enter into equity index or interest rate swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

23

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Sub-Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Sub-Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Sub-Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

Each Fund may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times

24

of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the GNMA, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Warrants

Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in

25

cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Fundamental Policies of the Funds

Each Fund shall not:

1.               Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2.               Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.               Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

26

4.               Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5.               Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.               Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7.               Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund may not:

1.               Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

2.               Invest in companies for the purpose of exercising control.

3.               Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.               Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5.               Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation of borrowing described in paragraph 1 above. With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

27

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Advisor and the Board, the Sub-Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Sub-Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the rules and regulations thereunder.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay brokerage commissions. For the fiscal period ended December 31, 2003 and the fiscal years ended December 31, 2004 and December 31, 2005, the Amerigo Fund and Clermont Fund paid the following aggregate brokerage commissions to brokers:

	Fund Inception Date	Aggregate Brokerage Commissions Paid to Brokers
Fund Name		Fiscal Period Ended 2003	Fiscal Year Ended 2004	Fiscal Year Ended 2005
Amerigo	07/01/03	$56,080	$189,601	$48,897
Clermont	07/01/03	$41,818	$75,484	$21,100

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or Rydex Distributors, Inc. (the “Distributor”). With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay brokerage commissions. For the fiscal period ended December 31, 2003, the Amerigo Fund and Clermont Fund paid no brokerage commissions to an affiliated broker. For the fiscal years ended December 31, 2004 and December 31, 2005, the Clermont Fund and Amerigo Fund paid the following brokerage commissions to the Distributor:

28

	Fund Inception Date	Aggregate Brokerage Commissions Paid to Affiliated Broker		Percentage of Total Brokerage Commissions Paid to Affiliated Broker in 2005	Percentage of Total Brokerage Transactions, Involving Payment of Commissions, Effected Through Affiliated Brokers in 2005
Fund Name		Fiscal Year Ended 2004	Fiscal Year Ended 2005
Amerigo	07/01/03	$25,752	$48,282	98.74%	99.09%
Clermont	07/01/03	$360	$20,460	96.97%	96.33%

Brokerage Selection. The Sub-Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Sub-Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets the Sub-Advisor manages in such manner as the Sub-Advisor deems equitable. The main factors considered by the Sub-Advisor in making such allocations among the Funds and other client accounts of the Sub-Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Sub-Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Sub-Advisor effects transactions with those brokers and dealers who the Sub-Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Sub-Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Sub-Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Sub-Advisor. In addition, Section 28(e) of the 1934 Act permits the Sub-Advisor to cause the Funds to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Sub-Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

29

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties, but are provided to the Advisor by or through brokers and dealers. The Sub-Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Sub-Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Sub-Advisor from brokers and dealers may not in all cases benefit the Funds directly. For example, such information and services received by the Sub-Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Sub-Advisor in the management of other accounts of the Sub-Advisor, including another Fund of the Trust and other investment companies advised by the Sub-Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Sub-Advisor and thereby reduce the Sub-Advisor’s expenses, this information and these services are of indeterminable value and the management fee paid to the Sub-Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Securities of “Regular Broker-Dealers.”  Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which a Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares.

As of December 31, 2005, the Funds did not hold any securities of the Trust’s “regular brokers or dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each member of the Board is responsible for the fifty-seven Funds in the Trust as well as other funds in the Rydex Family of Funds, including the Funds of Rydex Series Funds, Rydex Dynamic Funds, and Rydex ETF Trust that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 109 Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

Members of the Board and Trust Officers. Set forth below are the names, ages, position with the Trust, and the principal occupations for a minimum of the last five years of each of the persons currently

30

serving as members of the Board and as Executive Officers of the Trust. Also included below is the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Interested Trustees*
Michael P. Byrum (35)	Trustee, 2005 to present; Vice President, 1998 to present.

Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President of Rydex Capital Partners SPhinX Fund, 2003 to present; President of PADCO Advisors, Inc. and PADCO Advisors II Inc., 2004 to present; Chief Operating Officer of PADCO Advisors, Inc., 2003 to 2004; Executive Vice President of PADCO Advisors, Inc., 1993 to 2004; Senior Portfolio Manager of PADCO Advisors, Inc., 1993 to 2003; Executive Vice President of PADCO Advisors II, Inc., 1996 to 2004; Senior Portfolio Manager of PADCO Advisors II, Inc., 1996 to 2003; President of Rydex Capital Partners I, LLC, registered investment adviser, and Rydex Capital Partners II, LLC, registered investment adviser, 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2004 to present; Executive Vice President of Rydex Distributors, Inc., 1996 to 2004; Secretary of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Capital Partners I, LLC, registered investment adviser Rydex Capital Partners II, LLC, registered investment adviser, and Rydex Fund Services, Inc., 2003 to present; Secretary of Rydex Distributors, Inc., 1996 to 2004.

Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2005 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present.

31

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Carl G. Verboncoeur (52)	Trustee, 2004 to present; President, 2003 to present.

President of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2003 to present; Vice President of the Trust, 1997 to 2003; Vice President of Rydex Dynamic Funds, 2000 to 2003; Vice President of Rydex Series Funds, 1997 to 2003; Vice President of Rydex ETF Trust, calendar year 2003; Vice President of Rydex Capital Partners SPhinX Fund, 2003 to present; Treasurer of the Trust and Rydex Series Funds, 1997 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to 2003; Treasurer of Rydex ETF Trust, 2002 to 2003; Treasurer of Rydex Capital Partners SPhinX Fund, calendar year 2003; Chief Executive Officer and Treasurer of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President and Treasurer of Rydex Capital Partners I, LLC, registered investment adviser, and Rydex Capital Partners II, LLC, registered investment adviser, 2003 to present; President of PADCO Advisors, Inc., PADCO Advisors II, Inc., 2003 to 2004; President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2000 to 2003; Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 1997 to 2000.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2004 to present; Director of ICI Mutual Insurance Company, 2005 to present;

32

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Independent Trustees
Corey A. Colehour (59)	Trustee, 1998 to present.

Owner and President of Schield Management Company, registered investment adviser, February 2005 to present; Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser, 1985 to February 2005.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee of Rydex Series Funds, 1993 to present.

J. Kenneth Dalton (64)	Trustee, 1998 to present; Chairman of the Audit Committee.	Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee of Rydex Series Funds, 1995 to present.

John O. Demaret (65)	Trustee, 1998 to present; Chairman of the Board, 2006 to present.	Retired.

Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present.

Werner E. Keller (65)	Trustee, 2005 to present.	President of Keller Partners, LLC, registered investment adviser, 2005 to present; Retired, 2001 to 2005.

Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2005 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present; Chairman of Centurion Capital Management, registered investment advisor, 1991 to 2001

33

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Thomas F. Lydon (45)	Trustee, 2005 to present.	President of Global Trends Investments, registered investment advisor, 1996 to present;

Trustee of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2005 to present; Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present; Director of U.S. Global Investors, Inc., 1997 to present; Chairman of Make-A-Wish Foundation of Orange County, 1999 to present.

Patrick T. McCarville (62)	Trustee, 1998 to present; Chairman of the Nominating Committee.	Founder and Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing, Northbrook, Illinois, 1977 to present.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present.

Roger Somers (60)	Trustee, 1998 to present.	President of Arrow Limousine, 1963 to present.

Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present.

34

Name and Date of Birth	Position with Trust and Length of Term	Principal Occupations in Past 5 years	Other Directorships Held
Officers
Nick Bonos (42)	Vice President and Treasurer, 2003 to present.

Vice President and Treasurer of Rydex Dynamic Funds, Rydex Series Funds and Rydex ETF Trust, 2003 to present; Treasurer and Principal Financial Officer of Rydex Capital Partners SPhinX Fund, 2003 to present; Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003.

Joanna M. Haigney (38)	Chief Compliance Officer, 2004 to present; Secretary, 2000 to present.

Chief Compliance Officer ofRydex Dynamic Funds, Rydex Series Funds, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund, 2004 to present; Secretary of Rydex Dynamic Funds and Rydex Series Funds, 2000 to present; Secretary of Rydex ETF Trust, 2002 to present; Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present; Vice President of Rydex Fund Services, Inc., 2004 to present; Vice President of Compliance of PADCO Advisors, Inc. and PADCO Advisors II, Inc., 2000 to present.

*                                   Denotes a Trustee who may be deemed to be an “interested” person of the Funds as that term is defined in the 1940 Act by virtue of affiliation with the Trust’s Advisor.

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Rydex Fund Services, Inc. (the “Servicer”) that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent

35

auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met one time during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all Rydex Funds as of December 31, 2005. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Board and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee
Michael P. Byrum	Amerigo
	Clermont	None	$50,001 -$100,000
Berolina
Corey A. Colehour	Amerigo
	Clermont	None	over $100,000
Berolina
J. Kenneth Dalton	Amerigo
	Clermont	None	$10,001 - $50,000
Berolina
John O. Demaret	Amerigo
	Clermont	None	over $100,000
Berolina
Thomas F. Lydon	Amerigo
	Clermont	None	$1,000 - $10,000
Berolina
Werner E. Keller	Amerigo
	Clermont	None	over $100,000
Berolina

36

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee
Patrick T. McCarville	Amerigo
	Clermont	None	$50,001 -$100,000
Berolina
Roger J. Somers	Amerigo
	Clermont	None	over $100,000
Berolina
Carl G. Verboncoeur	Amerigo
	Clermont	None	over $100,000
Berolina

Board and Officer Compensation. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended December 31, 2005, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

Name of Person	Aggregate Compensation From Trust		Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Michael P. Byrum**	n/a		n/a	n/a	n/a
Corey A. Colehour	$16,020		$0	$0	$88,500
J. Kenneth Dalton	$16,020		$0	$0	$88,500
John O. Demaret	$15,835		$0	$0	$92,500
Werner E. Keller	$7,000	***	$0	$0	$45,000
Thomas F. Lydon	$7,000	***	$0	$0	$45,000
Patrick T. McCarville	$16,020		$0	$0	$88,500
Roger J. Somers	$16,020		$0	$0	$88,500
Carl G. Verboncoeur**	n/a		n/a	n/a	n/a

* Represents total compensation for service as Trustee of the Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, Rydex Series Funds and Rydex Capital Partners SPhinX Fund.

**Messrs. Verboncoeur and Byrum are interested trustees, as defined above. As officers of the Advisor, they do not receive compensation from the Trust.

***Messrs. Keller and Lydon became trustees of the Trust on June 27, 2005.

37

Code of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). The Sub-Advisor has adopted its own Code of Ethics (the “Sub-Advisor’s Code of Ethics”) pursuant to Rule 17j-1, and the Sub-Advisor’s Code of Ethics applies to the personal investing activities of the Sub-Advisor’s access persons. Rule 17j-1, the Code of Ethics and the Sub-Advisor’s Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics and the Sub-Advisor’s Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor, in turn, has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Advisor subject to the Advisor’s oversight. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Variable Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisory Agreement

PADCO Advisors II, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on July 5, 1994, together with PADCO Advisors, Inc., a registered investment adviser under common control and does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the “Viragh Family Trust”). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor (defined below) and, when appropriate, evaluates any potential new asset managers for the Trust. The Advisor also ensures compliance with each Fund’s investment policies and guidelines. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions, including the Sub-Advisor and its affiliates, for their expenses in connection with the distribution of Fund shares or for providing shareholder and sales support services on behalf of the Funds, and otherwise currently pay all distribution costs for Fund shares.

38

Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of April 1, 2006, net assets under management of the Advisor and its affiliates were approximately $14.3 billion. Pursuant to the advisory agreement, the Trust pays the Advisor a fee of 0.90% at an annual rate based on the average daily net assets for each respective Fund.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay investment advisory fees. For the fiscal period ended December 31, 2003, and the fiscal years ended December 31, 2004 and December 31, 2005, the Advisor received the following investment advisory fees:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2003	Advisory Fees Paid for Fiscal Year Ended 2004	Advisory Fees Paid for Fiscal Year Ended 2005
Amerigo	07/01/03	0.90%	$129,011	$783,106	$1,467,043
Clermont	07/01/03	0.90%	$69,268	$479,067	$880,504

The Sub-Advisory Agreement

Under an investment sub-advisory agreement dated April 30, 2004, as amended February 17, 2006, between the Advisor and Sub-Advisor, 4020 South 147th Street, Omaha, Nebraska, 68137, CLS serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund’s portfolio. CLS has been an investment adviser to individuals, employee benefit plans, trusts, and corporations since 1989, and, as of April 1, 2006, manages approximately $2.8 billion in assets. The Sub-Advisor manages the day-to-day investment and the reinvestment of the assets of a Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. CLS is a wholly-owned subsidiary of Northstar Financial Services Group, LLC (“Northstar”), a Nevada limited liability company. Northstar is owned 50% by W. Patrick Clarke, who serves as Chief Executive Officer of and a manager of CLS, and 50% by Michael Miola, who serves as a manager of CLS.

For its services as investment sub-adviser, CLS is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.40% of each Fund’s average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the Funds.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay investment sub-advisory fees. For the fiscal period ended December 31, 2003, and the fiscal years ended December 31, 2004 and December 31, 2005, the Sub-Advisor received the following investment advisory fees:

39

Fund Name	Fund Inception Date	Annual Sub- Advisory Fee Contractual Rate	Sub-Advisory Fees Paid for Fiscal Period Ended 2003	Sub-Advisory Fees Paid for Fiscal Year Ended 2004	Sub-Advisory Fees Paid for Fiscal Year Ended 2005
Amerigo	07/01/03	0.40%	$56,836	$476,735	$894,438.61
Clermont	07/01/03	0.40%	$30,543	$290,481	$537,561.49

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies(1)		Other Pooled Investment Vehicles(1)		Other Accounts(1)
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Jergovic	2	$626M	5	< $1 M	19,868	$983 M
Dennis Guenther	2	$626M	0	N/A	11,908	$939 M
Scott Kubie	2	$626M	0	N/A	259	$27 M

(1) Information provided is as of December 31, 2005.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Sub-Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers receive an annual salary for their management of the Funds, which is based on market factors and the skill and experience of the individual. The portfolio managers are also eligible to receive a discretionary bonus. The discretionary bonus takes into account several factors including the Sub-Advisor’s profitability (net income and ability to pay a bonus), the general performance of client accounts relative to market conditions and the performance of the Funds based on percent return, adjusted for dividends and capital gains, calculated on a pre-tax basis relative to the performance of the S&P 500 Index for the preceding one and three-year periods.

40

Fund Shares Owned by Portfolio Managers. As December 31, 2005, the portfolio managers do not beneficially own any shares of the Funds. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the “Servicer”), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the daily net assets of the Funds. Under the service agreement, the Servicer provides the Trust and the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Funds under federal and state securities laws. The Servicer also maintains the shareholder account records for the Funds, disburses dividends and distributions payable by the Funds, and produces statements with respect to account activity for the Fund and the Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Funds; the Funds reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Funds under the service agreement.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay service fees. The Servicer received the following fees for the fiscal period ended December 31, 2003 and the fiscal years ended December 31, 2004 and December 31, 2005:

Fund Name	Fund Inception Date	Service Fees Paid for Fiscal Period Ended 2003	Service Fees Paid for Fiscal Year Ended 2004	Service Fees Paid for Fiscal Year Ended 2005
Amerigo	07/01/03	$35,836	$217,529	$407,512
Clermont	07/01/03	$19,241	$133,074	$244,584

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $30 million of the average daily net assets, one-twentieth of one percent (0.05%) on the next $20 million of the average daily net assets, one-thirty third of one percent (0.03%) on the next $50 million of the average daily net assets, and one-fiftieth of one percent (0.02%) on the average daily net assets over $100 million. Certain officers and Board members of the Trust are also officers and directors of the Servicer.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay accounting service fees. The Servicer received the following fees for the fiscal period ended December 31, 2003 and the fiscal years ended December 31, 2004 and December 31, 2005:

41

Fund Name	Fund Inception Date	Accounting Service Fees Paid for Fiscal Period Ended 2003	Accounting Service Fees Paid for Fiscal Year Ended 2004	Accounting Service Fees Paid for Fiscal Year Ended 2005
Amerigo	07/01/03	$14,335	$87,012	$163,005
Clermont	07/01/03	$7,696	$53,230	$97,834

Distribution

Pursuant to the Distribution Agreement adopted by the Trust, the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as the distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust.

Distribution Plan and Investor Services Plan

Each Fund has adopted a Distribution Plan and an Investor Services Plan. Under the Distribution Plan, the Distributor, or designated service providers determined by the Distributor (“Service Providers”), may receive up to 0.25% of each Fund’s assets as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. The Investor Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to the Distributor, or designated Service Providers, as compensation for providing investor services to owners of Contracts who, indirectly through insurance company separate accounts, invest in shares of the Funds (“Investors”). These fees will be paid from the assets of the Funds and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not pay distribution and investor service fees. Following are the fees paid under these plans for the fiscal year ended December 31, 2005:

Fund	Inception Date	Distribution Plan Fees Paid (%)	Distribution Plan Fees Paid ($ )
Amerigo	07/01/03	0.25	$0
Clermont	07/01/03	0.25	$0

Fund	Inception Date	Investor Service Plan Fees Paid (%)	Investor Service Plan Fees Paid ($ )
Amerigo	07/01/03	0.25	$407,512
Clermont	07/01/03	0.25	$244,584

Description of Distribution and Investor Services – Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

42

Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisors who allocate funds for investments in shares of the Funds on behalf of Investors (“Financial Advisors”); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Funds with advance information on strategic and tactical asset allocation trends and anticipated investment activity in the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds’ portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds’ investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund shares, if necessary, for the payment of Financial Advisor fees.

Costs and Expenses

The Funds bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Board member fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Funds pay an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with or interested persons of the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer (collectively, the “Service Providers”) have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of April 2, 2006, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

43

Fund Name	Number of Shares	Percentage of Fund Shares	Name and Address of Beneficial Owner
Amerigo Fund	5671544.61	95.07%	Security Benefit Life Insurance Company SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636-0001
Clermont Fund	3626254.47	95.54%	Security Benefit Life Insurance Company SBL Variable Annuity Account XIV One Security Benefit Place Topeka, KS 66636-0001

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled “Purchasing and Redeeming Shares - Net Asset Value.”  The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV per share of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust

44

report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of each Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

Suspension of the Right of Redemption

Each Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Fund’s securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund’s securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund), the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from the Funds will be distributed as described in the Trust’s Prospectus under “Dividends and Distributions.”  Normally, all such distributions of the Funds will automatically be reinvested without charge in additional shares of the same Fund.

45

Federal Tax Treatment of Dividends and Distributions

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of each Fund will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance prospectus. You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

Section 817(h) Diversification

Section 817(h) of the Code requires that the assets of the Funds be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. The Funds ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), the Funds will meet the following test:  no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, Contracts may need to be modified to comply with them.

Regulated Investment Company Status

Each Fund intends to seek to qualify for, and elect to be treated as, a Regulated Investment Company (“RIC”) under the Code. As a RIC, a Fund would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund’s shareholders.

Accordingly, a Fund must, among other requirements, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership; and (b) diversify its holding so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other

46

securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified, publicly traded partnerships.

In addition, each Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

In the event of a failure by a Fund to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deductions for distributions to shareholders. In addition, in such case, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders as ordinary income. In general, subject to certain limitations, such dividends would be eligible for the dividends received deduction for corporate shareholders.

Federal Excise Tax

It is expected that the Funds will not be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated assets accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Special Considerations Applicable to the Foreign Currency Investments

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to the aforementioned special treatment under the Code. In general, therefore, any such gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment

47

company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Options and Other Complex Securities

The Funds may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

A Fund’s transactions in options, under some circumstances, could preclude the Funds from qualifying for the special tax treatment available to investment companies meeting the requirements to be treated as a RIC under Subchapter M of the Code. However, it is the intention of each Fund’s portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

Other Issues

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of the Fund’s shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds’ Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to: (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers; and (ii) other personnel of the Advisor and other service providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. As of December 31, 2005, the Berolina Fund had not yet commenced operations and, therefore, did not disclose portfolio holdings information to any individual or entity. Once the Berolina Fund commences operations, it expects to disclose portfolio holdings information to the entities listed below as part of ongoing arrangements. As of December 31, 2005, Fund

48

portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes: Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg, Standard & Poor’s, and Investor Responsibility Research Center.

The Trust’s Chief Compliance Officer, or his or her compliance personnel designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

49

Shareholder Inquiries

You may visit the Trust’s web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, is the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust’s financial statements for the fiscal year ended December 31, 2005, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust’s Annual Report to Shareholders must accompany the delivery of this SAI.

50

APPENDIX A

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings

Group Corporate Bond Ratings

AAA -This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

A-1

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.”   Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in ”Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in ”Aaa” securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

CLS INVESTMENT FIRM, LLC

PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

I.                                         POLICY

CLS Investment Firm, LLC (“CLS”) acts as a discretionary investment adviser for various clients, including registered open-end investment companies (“mutual funds”). CLS’ authority to vote proxies or act with respect to other shareholder actions is set forth in its investment advisory contracts or specified by the provisions of the Investment Company Act of 1940, as amended (the “Investment Company Act”). CLS’ general policy with respect to proxy voting and corporate actions is set forth below. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

Proxies for client accounts

CLS does not receive proxies for securities held in client accounts unless otherwise specified under a written agreement. It is the policy of CLS to not vote, nor give any advice how to vote, proxies for securities held in client accounts. Proxies for securities held in client accounts will be received by the client directly from the custodian of the client’s assets, or will be handled as otherwise agreed between the client and the custodian.

Proxies for the AdvisorOne Funds

CLS serves as investment adviser to certain investment companies under the AdvisorOne Funds trust (each a “Fund”). Each Fund is a fund of funds, meaning these Funds pursue their investment goals by investing primarily in other investment companies that are not affiliated (“Underlying Funds”). As a fund of funds, the Funds are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner. In particular it is the policy of CLS to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the Investment Company Act. All proxies received from Underlying Funds will be reviewed with the Chief Compliance Officer or appropriate legal counsel to ensure proper voting. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

II.                                     PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by CLS to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), as well as the provisions of the Investment Company Act.

III.                                 PROCEDURES

The Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by CLS are

B-1

voted in a timely manner and in a manner consistent with the established CLS policies. Although the majority of proxy proposals can be handled in accordance with CLS’ established proxy policies, CLS recognizes that some proposals require special consideration that may dictate that CLS make an exception to its general proxy voting policies.

The Chief Compliance Officer is also responsible for reviewing the proxy proposal for conflicts of interest as part of the overall vote review process and ensuring that all corporate action notices or requests which require shareholder action received by CLS are addressed in a timely manner and consistent action is taken across all similarly situated client accounts. All material conflict of interest so identified by CLS will be addressed according CLS’ procedures set forth below:

1.                                       Vote in Accordance with the Established Policy. In most instances, CLS has little or no discretion to deviate from its general proxy voting policy and shall vote in accordance with such pre-determined voting policy.

2.                                       Client Direction. Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, CLS will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by CLS, it will promptly be forwarded to the client or specified third party.

3.                                       Obtain Consent of Clients. To the extent that CLS has discretion to deviate with respect to the proposal in question, CLS will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of CLS’ conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, CLS will abstain from voting the securities held by that client’s account.

4.                                       Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct CLS to forward all proxy matters in which CLS has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. Where such independent third party’s recommendations are received on a timely basis, CLS will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received, CLS will abstain from voting the securities held by that client’s account.

IV.                                 RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, CLS will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that CLS may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by CLS that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

CLS will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3)

B-2

its proxy voting policies and procedures and will inform clients how they may obtain information on how CLS voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of CLS’ Policies and Procedures by written request addressed to CLS. CLS will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

V.                                     GUIDELINES FOR EXCEPTIONS TO GENERAL POLICY

Under circumstances where CLS’ general voting policies do not apply the following guidelines are to be used in voting proposals, but will not be used as rigid rules. Each proxy issue will be considered individually.

A.                Oppose

CLS will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.                                       Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.                                       Proposals to stagger board members’ terms;

b.                                      Proposals to limit the ability of shareholders to call special meetings;

c.                                       Proposals to require super majority votes;

d.                                      Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.                                       Proposals regarding “fair price” provisions;

f.                                         Proposals regarding “poison pill” provisions; and

g.                                      Permitting “green mail”.

2.                                       Providing cumulative voting rights.

3.                                       “Social issues,” unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

4.                                       Election of directors recommended by management, except if there is a proxy fight.

B.                  Approve

CLS will generally vote in favor of routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of

B-3

these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1.                                       Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.                                       Date and place of annual meeting.

3.                                       Limitation on charitable contributions or fees paid to lawyers.

4.                                       Ratification of directors’ actions on routine matters since previous annual meeting.

5.                                       Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues.

CLS will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.                                       Limiting directors’ liability

7.                                       Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

8.                                       CLS generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.                                       Employee Stock Purchase Plan

10.                                 Establish 401(k) Plan

C.                  Case-By-Case

CLS will review each issue in this category on a case-by-case basis. Voting decisions will be made based on the financial interest of the fund. These matters include:

1.                                       Pay directors solely in stocks

2.                                       Eliminate director mandatory retirement policy

3.                                       Rotate annual meeting location/date

4.                                       Option and stock grants to management and directors

5.                                       Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

B-4